As Filed with the Securities and Exchange Commission on December 15, 2017

Registration Nos.: 333-203262; 811-05817

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.    ☐

Post-Effective Amendment No. 16    ☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 79    ☒

(Check appropriate box or boxes)

VARIABLE ANNUITY-2 SERIES ACCOUNT

(Exact name of Registrant)

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

(Name of Depositor)

8515 East Orchard Road

Greenwood Village, Colorado 80111

(Address of Depositor’s Principal Executive Offices) (Zip Code)

Depositor’s Telephone Number, including Area Code:

(800) 537-2033

Robert L. Reynolds

President and Chief Executive Officer

Great-West Life & Annuity Insurance Company

8515 East Orchard Road

Greenwood Village, Colorado 80111

(Name and Address of Agent for Service)

Copy to:

Ann B. Furman, Esq.

Carlton Fields Jorden Burt, P.A.

1025 Thomas Jefferson Street, N.W., Suite 400 West

Washington, D.C. 20007-5208

Approximate Date of Proposed Public Offering: Continuous

It is proposed that this filing will become effective (check appropriate box)

☐ immediately upon filing pursuant to paragraph (b) of Rule 485

☒ on December 29, 2017, pursuant to paragraph (b) of Rule 485

☐ 60 days after filing pursuant to paragraph (a)(1) of Rule 485

☐ on (date) pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

☐ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of securities being registered: Individual Flexible Premium Variable Annuity Contract

GREAT-WEST SMART TRACK® II – 5 YEAR VARIABLE ANNUITY

An individual flexible premium variable annuity

Issued by

Great-West Life & Annuity Insurance Company

Supplement dated December 29, 2017

to the Prospectus dated December 29, 2017

This Rate Sheet Supplement (the “Supplement”) amends certain information contained in the Great-West Smart Track II – 5 Year Variable Annuity Prospectus dated December 29, 2017 (the “Prospectus”). Capitalized terms not defined in this Supplement have the same meaning as set forth in the Prospectus. This Supplement must be accompanied by, and read in conjunction with, the Prospectus.

This Supplement declares the Guaranteed Annual Withdrawal % (the “GAW%”) and Joint Guaranteed Annual Withdrawal % (the “Joint GAW%”) applicable to all GLWB Riders for Contracts, the applications for which are signed on or after the effective date detailed below. This Supplement also declares the Distribution Credit applicable to the Great-West Secure Income Max GLWB Rider (the “Distribution Credit”) and the Accumulation Credit applicable to the Great-West Secure Income Plus GLWB Rider (the “Accumulation Credit”) for Contracts, the applications for which are signed on or after the effective date detailed below.

To receive the following GAW%, Joint GAW%, Distribution Credit, or Accumulation Credit, your Great-West Smart Track II – 5 Year Variable Annuity application must be signed on or after December 29, 2017, your application must be received by us within 10 days of signing, and your initial Contribution must be received by us within 30 days of receipt of your application. If these terms are met, the following rates will apply to your Contract and cannot be changed. Rates reflected in Rate Sheet Supplements that were not in effect when you signed your application will not apply to your Contract. If we file a new Rate Sheet Supplement, the terms of this Supplement (including the GAW%s, Joint GAW%s, Accumulation Credits, and Distribution Credits) will be superseded by the terms of the new Rate Sheet Supplement. The terms of a Rate Sheet Supplement with no specified end date may not be amended unless we provide a minimum of 10 business days prior notice.

If you would like a copy of the current Prospectus, or for information on the GAW%, Joint GAW%, Distribution Credit, and Accumulation Credit applicable to you based on the date your application was signed, please contact the Retirement Resource Operations Center toll-free at (877) 723-8723. Historical GAW%s, Joint GAW%s, Distribution Credits, and Accumulation Credits also may be found in the Statement of Additional Information, as well as on the U.S. Securities and Exchange Commission’s website (www.sec.gov) by searching for File No. 333-203262. The Prospectus and this Supplement also may be found on the U.S. Securities and Exchange Commission’s website (www.sec.gov) by searching with File No. 333-203262.

Great-West Secure Income Foundation GLWB Rider:

The GAW% for a single Covered Person is based on the age when GAWs begin according to the following table:

GAW% Table
	Age 59 1⁄2 - 64	Age 65 - 69	Age 70 - 79	Age 80+
% of Benefit Base	4.00%	5.10%	5.50%	6.50%

If there are Joint Covered Persons, a single GAW% is calculated based on the age of the younger Covered Person. This rate is the Joint GAW% and is based on the following table:

Joint GAW% Table
	Age 59 1⁄2 - 64	Age 65 - 69	Age 70 - 79	Age 80+
% of Benefit Base	3.50%	4.60%	5.00%	6.00%

Great-West Secure Income Max GLWB Rider:

The Distribution Credit for the Great-West Secure Income Max GLWB Rider is 1% for Contributions aged at least 5 years. The GAW% for a single Covered Person is based on the following table:

	Age When GAWs Begin	Age When GAWs Begin	Age When GAWs Begin	Age When GAWs Begin
	59.5- 64	65- 69	70- 79	80+
% of Benefit Base	4.00%	5.40%	5.80%	6.50%

If there are Joint Covered Persons, a single GAW% is calculated based on the age of the younger Covered Person. This rate is the Joint GAW% and is based on the following table:

	Age of Younger Covered Person When GAWs Begin	Age of Younger Covered Person When GAWs Begin	Age of Younger Covered Person When GAWs Begin	Age of Younger Covered Person When GAWs Begin
	59.5- 64	65- 69	70- 79	80+
% of Benefit Base	3.50%	4.90%	5.30%	6.00%

The Great-West Secure Income Max GLWB Rider increases each GAW% by 1% for Withdrawals that begin at least 5 years after the date of Rider Contribution.

Great-West Secure Income Plus GLWB Rider:

The Accumulation Credit used to determine the guaranteed minimum amount for the Great-West Secure Income Plus GLWB Rider is 5%. The GAW% for a single Covered Person is based on the following table:

	Age When GAWs Begin	Age When GAWs Begin	Age When GAWs Begin	Age When GAWs Begin
	59.5- 64	65- 69	70- 79	80+
% of Benefit Base	4.00%	5.00%	5.00%	6.00%

If there are Joint Covered Persons, a single GAW% is calculated based on the age of the younger Covered Person. This rate is the Joint GAW% and is based on the following table:

	Age of Younger Covered Person When GAWs Begin	Age of Younger Covered Person When GAWs Begin	Age of Younger Covered Person When GAWs Begin	Age of Younger Covered Person When GAWs Begin
	59.5- 64	65- 69	70- 79	80+
% of Benefit Base	3.50%	4.50%	4.50%	5.50%

If you have any questions regarding this Supplement, please call the Retirement Resource Operations Center toll-free at (877) 723-8723, or write to the Retirement Resource Operations Center at PO Box 173920, Denver, CO 80217-3920.

This Supplement must be accompanied by, and read in conjunction with, the current Prospectus and

Statement of Additional Information dated December 29, 2017.

Please read this Supplement carefully and retain it for future reference.

GREAT-WEST SMART TRACK® II - 5 YEAR VARIABLE ANNUITY

An individual flexible premium variable annuity

Issued by

Great-West Life & Annuity Insurance Company

This Prospectus describes the Great-West Smart Track® II - 5 Year Variable Annuity (the “Contract”) — an individual flexible premium variable annuity contract that allows you to accumulate assets on a tax-deferred basis for retirement or other long-term purposes. Great-West Life & Annuity Insurance Company (“we,” “us,” or “Great-West”) issues the Contract to eligible persons in all United States jurisdictions except New York. The Contract may be owned by one or two natural persons, an IRA custodian or trustee, by a Non-Grantor Trust, or by a Grantor Trust with only one Grantor or with two Grantors who are one another’s Spouse as of the Effective Date (see Definitions, below, for definitions of capitalized terms).

When you contribute money to the Contract, you decide how to allocate your money among the various investment options available through Variable Annuity-2 Series Account (the “Series Account”). The Series Account consists of two strategies: the Investment Strategy (relating to the base Contract) and the Income Strategy (relating to optional Guaranteed Lifetime Withdrawal Benefit Riders). You should consider which features are important to you and the amount of Series Account charges and Withdrawal Charges you are willing to bear relative to your needs. In deciding whether to purchase any of the optional benefits, you should consider the desirability of the benefit relative to its additional cost and to your needs.

We hold the assets for each investment option in a corresponding Sub-Account of the Series Account. Each Sub-Account, in turn, invests in a Portfolio under the Investment Strategy or a Covered Fund under the Income Strategy.

Investment Strategy Portfolios:

Alger Small Cap Growth Portfolio – Class I-2*

Alger SMid Cap Focus Portfolio (formerly the Alger SMid Cap Growth Portfolio) – Class I-2*

ALPS/ Alerian Energy Infrastructure Portfolio – Class III

ALPS/ Red Rocks Listed Private Equity Portfolio – Class III

American Century Investments VP Inflation Protection Fund – Class II

American Century Investments VP Mid Cap Value Fund – Class II

American Century Investments VP Value Fund – Class II

American Funds Insurance Series Global Growth and Income Fund – Class 4

American Funds Insurance Series International Fund – Class 4

American Funds Insurance Series New World Fund – Class 4

BlackRock Global Allocation V.I. Fund – Class III

The date of this Prospectus is December 29, 2017.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

BlackRock High Yield V.I. Fund – Class III

ClearBridge Variable Large Cap Growth Portfolio – Class II

ClearBridge Variable Mid Cap Portfolio – Class II

ClearBridge Variable Small Cap Growth Portfolio – Class II

Delaware VIP Emerging Markets Series – Service Class

Delaware VIP International Value Equity Series – Service Class

Delaware VIP REIT Series – Service Class

Delaware VIP Small Cap Value Series – Service Class

Deutsche Capital Growth VIP – Class B*

Deutsche Global Small Cap VIP – Class B*

Dreyfus Investment Portfolios Technology Growth Portfolio – Service Shares*

Dreyfus Variable Investment Fund Appreciation Portfolio – Service Shares*

Eaton Vance VT Floating-Rate Income Fund – Initial Class

Federated High Income Bond Fund II – Service Class

Fidelity VIP Balanced Portfolio – Service Class 2

Fidelity VIP International Capital Appreciation Portfolio – Service Class 2

First Trust/Dow Jones Dividend & Income Allocation Portfolio – Class I

Franklin Income VIP Fund – Class 4

Goldman Sachs VIT Multi-Strategy Alternatives Portfolio – Advisor Shares

Goldman Sachs VIT Strategic Income Fund – Advisor Shares

Goldman Sachs VIT U.S. Equity Insights Fund – Service Shares

Great-West Ariel Mid Cap Value Fund – Investor Class

Great-West Bond Index Fund – Investor Class

Great-West Core Bond Fund (formerly Great-West Federated Bond Fund) – Investor Class

Great-West Goldman Sachs Mid Cap Value Fund – Investor Class

Great-West Government Money Market Fund – Investor Class

Great-West International Index Fund – Investor Class

Great-West Invesco Small Cap Value Fund – Investor Class

Great-West Loomis Sayles Bond Fund – Investor Class

Great-West Loomis Sayles Small Cap Value Fund – Investor Class

Great-West MFS International Growth Fund – Investor Class

Great-West MFS International Value Fund – Investor Class

Great-West Multi-Manager Large Cap Growth Fund – Investor Class

Great-West Multi-Manager Small Cap Growth Fund – Investor Class

Great-West Putnam Equity Income Fund – Investor Class

Great-West Putnam High Yield Bond Fund – Investor Class

Great-West Real Estate Index Fund – Investor Class

Great-West S&P 500® Index Fund – Investor Class

Great-West S&P Mid Cap 400® Index Fund – Investor Class

Great-West S&P Small Cap 600® Index Fund – Investor Class

Great-West Short Duration Bond Fund – Investor Class

Great-West T. Rowe Price Mid Cap Growth Fund – Investor Class

Great-West Templeton Global Bond Fund – Investor Class

Great-West U.S. Government Securities Fund (formerly the Great-West U.S. Government Mortgage Securities Fund) – Investor Class

Great-West Aggressive Profile Fund (formerly the Great-West Aggressive Profile II Fund) – Investor Class

Great-West Conservative Profile Fund (formerly the Great-West Conservative Profile II Fund) – Investor Class

Great-West Moderate Profile Fund (formerly the Great-West Moderate Profile II Fund) – Investor Class

Great-West Moderately Aggressive Profile Fund (formerly the Great-West Moderately Aggressive Profile II Fund) – Investor Class

Great-West Moderately Conservative Profile Fund (formerly the Great-West Moderately Conservative Profile II Fund) – Investor Class

Great-West Lifetime 2015 Fund – Investor Class

Great-West Lifetime 2020 Fund – Investor Class

Great-West Lifetime 2025 Fund – Investor Class

Great-West Lifetime 2030 Fund – Investor Class

Great-West Lifetime 2035 Fund – Investor Class

Great-West Lifetime 2040 Fund – Investor Class

Great-West Lifetime 2045 Fund – Investor Class

Great-West Lifetime 2050 Fund – Investor Class

Great-West Lifetime 2055 Fund – Investor Class

Invesco V.I. Core Equity Fund – Series II*

Invesco V.I. Global Real Estate Fund – Series II

Invesco V.I. Growth and Income Fund – Series II

Invesco V.I. International Growth Fund – Series II

Invesco V.I. Small Cap Equity Fund – Series II*

Ivy VIP Energy

Janus Henderson Balanced Portfolio (formerly the Janus Aspen Series Balanced Portfolio) – Service Shares

Janus Henderson Enterprise Portfolio (formerly the Janus Aspen Series Enterprise Portfolio) – Service Shares

Janus Henderson Flexible Bond Portfolio (formerly the Janus Aspen Series Flexible Bond Portfolio) – Service Shares

JPMorgan Insurance Trust Global Allocation Portfolio – Class 2

JPMorgan Insurance Trust Income Builder Portfolio – Class 2

Lord Abbett Series Developing Growth Portfolio – Class VC*

MFS VIT II Blended Research Core Equity Portfolio – Service Class

MFS VIT II Technology Portfolio – Service Class

MFS VIT III Blended Research Small Cap Equity Portfolio – Service Class

Neuberger Berman AMT Socially Responsive Portfolio – S Class

Oppenheimer International Growth Fund VA – Service Shares

Oppenheimer Main Street Small Cap Fund® VA – Service Shares

Oppenheimer Total Return Bond Fund VA (formerly Oppenheimer Core Bond Fund VA) – Service Shares

PIMCO VIT CommodityRealReturn® Strategy Portfolio – Advisor Class

PIMCO VIT Long-Term U.S. Government Portfolio – Advisor Class

PIMCO VIT Low Duration Portfolio – Advisor Class

PIMCO VIT Real Return Portfolio – Advisor Class

PIMCO VIT Short-Term Portfolio – Advisor Class

PIMCO VIT Total Return Portfolio – Advisor Class

Putnam VT Absolute Return 500 Fund – Class IB*

Putnam VT American Government Income Fund – Class IB

Putnam VT Capital Opportunities Fund – Class IB

Putnam VT Equity Income Fund – Class IB*

Putnam VT Global Asset Allocation Fund – Class IB

Putnam VT Global Equity Fund – Class IB

Putnam VT Growth Opportunities Fund – Class IB

Putnam VT Income Fund – Class IB

Putnam VT International Equity Fund – Class IB

Putnam VT International Growth Fund – Class IB*

Putnam VT International Value Fund – Class IB

Putnam VT Investors Fund – Class IB

Putnam VT Research Fund – Class IB

Putnam VT Small Cap Value Fund – Class IB

T. Rowe Price Blue Chip Growth Portfolio – II

T. Rowe Price Health Sciences Portfolio – II

VanEck VIP Global Hard Assets Fund – Class S

Investment Strategy Portfolios that may only be accessed with additional payment of a Fund Facilitation Fee:

DFA VA International Small Portfolio

DFA VA International Value Portfolio

DFA VA U.S. Targeted Value Portfolio

DFA VA U.S. Large Value Portfolio

* The Sub-Account investing in this Portfolio is closed to new Contributions and incoming Transfers.

Income Strategy Covered Funds (for Contracts with a Guaranteed Lifetime Withdrawal Benefit Rider):

Great-West Conservative Profile Fund (formerly the Great-West Conservative Profile II Fund) – Class L

Great-West Moderate Profile Fund (formerly the Great-West Moderate Profile II Fund) – Class L

Great-West Moderately Conservative Profile Fund (formerly the Great-West Moderately Conservative Profile II Fund) – Class L

Great-West SecureFoundation® Balanced Fund – Class L

Closed Income Strategy Covered Funds: the Sub-Accounts investing in the following Covered Funds (Investor Class) are closed to new Contributions and incoming Transfers:

Great-West Conservative Profile Fund (formerly the Great-West Conservative Profile II Fund) – Investor Class

Great-West Moderate Profile Fund (formerly the Great-West Moderate Profile II Fund) – Investor Class

Great-West Moderately Conservative Profile Fund (formerly the Great-West Moderately Conservative Profile II Fund) – Investor Class

Based on marketing, tax, investment, and other conditions, we may make additional Portfolios or additional Covered Funds available to Owners at our discretion.

This Prospectus provides important information about the Series Account and investment options that you should know before purchasing the Contract, including a description of the material rights and obligations under the Contract. It is important that you read the Contract, riders, and any amendments and endorsements. Please read this Prospectus carefully and keep it on file for future reference. We offer other variable annuity products with different product features, benefits, and charges, including variable annuities with lower fees and charges that are specifically designed for customers who have engaged investment advisers to manage their assets for a fee.

You can find more detailed information pertaining to the Series Account in the Statement of Additional Information (“SAI”) dated December 29, 2017 (as may be amended from time to time), which has been filed with the Securities and Exchange Commission (the “SEC”). The SAI is incorporated by reference into this Prospectus as a matter of law, which means it is legally a part of this Prospectus. You can find the SAI’s table of contents on the last page of this Prospectus. You may obtain a copy of the SAI without charge by contacting the Retirement Resource Operations Center at the address or phone number listed below. You can also obtain it by visiting the SEC’s website at www.sec.gov. This website also contains material incorporated by reference and other information about the Series Account that has been filed electronically with the SEC.

The Contract is not a deposit or obligation of, or insured, guaranteed or endorsed by, any bank, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency. The Contract involves certain investment risks, including possible loss of principal.

For account information, please contact:

Retirement Resource Operations Center

P.O. Box 173920

Denver, CO 80217-3920

(877) 723-8723

This Prospectus does not constitute an offering in any jurisdiction in which such offering may not be lawfully made. No dealer, salesperson or other person is authorized to give any information or make any representations in connection with the Contract other than those contained in this Prospectus, and, if given or made, such other information or representations must not be relied on.

Definitions

1035 Exchange – A tax-free exchange of certain types of insurance contracts, as allowed by a provision of the Code.

10-Year Treasury Yield (10YR) – The U.S. Treasury 10-Year Yield as of the end of the last Business Day of the previous week as reported by the United States Department of Treasury.

Accumulation Unit – An accounting measure used to determine the Annuity Account Value before the date annuity payouts commence.

Alternate Payee – Any Spouse or former Spouse of an Owner who has the right pursuant to a Decree to receive all or a portion of the benefit payable under the Contract with respect to such Owner.

Annuitant (Joint Annuitant) – The person named in the application upon whose life the payout of an annuity is based and who will receive annuity payouts. The Annuitant will be the Owner unless otherwise indicated in the application. Joint Annuitants may be named in the application or any time before the Annuity Commencement Date, and must be one another’s Spouse as of the Effective Date. If you select a Joint Annuitant, Annuitant means the older Joint Annuitant or the sole surviving Joint Annuitant. If you name a Contingent Annuitant, the Annuitant will be considered the Primary Annuitant. If an IRA custodian or trustee owns the Contract, the Underlying IRA Holder must be the Annuitant and if there are two Annuitants, the Joint Annuitant must be the Underlying IRA Holder’s Spouse and the designated beneficiary of the custodial or trusteed account. If a Grantor Trust owns the Contract, the Grantor will be the Annuitant unless otherwise indicated in the application. If a Non-Grantor Trust owns the Contract, the grantor will be the Annuitant unless otherwise indicated in the application. If a Non-Grantor Trust owns the Contract, no Contingent Annuitant may be named and the Annuitant will be considered the Primary Annuitant.

Annuity Account – An account we establish in your name that reflects all account activity under your Contract in both the Investment Strategy and the Income Strategy.

Great-West Smart Track® II - 5 Year Variable Annuity Structure

Annuity Account reflects all account activity in both the Investment Strategy and the Income Strategy:

Annuity Account

Investment Strategy Contains Contributions to the investment options under the Investment Strategy		Income Strategy Contains Contributions to the investment options under the Income Strategy

Sub-Accounts Shares of the Portfolios are held in Sub-Accounts, one for each Portfolio		Sub-Accounts Shares of the Covered Funds are held in Sub- Accounts, one for each Covered Fund

The Portfolios		The Covered Funds

Annuity Account Value – The sum of the value of each Sub-Account you have selected in both the Investment Strategy and Income Strategy. The Annuity Account Value is credited with a return based upon the investment experience of the Sub-Account(s) selected by you and will increase and decrease accordingly.

Annuity Commencement Date – The date annuity payouts begin, which is either the Payout Election Date or the Annuitant’s 99th birthday if no Payout Election Date has been established. You may change the Annuity Commencement Date if annuity payouts have not already begun. Upon death of the Owner, the Beneficiary may change the Annuity Commencement Date only if the Beneficiary is the Owner’s surviving Spouse and elects to continue the Contract. The Annuity Commencement Date must occur no later than the Annuitant’s 99th birthday.

Annuity Payout Period – The period beginning on the Annuity Commencement Date and continuing until all annuity payouts have been made under the Contract. During this period, the Annuitant receives payouts from the annuity.

Annuity Unit – An accounting measure we use to determine the amount of any variable annuity payout after the first annuity payout is made.

Automatic Bank Draft Plan – A feature, if made available by Great-West, that allows you to make automatic periodic Contributions. Contributions will be withdrawn from an account you specify and automatically credited to your Annuity Account.

Beneficial Owner – For a Contract held as a Non-Qualified Stretch Annuity, the natural person who is the designated Beneficiary of any Death Benefit proceeds as a result of the death of the Owner. The Beneficial Owner may not be a non-natural entity such as a Grantor Trust or Non-Grantor Trust.

Beneficiary – The person(s) designated by the Owner to receive any Death Benefit under the terms of the Contract. If the surviving Spouse of an Owner is the surviving Joint Owner, the surviving Spouse will be deemed to be the Beneficiary upon such Owner’s death and may take the Death Benefit or elect to continue this Contract in force. If a Non-Grantor Trust owns the Contract, the Owner will at all times be the Beneficiary.

Benefit Base – For purposes of the GLWB Riders, the amount that is multiplied by the Guaranteed Annual Withdrawal Percentage to calculate the Guaranteed Annual Withdrawal. The Benefit Base increases dollar-for-dollar upon any GLWB Rider Contribution and is reduced proportionately for any Excess Withdrawal. The Benefit Base can also increase with positive Covered Fund performance on the Ratchet Date and may also be adjusted on the Ratchet Date. The Benefit Base may not exceed $5 million. Any Covered Fund Value over $5 million will be considered excess Covered Fund Value and will not be used to calculate Guaranteed Annual Withdrawals.

Business Day – Any day, and during the hours, on which the New York Stock Exchange is open for trading. If a date falls on a non-Business Day, the following Business Day will be used unless otherwise stated in the Prospectus.

Code – The Internal Revenue Code of 1986, as amended, and all related laws and regulations which are currently in effect.

Consultant – One or more investment managers or financial advisors designated by an Owner to provide advisory services to an Owner. Consultants may be registered as investment adviser representatives.

Contingent Annuitant – The person you may name in the application who becomes the Annuitant when the Primary Annuitant dies. The Contingent Annuitant must be designated before the death of the Primary Annuitant and at least 30 days prior to the Annuity Commencement Date. If a Non-Grantor Trust owns the Contract, no Contingent Annuitant may be named.

Contingent Beneficiary – The person you may designate to become the Beneficiary when the primary Beneficiary dies.

Contract Year – Contract Years begin on the Effective Date and renew on each anniversary of the Effective Date.

Contributions – Amounts of money you invest or deposit into your Annuity Account.

Covered Fund(s) – Interests in Sub-Accounts approved by Great-West for the GLWB.

Covered Fund Value – The aggregate value of each Covered Fund.

Covered Person(s) – For purposes of a GLWB Rider, the natural person(s) whose age determines the Guaranteed Annual Withdrawal Percentage and on whose life the Guaranteed Annual Withdrawal Amount will be based. If there are two Covered Persons, the Joint Guaranteed Annual Withdrawal Percentage will be based on the age of the younger life and the Installments can continue until the death of the second life. If a natural person owns the Contract, the Owner of the Contract must be a Covered Person. If a Grantor Trust owns the Contract, the Grantor(s) must be the sole Covered
Person(s). A Joint Covered Person, when permitted, must be the Owner’s Spouse and (i) a Joint Owner; or (ii) the 100% primary Beneficiary under the Contract. If an IRA custodian or trustee owns the Contract, the Underlying IRA Holder must be a Covered Person and if there are two Covered Persons, the Joint Covered Person must be the Underlying IRA Holder’s Spouse and the designated beneficiary of the custodial or trusteed account. If a Non-Grantor Trust owns the Contract, the Covered Person, if any, must be the Annuitant.

Death Benefit – The amount payable to the Beneficiary when the Owner or the Annuitant dies.

Decree – A divorce or separation instrument, as defined in Section 71(b)(2) of the Code, that creates or recognizes the existence of an Alternate Payee’s right to, or assigns to an Alternate Payee the right to receive all or a portion of the benefits payable with respect to an Owner that Great-West accepts and approves, except as otherwise agreed.

Distributions – Amounts paid from a Covered Fund, including but not limited to partial and systematic withdrawals.

Effective Date – The date on which the first Contribution is credited to your Annuity Account. Contract Years, anniversaries, and quarters are measured from the Effective Date.

Excess Withdrawal – An amount of either a Distribution or Transfer from the Covered Fund(s) during the GLWB Accumulation Phase or any amount combined with all other such amounts that exceed the annual GAW during the GAW Phase. Excess Withdrawals reduce your Benefit Base and may be subject to the Withdrawal Charge. The Guarantee Benefit Fee and the M&E Charge shall not be treated as a Distribution or Excess Withdrawal for this purpose.

FFF Portfolios – Investment Strategy Portfolios, the Sub-Accounts of which may only be accessed with payment of an additional asset-based fee called the Fund Facilitation Fee.

Fund Facilitation Fee – An amount deducted at the end of each valuation period from Sub-Account assets, if any, invested in certain Investment Strategy Portfolios called the FFF Portfolios. The Fund Facilitation Fee will be reflected in the Accumulation Unit values of the Sub-Accounts invested in the FFF Portfolios you select. See “Fund Facilitation Fee” below for more information.

GLWB Accumulation Phase – The period of time between the GLWB Rider Election Date and the Initial Installment Date.

GLWB Riders – The Guaranteed Lifetime Withdrawal Benefit (GLWB) Riders that are issued to Owners and which specify the benefits, rights, privileges, and obligations of the Owner and Great-West in the Income Strategy, as modified by the Rate Sheet Supplement applicable on the date you signed the application to purchase the Contract. A GLWB Rider is initiated by allocating Contributions to an Income Strategy Covered Fund. One or more GLWB Riders may not be available through all financial intermediaries. All GLWB Riders available at the time you purchase your Contract will remain available for you to elect for the duration of your Contract. You may only elect one GLWB Rider. All guarantees are subject to the claims paying ability of Great-West.

GLWB Rider Contributions – Owner-directed amounts received and allocated to the Owner’s Covered Fund(s) in the Income Strategy, including but not limited to Transfers from other assets in the Contract. If this Contract is a Qualified Annuity Contract, GLWB Rider Contributions may also include rollovers as defined under Section 402(c), 403(b)(8),
408(d)(3) and 457(e)(16) of the Code. Reinvested dividends, capital gains, and settlements arising from the Covered
Fund(s) will not be considered GLWB Rider Contributions for the purpose of calculating the Benefit Base but will affect the Covered Fund Value. Once you have elected a GLWB Rider by making a GLWB Rider Contribution, you are not able to make Contributions to any other GLWB Rider. If we refuse to accept additional Contributions, you will retain all other rights under the GLWB Rider, including the right to make Transfers from the Investment Strategy to the Income Strategy.

GLWB Rider Election Date – The Business Day on which the Owner or Beneficiary elects the GLWB option in a GLWB Rider by allocating GLWB Rider Contributions to a Covered Fund(s). The GLWB Rider Election Date will be the date upon which the Initial Benefit Base is calculated and before the Owner attains the age of 85 years old.

GLWB Settlement Phase – The period when the Covered Fund Value has reduced to zero, but the Benefit Base is still positive and during which Installments will continue to be paid.

Grantor – The natural person who is treated under Sections 671 through 679 of the Code as owning the assets of a Grantor Trust. Generally, the Grantor is the creator of the trust relationship and is responsible for any tax liability on trust assets. All Grantors must be natural persons.

Grantor Trust – A trust, the assets of which are treated under Sections 671 through 679 of the Code as being owned by the Grantor(s). We allow a Grantor Trust to be an Owner only if it either has a single Grantor who is a natural person, or two Grantors who are one another’s Spouse as of the Effective Date. Generally, if a trust is a Grantor Trust, the Grantor is treated as the owner of the trust assets, the trust is disregarded as a separate tax entity, and all income is taxed to the Grantor. If a Grantor Trust owns the Contract, the Grantor will be the Annuitant unless otherwise indicated in the application.

Great-West Secure Income Foundation GLWB Rider (formerly the Lifetime Income Lock Fixed GLWB Rider) – Provided all conditions are met, the Great-West Secure Income Foundation GLWB Rider provides an annual withdrawal amount that is guaranteed for the lifetime of the Covered Person(s) according to a fixed schedule that varies the GAW% with the age of the Covered Person(s). The GAW% and Joint GAW% applicable to Contracts purchased prior to December 30, 2016, are disclosed in an appendix to this prospectus. The GAW% and Joint GAW% applicable to Contracts purchased on or after December 30, 2016, are disclosed in the Rate Sheet Supplement in effect when you signed the application to purchase your Contract.

Great-West Secure Income Max GLWB Rider (formerly the Enhanced Withdrawal Fixed GLWB Rider) – Provided all conditions are met, the Great-West Secure Income Max GLWB Rider provides an annual withdrawal amount that is guaranteed for the lifetime of the Covered Person(s) according to a fixed schedule that varies the GAW% with the age of the Covered Person(s). A higher GAW% may be available for Rider Contributions older than 5 years from starting the GAW Phase. The GAW%, Joint GAW%, and Distribution Credit applicable to Contracts purchased prior to December 30, 2016, are disclosed in an appendix to this prospectus. The GAW%, Joint GAW%, and Distribution Credit applicable to Contracts purchased on or after December 30, 2016, are disclosed in the Rate Sheet Supplement in effect when you signed the application to purchase your Contract.

Great-West Secure Income Plus GLWB Rider (formerly the Roll-Up Fixed GLWB Rider) – Provided all conditions are met, the Great-West Secure Income Plus GLWB Rider provides an annual withdrawal amount that is guaranteed for the lifetime of the Covered Person(s) according to a fixed schedule that varies the GAW% with the age of the Covered
Person(s). Prior to starting Guaranteed Annual Withdrawals, the Benefit Base increases by a guaranteed minimum amount each Contract Year up to a maximum of 10 Contract Years. The GAW%, Joint GAW%, and Accumulation Credit applicable to Contracts purchased prior to December 30, 2016, are disclosed in an appendix to this prospectus. The GAW%, Joint GAW%, and Accumulation Credit applicable to Contracts purchased on or after December 30, 2016, are disclosed in a Rate Sheet Supplement in effect when you signed the application to purchase your Contract.

Guarantee Benefit Fee – The fee associated with the Income Strategy and GLWB Riders. The Guarantee Benefit Fee may be referred to as the GLWB Rider Fee.

Guaranteed Annual Withdrawal (GAW) – For purposes of a GLWB Rider, the annualized withdrawal amount that we guarantee for the lifetime of the Covered Person(s).

Guaranteed Annual Withdrawal Payment Date (GAW Payment Date) – The day of the month on which Installments are paid. You may change your GAW Payment Date only by Request. Changes to your GAW Payment Date will not take effect for a minimum of three weeks from the date we receive your Request.

Guaranteed Annual Withdrawal Percentage (GAW%) – The percentage of the Benefit Base that determines the amount of the GAW. The GAW% applicable to Contracts purchased prior to December 30, 2016, is disclosed in an appendix to this prospectus. The GAW% applicable to Contracts purchased on or after December 30, 2016, is disclosed in the Rate Sheet Supplement in effect when you signed the application to purchase your Contract.

Guaranteed Annual Withdrawal (GAW) Phase – The period of time between the Initial Installment Date and the first day of the GLWB Settlement Phase. The GAW Phase begins when you elect to begin taking GAW payments.

Guaranteed Lifetime Withdrawal Benefit (GLWB) – A payment option offered by a GLWB Rider that pays Installments during the life of the Covered Person(s). The Covered Person(s) can receive periodic payments in either monthly, quarterly, semiannual, or annual Installments that in total over a 12-month period equal the GAW.

Income Strategy – Assets allocated to the Sub-Account associated with an optional GLWB Rider attached to the Contract.

Income Strategy Account Value – The sum of the values of the Sub-Accounts in the Income Strategy credited to the Owner under the Annuity Account. The Income Strategy Account Value is credited with a return based upon the investment experience of the investment option(s) selected by the Owner and will increase or decrease accordingly.

Initial Installment Date – The date of the first Installment under a GLWB, which must be a Business Day.

Installments – Periodic payments of the GAW.

Interest Rate Reset – During the GAW Phase of the T-Note Tracker GLWB Rider, an increase in the current GAW if the calculation results in a greater GAW than the current GAW on the Ratchet Date.

Investment Strategy – Assets allocated to the Sub-Accounts not associated with an optional GLWB Rider attached to the Contract.

Investment Strategy Account Value – The sum of the values of the Sub-Accounts in the Investment Strategy credited to the Owner under the Annuity Account. The Investment Strategy Account Value is credited with a return based upon the investment experience of the investment option(s) selected by the Owner and will increase or decrease accordingly.

Joint GAW% – The GAW% used with any GLWB Rider if there are two Covered Persons. The Joint GAW% applicable to Contracts purchased prior to December 30, 2016, is disclosed in an appendix to this prospectus. The Joint GAW% applicable to Contracts purchased on or after December 30, 2016, is disclosed in the Rate Sheet Supplement in effect when you signed the application to purchase your Contract.

Mortality and Expense Risk Charge (M&E Charge) – An amount deducted from your Annuity Account Value at the end of each valuation period to compensate Great-West for bearing certain mortality and expense risks under the Contract.

Non-Grantor Trust – A trust in which the grantor has relinquished control over trust assets and in which trust assets do not form a part of the grantor’s estate. A Non-Grantor Trust must be issued a Tax Identification Number in order to qualify as Owner of the Contract. If a Non-Grantor Trust owns the Contract, the grantor will be the Annuitant unless otherwise indicated in the application.

Non-Qualified Annuity Contract – An annuity Contract which is not intended to satisfy the requirements of Section 408(b) (IRAs) or Section 408A (Roth IRAs) of the Code. We may issue this Contract as a Non-Qualified Annuity Contract.

Non-Qualified Stretch Annuity Contract – An annuity Contract which is not intended to satisfy the requirements of Section 408(b) (IRAs) or Section 408A (Roth IRAs) of the Code, and in which a Successor Beneficiary may elect to receive his or her interest in a single sum or over the remaining distribution period initially selected by the Beneficial Owner. The Owner of a Contract held as a Non-Qualified Stretch Annuity may not be a non-natural entity such as a Grantor Trust or Non-Grantor Trust. We may issue this Contract as a Non-Qualified Stretch Annuity Contract.

Owner (Joint Owner) or You – The person or persons named in the Contract who is entitled to exercise all rights and privileges under the Contract while the Annuitant is living. The Owner must be age 85 or younger at the time the Contract is issued. Joint Owners must be one another’s Spouse as of the Effective Date and must both be natural persons. The Annuitant will be the Owner unless otherwise indicated in the application. If the Owner intends to hold the Contract as a Qualified Annuity Contract, the Owner must be the Annuitant and a Joint Owner is not permitted. The Owner must be either a natural person, an IRA custodian or trustee, a Grantor Trust, or a Non-Grantor Trust. If the Owner is a Grantor Trust, all references to the life, age, or death of the Owner pertain to the life, age, or death of the Grantor(s). If the Owner is a Non-Grantor Trust, all references to the life, age, or death of the Owner pertain to the life, age, or death of the Annuitant, and where there are Joint Annuitants, shall pertain to the older Joint Annuitant. If there is a change of ownership of the Contract from a Non-Grantor Trust to a natural person, the original Annuitant and/or Joint Annuitant shall continue to determine any benefits under the Contract and GLWB Riders. If the Owner is an IRA custodian or trustee, all references to the life, age, or death of the Owner pertain to the life, age, or death of the Underlying IRA Holder.

Payout Election Date – The date chosen for annuity payouts or periodic withdrawals to begin from the Investment Strategy. The Payout Election Date must occur before the Annuitant’s 99th birthday.

Portfolio – A registered management investment company, or portfolio or series thereof, in which the assets of the Series Account may be invested. For convenience, the Investment Strategy Portfolios (including the FFF Portfolios) and the Income Strategy Covered Funds may be referred to as Portfolios in this prospectus.

Premium Tax – A tax that a state or other governmental authority charges. Varying by state, the current range of Premium Taxes is 0% to 3.5% and may be deducted with respect to your Contributions, from amounts withdrawn, or from amounts applied on the Payout Election Date, or the Annuity Account Value when incurred by Great-West or at another time of Great-West’s choosing.

Qualified Annuity Contract – An annuity contract that is intended to qualify under Section 408(b) (IRAs) or Section 408A (Roth IRAs) of the Code. We may issue this Contract as a Qualified Annuity Contract.

Ratchet – For purposes of a GLWB Rider, an increase in the Benefit Base if the Covered Fund Value exceeds the current Benefit Base on the Ratchet Date.

Ratchet Date – During the GLWB Accumulation Phase, the Ratchet Date is the anniversary of the Owner’s GLWB Rider Election Date and each anniversary thereafter. During the GAW Phase, the Ratchet Date is the Initial Installment Date and each anniversary thereafter. An Interest Rate Reset (applicable only to the T-Note Tracker GLWB Rider) may also occur on the Ratchet Date during the GAW Phase. For Contract applications signed before December 30, 2016, if the anniversary is a non-Business Day, the Ratchet Date shall be the preceding Business Day for that year. For Contract applications signed on or after December 30, 2016, if the anniversary is a non-Business Day, the Ratchet Date shall be the following Business Day for the year..

Rate Sheet Supplement – Supplements to the Prospectus which we periodically file with the SEC that detail and modify certain rates associated with the GLWB Riders for new Contract purchases. Rate Sheet Supplements will disclose the GAW%, Joint GAW%, Accumulation Credits, and Distribution Credits for all GLWB Riders applicable for a specified range of dates. The terms of a Rate Sheet Supplement (including GAW%s, Joint GAW%s, Accumulation Credits, and Distribution Credits) with no specified end date may not be amended unless we provide a minimum of 10 business days prior notice. The GAW%, Joint GAW%, Accumulation Credits, and Distribution Credits applicable to Contracts purchased prior to December 30, 2016, are disclosed in an appendix to this prospectus. The GAW%, Joint GAW%,

Accumulation Credits, and Distribution Credits applicable to Contracts purchased on or after December 30, 2016, are disclosed in the Rate Sheet Supplement in effect when you signed the application to purchase your Contract. You may contact the Retirement Resource Operations Center at (877) 723-8723 for the rates and credits applicable to your Contract. Historical GAW%s, Joint GAW%s, Accumulation Credits, and Distribution Credits reflected in Rate Sheet Supplements may be found in the Statement of Additional Information, as well as on the SEC’s website (www.sec.gov) by searching with File Number 333-203262.

Request – Any written, telephoned, electronic or computerized instruction in a form satisfactory to Great-West that the Retirement Resource Operations Center receives from you, your designee (as specified in a form acceptable to Great-West) or the Beneficiary (as applicable) as required by any provision of the Contract. The Request is subject to any action taken or payment made by Great-West before it is processed. A written Request will be deemed to include electronic mail transmissions only if: such transmissions include PDF or other facsimile transmissions clearly reproducing the manual signature, and; such transmission is sent to the designated address for the Retirement Resource Operations Center.

Retirement Resource Operations Center – You may write to us at P.O. Box 173920 Denver, CO 80217-3920; call us toll free at (877) 723-8723; or email us at AnnuityOperations@greatwest.com.

Series Account – Variable Annuity-2 Series Account, the segregated asset account established by Great-West under Colorado law and registered with the SEC as a unit investment trust under the Investment Company Act of 1940, as amended (the “1940 Act”). The Series Account is also referred to as the separate account.

Spouse – A person recognized as a spouse in the state where the couple was legally married. The term does not include a party to a registered domestic partnership, civil union, or similar formal relationship recognized under state law that is not denominated a marriage under that state’s law.

Sub-Account – A division of the Series Account containing the shares of a Portfolio in the Investment Strategy (including the FFF Portfolios), the Income Strategy, or both. There is a Sub-Account for each Portfolio. We may also refer to a Sub-Account as an “investment option” in the Prospectus, SAI, or Series Account financial statements.

Successor Beneficiary – Upon the death of the Beneficial Owner, the natural person who is entitled to receive the Beneficial Owner’s remaining interest in a Contract held as a Non-Qualified Stretch Annuity. A Successor Beneficiary may elect to receive his or her interest in a single sum or over the remaining distribution period initially selected by the Beneficial Owner. A non-natural entity, such as a Grantor Trust or Non-Grantor Trust, is not permitted as a Successor Beneficiary of a Contract held as a Non-Qualified Stretch Annuity.

Surrender Value – Your Annuity Account Value on the Transaction Date of the surrender, less any Withdrawal Charge, Premium Tax, and other taxes.

T-Note Tracker GLWB Rider – Provided all conditions are met, the T-Note Tracker GLWB Rider provides an annual withdrawal amount that is guaranteed for the lifetime of the Covered Person(s) according to a floating schedule that varies the GAW% based on the age of the Covered Person(s) and the 10-Year Treasury Yield.

Transaction Date – The date on which any Contribution or Request from you will be processed. Contributions and Requests received after the close of regular trading on the New York Stock Exchange (generally 4:00 p.m. ET) will be deemed to have been received on the next Business Day. Requests will be processed and the Annuity Account Value will be determined on each day that the New York Stock Exchange is open for trading.

Transfer – Moving amounts from and among the Sub-Account(s).

Underlying IRA Holder – The natural person who is treated under the Code as having a beneficial interest in the assets of a custodial or trusteed IRA account. All Underlying IRA Holders must be natural persons.

Withdrawal Charge – The amount we deduct from premature surrenders or partial withdrawals. The charge applies to amounts withdrawn and varies depending upon the age of the Contribution withdrawn. The Withdrawal Charge is also known as a deferred sales load or contingent deferred sales charge.

Fee Tables

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer cash value between investment options. State Premium Taxes may also be deducted.

Owner Transaction Expenses

Sales Load Imposed on Purchases	None
Withdrawal Charge
Age of Contribution (being withdrawn)	Withdrawal Charge (as a percentage of the Contribution being withdrawn)
Less than one year old	7%
1 year old or older, but not yet 2 years old	7%
2 years old or older, but not yet 3 years old	6%
3 years old or older, but not yet 4 years old	5%
4 years old or older, but not yet 5 years old	4%
5 years old or older	0%

Exchange Fee	None
Maximum Transfer Fee*	$15
* Currently, we do not charge a fee for Transfers. We reserve the right to impose a Transfer Fee up to the stated amount for Transfersin excess of 12 per year.

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Portfolio fees and expenses.

Annual Contract Fee		None

Series Account Annual Expenses (% of average Annuity Account Value)	Maximum	Current
Mortality and Expense Risk Charges	1.20%	1.20%
Total Series Account Annual Expenses	1.20%	1.20%

Optional GLWB Rider Fees* Optional Guaranteed Lifetime Withdrawal Benefit Riders (with charges assessed quarterly, as a percentage of the current Benefit Base)	Maximum	Current
Great-West Secure Income Plus GLWB Rider (formerly the Roll-Up Fixed GLWB Rider)	2.25%	1.30%

Great-West Secure Income Max GLWB Rider (formerly the Enhanced Withdrawal Fixed GLWB Rider)	2.25%	1.20%
Great-West Secure Income Foundation GLWB Rider (formerly the Lifetime Income Lock Fixed GLWB Rider)	1.50%	0.90%
T-Note Tracker GLWB Rider	1.50%	0.65%

Fund Facilitation Fee for Optional FFF Portfolios (with charges assessed daily as a percentage of assets invested in the applicable Investment Strategy FFF Portfolio Sub-Accounts)	0.35%	0.35%

* GLWB Rider Fees will not apply to your Contract if you do not elect a GLWB Rider. The maximum GLWB Rider Fee reflected in the Fee Table will not change; however, the current fee may be different depending on when you elect a GLWB Rider.

The next item shows the minimum and maximum total operating expenses charged by the Portfolios, before any waivers or reimbursements, that you may pay periodically during the time that you own the Contract. More detail concerning each Portfolio’s fees and expenses is contained in the prospectus for each Portfolio.

Total Annual Portfolio Operating	Minimum	Maximum

Expenses
(Expenses that are deducted from Portfolio assets, including management fees, distribution and/or service (12b-1) fees, and other expenses)[1]	0.48%	3.91%

1 Several of the Portfolios (the Great-West Profile Funds, the Great-West Lifetime Funds, and the Great-West SecureFoundation Balanced Fund) are “funds of funds” that invest substantially all of their assets in shares of other Great-West Funds, portfolios in the same group of investment companies as Great-West Funds, Inc., and portfolios of unaffiliated investment companies (the “Underlying Portfolios”). Because of this, the Great-West Profile Funds, Great-West Lifetime Funds, and Great-West SecureFoundation Balanced Fund also bear their pro rata share of the operating expenses of the Underlying Portfolios. The above minimum and maximum expenses include fees and expenses incurred indirectly by the Great-West Profile Funds, the Great-West Lifetime Funds, and Great-West SecureFoundation Balanced Fund as a result of their investment in shares of one or more Underlying Portfolios.

THE ABOVE EXPENSES FOR THE PORTFOLIOS WERE PROVIDED BY THE PORTFOLIOS. WE HAVE NOT INDEPENDENTLY VERIFIED THE ACCURACY OF THIS INFORMATION PROVIDED BY UNAFFILIATED PORTFOLIOS.

Fee Examples

These Examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Owner transaction expenses, contract fees, Series Account annual expenses, Fund Facilitation Fees, and Portfolio fees and expenses.

Investment Strategy – Maximum M&E Charge Example. The Example below assumes that you invest $10,000 in the Investment Strategy of the Contract (and nothing in the Income Strategy) for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the maximum M&E Charge and the maximum fees and expenses of any of the Portfolios in the Investment Strategy. For purposes of this example, we have assumed nothing is invested in Investment Strategy Sub-Accounts subject to the Fund Facilitation Fee. In addition, this Example assumes no premium taxes were deducted. If these arrangements were considered, the expenses shown would be higher. This Example also does not take into consideration any fee waiver or expense reimbursement arrangements of the Portfolios.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(1) If you surrender your Contract at the end of the applicable time period:1

1 year	3 years	5 years	10 years

$1,141.00	$2,149.00	$3,178.00	$6,398.00

(2) If you annuitize at the end of the applicable time period or do not surrender your Contract:

1 year	3 years	5 years	10 years

$511.00	$1,609.00	$2,818.00	$6,398.00

1 This example reflects deduction of the Withdrawal Charge calculated according to the schedule set forth in the “Owner Transaction Expenses” table above.

Investment Strategy—Maximum Fund Facilitation Fee Example. The Example below assumes that you invest $10,000 in the Investment Strategy FFF Portfolio Sub-Accounts (and nothing in the Income Strategy or in any Investment Strategy Sub-Account that does not require payment of the Fund Facilitation Fee) for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the maximum Fund Facilitation Fee, maximum M&E Charge, and the maximum fees and expenses of any of the FFF Portfolios in the Investment Strategy. In addition, this Example assumes no premium taxes were deducted. If these arrangements were considered, the expenses shown would be higher. This Example also does not take into consideration any fee waiver or expense reimbursement arrangements of the Portfolios. For additional information, see “Fund Facilitation Fee” below.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(1) If you surrender or annuitize your Contract at the end of the applicable time period:1

1 year	3 years	5 years	10 years

$845.00	$1,237.00	$1,614.00	$3,054.00

(2) If you annuitize at the end of the applicable time period or do not surrender your Contract:

1 year	3 years	5 years	10 years

$215.00	$697.00	$1,254.00	$3,044.00

1 This example reflects deduction of the Withdrawal Charge calculated according to the schedule set forth in the “Owner Transaction Expenses” table above.

Income Strategy – Maximum Guarantee Benefit Fee Example. The Example below assumes that you invest $10,000 in the Income Strategy of the Contract (and nothing in the Investment Strategy) for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the maximum M&E Charge, maximum Guarantee Benefit Fee and the maximum fees and expenses of any of the Portfolios in the Income Strategy. In addition, this Example assumes no premium taxes were deducted. If these arrangements were considered, the expenses shown would be higher. This Example also does not take into consideration any fee waiver or expense reimbursement arrangements of the Portfolios.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(1) If you surrender your Contract at the end of the applicable time period:1

1 year	3 years	5 years	10 years

$1,104.00	$2,038.00	$2,992.00	$6,026.00

(2) If you annuitize at the end of the applicable time period or do not surrender your Contract:

1 year	3 years	5 years	10 years

$474.00	$1,498.00	$2,632.00	$6,026.00

1 This example reflects deduction of the Withdrawal Charge calculated according to the schedule set forth in the “Owner Transaction Expenses” table above.

Income Strategy – Current Guarantee Benefit Fee Example. The Example below assumes that you invest $10,000 in the Income Strategy of the Contract (and nothing in the Investment Strategy) for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the maximum M&E Charge, current Guarantee Benefit Fee, and the maximum fees and expenses of any of the Portfolios in the Income Strategy. In addition, this Example assumes no premium taxes were deducted. If these arrangements were considered, the expenses shown would be higher. This Example also does not take into consideration any fee waiver or expense reimbursement arrangements of the Portfolios.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(1) If you surrender your Contract at the end of the applicable time period:1

1 year	3 years	5 years	10 years

$1,009.00	$1,749.00	$2,503.00	$5,011.00

(2) If you annuitize at the end of the applicable time period or do not surrender your Contract:

1 year	3 years	5 years	10 years

$379.00	$1,209.00	$2,143.00	$5,011.00

1 This example reflects deduction of the Withdrawal Charge calculated according to the schedule set forth in the “Owner Transaction Expenses” table above.

These Examples do not show the effect of premium taxes. Premium taxes (ranging from 0% to 3.5%) are deducted from Contract Value upon full surrender, death, or annuitization. These Examples also do not include any of the taxes or penalties you may be required to pay if you surrender your Contract, nor do they include the impact of Transfer fees should Great-West in the future exercise its right to impose such fees.

The fee tables and example should not be considered a representation of past or future expenses and charges of the Sub-Accounts. Your actual expenses may be greater or less than those shown. Similarly, the 5% annual rate of return assumed in the example is not an estimate or a guarantee of future investment performance. See “Charges and Deductions” below.

Condensed Financial Information

Attached as Appendix A is a table showing selected information concerning Accumulation Units for each Sub-Account for each calendar year since inception. An Accumulation Unit is the unit of measure that we use to calculate the value of your interest in a Sub-Account and is determined on the basis of changes in the per share value of a Portfolio and Series Account charges. The information in the table is derived from audited financial statements of the Series Account. To obtain a more complete picture of each Sub-Account’s finances and performance, you should also review the Series Account’s financial statements, which are in the SAI.

Summary

The Contract allows you to accumulate assets on a tax-deferred basis by investing in a variety of variable investment options (the Sub-Accounts). The performance of your Annuity Account Value will vary with the investment performance of the Portfolios corresponding to the Sub-Accounts you select. You bear the entire investment risk for all amounts invested in them. Depending on the performance of the Sub-Accounts you select, your Annuity Account Value could be less than the total amount of your Contributions.

How to contact the Retirement Resource Operations Center:

Retirement Resource Operations Center

P.O. Box 173920

Denver, CO 80217-3920

(877) 723-8723

How to Invest

We refer to amounts you invest in the Contract as “Contributions.” The minimum initial Contribution is $10,000. Additional Contributions to the Investment Strategy can be made at any time before you begin receiving annuity payments or taking periodic withdrawals.

The minimum subsequent Contribution is $500 (or $100 if investing via an Automatic Bank Draft Plan, if available). However, total Contributions may not exceed $1,000,000 without prior approval from Great-West. We reserve the right to accept lower minimum initial or subsequent Contributions or accept larger maximum total Contributions. The Contract is a long-term investment and is typically most useful as part of a personal retirement plan. Early withdrawals may be restricted by the Code or may expose you to a Withdrawal Charge or tax penalties.

You may also purchase the Contract through a 1035 Exchange of another insurance contract, through a rollover of assets from certain qualified retirement plans or IRAs, or as a beneficiary of an inherited IRA.

Withdrawal Charge

Full surrenders or partial withdrawals of your Annuity Account Value may be subject to the Withdrawal Charge. For purposes of calculating the Withdrawal Charge, we deem the oldest Contributions to be withdrawn first and Contributions to be withdrawn before earnings. For more information, please see “Charges and Deductions” below.

Right to Cancel Period

After you receive your Contract, you may examine it for at least 10 days or longer if required by your state law (in some states, up to 30 days or longer for replacement annuity contracts), during which time you may cancel your Contract as described in more detail in this Prospectus. The money you contribute to the Contract will be invested at your direction. We will not deduct a Withdrawal Charge from the amount returned during the right to cancel period. You assume the risk of any market drop on Contributions you allocate to the Sub-Accounts. Except as noted below with respect to certain jurisdictions, we will return your Annuity Account Value plus any fees and charges. For Owners age 60 or over in certain jurisdictions (California, Florida, Georgia, and Nevada), we will return the greater of Annuity Account Value plus fees and charges or the sum of Contributions (plus fees and charges) if you cancel your Contract so long as your Contributions are entirely allocated to the Money Market Sub-Account during the right to cancel period; however, if your Contributions are not entirely allocated to the Money Market Sub-Account during the right to cancel period, we will return your Annuity Account Value plus fees and charges.

State Variations

Contracts issued in your state may provide different features and benefits from, and impose different costs than, those described in this Prospectus because of state law variations. These differences include, among other things, free look rights, issue age limitations, and the general availability of riders. This Prospectus describes the material rights and obligations of an Owner. The maximum fees and charges for all Contract features and benefits are set forth above in the fee table of this Prospectus. All material state variations to the Contract and GLWB Riders are disclosed in the attached Appendix C, as well as state variations to the right to cancel. It is also important that you read and retain your Contract, Riders, amendments, or endorsements.

Allocating Your Contributions

The Series Account consists of two strategies: the Investment Strategy (relating to the base Contract) and the Income Strategy (relating to the optional Guaranteed Lifetime Withdrawal Benefit Riders). When you make a Contribution, you choose how your Contributions are allocated between the Portfolios in the Investment Strategy and the Covered Fund(s) in the Income Strategy. The Investment Strategy consists of a wide variety of Portfolios, allowing you to select among Sub-Accounts that invest in different asset classes and which utilize different investment advisers. Sub-Accounts investing in certain Investment Strategy Portfolios (the FFF Portfolios) may only be accessed with payment of an additional asset-based fee called the Fund Facilitation Fee. For more information see “Fund Facilitation Fee” below. The Income Strategy consists of several Covered Funds. If you choose to elect one of the Guaranteed Lifetime Withdrawal Benefit Riders, you must make an allocation to the Income Strategy. There is no minimum percent of Annuity Account Value or minimum dollar amount that must be allocated to the Income Strategy when electing a GLWB Rider.

Guaranteed Lifetime Withdrawal Benefit Rider Options

The Contract offers four Guaranteed Lifetime Withdrawal Benefit Rider options:

(1) the Great-West Secure Income Plus GLWB Rider (formerly the Roll-Up Fixed GLWB Rider);

(2) the Great-West Secure Income Max GLWB Rider (formerly the Enhanced Withdrawal Fixed GLWB Rider);

(3) the Great-West Secure Income Foundation GLWB Rider (formerly the Lifetime Income Lock Fixed GLWB Rider); and

(4) the T-Note Tracker GLWB Rider.

Each GLWB Rider calculates the Guarantee Benefit Fee as a percentage of the Benefit Base, but offers different features and different methods of calculating the GAW%. One or more GLWB Riders may not be available through all financial intermediaries.

Provided all conditions are met, the Great-West Secure Income Plus GLWB Rider provides an annual withdrawal amount that is guaranteed for the lifetime of the Covered Person(s) according to a fixed schedule that varies the GAW% with the age of the Covered Person(s). Prior to starting Guaranteed Annual Withdrawals, the Benefit Base increases by a guaranteed minimum amount each Contract Year up to a maximum of 10 Contract Years. The GAW%, Joint GAW%, Accumulation Credit, and Distribution Credit applicable to Contracts purchased prior to December 30, 2016, are disclosed in an appendix to this prospectus. The GAW%, Joint GAW%, Accumulation Credit, and Distribution Credit applicable to Contracts purchased on or after December 30, 2016, are disclosed in the Rate Sheet Supplement in effect when you signed the application to purchase your Contract.

Provided all conditions are met, the Great-West Secure Income Max GLWB Rider provides an annual withdrawal amount that is guaranteed for the lifetime of the Covered Person(s) according to a fixed schedule that varies the GAW% with the age of the Covered Person(s). You may receive a higher GAW% for Rider Contributions older than 5 years. The GAW%, Joint GAW%, Accumulation Credit, and Distribution Credit applicable to Contracts purchased prior to December 30, 2016, are disclosed in an appendix to this prospectus. The GAW%, Joint GAW%, Accumulation Credit, and Distribution Credit applicable to Contracts purchased on or after December 30, 2016, are disclosed in the Rate Sheet Supplement in effect when you signed the application to purchase your Contract.

Provided all conditions are met, the Great-West Secure Income Foundation GLWB Rider provides an annual withdrawal amount that is guaranteed for the lifetime of the Covered Person(s) according to a fixed schedule that varies the GAW% with the age of the Covered Person(s). The GAW%, Joint GAW%, Accumulation Credit, and Distribution Credit applicable to Contracts purchased prior to December 30, 2016, are disclosed in an appendix to this prospectus. The GAW%, Joint GAW%, Accumulation Credit, and Distribution Credit applicable to Contracts purchased on or after December 30, 2016, are disclosed in the Rate Sheet Supplement in effect when you signed the application to purchase your Contract.

Provided all conditions are met, the T-Note Tracker GLWB Rider provides an annual withdrawal amount that is guaranteed for the lifetime of the Covered Person(s) according to a floating schedule that varies the GAW% based on the age of the Covered Person(s) and the 10-Year Treasury Yield.

The GAW%, Joint GAW%, Accumulation Credit, and Distribution Credit applicable to you are those in effect at the time you signed the application to purchase your Contract (and satisfied other terms described in this paragraph), rather than at the time you elect a GLWB Rider. The GAW%, Joint GAW%, Accumulation Credit, and Distribution Credit applicable to Contracts purchased prior to December 30, 2016, are disclosed in an appendix to this prospectus. The GAW%, Joint GAW%, Accumulation Credit, and Distribution Credit applicable to Contracts purchased on or after December 30, 2016, are disclosed in the Rate Sheet Supplement in effect when you signed the application to purchase your Contract. In order to receive the disclosed GAW%, Joint GAW%, Accumulation Credit (for the Great-West Secure Income Plus GLWB Rider), or Distribution Credit (for the Great-West Secure Income Max GLWB Rider), your application must be signed after the date stated in the Rate Sheet Supplement, your application must be received by us within 10 days of signing, and your initial Contribution must be received by us within 30 days of receipt of your application. If these terms are met, the disclosed rates will apply to your Contract and cannot be changed. The terms of a Rate Sheet Supplement (including the GAW%s, Joint GAW%s, Accumulation Credits, and Distribution Credits) with no specified end date may not be amended unless we provide a minimum of 10 business days prior notice. The current and any proposed Rate Sheet Supplements may be found on the SEC’s website (www.sec.gov) by searching with File Number 333-203262. Terms reflected in Rate Sheet Supplements that were not in effect at such time will not apply to your Contract. You may contact the Retirement Resource Operations Center at (877) 723-8723 for the rates and credits applicable to your Contract. Historical GAW%s,
Joint GAW%s, Accumulation Credits, and Distribution Credits reflected in Rate Sheet Supplements may be found in the Statement of Additional Information, as well as on the SEC’s website (www.sec.gov) by searching with File Number 333-203262.

All guarantees are subject to the claims paying ability of Great-West.

Payout Options

The Contract offers three payout options: (1) periodic withdrawals; (2) variable annuity payouts; or (3) a single, lump-sum payment.

Prior to the Annuity Commencement Date, you can withdraw all or a part of your Annuity Account Value. Full or partial withdrawals may be subject to the Withdrawal Charge. Certain withdrawals will normally be subject to federal income tax and may also be subject to a federal penalty tax. You may also pay a Premium Tax upon a withdrawal.

Death Benefit

If the Owner dies before the Annuity Commencement Date, we will pay the Death Benefit to your Beneficiary. If the Owner dies before the entire value of the Contract is distributed, we will distribute the remaining value according to the rules outlined in the Death Benefit section below.

The amount of the Death Benefit will be the greater of:

• the Annuity Account Value as of the date we receive a Request for the payout of the Death Benefit, minus any Premium Tax; or

• the sum of Contributions applied to the Contract in both the Investment Strategy and the Income Strategy, as of the date the Request for payment is received, less the proportionate impact of any Distributions, partial or periodic withdrawals and Premium Tax, if any.

For a full description of the circumstances under which we pay the Death Benefit, please see “Distribution of Death Benefit” below.

This summary highlights some of the more significant aspects of the Contract. You’ll find more detailed information about these topics throughout the Prospectus and in your Contract. Please keep them both for future reference.

Great-West Life & Annuity Insurance Company

Great-West is a stock life insurance company that was originally organized under the laws of the State of Kansas as the National Interment Association. Our name was changed to Ranger National Life Insurance Company in 1963 and to Insuramerica Corporation in 1980 prior to changing to our current name in 1982. In September of 1990, we re-domesticated under the laws of the State of Colorado. Our executive office is located at 8515 East Orchard Road, Greenwood Village, Colorado 80111.

Great-West is a wholly owned subsidiary of GWL&A Financial, Inc., a Delaware holding company. GWL&A Financial, Inc. is an indirect wholly-owned subsidiary of Great-West Lifeco Inc., a Canadian holding company. Great-West Lifeco Inc. is a subsidiary of Power Financial Corporation, a Canadian holding company with substantial interests in the financial services industry. Power Financial Corporation is a subsidiary of Power Corporation of Canada, a Canadian holding and management company. Through a group of private holding companies, The Desmarais Family Residuary Trust, created on October 8, 2013 under the Last Will and Testament of Paul G. Desmarais, has voting control of Power Corporation of Canada.

We are authorized to do business in 49 states, the District of Columbia, Puerto Rico, U.S. Virgin Islands, and Guam.

The Series Account

We established the Series Account in accordance with Colorado law on June 25, 2009. Prior to September 19, 2011, the Series Account was known as Varifund Variable Annuity Account.

The Series Account is registered with the SEC under the 1940 Act as a unit investment trust. Registration under the 1940 Act does not involve supervision by the SEC of the management or investment practices or policies of the Series Account.

We own the assets of the Series Account. The income, gains or losses, realized or unrealized, from assets allocated to the Series Account are credited to or charged against the Series Account without regard to our other income, gains or losses.

We will at all times maintain assets in the Series Account with a total market value at least equal to the reserves and other liabilities relating to the variable benefits under all Contracts and other of our variable insurance products participating in the Series Account. Those assets may not be charged with our liabilities from our other businesses. Our obligations under the Contracts and other products are, however, our general corporate obligations.

In calculating our corporate income tax liability, we derive certain corporate income tax benefits associated with the investment of company assets, including Series Account assets that are treated as company assets under applicable income tax law. These benefits, which reduce our overall corporate income tax liability, may include dividends received deductions and foreign tax credits which can be material. We do not pass these benefits through to the Series Account or our other separate accounts, principally because: (i) the great bulk of the benefits results from the dividends received deduction, which involves no reduction in the dollar amount of dividends that the Series Account receives; and (ii) under applicable income tax law, Owners are not the owners of the assets generating the benefits.

Your Contributions under the Contract are held in the Series Account. The Series Account is divided into several Sub-Accounts. Each Sub-Account invests exclusively in shares of a corresponding investment portfolio of a registered investment company (commonly known as a mutual fund). We may in the future add new Sub-Accounts or delete existing Sub-Accounts. The income, gains or losses, realized or unrealized, from assets allocated to each Sub-Account are credited to or charged against that Sub-Account without regard to the other income, gains or losses of the other Sub-Accounts. All amounts allocated to a Sub-Account will be fully invested in Portfolio shares.

We hold the assets of the Series Account. We keep those assets physically segregated and held separate and apart from our general account assets. We maintain records of all purchases and redemptions of shares of the Portfolios.

All guarantees are subject to the claims paying ability of Great-West.

The Portfolios

The Contract offers a number of investment options, corresponding to the Sub-Accounts. Each Sub-Account invests in a single Portfolio. Each Portfolio is a separate mutual fund registered under the 1940 Act. More comprehensive information, including a discussion of potential risks, is found in the current prospectuses for the Portfolios. You should read the Portfolios’ prospectuses in connection with this Prospectus. You may obtain a copy of the Portfolios’ prospectuses without charge by Request. If you received a summary prospectus for a Portfolio, please follow the directions on the first page of the summary prospectus to obtain a copy of that Portfolio’s prospectus.

Each Portfolio:

• holds its assets separately from the assets of the other Portfolios;

• has its own distinct investment objectives and policies; and

• operates as a separate investment fund.

The income, gains and losses of one Portfolio generally have no effect on the investment performance of any other Portfolio.

The Portfolios are not available to the general public directly. The Portfolios are only available as investment options in variable annuity contracts or variable life insurance policies issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans. Not all Portfolios or Covered Funds will be available at all times or through all financial intermediaries. You should speak with your financial advisor about the Portfolios and Covered Funds available to you.

Some of the Portfolios have been established by investment advisers that manage publicly available mutual funds having similar names and investment objectives. While some of the Portfolios may be similar to, and may in fact be modeled after publicly available mutual funds, you should understand that the Portfolios are not otherwise directly related to any publicly available mutual fund. Consequently, the investment performance of publicly available mutual funds and any corresponding Portfolios may differ.

Payments We Receive. Some of the Portfolios’ investment advisers or affiliates may compensate us for providing the administrative, recordkeeping and reporting services they would normally be required to provide for individual shareholders or cost savings experienced by the investment advisers or affiliates of the Portfolios. Such compensation is typically a percentage of Series Account assets invested in the relevant Portfolio and generally may range up to 0.35% of net assets. GWFS Equities, Inc. (“GWFS”), a broker-dealer and subsidiary of Great-West and the principal underwriter and distributor of the Contract, may also receive Rule 12b-1 fees (ranging up to 0.25%) directly from certain Portfolios for providing distribution related services related to shares of Portfolios offered in connection with a Rule 12b-1 plan. If GWFS receives 12b-1 fees, combined compensation for administrative and distribution related services generally ranges up to 0.60% annually of Series Account assets invested in a Portfolio.

Such payments and fees create an incentive for us to offer Portfolios (or classes of shares of Portfolios) for which such payments and fees are available to us. We consider such payments and fees, among other things, when deciding to include a Portfolio (or class of shares of a Portfolio) as an investment option under the Contract. Other available investment portfolios (or other available classes of shares of the Portfolios) may have lower fees and better overall investment performance than the Portfolios (or classes of shares of the Portfolios) offered under the Contract.

If you purchased the Contract through a broker-dealer or other financial intermediary (such as a bank), the Portfolios and their related companies may pay the intermediary for services provided with regard to the sale of Portfolio shares to the Sub-Accounts under the Contract. The amount and/or structure of the compensation can possibly create a conflict of interest as it may influence the broker-dealer or other intermediary and your salesperson to present this Contract (and certain Sub-Accounts under the Contract) over other investment alternatives. The variations in compensation, however, may also reflect differences in sales effort or ongoing customer services expected of the broker-dealer or other intermediary or your salesperson. You may ask your salesperson about variations and how he or she and his or her broker-dealer are compensated for selling the Contract or visit your financial intermediary’s website for more information.

Portfolio Investment Objectives. The investment objectives of the Portfolios available under the Investment Strategy are briefly described below followed by the investment objective of the Covered Funds available under the Income Strategy:

The Alger Portfolios, Inc. – advised by Fred Alger Management, Inc.

Alger Small Cap Growth Portfolio (Class I-2) seeks long-term capital appreciation.*

Alger SMid Cap Focus Portfolio (formerly the Alger SMid Cap Growth Portfolio) (Class I-2) seeks long-term capital appreciation.*

ALPS Variable Investment Trust – advised by ALPS Advisors, Inc.

ALPS/ Alerian Energy Infrastructure Portfolio (Class III) seeks investment results that correspond (before fees and expenses) generally to the price and yield performance of its underlying index, the Alerian Energy Infrastructure Index.

ALPS/ Red Rocks Listed Private Equity Portfolio (Class III) seeks to maximize total return, which consists of appreciation on its investments and a variable income stream.

American Century Variable Portfolios, Inc. – advised by American Century Investment Management, Inc.

American Century Investments VP Inflation Protection Fund (Class II) pursues long-term total return using a strategy that seeks to protect against U.S. inflation.

American Century Investments VP Mid Cap Value Fund (Class II) seeks long-term capital growth. Income is a secondary objective.

American Century Investments VP Value Fund (Class II) seeks long-term capital growth. Income is a secondary objective.

American Funds Insurance Series – advised by Capital Research and Management Company.

American Funds Insurance Series Global Growth and Income Fund (Class 4) seeks to provide long-term growth of capital while providing current income.

American Funds Insurance Series International Fund (Class 4) seeks long-term growth of capital.

American Funds Insurance Series New World Fund (Class 4) seeks long-term capital appreciation.

BlackRock Portfolios – advised by BlackRock Advisors, LLC.

BlackRock Global Allocation V.I. Fund (Class III) seeks high total investment return.

BlackRock High Yield V.I. Fund (Class III) seeks to maximize total return, consistent with income generation and prudent investment management.

Clearbridge Variable Funds – advised by Legg Mason Partners Fund Advisor, LLC.

ClearBridge Variable Large Cap Growth Portfolio (Class II) seeks long-term growth of capital.

ClearBridge Variable Mid Cap Portfolio (Class II) seeks long-term growth of capital.

Clearbridge Variable Small Cap Growth Portfolio (Class II) seeks long-term growth of capital.

Delaware VIP Trust – managed by Delaware Management Company.

Delaware VIP Emerging Markets Series (Service Class) seeks long-term capital appreciation.

Delaware VIP International Value Equity Series (Service Class) seeks long-term growth without undue risk to principal.

Delaware VIP REIT Series (Service Class) seeks maximum long-term total return, with capital appreciation as a secondary objective.

Delaware VIP Small Cap Value Series (Service Class) seeks capital appreciation.

DFA Investment Dimensions Group, Inc. – advised by Dimensional Fund Advisors LP.

DFA VA International Small Portfolio seeks long-term capital appreciation. (Please note that this Portfolio may only be accessed with additional payment of a Fund Facilitation Fee.)

DFA VA International Value Portfolio seeks long-term capital appreciation. (Please note that this Portfolio may only be accessed with additional payment of a Fund Facilitation Fee.)

DFA VA U.S. Targeted Value Portfolio seeks long-term capital appreciation. (Please note that this Portfolio may only be accessed with additional payment of a Fund Facilitation Fee.)

DFA VA U.S. Large Value Portfolio seeks long-term capital appreciation. (Please note that this Portfolio may only be accessed with additional payment of a Fund Facilitation Fee.)

Deutsche Variable Series I – advised by Deutsche Investment Management Americas, Inc.

Deutsche Capital Growth VIP (Class B) seeks to provide long-term growth of capital.*

Deutsche Global Small Cap VIP (Class B) seeks above-average capital appreciation over the long term.*

Dreyfus Investment Portfolios – advised by The Dreyfus Corporation.

Dreyfus Investment Portfolios Technology Growth Portfolio (Service Shares) seeks capital appreciation.*

Dreyfus Variable Investment Fund – advised by The Dreyfus Corporation.

Dreyfus Variable Investment Fund Appreciation Portfolio (Service Shares) seeks long-term capital growth consistent with the preservation of capital. Its secondary goal is current income.*

Eaton Vance Funds – advised by Eaton Vance Management.

Eaton Vance VT Floating-Rate Income Fund (Initial Class) seeks to provide a high level of current income.

Federated Insurance Series – advised by Federated Investment Management Company.

Federated High Income Bond Fund II (Service Class) seeks high current income.

Fidelity Variable Insurance Products – advised by Fidelity Management & Research Company.

Fidelity VIP Balanced Portfolio (Service Class 2) seeks income and capital growth consistent with reasonable risk.

Fidelity VIP International Capital Appreciation Portfolio (Service Class 2) seeks capital appreciation.

First Trust Variable Insurance Trust – advised by First Trust Advisors, L.P.

First Trust/Dow Jones Dividend & Income Allocation Portfolio (Class I) seeks to provide total return by allocating among dividend-paying stocks and investment grade bonds.

Franklin Templeton Variable Insurance Products Trust – advised by Franklin Advisers, Inc.

Franklin Income VIP Fund (Class 4) seeks to maximize income while maintaining prospects for capital appreciation.

Goldman Sachs Variable Insurance Trust – advised by Goldman Sachs Asset Management, L.P.

Goldman Sachs VIT Multi-Strategy Alternatives Portfolio (Advisor Shares) seeks long-term growth of capital.

Goldman Sachs VIT Strategic Income Fund (Advisor Shares) seeks total return comprised of income and capital appreciation.

Goldman Sachs VIT U.S. Equity Insights Fund (Service Shares) seeks long-term growth of capital.

Great-West Funds, Inc. – advised by Great-West Capital Management, LLC.

Great-West Ariel Mid Cap Value Fund (Investor Class) seeks long-term capital appreciation.

Great-West Bond Index Fund (Investor Class) seeks investment results that track the total return of the debt securities that comprise the Bloomberg Barclays U.S. Aggregate Bond Index.

Great-West Core Bond Fund (formerly Great-West Federated Bond Fund) (Investor Class) seeks to provide total return, consisting of two components: (1) changes in the market value of its portfolio holdings (both realized and unrealized appreciation); and (2) income received from its portfolio holdings.

Great-West Goldman Sachs Mid Cap Value Fund (Investor Class) seeks long-term growth of capital.

Great-West Government Money Market Fund (Investor Class) seeks as high a level of current income as is consistent with the preservation of capital and liquidity. Investment in the Great-West Government Money Market Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in this Fund.

Great-West International Index Fund (Investor Class) seeks investment results, before fees and expenses, that track the total return of the common stocks that comprise the MSCI EAFE (Europe, Australasia, Far East) Index.

Great-West Invesco Small Cap Value Fund (Investor Class) seeks long-term growth of capital.

Great-West Loomis Sayles Bond Fund (Investor Class) seeks high total investment return through a combination of current income and capital appreciation.

Great-West Loomis Sayles Small Cap Value Fund (Investor Class) seeks long-term capital growth.

Great-West MFS International Growth Fund (Investor Class) seeks long-term growth of capital.

Great-West MFS International Value Fund (Investor Class) seeks long-term capital growth.

Great-West Multi-Manager Large Cap Growth Fund (Investor Class) seeks long-term growth of capital.

Great-West Multi-Manager Small Cap Growth Fund (Investor Class) seeks long-term capital appreciation.

Great-West Putnam Equity Income Fund (Investor Class) seeks capital growth and current income.

Great-West Putnam High Yield Bond Fund (Investor Class) seeks to obtain high current income with capital appreciation as a secondary objective when consistent with the primary objective.

Great-West Real Estate Index Fund (Investor Class) seeks investment results, before fees and expenses, that track the total return of a benchmark index that measures the performance of publicly traded equity real estate investment trusts.

Great-West S&P 500® Index Fund (Investor Class) seeks investment results that track the total return of the common stocks that comprise the Standard & Poor’s (“S&P”) 500® Index.1

Great-West S&P Mid Cap 400® Index Fund (Investor Class) seeks investment results, before fees and expenses, that track the total return of the common stocks that comprise the Standard & Poor’s (“S&P”) MidCap 400® Index.1

Great-West S&P Small Cap 600® Index Fund (Investor Class) seeks investment results that track the total return of the common stocks that comprise the Standard’s & Poor’s (“S&P”) SmallCap 600® Index.1

Great-West Short Duration Bond Fund (Investor Class) seeks maximum total return that is consistent with preservation of capital and liquidity.

Great-West T. Rowe Price Mid Cap Growth Fund (Investor Class) seeks long-term capital appreciation.

Great-West Templeton Global Bond Fund (Investor Class) seeks current income with capital appreciation and growth of income.

Great-West U.S. Government Securities Fund (formerly the Great-West U.S. Government Mortgage Securities Fund) (Investor Class) seeks the highest level of return consistent with preservation of capital and substantial credit protection.

Great-West Profile Funds – advised by Great-West Capital Management, LLC.

Each of the following Profile Funds seeks to provide an asset allocation program designed to meet certain investment goals based on an investor’s risk tolerance, investment horizon and personal objectives.

Great-West Aggressive Profile Fund (formerly the Great-West Aggressive Profile II Fund) (Investor Class) seeks long-term capital appreciation primarily through investments in underlying funds that emphasize equity investments.

Great-West Conservative Profile Fund (formerly the Great-West Conservative Profile II Fund) (Investor Class) seeks capital preservation primarily through investments in underlying funds that emphasize fixed income investments.

Great-West Moderate Profile Fund (formerly the Great-West Moderate Profile II Fund) (Investor Class) seeks long-term capital appreciation primarily through investments in underlying funds with a relatively equal emphasis on equity and fixed income investments.

Great-West Moderately Aggressive Profile Fund (formerly the Great-West Moderately Aggressive Profile II Fund) (Investor Class) seeks long-term capital appreciation primarily through investments in underlying funds that emphasize equity investments and, to a lesser degree, in underlying funds that emphasize fixed income investments.

Great-West Moderately Conservative Profile Fund (formerly the Great-West Moderately Conservative Profile II Fund) (Investor Class) seeks income and capital appreciation primarily through investments in underlying funds that emphasize fixed income investments and, to a lesser degree, in underlying funds that emphasize equity investments.

Great-West Lifetime Funds – advised by Great-West Capital Management, LLC.

Great-West Lifetime 2015 Fund (Investor Class) The Fund seeks income and, secondarily, capital growth.

Great-West Lifetime 2020 Fund (Investor Class) seeks capital appreciation and income consistent with its current asset allocation. After 2020, the Fund seeks income and secondarily, capital growth.

Great-West Lifetime 2025 Fund (Investor Class) seeks capital appreciation and income consistent with its current asset allocation. After 2025, the Fund seeks income and secondarily, capital growth.

Great-West Lifetime 2030 Fund (Investor Class) seeks capital appreciation and income consistent with its current asset allocation. After 2030, the Fund seeks income and secondarily, capital growth.

Great-West Lifetime 2035 Fund (Investor Class) seeks capital appreciation and income consistent with its current asset allocation. After 2035, the Fund seeks income and secondarily, capital growth.

Great-West Lifetime 2040 Fund (Investor Class) seeks capital appreciation and income consistent with its current asset allocation. After 2040, the Fund seeks income and secondarily, capital growth.

Great-West Lifetime 2045 Fund (Investor Class) seeks capital appreciation and income consistent with its current asset allocation. After 2045, the Fund seeks income and secondarily, capital growth.

Great-West Lifetime 2050 Fund (Investor Class) seeks capital appreciation and income consistent with its current asset allocation. After 2050, the Fund seeks income and secondarily, capital growth.

Great-West Lifetime 2055 Fund (Investor Class) seeks capital appreciation and income consistent with its current asset allocation. After 2055, the Fund seeks income and secondarily, capital growth.

Invesco Variable Insurance Funds – advised by Invesco Advisers, Inc., and sub-advised by advisory entities affiliated with Invesco Advisors, Inc.

Invesco V.I. Core Equity Fund (Series II) seeks long-term growth of capital.*

Invesco V.I. Global Real Estate Fund (Series II) seeks total return through growth of capital and current income.

Invesco V.I. Growth and Income Fund (Series II) seeks long-term growth of capital and income.

Invesco V.I. International Growth Fund (Series II) seeks long-term growth of capital.

Invesco V.I. Small Cap Equity Fund (Series II) seeks long-term growth of capital.*

Ivy Funds – advised by Ivy Investment Management Company.

Ivy VIP Energy seeks capital growth and appreciation.

Janus Henderson Series (formerly the Janus Aspen Series) – advised by Janus Capital Management LLC.

Janus Henderson Balanced Portfolio (formerly the Janus Aspen Series Balanced Portfolio) (Service Shares) seeks long-term capital growth, consistent with preservation of capital and balanced by current income.

Janus Henderson Enterprise Portfolio (formerly the Janus Aspen Series Enterprise Portfolio) (Service Shares) seeks long-term growth of capital.

Janus Henderson Flexible Bond Portfolio (formerly the Janus Aspen Series Flexible Bond Portfolio) (Service Shares) seeks to obtain maximum total return, consistent with preservation of capital.

JPMorgan Insurance Trust – advised by JPMorgan Investment Advisors, Inc.

JPMorgan Insurance Trust Global Allocation Portfolio (Class 2) seeks to maximize long-term total return.

JPMorgan Insurance Trust Income Builder Portfolio (Class 2) seeks to maximize income while maintaining prospects for capital appreciation.

Lord Abbett Portfolios – advised by Lord, Abbett & Co. LLC.

Lord Abbett Series Developing Growth Portfolio (Class VC) seeks long-term growth of capital.*

MFS Variable Insurance Trust II Portfolios – advised by Massachusetts Financial Services Company.

MFS VIT II Blended Research Core Equity Portfolio (Service Class) seeks capital appreciation.

MFS VIT II Technology Portfolio (Service Class) seeks capital appreciation.

MFS Variable Insurance Trust III Portfolios – advised by Massachusetts Financial Services Company.

MFS VIT III Blended Research Small Cap Equity Portfolio (Service Class) seeks capital appreciation.

Neuberger Berman Advisers Management Trust – advised by Neuberger Berman Investment Advisers LLC.

Neuberger Berman AMT Socially Responsive Portfolio (S Class) seeks long-term growth of capital by investing primarily in securities of companies that meet the Fund’s financial criteria and social policy.

Oppenheimer Funds – advised by OFI Global Asset Management, Inc.

Oppenheimer International Growth Fund VA (Service Shares) seeks capital appreciation.

Oppenheimer Main Street Small Cap Fund® VA (Service Shares) seeks capital appreciation.

Oppenheimer Total Return Bond Fund VA (formerly Oppenheimer Core Bond Fund VA) (Service Shares) seeks total return.

PIMCO Variable Insurance Trust – advised by Pacific Investment Management Company, LLC.

PIMCO VIT CommodityRealReturn® Strategy Portfolio (Advisor Class) seeks maximum real return, consistent with prudent investment management.

PIMCO VIT Long-Term U.S. Government Portfolio (Advisor Class) seeks maximum total return, consistent with preservation of capital and prudent investment management.

PIMCO VIT Low Duration Portfolio (Advisor Class) seeks maximum total return, consistent with preservation of capital and prudent investment management.

PIMCO VIT Real Return Portfolio (Advisor Class) seeks maximum real return consistent with preservation of real capital and prudent investment management.

PIMCO VIT Short-Term Portfolio (Advisor Class) seeks maximum current income, consistent with preservation of capital and daily liquidity.

PIMCO VIT Total Return Portfolio (Advisor Class) seeks maximum total return, consistent with preservation of capital and prudent investment management.

Putnam Variable Trust – advised by Putnam Investment Management, LLC.

Putnam VT Absolute Return 500 Fund (Class IB) seeks to earn a positive total return that exceeds the return on U.S. Treasury bills by 500 basis points (or 5.00%) on an annualized basis over a reasonable period of time (generally at least three years or more) regardless of market conditions.*

Putnam VT American Government Income Fund (Class IB) seeks high current income with preservation of capital as its secondary objective.

Putnam VT Capital Opportunities Fund (Class IB) seeks long-term growth of capital.

Putnam VT Equity Income Fund (Class IB) seeks capital growth and current income.*

Putnam VT Global Asset Allocation Fund (Class IB) seeks long-term return consistent with preservation of capital.

Putnam VT Global Equity Fund (Class IB) seeks capital appreciation.

Putnam VT Growth Opportunities Fund (Class IB) seeks capital appreciation.

Putnam VT Income Fund (Class IB) seeks high current income consistent with what Putnam Investment Management, LLC believes to be prudent risk.

Putnam VT International Equity Fund (Class IB) seeks capital appreciation.

Putnam VT International Growth Fund (Class IB) seeks long-term capital appreciation.*

Putnam VT International Value Fund (Class IB) seeks capital growth. Current income is a secondary objective.

Putnam VT Investors Fund (Class IB) seeks long-term growth of capital and any increased income that results from this growth.

Putnam VT Research Fund (Class IB) seeks capital appreciation.

Putnam VT Small Cap Value Fund (Class IB) seeks capital appreciation.

T. Rowe Price Equity Series, Inc. – advised by T. Rowe Price Associates, Inc.

T. Rowe Price Blue Chip Growth Portfolio - II seeks long-term capital growth. Income is a secondary objective.

T. Rowe Price Health Sciences Portfolio - II seeks long-term capital appreciation.

VanEck VIP Trust – advised by Van Eck Associates Corporation.

VanEck VIP Global Hard Assets Fund (Class S) seeks long-term capital appreciation by investing primarily in hard asset securities. Income is a secondary consideration.

* The Sub-Account investing in this Portfolio is closed to new Contributions and incoming Transfers.

1 Standard & Poor’s, S&P 500 Composite Index, S&P MidCap 400, and S&P SmallCap 600 are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by Great-West Funds, Inc. and Great-West Life & Annuity Insurance Company and its affiliates. The Funds that track those indices are not sponsored, endorsed, sold or promoted by Standard & Poor’s, and Standard & Poor’s makes no representation regarding the advisability of using any index.

The investment objective of each Covered Fund available under the Income Strategy is briefly described below.

Great-West Funds, Inc. – advised by Great-West Capital Management, LLC.

Great-West Conservative Profile Fund (formerly the Great-West Conservative Profile II Fund) (Class L) seeks income and capital appreciation primarily through investments in underlying funds that emphasize fixed income investments and, to a lesser degree, in underlying funds that emphasize equity investments.

Great-West Moderate Profile Fund (formerly the Great-West Moderate Profile II Fund) (Class L) seeks long-term capital appreciation primarily through investments in underlying funds with a relatively equal emphasis on equity and fixed income investments.

Great-West Moderately Conservative Profile Fund (formerly the Great-West Moderately Conservative Profile II Fund) (Class L) seeks income and capital appreciation primarily through investments in underlying funds that emphasize fixed income investments and, to a lesser degree, in underlying funds that emphasize equity investments.

Great-West SecureFoundation® Balanced Fund (Class L) seeks long-term capital appreciation and income.

Closed Income Strategy Covered Funds: the Sub-Accounts investing in the following Covered Funds (Investor Class) are closed to new Contributions and incoming Transfers:

Great-West Conservative Profile Fund (formerly the Great-West Conservative Profile II Fund) (Investor Class) seeks capital preservation primarily through investments in underlying funds that emphasize fixed income investments.

Great-West Moderate Profile Fund (formerly the Great-West Moderate Profile II Fund) (Investor Class) seeks long-term capital appreciation primarily through investments in underlying funds with a relatively equal emphasis on equity and fixed income investments.

Great-West Moderately Conservative Profile Fund (formerly the Great-West Moderately Conservative Profile II Fund) (Investor Class) seeks income and capital appreciation primarily through investments in underlying funds that emphasize fixed income investments and, to a lesser degree, in underlying funds that emphasize equity investments.

Meeting Investment Objectives

Meeting investment objectives depends on various factors, including, but not limited to, how well the Portfolio managers anticipate changing economic and market conditions. There is no guarantee that any of these Portfolios will achieve their stated objectives.

Where to Find More Information About the Portfolios

Additional information about the investment objectives and policies of all the Portfolios and the investment advisory and administrative services and charges can be found in the current prospectuses of the Portfolios, which can be obtained from the Retirement Resource Operations Center. You may also visit www.variableannuities.greatwest.com.

You should read the Portfolios’ prospectuses carefully before making any decision concerning the allocation of Contributions to, or Transfers among, the Sub-Accounts.

Addition, Deletion or Substitution of Sub-Accounts

Great-West selects the Portfolios offered though the Contract based on several criteria, including but not limited to asset class coverage, brand recognition, the reputation and tenure of the adviser or sub-adviser, expenses, performance, marketing, availability, investment conditions, and the qualifications of each investment company. Another factor we consider is whether the Portfolio or an affiliate of the Portfolio will compensate Great-West for providing certain administrative, marketing, or support services that would otherwise be provided by the Portfolio, its investment adviser, or its distributor. For more information on such compensation, see “Payments We Receive” above. When we develop and offer a variable annuity product in cooperation with a fund family or a distributor, Great-West will generally include Portfolios based on recommendations made by the fund family or the distributor, whose selection criteria may differ from our own. We have selected Portfolios of the Great-West Funds at least in part because they are managed by our directly owned subsidiary.

Great-West does not control the Portfolios and cannot guarantee that any of the Portfolios will always be available for allocation of Contributions or Transfers. We retain the right to make changes in the Series Account and in its investments, including the right to establish new Sub-Accounts or to eliminate existing Sub-Accounts.

Great-West periodically reviews each Portfolio and reserves the right to discontinue the offering of any Portfolio if we determine the Portfolio no longer meets one or more of the criteria, or if the Portfolio has not attracted significant allocations. If a Portfolio is discontinued, we may substitute shares of another Portfolio or shares of another investment company for the discontinued Portfolio’s shares. Any share substitution will comply with the requirements of the 1940 Act. If you are contributing to a Sub-Account corresponding to a Portfolio that is being discontinued, you will be given notice prior to the Portfolio’s elimination. Before a Sub-Account is eliminated, we will notify you and request that you reallocate the amounts invested in the Sub-Account to be eliminated.

Application and Initial Contributions

The first step to purchasing the Contract is to complete your Contract application and submit it with your initial minimum Contribution of $10,000. You can make initial Contributions by check (payable to Great-West), by transferring amounts from an eligible brokerage account, or by other method approved by Great-West. You also may purchase the Contract through a 1035 Exchange provided that the contract you are exchanging for the Great-West Smart Track® II - 5 Year Variable Annuity has a cash value of at least $10,000. You also may purchase the Contract through a rollover of assets from certain qualified retirement plans or IRAs, or as a beneficiary of an inherited IRA, provided the rollover amount or inherited amount is at least $10,000.

The Contract application and any initial Contributions made by check should be sent to the Retirement Resource Operations Center.

If your application is complete, your Contract will be issued and your Contribution will be credited within two Business Days after receipt by Great-West. Acceptance is subject to sufficient information in a form acceptable to us. We reserve the right to reject any application or Contribution.

If your application is incomplete, we will contact you by telephone or email to obtain the required information. If the information necessary to complete your application is not received within five Business Days, we will return to you both your check and the application. If you provide consent we will retain the initial Contribution and credit it as soon as we have completed your application.

Great-West reserves the right to lower the minimum initial Contribution.

Right to Cancel Period

During the right to cancel period (ten days or the period required by your state), you may cancel your Contract. If you purchased your Contract as a replacement of an existing contract, the right of cancellation period is extended to 30 days (or such longer period as required by your state) from the date you received it. If you decide to cancel your Contract within the right to cancel period, you must return the Contract to the Retirement Resource Operations Center or an agent of Great-West. Contracts returned during the right to cancel period will be void from the start and we will return the amounts discussed below as of the Transaction Date the Request for cancellation is received. The amount returned during the right to cancel period will not be subject to a Withdrawal Charge.

During the right to cancel period, Contributions will be allocated to the Sub-Accounts you select on your application, and you may change your Sub-Account allocations and your allocation percentages. Except as noted below with respect to certain jurisdictions, We will refund your Annuity Account Value, plus any charges and fees, as of the Transaction Date we received your Request for cancellation. This amount may be higher or lower than your Contributions depending on the investment performance, which means you bear the investment risk until we receive your Contract and notice of cancellation.

For Owners age 60 and over in certain jurisdictions (California, Florida, Georgia, and Nevada), we will return the greater of Annuity Account Value plus fees and charges or the sum of Contributions (plus fees and charges) if you cancel your Contract so long as your Contributions are entirely allocated to the Money Market Sub-Account during the right to cancel period; however, if your Contributions are not entirely allocated to the Money Market Sub-Account during the right to cancel period, we will return your Annuity Account Value plus fees and charges. All material state variations to the Contract and GLWB Riders are disclosed in the attached Appendix C, as well as state variations to the right to cancel.

After the right to cancel period, we allocate Contributions to the Annuity Account in the proportion Requested by the Owner. If there are no allocation instructions accompanying a subsequent Contribution, then allocations will be made in accordance with the standing allocation instructions you provided with your application. Allocations will be effective upon the Transaction Date.

In your Contract, the right to cancel period is also referred to as the right to examine.

Subsequent Contributions

Once your application is complete and we have received your initial Contribution, you can make subsequent Contributions to the Investment Strategy or the Income Strategy at any time prior to the Annuity Commencement Date, as long as the Annuitant is living. (Subsequent Contributions to the Income Strategy may be permitted during the GAW Phase, depending on the terms of your GLWB Rider. See “Guaranteed Lifetime Withdrawal Benefit, Subsequent Contributions to Your Covered Fund(s)” below.) Additional Contributions must be at least $500 (or $100, if made via an Automatic Bank Draft Plan, if available). Total Contributions may exceed $1,000,000 only with our prior approval.

You can make subsequent Contributions by check, Automatic Bank Draft Plan (if available), transfers from your brokerage account or other method approved by Great-West. If you make subsequent Contributions by check, your check should be payable to Great-West.

You will receive a confirmation of each Contribution you make upon its acceptance. Subsequent Contributions are credited the day they are received in the Retirement Resource Operations Center at Great-West if they are received on a Business Day. Subsequent Contributions received on non-Business Days will be credited the next Business Day.

If you cancel a purchase payment or if your check is returned due to insufficient funds, you will be responsible for any losses or fees imposed by your bank and losses that may be incurred as a result of any decline in the value of the canceled purchase. We reserve the right to refrain from allocating Contributions to your selected Sub-Accounts until your bank notifies us that your check has cleared.

Great-West reserves the right to cease accepting Contributions at any time at its discretion, as well as the right to modify the limitations set forth in this section.

Annuity Account Value

Before the Annuity Commencement Date, the value of your Contract is the Annuity Account Value, which, before your Annuity Commencement Date, is the total dollar amount of all Accumulation Units credited to you for each Sub-Account. Initially, the value of each Accumulation Unit was set at $10.00.

Each Sub-Account’s value prior to the Payout Election Date is equal to:

• Contributions allocated to the corresponding Sub-Account;

• plus or minus any increase or decrease in the value of the assets of the Sub-Account due to investment results;

• minus the daily M&E Charge and/or quarterly Guarantee Benefit Fee;

• minus any withdrawals or Transfers from the Sub-Account;

• minus any daily Fund Facilitation Fee; and

• minus any Withdrawal Charges.

The value of a Sub-Account’s assets is determined at the end of each day that the New York Stock Exchange is open for regular business (a valuation date). A valuation period is the period between successive valuation dates. It begins at the close of the New York Stock Exchange (generally 4:00 p.m. ET) on each valuation date and ends at the close of the New York Stock Exchange on the next succeeding valuation date.

The Annuity Account Value is expected to change from valuation period to valuation period, reflecting the investment experience of the selected Sub-Account(s), as well as the deductions for applicable charges.

Upon allocating Contributions to a Sub-Account you will be credited with variable Accumulation Units in that Sub-Account. The number of Accumulation Units you will be credited is determined by dividing the portion of each Contribution allocated to the Sub-Account by the value of an Accumulation Unit. The value of the Accumulation Unit is determined and credited at the end of the valuation period during which the Contribution was received.

Each Sub-Account’s Accumulation Unit value is established at the end of each valuation period. It is calculated by multiplying the value of that unit at the end of the prior valuation period by the Sub-Account’s Net Investment Factor for the valuation period. The formula used to calculate the Net Investment Factor is discussed in Appendix B.

Transfers

While your Contract is in force, and subject to the terms of a GLWB Rider, if applicable, you may Transfer all or part of your Annuity Account Value among and between the Sub-Accounts by telephone, in writing by sending a Request to the Retirement Resource Operations Center, or through the Internet at www.variableannuities.greatwest.com. Incoming Transfers to closed Sub-Accounts are not permitted.

Your Request must specify:

• the amounts being Transferred;

• the Sub-Account(s) from which the Transfer is to be made; and

• the Sub-Account(s) that will receive the Transfer.

Currently, there is no limit on the number of Transfers you can make among the Sub-Accounts during any calendar year. However, we reserve the right to limit the number of Transfers you make. Also, there is currently no charge for Transfers. We reserve the right to impose such a charge in the future. If we choose to exercise these rights, we will notify you by sending you a supplement to this Prospectus, in accordance with all applicable regulations.

A Transfer generally will be effective on the date the Retirement Resource Operations Center receives the Request for Transfer if received before 4:00 p.m. ET on a Business Day. Any Transfer Request received after 4:00 p.m. ET becomes effective on the following Business Day. Under current tax law, there will not be any tax liability to you if you make a Transfer.

Transfers involving the Sub-Accounts will result in the purchase and/or cancellation of Accumulation Units having a total value equal to the dollar amount being transferred. The purchase and/or cancellation of such units is made using the value of the Sub-Accounts as of the end of the valuation date on which the Transfer is effective.

Sub-Accounts investing in certain Investment Strategy Portfolios (the FFF Portfolios) may only be accessed with payment of an additional asset-based fee called the Fund Facilitation Fee. For more information see “Fund Facilitation Fee” below.

Market Timing and Excessive Trading

The Contracts are intended for long-term investment and not for the purpose of market timing or excessive trading activity. Market timing activity may dilute the interests of Contract Owners in the underlying Portfolios. Market timing generally involves frequent or unusually large Transfers that are intended to take advantage of short-term fluctuations in the value of a Portfolio’s portfolio securities and the reflection of that change in the Portfolio’s share price. In addition, frequent or unusually large Transfers may harm performance by increasing Portfolio expenses and disrupting Portfolio management strategies. For example, excessive trading may result in forced liquidations of portfolio securities or cause the Portfolio to keep a relatively high cash position, resulting in increased brokerage costs and lost investment opportunities.

We maintain procedures designed to prevent or minimize market timing and excessive trading (collectively, “prohibited trading”) by Owners. As part of those procedures, certain of the Portfolios have instructed us to perform standardized trade monitoring, while other Portfolios perform their own monitoring and request reports of the Owner’s trading activity if prohibited trading is suspected. If an Owner’s trading activity is determined to constitute prohibited trading, as defined by the applicable Portfolio, Great-West will notify the Owner that a trading restriction will be implemented if the Owner does not cease the prohibited trading. Some Portfolios may require that trading restrictions be implemented immediately without warning, in which case we will notify the Owner of the restriction imposed by the Portfolio(s), as applicable.

If a Portfolio determines, or, for Portfolios for which we perform trade monitoring, we determine based on the applicable Portfolio’s definition of prohibited trading, that the Owner continues to engage in prohibited trading, we will restrict the Owner from making Transfers into the identified Portfolio(s) for the period of time specified by the Portfolio(s). Restricted Owners will be permitted to make Transfers out of the identified Portfolio(s) to other available Portfolio(s). When the Portfolio’s restriction period has been met, the Owner will automatically be allowed to resume Transfers into the identified Portfolio(s).

For Portfolios that perform their own monitoring, the Series Account does not impose trading restrictions unless a Portfolio first detects and notifies us of prohibited trading activity. Accordingly, we cannot prevent all prohibited trading activity before it occurs, as it may not be possible to identify it unless a trading pattern is established. To the extent such Portfolios do not detect and notify us of prohibited trading or the trading restrictions we impose fail to curtail it, it is possible that a market timer may be able to make prohibited trading transactions with the result that the management of the Portfolios may be disrupted and the Owners may suffer detrimental effects such as increased costs, reduced performance, and dilution of their interests in the affected Portfolios.

We endeavor to ensure that our procedures are uniformly and consistently applied to all Owners, and we do not exempt any persons from these procedures. We do not enter into agreements with Owners whereby we permit prohibited trading. Subject to applicable state law and the terms of each Contract, we reserve the right without prior notice to modify, restrict, suspend or eliminate the Transfer privileges (including telephone Transfers) at any time, to require that all Transfer Requests be made by you and not by your designee, and to require that each Transfer Request be made by a separate communication to us. We also reserve the right to require that each Transfer Request be submitted in writing and be signed by you.

The Portfolios may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares. The prospectuses for the Portfolios should describe any policies and procedures relating to restricting prohibited trading. The frequent trading policies and procedures of a Portfolio may be different, and more or less restrictive, than the frequent trading policies and procedures of other Portfolios and the policies and procedures we have adopted to discourage prohibited trading. For example, a Portfolio may impose a redemption fee. The Owner should also be aware that we are legally obligated to provide (at the Portfolios’ request) information about each amount you cause to be deposited into a Portfolio (including by way of premium payments and Transfers under your Contract) or removed from the Portfolio (including by way of withdrawals and Transfers under your Contract). If a Portfolio identifies you as having violated the Portfolio’s frequent trading policies and procedures, we are obligated, if the Portfolio requests, to restrict or prohibit any further deposits or exchanges by you in respect to that Portfolio. Under rules adopted by the SEC we are required to: (1) enter into a written agreement with each Portfolio or its principal underwriter that will obligate us to provide to the Portfolio promptly upon request certain information about the trading activity of individual Owners and (2) execute instructions from the Portfolio to restrict or prohibit further purchases or Transfers by specific Owners who violate the frequent trading policies established by the Portfolio. Accordingly, if you do not comply with any Portfolio’s frequent trading policies and procedures, you may be prohibited from directing any additional amounts into that Portfolio or directing any Transfers or other exchanges involving that Portfolio. You should review and comply with each Portfolio’s frequent trading policies and procedures, which are disclosed in the Portfolios’ current prospectuses.

We may revise our market timing and excessive trading policy and related procedures at our sole discretion, at any time and without prior notice, as we deem necessary or appropriate to comply with state or federal regulatory requirements or to impose additional or alternative restrictions on Owners engaging in prohibited trading. In addition, our orders to purchase shares of the Portfolios are generally subject to acceptance by the Portfolio, and in some cases a Portfolio may reject or reverse our purchase order. Therefore, we reserve the right to reject any Owner’s Transfer Request if our order to purchase shares of the Portfolio is not accepted by, or is reversed by, an applicable Portfolio.

You should note that other insurance companies and retirement plans may also invest in the Portfolios and that those companies or plans may or may not have their own policies and procedures on frequent Transfers. You should also know that the purchase and redemption orders received by the Portfolios generally are “omnibus” orders from intermediaries such as retirement plans or separate accounts funding variable insurance contracts. Omnibus orders reflect the aggregation and netting of multiple orders from individual retirement plan Owners and/or individual Owners of variable insurance contracts. The nature of such orders may limit the Portfolios’ ability to apply their respective frequent trading policies and procedures. As a result, there is a risk that the Portfolios may not be able to detect potential prohibited trading activities in the omnibus orders they receive. We cannot guarantee that the Portfolios will not be harmed by Transfer activity relating to the retirement plans and/or other insurance companies that invest in the Portfolios. If the policies and procedures of other insurance companies or retirement plans fail to successfully discourage frequent Transfer activity, it may affect the value of your investments in the Portfolios. In addition, if a Portfolio believes that an omnibus order we submit may reflect one or more Transfer Requests from an Owner engaged in frequent Transfer activity, the Portfolio may reject the entire omnibus order and thereby interfere with our ability to satisfy your Request even if you have not made frequent Transfers. For Transfers into more than one investment option, we may reject or reverse the entire Transfer Request if any part of it is not accepted by or is reversed by a Portfolio.

Automatic Custom Transfers

Dollar Cost Averaging

You may arrange for systematic Transfers from any Investment Strategy Sub-Account to any other open Sub-Account in either the Investment Strategy or the Income Strategy. These systematic Transfers may be used to Transfer values from the Great-West Government Money Market Sub-Account to other Sub-Accounts as part of a dollar cost averaging strategy. Dollar cost averaging allows you to buy more units when the price is low and fewer units when the price is high. Over time, your average cost per unit may be more or less than if you invested all your money at one time. However, dollar cost averaging does not assure a greater profit, or any profit, and will not prevent or necessarily alleviate losses in a declining market. There is no charge for participating in Dollar Cost Averaging; however, you will be charged a Fund Facilitation Fee if you make an allocation to Sub-Accounts investing in certain Investment Strategy Portfolios (the FFF Portfolios). For more information see “Fund Facilitation Fee” below.

You can set up automatic dollar cost averaging on a monthly, quarterly, semi-annual, or annual basis. Your Transfer will be initiated on the Transaction Date one frequency period following the date of the Request. For example, if you Request quarterly Transfers on January 9, your first Transfer will be made on April 9 and every three months on the 9th thereafter. Transfers will continue on that same day each interval unless terminated by you or for other reasons as set forth in the Contract.

If there are insufficient funds in the applicable Sub-Account on the date your Transfer is scheduled, your Transfer will not be made. However, your dollar cost averaging Transfers will resume once there are sufficient funds in the applicable Sub-Account. Dollar cost averaging will terminate automatically when you start taking payouts from the Contract. Dollar cost averaging Transfers must meet the following conditions:

• The minimum amount that can be Transferred out of the selected Sub-Account is $100;

• You must: (1) specify the dollar amount to be Transferred, (2) designate the Sub-Account(s) to which the Transfer will be made, and (3) designate the percentage of the dollar amount to be allocated to each Sub-Account into which you are Transferring money. The Accumulation Unit values will be determined on the Transfer date.

How dollar cost averaging works (this example is hypothetical and may not be indicative of how dollar cost averaging would work for you):

Month	Contribution	Units Purchased	Price per Unit
Jan.	$250	10	$25.00
Feb.	250	12	20.83
Mar.	250	20	12.50
Apr.	250	20	12.50
May	250	15	16.67
June	250	12	20.83

Average market value per unit $18.06

Investor’s average cost per unit $16.85

In the chart above, if all units had been purchased at one time at the highest unit value of $25.00, only 60 units could have been purchased with $1500. By contributing smaller amounts over time, dollar cost averaging allowed 89 units to be purchased with $1500 at an average unit price of $16.85. This investor purchased 29 more units at $1.21 less per unit than the average market value per unit of $18.06.

You may not participate in dollar cost averaging and Rebalancer at the same time. During the GAW Phase, dollar cost averaging Transfers may not be made into the Income Strategy. Any dollar cost averaging Transfers into the Income Strategy that are scheduled during the GAW Phase will be automatically defaulted into the Great-West Government Money Market Sub-Account.

Great-West reserves the right to modify, suspend, or terminate dollar cost averaging at any time.

Rebalancer

Over time, variations in each Sub-Account’s investment results will change your Sub-Account allocation percentages. Rebalancer allows you to automatically reallocate your Investment Strategy Account Value to maintain your desired Sub-Account allocation. The Income Strategy Account Value is not eligible for the Rebalancer. Participation in Rebalancer does not assure a greater profit, or any profit, nor will it prevent or necessarily alleviate losses in a declining market. There is no charge for participating in Rebalancer; however, you will be charged a Fund Facilitation Fee if you make an allocation to Sub-Accounts investing in certain Investment Strategy Portfolios (the FFF Portfolios). For more information see “Fund Facilitation Fee” below.

You can set up Rebalancer as a one-time Transfer or on a quarterly, semi-annual, or annual basis. If you select to rebalance only once, the Transfer will take place on the Transaction Date of the Request.

If you select to rebalance on a quarterly, semi-annual, or annual basis, the first Transfer will be initiated on the Transaction Date one frequency period following the date of the Request. For example, if you Request quarterly Transfers on January 9, your first Transfer will be made on April 9 and every three months on the 9th thereafter. Transfers will continue on that same day each interval unless terminated by you or for other reasons as set forth in the Contract.

How Rebalancer works:

Suppose you purchased your annuity and you decided to allocate 60% of your initial Contribution to Sub-Accounts that invest in stocks; 30% to Sub-Accounts that invest in bonds, and 10% to Sub-Accounts that invest in cash equivalents as follows:

60%— Stocks

30%— Large Company

15%— Small Company

15%— International

30%— Bonds

10%— Cash

Now assume that stock Portfolios outperform bond Portfolios and cash equivalents over a certain period of time. Over this period, the unequal performance may alter the Sub-Account allocation of the above hypothetical plan to look like this:

75%— Stocks

35%— Large Company

20%— Small Company

20%— International

20%— Bonds

5%— Cash

Rebalancer automatically reallocates your Annuity Account Value to maintain your desired Sub-Account allocation. In this example, the Sub-Account allocations would be reallocated back to 60% in stocks; 30% in bonds; 10% in cash equivalents.

On the Transaction Date for the specified Request, assets will be automatically reallocated to the Sub-Accounts you selected. The Rebalancer option will terminate automatically when you start taking payouts from the Contract.

Rebalancer Transfers must meet the following conditions:

• Your entire Investment Strategy Account Value must be included (except for Sub-Accounts that are closed to new Contributions and incoming Transfers);

• You must specify the percentage of your Investment Strategy Account Value that you wish allocated to each Sub-Account and the frequency of rebalancing. You may modify the allocations or stop the Rebalancer option at any time; and

• You may not participate in dollar cost averaging and Rebalancer at the same time.

Rebalancer is not available after annuity payouts have begun. Great-West reserves the right to modify, suspend, or terminate the Rebalancer option at any time.

Cash Withdrawals

You may withdraw all or part of your Annuity Account Value at any time during the life of the Annuitant and prior to the Annuity Commencement Date by submitting a withdrawal Request to the Retirement Resource Operations Center; however, any withdrawals over $25,000 must be submitted in writing. Withdrawals are subject to the rules below and federal or state laws, rules, or regulations may also apply. The amount payable to you if you surrender your Contract is your Annuity Account Value, less any Withdrawal Charge, applicable Premium Tax, and other taxes. No withdrawals may be made from the Investment Strategy after the Annuity Commencement Date. If you surrender your Contract, a GLWB Rider, if elected, will terminate.

If you Request a partial withdrawal, your Annuity Account Value will be reduced by the partial withdrawal amount and the Death Benefit, if applicable, will be reduced on a proportionate basis measured as a percentage of the partial withdrawal against the current Annuity Account Value. For example, a partial withdrawal of 10% of the Annuity Account Value would reduce your Death Benefit by 10%.

Numerical Example

Sum of Contract Contributions = $50,000

Annuity Account Value = $40,000

Withdrawal amount* = $4,000

New Annuity Account Value = $36,000

Adjustment to Death Benefit = ($40,000 - $4,000)/$40,000 = 0.90

Guaranteed Minimum Death Benefit = ($50,000 x 0.90) = $45,000

*Withdrawal amount may be subject to the Withdrawal Charge.

Partial withdrawals are generally unlimited in frequency. However, you must specify the Sub-Account(s) from which the withdrawal is to be made. The minimum partial withdrawal is $500.

The following terms apply to withdrawals:

• Partial withdrawals and surrenders may be subject to the Withdrawal Charge, as described below in “Charges and Deductions”;

• Partial withdrawals or surrenders from the Investment Strategy are not permitted after the Annuity Commencement Date;

• If a partial withdrawal is made within 30 days of the date annuity payouts are scheduled to begin, we may delay the Annuity Commencement Date by 30 days; and

• A partial withdrawal or a surrender will be effective upon the Transaction Date.

Withdrawal Requests submitted in writing must include your original signature. If your instructions are not clear, your Request will be denied and no surrender or partial withdrawal will be processed.

If we receive a Request for surrender or partial withdrawal, we may postpone any cash payment from the Annuity Account Value for no more than 7 days.

We may also delay payment for any of the following reasons:

• any period during which the New York Stock Exchange is closed (other than customary weekend and holding closings) or trading on the New York Stock Exchange is restricted;

• any period during which an emergency exists such that the disposal of or determination of the value of shares of the Portfolios is not reasonably practicable; or

• any other period as the Securities and Exchange Commission may by order permit for the protection of security holders.

If you have not elected a GLWB Rider, a withdrawal of your entire Annuity Account Value will terminate all of your rights under the Contract. If you have elected a GLWB Rider, at any time that your Annuity Account Value and your Benefit Base are both reduced to zero, all of your rights under the Contract and GLWB Rider will terminate.

Tax consequences of withdrawals are detailed below, but you should consult a competent tax advisor prior to authorizing a withdrawal from your Investment Strategy Account Value.

Withdrawals to Pay Consultant Fees

You may Request partial withdrawals from your Investment Strategy Account Value and direct us to remit the amount withdrawn directly to your designated Consultant. A withdrawal Request for this purpose must meet a $100 minimum withdrawal requirement and comply with all terms and conditions applicable to partial withdrawals, as described above. Deductions from Investment Strategy Account Value to pay a Consultant fee may not be available through all Consultants or through all financial intermediaries.

Because this is considered a withdrawal, deduction of the Consultant fee could significantly reduce your benefits under the Contract, including reducing your death benefit proportionately, and may be subject to a Withdrawal Charge.

Withdrawals to pay Consultant fees may be taken from assets held in the Investment Strategy; such withdrawals may not be taken from assets held in the Income Strategy. Withdrawals to pay Consultant fees may be taken from other assets managed by your Consultant, if any, rather than from assets held in the Investment Strategy to avoid reducing your benefits under the Contract. Withdrawals to pay Consultant fees reduce the free withdrawal amount available to you. If you have already taken your annual 10% free withdrawal amount, further withdrawals in that year (including withdrawals to pay Consultant fees) will be subject to the applicable Withdrawal Charge, if any. See “Free Withdrawals” below. If a Consultant fee withdrawal reduces your Annuity Account Value to zero, all your rights under the Contract will terminate other than your rights under a GLWB Rider if you have Benefit Base remaining. Tax consequences of withdrawals are detailed below, but you should consult a competent tax advisor prior to authorizing a withdrawal from your Investment Strategy Account Value to pay Consultant fees.

Tax Consequences of Withdrawals

Withdrawals may be taxable—including payments we make directly to your Consultant and Guaranteed Lifetime Withdrawal Benefits.

In addition, the Code may require us to withhold federal income taxes from withdrawals and report such withdrawals to the Internal Revenue Service (“IRS”). If you Request partial withdrawals, your Annuity Account Value will be reduced by the sum of the amount of the withdrawal and the related withholding.

You may elect, in writing, to have us not withhold federal income tax from withdrawals, unless withholding is mandatory for your Contract. If you are younger than 59 1⁄2, the taxable portion of any withdrawal is generally considered to be an early withdrawal and may be subject to an additional federal penalty tax of 10%.

Some states also require withholding for state income taxes. For details about withholding, please see “Federal Tax Matters” below.

Telephone and Internet Transactions

You may make Transfer Requests by telephone, fax and/or by Internet. Transfer Requests received before 4:00 p.m. ET will be made on that day at that day’s unit value. Those received after 4:00 p.m. ET will be made on the next Business Day at that day’s unit value.

We will use reasonable procedures to confirm that instructions communicated by telephone, fax and/or Internet are genuine, such as:

• requiring some form of personal identification prior to acting on instructions;

• providing written confirmation of the transaction; and

• tape recording the instructions given by telephone.

If we follow such procedures we will not be liable for any losses due to unauthorized or fraudulent instructions.

We reserve the right to suspend telephone, fax and/or Internet transaction privileges at any time, for some or all Contracts, at our discretion. We currently do not permit partial withdrawals or surrenders by telephone; however you may Request partial withdrawal Requests in the amount of $25,000 or less by Internet. All Requests for full surrenders, periodic withdrawals, and partial withdrawals in excess of $25,000 must be in writing.

Death Benefit

The amount of the Death Benefit will be the greater of:

• the Annuity Account Value as of the date we receive a Request for the payout of the Death Benefit, minus any Premium Tax; or

• the sum of Contributions applied to the Contract in both the Investment Strategy and the Income Strategy, as of the date the Request for payment is received, less the proportionate impact of any surrenders, partial or periodic withdrawals and Premium Tax, if any.

For a full description of the circumstances under which we pay the Death Benefit, please see “Distribution of Death Benefit” below. For a numerical example of the calculation of a minimum Death Benefit, including the proportionate impact of Distributions, please see the numerical example under “Distribution of Death Benefit, Impact of Withdrawals on Guaranteed Minimum Death Benefit” below.

The Death Benefit will become payable following our receipt of the Beneficiary’s claim in good order. When an Owner dies before the Annuity Commencement Date and a Death Benefit is payable to a Beneficiary, the Death Benefit proceeds will remain invested according to the allocation instructions given by the Owner(s) until: (i) new allocation instructions are Requested by the Beneficiary; (ii) the Death Benefit is actually paid to the Beneficiary, except where the GLWB may not be maintained by the Beneficiary; or, (iii) a Request for a payout of the Death Benefit is processed, as described below.

The amount of the Death Benefit will be determined as of the date payments commence. However, on the date a payout option is processed, the Annuity Account Value will be transferred to the Great-West Government Money Market Sub-Account unless the Beneficiary elects otherwise.

Subject to the distribution rules below, payout of the Death Benefit may be made as follows:

• payout in a single sum; or

• payout under any of the variable annuity options provided under this Contract.

In any event, no payout of benefits provided under the Contract will be allowed that does not satisfy the requirements of the Code and any other applicable federal or state laws, rules, or regulations.

You may authorize withdrawals to be deducted from your Investment Strategy Account Value to pay Consultants for asset management or advisory service fees associated with the Contract. Because this is considered a withdrawal, deduction of the Consultant fee could significantly reduce your benefits under the Contract, including reduction of your Death Benefit in the same manner as any other withdrawal.

Withdrawals to pay Consultant fees may be taken from assets held in the Investment Strategy; such withdrawals may not be taken from assets held in the Income Strategy. Withdrawals to pay Consultant fees may be taken from other assets managed by your Consultant, if any, rather than from assets held in the Investment Strategy to avoid reducing your benefits under the Contract. Withdrawals to pay Consultant fees reduce the free withdrawal amount available to you. If you have already taken your annual 10% free withdrawal amount, further withdrawals in that year (including withdrawals to pay Consultant fees) will be subject to the applicable Withdrawal Charge, if any. See “Free Withdrawals” below. If a Consultant fee withdrawal reduces your Annuity Account Value to zero, all your rights under the Contract will terminate other than your rights under a GLWB Rider if you have Benefit Base remaining. Tax consequences of withdrawals are detailed below, but you should consult a competent tax advisor prior to authorizing a withdrawal from your Investment Strategy Account Value to pay Consultant fees.

Ownership

The Owner, and if selected, Joint Owner, exercise all rights and privileges under the Contract, while the Annuitant is living. You may change the Owner any time before the Owner’s death unless otherwise proscribed by applicable law. A change of Owner must be made in writing in a form satisfactory to us. The change will take effect as of the date the written Request is signed, unless you specify a certain date. Any change is subject to any payout or other action we have taken before recording your ownership change. A change in the Owner of the Contract will result in termination of the GLWB Rider except in certain circumstances. See “Termination of a GLWB Rider” below.

Grantor Trust Owned Annuity

Contracts owned by a Grantor Trust are not considered owned by a non-natural entity and will be subject to the tax requirements generally applicable to Non-Qualified Annuity Contracts or the tax requirements applicable to individual retirement annuities or Roth individual retirement annuities if the Contract is a Qualified Annuity Contract under Section 408(b) of the Code or under Section 408A of the Code. Generally, if a trust is a Grantor Trust, the Grantor is treated as the owner of the trust assets, the trust is disregarded as a separate tax entity, and all income is taxed to the Grantor. Grantor Trust-owned Contracts receive tax deferral in accordance with the Code. If a Grantor Trust owns the Contract, the

Grantor will be the Annuitant unless otherwise indicated in the application. Upon the death of the Grantor, the Death Benefit will be paid pursuant to the Death Benefit provisions of the Contract. We allow a Grantor Trust to be an Owner only if it either has a single Grantor who is a natural person, or two Grantors who are one another’s Spouse as of the Effective Date.

Non-Grantor Trust Owned Annuity

Contracts owned by a Non-Grantor Trust are considered owned by a non-natural entity and will generally not be treated as an annuity for tax purposes. If a trust is a Non-Grantor Trust, the trust is treated as the owner of the trust assets, the trust is regarded as a separate tax entity with its own Tax Identification Number, and all income, including any increase in Annuity Account Value, is generally taxable as ordinary income to the trust during each taxable year. However, the IRS has issued a number of private letter rulings holding that in the case of a contract the nominal owner of which is a non-natural entity (e.g., a corporation or a trust), but the beneficial owner of which is a natural person, the contract generally will be treated as held by a natural person. You should consult with your tax advisor as to whether your Non-Grantor Trust satisfies the exception to the non-natural owner rule.

If a Non-Grantor Trust owns the Contract, the grantor will be the Annuitant unless otherwise indicated in the application. If the Owner is a Non-Grantor Trust, all references to the life, age, or death of the Owner pertain to the life, age, or death of the Annuitant, and where there are Joint Annuitants, shall pertain to the older Joint Annuitant. Once selected, the Annuitant may not be changed. If there is a change of ownership of the Contract from a Non-Grantor Trust to a natural person, the original Annuitant and/or Joint Annuitant shall continue to determine any benefits under the Contract and GLWB Riders. Upon the death of the Annuitant, the Death Benefit will be paid to the Owner pursuant to the Death Benefit provisions of the Contract. Upon the death of either Joint Annuitant, the Contract will continue with the remaining single Annuitant in accordance with the death distribution rules under the Code unless the Owner elects to receive the Death Benefit. Divorce provisions of the Contract and GLWB Riders are not applicable to Non-Grantor Trust owned Contracts. Spousal continuation of the Contract is not applicable to Contracts owned by a Non-Grantor Trust.

IRA Custodian or Trustee Owned Annuity

Contracts owned by an IRA custodian or trustee are not considered owned by a non-natural entity and are treated as an IRA investment subject to the same tax requirements as any other IRA investment. Upon the death of the Underlying IRA Holder, the Death Benefit will be paid to the IRA custodian or trustee pursuant to the Death Benefit provisions of the Contract. IRA custodian or trustee owned Contracts receive tax deferral in accordance with the Code provisions governing IRAs.

If the Owner is an IRA custodian or trustee, the Underlying IRA Holder must be the Annuitant and if there are two Annuitants, the Joint Annuitant must be the Underlying IRA Holder’s Spouse and the designated beneficiary of the custodial or trusteed account. If the Owner is an IRA custodian or trustee and a GLWB Rider is selected, the Underlying IRA Holder must be a Covered Person. If Joint Covered Persons are selected, the Spouse of the Underlying IRA Holder must be a Joint Covered Person and must be the designated beneficiary of the custodial or trusteed account. If the Underlying IRA Holder’s Spouse is the sole primary beneficiary of the Underlying IRA Holder’s interest in the custodial or trusteed account, the Underlying IRA Holder’s Spouse will be treated as the Beneficiary of the Contract for purposes of the GLWB Rider spousal continuation provisions.

Underlying IRA Holders should consult with a competent tax advisor regarding whether selecting Joint Annuitants under the Contract or selecting Joint Covered Persons under a GLWB Rider is suitable for the Underlying IRA Holder’s needs. See “Guaranteed Lifetime Withdrawal Benefit” below for more information.

Because the Code provides IRA holders with tax deferral and other benefits, the Contract should not be purchased by an Underlying IRA Holder solely for tax deferral or other benefits already provided by the IRA itself.

Rollovers from Qualified Retirement Plans and IRAs

The Contract may be purchased through a rollover of assets from qualified retirement plans. You should consult with your plan sponsor, as well as a qualified tax professional, before rolling over retirement plan assets. The Contract may also be purchased through a rollover of assets from an IRA or Simplified Employee Pension (“SEP”) IRA.

Inherited IRAs

The Contract may be purchased by a beneficiary of an inherited IRA. Inherited IRAs will be administered according to the Code, including restricting Contributions and the administration of Required Minimum Distributions. Inherited IRA Owners may not elect a GLWB Rider or make Contributions to the Income Strategy. You should consult with a qualified tax professional before purchasing the Contract as an inherited IRA.

Non-Qualified Stretch Annuities

The Contract may be purchased by a beneficiary of a non-qualified annuity contract (“Beneficial Owner”) pursuant to a 1035 Exchange of the beneficiary’s interest after death of an owner (“source contract”). For more information on 1035 Exchanges, see “Seek Tax Advice, Section 1035 Exchanges” below. We will issue the Non-Qualified Stretch Annuity in the name of the deceased owner with the beneficiary as the Beneficial Owner. We must receive the full death benefit and the information we require from the insurance company that issued the source contract in sufficient time to allow us to begin making life expectancy payments under the Non-Qualified Stretch Annuity Contract.

A Beneficial Owner may not be a non-natural entity such as a Grantor Trust or Non-Grantor Trust. A Beneficial Owner of a Non-Qualified Stretch Annuity Contract may designate a Successor Beneficiary who is entitled to receive the Beneficial Owner’s remaining interest in the Contract upon the death of the Beneficial Owner. A Successor Beneficiary may not be a non-natural entity.

Non-Qualified Stretch Annuity Beneficial Owners may not elect a GLWB Rider or make Contributions to the Income Strategy. You should consult with a qualified tax professional before purchasing the Contract as Non-Qualified Stretch Annuity.

Beneficiary

You may select one or more Beneficiaries. If more than one Beneficiary is selected, they will share equally in any Death Benefit payable unless you indicate otherwise. You may change the Beneficiary any time before the Annuitant’s death.

You may also select one or more Contingent Beneficiaries. You may change the Contingent Beneficiary before the Annuitant’s death. If one or more primary Beneficiaries are alive within 30 days after the Annuitant’s death, the Contingent Beneficiary cannot become the primary Beneficiary and any interest the Contingent Beneficiary may have in the Contract will cease.

A change of Beneficiary or Contingent Beneficiary will take effect as of the date the written Request was signed, unless the Owner specifies a certain date. If the Owner dies before the Request is processed, the change will take effect as of the date the Request was made, unless we have already made a payout or otherwise taken action on a designation or change before receipt or processing of such Request. The interest of any Beneficiary who dies before the Owner or the Annuitant will terminate at the death of the Beneficiary and the Contingent Beneficiary will become the Beneficiary. The interest of any Beneficiary who dies at the time of, or within 30 days after the death of an Owner or the Annuitant will also terminate if no benefits have been paid to such Beneficiary, unless the Owner otherwise indicates by Request. The benefits will then be paid to the Contingent Beneficiary. If no Contingent Beneficiary has been designated, then the benefits will be paid as though the Beneficiary had died before the deceased Owner or Annuitant. If no Beneficiary or Contingent Beneficiary survives the Owner or Annuitant, as applicable, we will pay the Death Benefit proceeds to the Owner’s estate.

If the Beneficiary is not the Owner’s surviving Spouse, she/he may elect, not later than one year after the Owner’s date of death, to receive the Death Benefit in either a single sum or payout under any of the variable annuity options available under the Contract, provided that:

• such annuity is distributed in substantially equal installments over the life or life expectancy of the Beneficiary or over a period not extending beyond the life expectancy of the Beneficiary; and

• such distributions begin no later than one year after the Owner’s date of death.

If Great-West does not receive an election from a non-Spouse Beneficiary or substantially equal installments begin later than one year after the Owner’s date of death, then the entire amount must be distributed within five years of the Owner’s date of death. The Death Benefit will be determined as of the Annuity Commencement Date regardless of the timing of a non-Spouse Beneficiary’s election and notwithstanding more than a year passing after the Owner’s date of death.

If a corporation or other non-natural entity is entitled to receive benefits upon the Owner’s death, the Death Benefit must be completely distributed within five years of the Owner’s date of death. A Beneficiary or Contingent Beneficiary designated irrevocably may not be changed without the written consent of that Beneficiary, or Contingent Beneficiary, as applicable, except as allowed by law.

For Contracts owned by Non-Grantor Trusts, the Owner will at all times be the Beneficiary.

Distribution of Death Benefit (for all Contracts other than Non-Qualified Stretch Annuities)

For the distribution of Death Benefit rules applicable to Non-Qualified Stretch Annuities, see below.

Any Death Benefit payable to a Beneficiary upon the Owner’s death will be distributed as follows:

• If the Owner’s surviving Spouse is the person entitled to receive benefits upon the Owner’s death, the surviving Spouse will be treated as the Owner and will be allowed to take the Death Benefit or continue the Contract in force. However, if single life GAW Installments have been selected for the Income Strategy, then the GLWB will terminate and the assets held in the Covered Fund(s) will be sold and the sales proceeds will be transferred to the Great-West Government Money Market Sub-Account;

• If a non-Spouse individual is the person entitled to receive benefits upon the Owner’s death, the non-Spouse individual Beneficiary may elect to receive the Death Benefit in either a single sum or payout under any of the variable annuity options available under the Contract, provided that: (a) such annuity is distributed in substantially equal installments over the life or life expectancy of the Beneficiary; and (b) such distributions begin no later than one year after the Owner’s date of death. The GLWB will terminate and the assets held in the Covered Fund(s) will be sold and the sales proceeds will be transferred to the Great-West Government Money Market Sub-Account. If Great-West

does not receive an election from an individual non-Spouse Beneficiary such that substantially equal installments have begun no later than one year after the Owner’s date of death, then the entire amount must be distributed within five years of the Owner’s date of death.

The Death Benefit will be determined as of the Annuity Commencement Date.

Death of Annuitant Who is Not the Owner of the Contract

If the Annuitant Dies Before the Annuity Commencement Date

If the Owner is living and the Annuitant dies before the Annuity Commencement Date, the Contract will continue and no Death Benefit will be payable. If no Contingent Annuitant has been named and no Joint Annuitant has been named, the Owner (or the Grantor if the Owner is a Grantor Trust, or the Underlying IRA Holder if the Owner is the custodian or trustee of an IRA account) will become the Annuitant.

If the Owner names a Contingent Annuitant prior to the Annuitant’s death, and the Annuitant dies before the Annuity Commencement Date while the Owner and Contingent Annuitant are living, no Death Benefit will be payable and the Contingent Annuitant will become the Annuitant.

If the Annuitant dies after the Annuity Commencement Date and before the entire interest has been distributed, any benefit payable must be distributed to the Beneficiary according to and as rapidly as under the payout option which was in effect on the Annuitant’s date of death.

Death of Owner Who Is Not the Annuitant

If the Owner dies before the Annuity Commencement Date and there is a Joint Owner who is the surviving Spouse of the deceased Owner, the Joint Owner becomes the Owner and Beneficiary and the Joint Owner may elect to take the Death Benefit or to continue the Contract in force.

In all other cases, we will pay the Death Benefit to the Beneficiary even if a Joint Owner (who was not the Owner’s Spouse on the date of the Owner’s death), the Annuitant and/or the Contingent Annuitant are alive at the time of the Owner’s death, unless the sole Beneficiary is the deceased Owner’s surviving Spouse who may elect to become the Owner and Annuitant and to continue the Contract in force.

If the Owner dies after the Annuity Commencement Date and before the entire interest has been distributed while the Annuitant is living, any benefit payable will continue to be distributed to the Annuitant as rapidly as under the payout option applicable on the Owner’s date of death. All rights granted the Owner under the Contract will pass to any surviving Joint Owner and, if none, to the Annuitant.

Death of Owner Who Is the Annuitant

If there is a Contingent Annuitant and a Joint Owner who is the surviving Spouse of the deceased Owner, the Joint Owner will become the Owner and the Beneficiary, the Contingent Annuitant will become the Annuitant, and the Contract will continue in force.

If there is a Joint Owner who is the surviving Spouse of the deceased Owner but no Contingent Annuitant, the Joint Owner will become the Owner, Annuitant, and Beneficiary and may elect to take the Death Benefit or continue the Contract in force.

In all other cases, we will pay the Death Benefit to the Beneficiary, even if a Joint Owner (who was not the Owner’s Spouse on the date of the Owner’s death) and/or Contingent Annuitant are alive at the time of the Owner’s death, unless the sole Beneficiary is the deceased Owner’s surviving Spouse who may elect to become the Owner and Annuitant and to continue the Contract in force.

If Owner/Annuitant Dies After Annuity Commencement Date

If the Owner/Annuitant dies after the Annuity Commencement Date, any benefit payable must be distributed to the Beneficiary in accordance with and at least as rapidly as the annuity option in effect on the date of death.

Contingent Annuitant

While the Annuitant is living and at least 30 days prior to the Annuity Commencement Date, you may, by written Request, designate or change a Contingent Annuitant from time to time. A change of Contingent Annuitant will take effect as of the date the Request is processed, unless you specify a certain date. You are not required to designate a Contingent Annuitant.

Impact of Withdrawals on Guaranteed Minimum Death Benefit

You should be aware that Distributions and Excess Withdrawals will reduce your Death Benefit on a pro-rata basis.

Numerical Example

Sum of Contributions to the Investment Strategy and Income Strategy = $50,000

Annuity Account Value = $40,000

Withdrawal amount* = $4,000

New Annuity Account Value = $36,000

Adjustment to Death Benefit = ($40,000 - $4,000)/$40,000 = 0.90

Guaranteed Minimum Death Benefit = $45,000 ($50,000 x 0.90)

*Withdrawal amount may be subject to the Withdrawal Charge.

The Benefit Base has no value and will not affect the Death Benefit.

Distribution of Death Benefit for Non-Qualified Stretch Annuities

For the distribution of Death Benefit rules applicable to all Contracts other than Non-Qualified Stretch Annuities, see above.

If the Owner of a Contract held as a Non-Qualified Stretch Annuity dies before the Annuity Commencement Date:

(1) If there is a Joint Owner who is a surviving Spouse of the deceased Owner, the Joint Owner will become the Owner and the Beneficiary and may take the Death Benefit or elect to continue the Contract in force.

(2) In all other cases, we will pay the Death Benefit to the Beneficiary even if a former Spouse Joint Owner, the Annuitant, and/or the Contingent Annuitant are alive at the time of the Owner’s death unless the sole Beneficiary is the deceased Owner’s surviving Spouse and such Beneficiary Requests to become the Owner and the Annuitant and to continue the Contract in force.

Any Death Benefit payable to the Beneficiary upon the Owner’s death will be distributed as follows:

(1) If the Owner’s surviving Spouse is the Beneficial Owner upon the death of the Owner, the surviving Spouse will be allowed to take the Death Benefit or continue the Contract in force; or

(2) If a non-Spouse natural person is the Beneficial Owner upon the death of the Owner, the Beneficial Owner may elect to continue the Contract by electing to have any portion of the value of the deceased Owner’s Contract payable to the Beneficial Owner over a period not extending beyond the Beneficial Owner’s life expectancy as defined by the Code (the ‘Stretch Payout Period’).

The Stretch Payout Period must begin no later than one year after the date of the deceased Owner’s death and payments during the Stretch Payout Period will be made to the Beneficial Owner at least annually. Notwithstanding any prior distribution election, a Beneficial Owner may at any time (a) withdraw the entire remaining value of the Contract in a single sum, or (b) withdraw additional amounts which may result in the reduction of future payments because of the reduction of the value of the Contract.

If we do not receive an election from a non-Spouse Beneficial Owner such that substantially equal installments have begun no later than one year after the date of the deceased Owner’s death, then the entire amount must be distributed within five years of the deceased Owner’s date of death.

The Death Benefit will be determined as of the Annuity Commencement Date.

Charges and Deductions

When each Contribution is made, no amounts will be deducted from it except for any applicable Premium Tax. As a result, the full amount of your Contributions (less any applicable Premium Tax) is invested in the Contract.

As more fully described below, charges under the Contract are assessed only as deductions for:

• charges against your Annuity Account Value for our assumption of mortality and expense risks;

• Fund Facilitation Fee, if applicable;

• the Withdrawal Charge, if applicable;

• Premium Tax, if applicable; and

• Guarantee Benefit Fee, if applicable.

The Contract may be available for use with investment accounts at eligible investment advisers or broker/dealers through Consultants that charge an annual fee, or Consultants that charge an annual fee for ongoing investment advisory services. These fees would be specified in the respective agreements between you and your Consultant. Deductions from Investment Strategy Account Value to pay a Consultant fee may not be available through all Consultants or through all financial intermediaries. Any fees and expenses associated with these accounts will be separate from and in addition to the fees and expenses associated with the Contract. If withdrawn from your Investment Strategy Account Value, deductions to pay Consultant fees will reduce your benefits under the Contract. Withdrawals to pay Consultant fees may be taken from other assets managed by your Consultant, if any, rather than from assets held in the Investment Strategy to avoid reducing your benefits under the Contract. You should ask your Consultant for more details.

Mortality and Expense Risk Charge (M&E Charge)

The mortality risk we assume is that Annuitants may live for a longer period of time than we estimate. We assume this mortality risk from our contractual obligations to make annuity payouts determined in accordance with the annuity tables and other provisions contained in the Contract which cannot be changed. This means that you can be sure that neither the Annuitant’s longevity nor an unanticipated improvement in general life expectancy will adversely affect the annuity payouts under the Contract. The expense risk we assume is the risk that our actual expenses in administering the Contracts and the Series Account will be greater than we anticipated.

To compensate us for assuming these risks, we deduct an M&E Charge from your Annuity Account Value at the end of each valuation period. This is a daily charge equal to an effective annual rate of 1.20%. We guarantee that this charge will never increase beyond 1.20%.

The M&E Charge is reflected in the unit values of each of the Sub-Accounts you have selected. Thus, this charge will continue to be applicable should you choose a variable annuity payout option or a periodic withdrawal option. Annuity Account Values and annuity payouts are not affected by changes in actual mortality experience we incur.

If the M&E Charge is insufficient to cover actual costs and risks assumed, we will bear the loss. If this charge is more than sufficient, any excess will be profit for us. Currently, we expect a profit from this charge.

Withdrawal Charge

The Withdrawal Charge may apply to amounts you withdraw under your Contract, including periodic withdrawals and full surrenders, depending on the length of time each Contribution has been invested and on the amount you withdraw. The Withdrawal Charge is calculated as a percentage of the Contribution being withdrawn and will reduce the net withdrawal accordingly. It varies with the number of years that have elapsed since each Contribution being withdrawn was made, as set forth in the following table:

Withdrawal Charge
Age of Contribution (being withdrawn)	Withdrawal Charge (as a percentage of the Contribution being withdrawn)
Less than one year old	7%
1 year old or older, but not yet 2 years old	7%
2 years old or older, but not yet 3 years old	6%
3 years old or older, but not yet 4 years old	5%
4 years old or older, but not yet 5 years old	4%
5 years old or older	0%

For purposes of calculating the Withdrawal Charge, we deem the oldest Contributions to be withdrawn first and Contributions to be withdrawn before earnings. After the amount of all Contributions has been withdrawn, all remaining withdrawals will be free of the Withdrawal Charge.

The Withdrawal Charge is designed to reimburse us for sales commissions and other expenses associated with the promotion and solicitation of offers for the Contracts, although our actual expenses may be greater or less than the Withdrawal Charge amount. To the extent our expenses for distribution of the Contracts are not covered by the Withdrawal Charge, these expenses will be borne by our general assets, which include profits from the M&E Charge. See “Distribution of the Contracts” below for information regarding commissions and other amounts paid to broker-dealers in connection with Contract distribution.

Waiver of Withdrawal Charge - Nursing Home or Hospital Confinement

Upon Request and provided all conditions are met, in the event an Owner has been confined to a licensed nursing home or a licensed hospital, we will waive any applicable Withdrawal Charges on subsequent withdrawals or upon subsequent surrender of the Contract. A Request for a waiver of Withdrawal Charges must accompany the Request for a withdrawal or surrender to which it applies. We must receive a Request for a withdrawal or surrender and waiver of any applicable Withdrawal Charges no later than 90 days following the date such confinement has ended. All withdrawals and surrenders, including those made with a Request to waive Withdrawal Charges, may be subject to tax.

We will require written proof that:

• such confinement began after the Effective Date of the Contract;

• such confinement was recommended by a licensed physician who is not an employee of the nursing home or hospital where the Owner is confined;

• the nursing home or hospital is duly licensed and operating according to the laws of the jurisdiction in which it is located; and

• such confinement has lasted for a minimum of 90 days prior to submitting the Request for a withdrawal or surrender and waiver of any applicable Withdrawal Charge.

If a Request for a withdrawal or surrender and waiver of any applicable Withdrawal Charge does not satisfy these requirements, then we will not process the Requested withdrawal or surrender until the Owner provides a subsequent written Request to proceed notwithstanding the Withdrawal Charge; any applicable Withdrawal Charge will apply.

Waiver of Withdrawal Charge - Terminal Condition

Upon Request and provided all conditions are met, in the event an Owner has been diagnosed with a terminal condition, we will waive any applicable Withdrawal Charges on subsequent withdrawals or upon subsequent surrender of the Contract. A Request for a waiver of Withdrawal Charges must accompany the Request for a withdrawal or surrender to which it applies. All withdrawals and surrenders, including those made with a Request to waive Withdrawal Charges, may be subject to tax.

We will require proof satisfactory to Great-West that the Owner has a terminal condition. This proof must include a completed claim form and a statement signed by a licensed physician certifying that the Owner has been diagnosed with a condition resulting in a life expectancy of 12 months or less from the date of the Request. Such claim form and licensed physician’s statement must be completed and provided to Great-West after the Effective Date of the Contract. Furthermore, the licensed physician must not be the Owner or a member of the Owner’s family.

If these requirements are not met, then we will not process the Requested withdrawal or surrender until the Owner provides a subsequent written Request to proceed notwithstanding the Withdrawal Charge; any applicable Withdrawal Charge will apply.

Free Withdrawals

During each year, beginning on the Effective Date and renewing on each anniversary of the Effective Date, the Owner is allowed a percentage of withdrawals that are free of the Withdrawal Charge. The annual amount of free withdrawals is 10% of the sum of Contributions that are less than the surrender charge period and that were made as of the most recent Effective Date anniversary. For purposes of calculating the Withdrawal Charge on subsequent withdrawals, free withdrawals reduce the amount of the oldest remaining Contribution(s).

Installments paid during the GAW Phase reduce the free withdrawal amount. See “Effect of Excess Withdrawals During the GAW Phase” below. Withdrawals to pay Consultant fees reduce the free withdrawal amount available to you. If you have already taken your annual 10% free withdrawal amount, further withdrawals in that year (including withdrawals to pay Consultant fees) will be subject to the applicable Withdrawal Charge, if any. See “Withdrawals to Pay Consultant Fees” above.

Expenses of the Portfolios

The values of the assets in the Sub-Accounts reflect the values of the Sub-Accounts’ respective Portfolio shares and therefore the fees and expenses paid by each Portfolio. Fees and expenses are deducted from the assets of the Portfolios and are described in each Portfolio’s prospectus.

Premium Tax

We may be required to pay state Premium Taxes or retaliatory taxes currently ranging from 0% to 3.5% in connection with Contributions or values under the Contracts. Depending upon applicable state law, we may deduct charges for the Premium Taxes we incur with respect to your Contributions, from amounts withdrawn, or from amounts applied on the Payout Election Date. In some states, charges for both direct Premium Taxes and retaliatory Premium Taxes may be imposed at the same or different times with respect to the same Contribution, depending on applicable state law.

Other Taxes

Under present laws, we will incur state or local taxes (in addition to the Premium Tax described above) in several states. No charges are currently deducted for taxes other than Premium Tax. However, we reserve the right to deduct charges in the future for federal, state, and local taxes or the economic burden resulting from the application of any tax laws that we determine to be attributable to the Contract.

Fund Facilitation Fee

Sub-Accounts investing in certain of the Investment Strategy Portfolios (called the FFF Portfolios) may only be accessed with additional payment of a Fund Facilitation Fee. The Fund Facilitation Fee is deducted at the end of each valuation period from Sub-Account assets, if any, invested in the FFF Portfolios. The Fund Facilitation Fee is a daily charge equal to an effective annual rate of 0.35%. We guarantee that this charge will never increase beyond 0.35%. The Fund Facilitation Fee is reflected in the Accumulation Unit values of each of the FFF Portfolio Sub-Accounts you have selected. Thus, this charge will continue to be applicable should you choose a variable annuity payout option or a periodic withdrawal option that includes the FFF Portfolio Sub-Accounts.

Great-West may profit from the Fund Facilitation Fee, and may use any profit derived for any lawful purpose including payment of expenses that Great-West incurs in promoting, marketing, and administering the Contract.

The current selection of FFF Portfolios is:

DFA VA International Small Portfolio

DFA VA International Value Portfolio

DFA VA U.S. Targeted Value Portfolio

DFA VA U.S. Large Value Portfolio

Periodic Withdrawals

You may Request that all or part of the Investment Strategy Account Value be applied to a periodic withdrawal option. All Requests for periodic withdrawals must be in writing. Each periodic withdrawal amount is based on the Investment Strategy Account Value, less Premium Tax, if any, at the time of the withdrawal.

In Requesting periodic withdrawals, you must elect:

• The withdrawal frequency of either 1-, 3-, 6- or 12-month intervals;

• A minimum withdrawal amount of at least $100;

• The calendar day of the month on which withdrawals will begin;

• One of the periodic withdrawal payout options discussed below—you may change the withdrawal option and/or the frequency once each calendar year; and

• The type of allocation of withdrawals from the Investment Strategy Sub-Accounts

• Withdrawals may be prorated across the Investment Strategy Sub-Accounts in proportion to their assets; or

• Withdrawals may be made from specific Investment Strategy Sub-Account(s). When the specified Investment Strategy Sub-Account(s) is depleted, we will automatically prorate the remaining withdrawals against any remaining Sub-Account assets unless you Request otherwise.

While periodic withdrawals are being received:

• You may continue to exercise all contractual rights, except that no Contributions may be made;

• You may keep the same Sub-Accounts as you had selected before periodic withdrawals began; and

• Charges and fees under the Contract continue to apply, including the Withdrawal Charge, which may be assessed on periodic withdrawals.

Periodic withdrawals will cease on the earlier of the date:

• The amount elected to be paid under the option selected has been reduced to zero;

• The Investment Strategy Account Value is zero;

• You Request that withdrawals stop;

• You purchase an annuity payout option; or

• The Owner or the Annuitant dies.

We may limit the number of times you may restart a periodic withdrawal program.

Periodic withdrawals may be taxable, subject to withholding and to the 10% federal penalty tax if you are younger than age 59 1⁄2.

If you choose to receive payouts from your Contract through periodic withdrawals, you may select from the following payout options:

Income for a specified period (at least 36 months)—You elect the length of time over which withdrawals will be made. The amount paid will vary based on the duration you choose.

Income of a specified amount (at least 36 months)—You elect the dollar amount of the withdrawals. Based on the amount elected, the duration may vary.

Any other form of periodic withdrawal acceptable to Great-West which is for a period of at least 36 months.

In accordance with the provisions outlined in this section, you may Request a periodic withdrawal to remit fees paid to your Consultant. There may be a Withdrawal Charge and income tax consequences to any periodic withdrawal made for this purpose. Please see “Withdrawals to Pay Consultant Fees” above.

Annuity Payouts From the Investment Strategy

You can choose the date that you wish annuity payouts from the Investment Strategy to start (the Payout Election Date) either when you purchase the Contract or at a later date. You can change your selection at any time up to 30 days before the annuity date that you have selected.

If you elect to annuitize your Contract, your annuity payouts will be based on the annuity purchase rate guaranteed in your Contract or our current annuity purchase rate, whichever results in a higher annuity payout to you.

If you do not select a Payout Election Date, payouts will begin on the Annuitant’s 99th birthday. If the Owner does not initiate Installments under a GLWB Rider, the entire Annuity Account Value will be annuitized at that time and any benefit under a GLWB Rider will terminate. If you have initiated Installments under a GLWB Rider, only the Investment Strategy will be annuitized. Once Installments under a GLWB Rider have begun, the Income Strategy cannot be annuitized.

If you have not elected a payout option within 30 days of the Annuity Commencement Date, your Investment Strategy Account Value will be paid out as a variable life annuity with a guaranteed period of 15 years.

The amount to be paid out will be based on the Investment Strategy Account Value or Annuity Account Value, if applicable, on the Annuity Commencement Date. The minimum amount that may be withdrawn from the Investment Strategy Account Value to purchase an annuity payout option is $2,000. If your Investment Strategy Account Value is less than $2,000, we may pay the amount in a single sum subject to the Contract provisions applicable to a partial withdrawal.

If you choose to receive variable annuity payouts from your Contract, you may select from the following payout options:

Variable life annuity with guaranteed period—This option provides for payouts during a guaranteed period or for the lifetime of the Annuitant, whichever is longer. The guaranteed period may be 5, 10 or 15 years. Upon the death of the Annuitant, the Beneficiary will receive the remaining payouts at the same interval elected by the Owner.

Variable life annuity without guaranteed period—This option provides payouts during the lifetime of the Annuitant. The annuity terminates with the last payout due prior to the death of the Annuitant. Because no minimum number of payouts is guaranteed, this option may offer the maximum level of payouts. It is possible that only one payout may be made if the Annuitant dies before the date on which the second payout is due. If the Annuitant who is also the Owner dies before the Annuity Commencement Date or the first annuity payout, the Death Benefit will be payable to the Beneficiary. If the Owner is living and the Annuitant dies before the Annuity Commencement Date or the first annuity payout, the Owner will become the Annuitant, the Contract will continue, and no Death Benefit will be payable.

Any other form of variable annuity payout that is acceptable to Great-West.

Under an annuity payout option, you can receive payouts monthly, quarterly, semi-annually or annually in payments which must be at least $50. We reserve the right to make payouts using the most frequent payout interval which produces a payout of at least $50. Once annuity payouts commence, you cannot make Contributions or take withdrawals, other than your annuity payouts.

If you elect to receive a single sum payment, the amount paid is the Surrender Value.

Amount of First Variable Payout

The first payout under a variable annuity payout option will be based on the value of the amounts held in the Investment Strategy Sub-Accounts or Annuity Account, if applicable, you have selected on the first valuation date preceding the Annuity Commencement Date. We determine the first payout under a variable annuity option by applying the appropriate rate to the amount applied under the payout option. The rate applied reflects an assumed investment return (“AIR”) of 2.5%.

For annuity options involving life income, the actual age, year in which annuitization commences and gender of the Annuitant will affect the amount of each payout. We reserve the right to ask for satisfactory proof of the Annuitant’s age. We may delay annuity payouts until satisfactory proof is received. Because payouts to older Annuitants are expected to be fewer in number, the amount of each annuity payout under a selected annuity form will be greater for older Annuitants than for younger Annuitants.

If the age of the Annuitant has been misstated, the payouts established will be made on the basis of the correct age. If payouts were too large because of misstatement, we may deduct the difference with interest from the next payout or payouts. If payouts were too small, we may add the difference with interest to the next payout. This interest is at an annual effective rate which will not be less than the minimum rate allowed by law.

If the Owner dies before the Annuity Commencement Date (i.e., the day the first variable annuity payout is made) and if there is a Joint Owner who is a surviving Spouse of the deceased Owner, the Joint Owner becomes the Owner and Beneficiary. The Joint Owner may elect to take the Death Benefit or continue the contract in force. In all other cases, we will pay the Death Benefit to the Beneficiary.

If the Owner who is not the Annuitant dies after the Annuity Commencement Date, any benefit payable will continue to be distributed to the Annuitant as rapidly as under the payout option applicable on the Owner’s date of death. All rights granted the Owner under the Contract will pass to any surviving Joint Owner, and if none, to the Annuitant.

If the Owner who is the Annuitant dies after the Annuity Commencement Date, any benefit payable will be distributed to the Beneficiary if a guarantee period was part of the selected annuity option. If there was no guarantee period elected, payments will cease.

For complete descriptions, see the “Distribution of Death Benefit” section above.

Annuity Units

We determine the number of Annuity Units paid for each Sub-Account by dividing the amount of the first payout by its Annuity Unit value on the first valuation date preceding the Annuity Commencement Date. The number of Annuity Units used to calculate each payout for a Sub-Account remains fixed during the Annuity Payout Period.

Amount of Variable Payouts After the First Payout

Payouts after the first will vary depending upon the investment performance of the Investment Strategy Sub-Accounts. Your payouts will increase in amount over time if the Sub-Accounts you select earn more than the 2.5% AIR. Likewise, your payouts will decrease over time if the Sub-Accounts you select earn less than the 2.5% AIR. We determine the subsequent amount paid from each Sub-Account by comparing the actual performance of the Sub-Account to the AIR.

Transfers After the Variable Annuity Commencement Date

Once annuity payouts have begun, Transfers may be made within the variable annuity payout option among the available Investment Strategy Sub-Accounts. Transfers after the Annuity Commencement Date will be made by converting the number of Annuity Units being Transferred to the number of Annuity Units of the Investment Strategy Sub-Account to which the Transfer is made. The result will be that the next annuity payout, if it were made at that time, would be the same amount that it would have been without the Transfer. Thereafter, annuity payouts will reflect changes in the value of the new Annuity Units.

Other Restrictions (Investment Strategy Only)

Once payouts start from the Investment Strategy under the annuity payout option you select:

• no changes can be made in the payout option;

• no additional Contributions to the Investment Strategy will be accepted under the Contract; and

• no further withdrawals from the Investment Strategy will be allowed, including withdrawals to pay Consultant fees, other than withdrawals made to provide annuity benefits.

A portion or the entire amount of the annuity payouts may be taxable as ordinary income. If, at the Annuity Commencement Date, we have not received a proper written election not to have federal income taxes withheld, we must by law withhold such taxes from the taxable portion of such annuity payouts and remit that amount to the federal government. State income tax withholding may also apply. Please see “Federal Tax Matters” below for details.

Guaranteed Lifetime Withdrawal Benefit

On any business day prior to your 85th birthday, you have the option of electing a GLWB Rider by either allocating Contributions to one or more Covered Funds in the Income Strategy at your direction, or by Transferring all or part of your Investment Strategy Account Value to one or more Covered Funds in the Income Strategy at your direction. There is no minimum percent of Annuity Account Value or minimum dollar amount that must be allocated to the Income Strategy when electing a GLWB Rider. You are under no obligation to elect a GLWB Rider. If you choose to elect a GLWB Rider, you may do so immediately upon Contract purchase (for example, if you are interested in locking in your Benefit Base early, if you prefer to begin taking guaranteed income soon, or if you are interested in the Contract primarily for the GLWB features rather than in the Investment Strategy Sub-Account options), or you may wait to elect a GLWB Rider at a later time. If you exercise this option, the GLWB Rider will provide you with a Guaranteed Lifetime Withdrawal Benefit, provided all conditions, described below, are met. You may elect only one GLWB Rider.

You may select from four optional GLWB Riders: the Great-West Secure Income Plus GLWB Rider (formerly the Roll-Up Fixed GLWB Rider); the Great-West Secure Income Max GLWB Rider (formerly the Enhanced Withdrawal Fixed GLWB Rider); the Great-West Secure Income Foundation GLWB Rider (formerly the Lifetime Income Lock Fixed GLWB Rider); and the T-Note Tracker GLWB Rider. The four GLWB Riders are similar in most respects except for the GAW% calculation and the Guarantee Benefit Fee; the Great-West Secure Income Plus GLWB Rider also offers an Accumulation Credit (as detailed below), and the Great-West Secure Income Max GLWB Rider also offers a Distribution Credit (as detailed below).

Generally, the fixed GLWB Riders are designed for those who want to be guaranteed higher income regardless of the interest rate environment. Compared to the Great-West Secure Income Foundation GLWB Rider, the Great-West Secure Income Plus GLWB Rider and the Great-West Secure Income Max GLWB Rider offer additional benefits in exchange for a higher Guarantee Benefit Fee.

The T-Note Tracker GLWB Rider, which is less expensive than the fixed GLWB Riders, is sensitive to interest rate changes. For example, the T-Note Tracker GLWB Rider will be responsive to rising interest rates at the time GAWs start and provide an income stream that can increase as interest rates rise. Once GAWs have begun, the T-Note Tracker GLWB Rider is no longer affected by declining interest rates.

More information on each of the GLWB Riders is available below and in the Rate Sheet Supplement in effect on the date you signed your application for the Contract (and satisfied the other terms described in this paragraph). Rate Sheet Supplements will disclose the GAW% and the Joint GAW% for all GLWB Riders applicable to applications signed after a specific date. Rate Sheet Supplements will also disclose the Distribution Credit applicable to the Great-West Secure Income Max GLWB Rider, and the Accumulation Credit applicable to the Great-West Secure Income Plus GLWB Rider. The applicable

GAW%, Joint GAW%, Accumulation Credit, and Distribution Credit are those in effect at the time you signed the application to purchase your Contract, rather than at the time you select a GLWB Rider. The GAW%, Joint GAW%, Accumulation Credit, and Distribution Credit applicable to Contracts purchased prior to December 30, 2016, are disclosed in an appendix to this prospectus. The GAW%, Joint GAW%, Accumulation Credit, and Distribution Credit applicable to Contracts purchased on or after December 30, 2016, are disclosed in the Rate Sheet Supplement in effect when you signed the application to purchase your Contract.

In order to receive the disclosed GAW%, Joint GAW%, Accumulation Credit (for the Great-West Secure Income Plus GLWB Rider), or Distribution Credit (for the Great-West Secure Income Max GLWB Rider), your application must be signed on or after the effective datestated in the Rate Sheet Supplement, your application must be received by us within 10 days of signing, and your initial Contribution must be received by us within 30 days of receipt of your application. If these terms are met, the disclosed rates will apply to your Contract and cannot be changed. The terms of a Rate Sheet Supplement (including GAW%s, Joint GAW%s, Accumulation Credits, and Distribution Credits) with no specified end date may not be amended unless we provide a minimum of 10 business days prior notice. The current and any proposed Rate Sheet Supplements may be found on the SEC’s website (www.sec.gov) by searching with File Number 333-203262. You may contact the Retirement Resource Operations Center at (877) 723-8723 for the rates and credits applicable to your Contract. Historical GAW%s, Joint GAW%s, Accumulation Credits, and Distribution Credits reflected in Rate Sheet Supplements may be found in the Statement of Additional Information, as well as on the SEC’s website (www.sec.gov) by searching with File Number 333-203262.

Unless otherwise noted, the following discussion applies to all GLWB Riders.

All guarantees are subject to the claims paying ability of Great-West. You should consult with a competent advisor regarding whether a particular GLWB Rider is suitable for your needs.

GLWB Accumulation Phase

The GLWB Accumulation Phase begins when you make a GLWB election by investing in a Covered Fund(s) in the Income Strategy. The GLWB Accumulation Phase ends when you elect to begin taking GAWs. During the GLWB Accumulation Phase, a Benefit Base will be established which will be used later to determine, in part, the amount of your GAWs. You may elect the GLWB by allocating Contributions or Transferring Investment Strategy Account Value to the Covered Fund(s) on any Business Day as long as you are younger than age 85 on the GLWB Rider Election Date. We will record the GLWB Rider Election Date.

Guarantee Benefit Fee

The annual Guarantee Benefit Fee is assessed quarterly, in arrears, during the GLWB Accumulation Phase and GAW Phase. One-fourth of the Guarantee Benefit Fee is deducted quarterly from your Covered Fund Value no later than the 10th Business Day of the month following the calendar quarter end. The Guarantee Benefit Fee will be calculated based on your Benefit Base, subject to the Benefit Base cap, as of the date of the deduction. If you terminate a GLWB Rider, a final pro-rated Guarantee Benefit Fee will be deducted based on the portion of the last quarter that the GLWB Rider was in effect.

The Benefit Base may or may not equal the Covered Fund Value at the time the Guarantee Benefit Fee is calculated. The Benefit Base will always be greater than or equal to the Covered Fund Value when the Guarantee Benefit Fee is calculated on a Ratchet Date. We reserve the right to change the frequency of the deduction upon sixty (60) days prior written notice. The Guarantee Benefit Fee will not be assessed during the GLWB Settlement Phase.

The first Guarantee Benefit Fee you pay will be pro-rated based on the portion of the quarter in which you allocated Contributions to the Covered Fund(s). The current Guarantee Benefit Fee depends on the GLWB Rider you select, as follows:

GLWB Rider	Current Guarantee Benefit Fee

Great-West Secure Income Plus GLWB Rider	1.30% of the Benefit Base

Great-West Secure Income Max GLWB Rider	1.20% of the Benefit Base

Great-West Secure Income Foundation GLWB Rider	0.90% of the Benefit Base

T-Note Tracker GLWB Rider	0.65% of the Benefit Base

We reserve the right to change the frequency and amount of the Guarantee Benefit Fee at our discretion, including, but not limited to, current market conditions, Owner demand, and changes in the design, upon sixty (60) days prior written notice to you. We determine the Guarantee Benefit Fee based on observations of a number of long-term experience factors, including, but not limited to, interest rates, volatility, investment returns, expenses, mortality, and lapse rates. As an example, if mortality experience improves faster than we have anticipated, and the population in general is expected to live longer than initially projected, we might increase the Guarantee Benefit Fee to reflect our increased probability of paying longevity benefits. However, improvements in mortality experience is provided as an example only. We reserve the right to change the Guarantee Benefit Fee at our discretion, whether or not these experience factors change. We will never increase the fee above the maximum disclosed in the Fee Tables at the beginning of this Prospectus. We do not need any particular event to occur before we may change the Guarantee Benefit Fee.

In the event that we provide you with prior written notice of an increase to the Guarantee Benefit Fee, you may elect to reject the increased Guarantee Benefit Fee in one of two ways. First, you may reject the increased fee by providing a Request to withdraw or Transfer your entire Covered Fund Value from the Income Strategy, thereby reducing your Benefit Base to zero and terminating your GLWB Rider. Second, you may reject the increased fee by providing a Request to allocate your entire Covered Fund Value to the following limited selection of Covered Funds. We may, at our discretion, make other Covered Funds available or cease offering specific Covered Funds; however, in the event that we provide written notice of an increase to the Guarantee Benefit Fee, we will always make available at least one Covered Fund designated for the purpose of avoiding an increased Guarantee Benefit Fee. If we cease offering a specific Covered Fund (or a class of a specific Covered Fund) that you have already invested in, you will be permitted to remain invested in that Covered Fund (or class of that Covered Fund); however, no new Owners or new Contributions will be permitted.

Great-West Conservative Profile Fund – Class L

(formerly the Great-West Conservative Profile II Fund – Class L)

Great-West Moderately Conservative Profile Fund – Class L

(formerly the Great-West Moderately Conservative Profile II Fund – Class L)

The limited selection of Covered Funds will restrict your Income Strategy allocation options to Covered Funds with investment strategies that do not generally target more than 50% equity exposure. While electing to allocate Covered Fund Value to the specified Covered Funds will prevent an increase in the Guarantee Benefit Fee, this also means foregoing possible market gains in the other Covered Funds, which could reduce your Benefit Base and the value of your GLWB Rider.

Prior to notice of an increase to the Guarantee Benefit Fee, you are under no obligation to allocate Covered Fund Value to the above Covered Funds. However, if we provide such notice, to avoid a Guarantee Benefit Fee increase we must receive your Request to allocate your entire Covered Fund Value to the above Covered Funds prior to the effective date of the increase, or such date as specified in the prior written notice we provide to you. In the event that we provide you with prior written notice of an increase to the Guarantee Benefit Fee, you should carefully consider whether to accept or reject the Guarantee Benefit Fee increase.

If you do not elect to reject the increased Guarantee Benefit Fee, the increased Guarantee Benefit Fee will apply to your GLWB Rider as of the effective date of the increase.

The Covered Fund(s)

A GLWB Rider only applies to Covered Funds that Great-West approves for use in the Income Strategy. The approved Covered Funds are described in The Portfolios above. Based on marketing, tax, investment, and other conditions, we may make new Covered Funds available to Owners at our discretion.

We may, without your consent, offer new Covered Funds or cease offering Covered Funds. We will notify you whenever the Covered Funds are changed. If a Covered Fund is closed, you will maintain your Benefit Base in that Covered Fund and all rights under a GLWB Rider unless you Transfer assets out of the Covered Funds or terminate your Contract. Great-West will complete the allocations between the Covered Funds as of the effective date of the change. Such allocation will remain in effect until you Request a different allocation.

We limit the number and type of Covered Funds available for use in the Income Strategy to reduce our risk exposure in providing the guarantees associated with GLWB Riders. Although the Covered Funds are not managed volatility funds and do not employ a managed volatility strategy, the balanced nature of the Covered Funds may limit the return on your investment. Our selection of approved Covered Funds may create a conflict of interest, because an affiliated investment adviser manages the Covered Fund(s) and we may derive greater revenues from affiliated Covered Funds than certain other Sub-Accounts available under the Contract. Restricting the selection of approved Covered Funds may reduce the likelihood that Great-West will have to make payments under the GLWB Riders.

Covered Fund Value

Your Covered Fund Value is the aggregate value of each Covered Fund. Your Covered Fund Value may increase with positive market performance or by Contributions to the Income Strategy. Your Covered

Fund Value may decrease with negative market performance, deduction of the Guarantee Benefit Fee or by taking an Excess Withdrawal or Guaranteed Annual Withdrawals. Your Guarantee Benefit Fee will be calculated based on your Benefit Base as of the date the fee is deducted each quarter.

The Benefit Base

The Benefit Base is separate from your Covered Fund Value. It is not a cash value. Rather, your Benefit Base is used to calculate your GAW during the GAW Phase and the GLWB Settlement Phase. Your Benefit Base and your Covered Fund Value may not be equal to one another. Although your Benefit Base is related to your Covered Fund Value, in that your Benefit Base will be ratcheted up if the Covered Fund Value is greater than your Benefit Base on the Ratchet Date, at all other times during the year your Covered Fund Value may be higher or lower than the Benefit Base depending on market performance and other factors impacting the Covered Fund. Your Initial Benefit Base is the sum of all GLWB Rider Contributions initially allocated to the Covered Fund(s) in the Income Strategy on the GLWB Rider Election Date.

• We increase your Benefit Base on a dollar-for-dollar basis each time you make a GLWB Rider Contribution to a Covered Fund(s);

• We decrease your Benefit Base on a proportionate basis each time you make an Excess Withdrawal;

• On each Ratchet Date during the GLWB Accumulation Phase and the GAW Phase, we will increase your Benefit Base to equal your current Covered Fund Value if your Covered Fund Value is greater than your Benefit Base (if so, your Benefit Base will then reflect positive Covered Fund performance);

• For the T-Note Tracker GLWB Rider, on each Ratchet Date during the GAW Phase, we will adjust your Benefit Base to equal your Current Covered Fund Value if an Interest Rate Reset as described below results in a higher GAW Amount; and

• For the Great-West Secure Income Foundation GLWB Rider, the Great-West Secure Income Plus GLWB Rider, and the Great-West Secure Income Max GLWB Rider, on each Ratchet Date during the GAW Phase, we will adjust your Benefit Base to equal your Current Covered Fund Value if an age reset calculation results in a higher GAW Amount (see “Reset of the GAW% During the GAW Phase”, below).

A few things to keep in mind regarding the Benefit Base:

• The Benefit Base is used only for purposes of calculating your Installment Payments during the GAW Phase and the GLWB Settlement Phase. It has no other purpose. The Benefit Base does not provide and is not available as a cash value or settlement value;

• It is important that you do not confuse your Benefit Base with the Covered Fund Value;

• During the GLWB Accumulation Phase and the GAW Phase, the Benefit Base will be re-calculated on an annual basis, as described below, and each time you make a GLWB Rider Contribution or take an Excess Withdrawal.

Subsequent Contributions to Your Covered Fund(s)

During the GLWB Accumulation Phase, you may make additional GLWB Rider Contributions to the Covered Fund(s) in addition to your initial GLWB Rider Contribution. For the T-Note Tracker GLWB Rider, additional GLWB Rider Contributions may not be made after the GAW Phase begins; however, additional Contributions may be made during the GAW Phase in the Great-West Secure Income Plus GLWB Rider, the Great-West Secure Income Max GLWB Rider, and the Great-West Secure Income Foundation GLWB Rider. Any subsequent GLWB Rider Contribution is subject to any minimum investment or transfer requirements imposed by the Contract. Please see the Covered Fund(s) prospectus for more information.

All additional GLWB Rider Contributions made after the GLWB Rider Election Date will increase the Benefit Base dollar-for-dollar on the date the GLWB Rider Contribution is made. Although a GLWB Rider Contribution will increase your Benefit Base, it will not automatically reset your Installment amount. Contact our office if you would like to increase Installments to your maximum allowed. We will not consider the additional purchase of shares of a Covered Fund(s) through reinvested dividends, capital gains, and/or settlements to be a GLWB Rider Contribution. However, they will increase the Covered Fund Value.

If Great-West refuses to accept additional Contributions (see Rights Reserved by Great-West, below), you will retain all other rights under the GLWB Rider, including the right to make Transfers from the Investment Strategy to the Income Strategy.

Annual Adjustments to Your Benefit Base

During the GLWB Accumulation Phase, a Ratchet Date is the anniversary of the Owner’s GLWB Rider Election Date and each anniversary thereafter. On each Ratchet Date, we will evaluate your Benefit Base, and will adjust your Benefit Base to equal the greater of:

• your current Benefit Base; or

• your current Covered Fund Value.

Even though your Covered Fund Value may increase throughout the year due to capital appreciation, the Benefit Base will not similarly increase until the next Ratchet Date. Unlike Covered Fund Value, your Benefit Base will never decrease solely due to negative Covered Fund(s) performance.

Annual adjustments to your Benefit Base will not impact your Covered Fund Value. Your Covered Fund Value can only increase or decrease as described above.

For information on annual adjustments to your Benefit Base under the Great-West Secure Income Plus GLWB Rider, see below.

Benefit Base Cap

The Benefit Base may not exceed $5 million. Any Covered Fund Value over $5 million will be considered excess Covered Fund Value and will not be used to calculate GAWs. An Owner may Transfer or Distribute any excess Covered Fund Value on a dollar for dollar basis without reducing the Benefit Base and such transfers will not be considered an Excess Withdrawal. However, if the Covered Fund Value falls below $5 million due to an Excess Withdrawal, the Benefit Base will be adjusted as described below.

Excess Withdrawals

The Benefit Base may be adjusted as a result of Excess Withdrawals. During the GLWB Accumulation Phase, except as described above with respect to the Benefit Base cap and except for the M&E Charge and Guarantee Benefit Fee, any withdrawals or Transfers from your Covered Fund Value will be categorized as Excess Withdrawals. This may include Transfers from the Income Strategy Covered Fund(s) to any Investment Strategy Portfolio.

You may make withdrawals or change your investments at any time and in any amount that you wish, subject to any federal tax limitations. Additionally, any withdrawals to satisfy your required minimum distribution obligations under the Code (Qualified Annuity Contract Owners only) will be considered an Excess Withdrawal if taken during the GLWB Accumulation Phase.

You should carefully consider the effect of an Excess Withdrawal on both the Benefit Base and the Covered Fund Value during the GLWB Accumulation Phase, as this may affect your future benefits under a GLWB Rider. You are solely responsible for any adverse consequences that may result from any Distributions or withdrawals. You should consult with a financial advisor prior to taking a Distribution or making a withdrawal. In the event you decide to take an Excess Withdrawal, as discussed below, your Covered Fund Value will be adjusted dollar-for-dollar in the amount of the Excess Withdrawal. In addition, Excess Withdrawals may be subject to the Withdrawal Charge. The Benefit Base will be adjusted at the time the Excess Withdrawal is made by the ratio of the Covered Fund Value immediately after the Excess Withdrawal to the Covered Fund Value immediately before the Excess Withdrawal. Accordingly, your Benefit Base could be reduced by more than the amount of the withdrawal.

Types of Excess Withdrawals

A Distribution (when an amount is paid to you out of your Covered Fund Value) or Transfer (the movement of money from a Covered Fund to any Investment Strategy Sub-Account) during the GLWB Accumulation Phase is considered an Excess Withdrawal. During the GLWB Accumulation Phase, except as described above with respect to the Benefit Base cap and except for the M&E Charge and Guarantee Benefit Fee, any withdrawals or Transfers from your Covered Fund Value will be categorized as Excess Withdrawals. An Excess Withdrawal will reduce your Benefit Base and Covered Fund Value. If you Transfer any amount out of a Covered Fund, then you will be prohibited from making any Transfers into the same Covered Fund for at least ninety (90) calendar days.

Numerical Example

Excess Withdrawals during the GLWB Accumulation Phase are illustrated as follows:

Covered Fund Value before the Excess Withdrawal adjustment = $50,000

Benefit Base = $100,000

Excess Withdrawal amount*: $10,000

Covered Fund Value after adjustment= $50,000 - $10,000 = $40,000

Covered Fund Value adjustment = $40,000/$50,000 = 0.80

Adjusted Benefit Base = $100,000 x 0.80 = $80,000

*Excess Withdrawals may be subject to the Withdrawal Charge.

Fees Associated with the Covered Fund(s)

During the GLWB Accumulation Phase, except as described above with respect to the Benefit Base cap and except for the M&E Charge and Guarantee Benefit Fee, any withdrawals or Transfers from your Covered Fund Value will be treated as an Excess Withdrawal.

Treatment of a Distribution During the GLWB Accumulation Phase

At the time of any partial or periodic Distribution, if the Covered Person is 59 1⁄2 years of age or older, you may elect to begin the GAW Phase (as described below) and begin receiving GAWs at that time. If you choose not to begin the GAW Phase, the Distribution will be treated as an Excess Withdrawal and will reduce your Covered Fund Value and your Benefit Base (as described above).

If the Covered Person is not yet 59 1⁄2 years old, then any partial or periodic Distribution will be treated as an Excess Withdrawal as described above.

Any Distribution made during the GLWB Accumulation Phase to satisfy any distribution limitation imposed under federal law will be considered an Excess Withdrawal at all times. You should consult a qualified tax advisor regarding contribution limits and other tax implications.

Death During the GLWB Accumulation Phase

If an Owner dies before the Initial Installment Date, the GLWB will terminate and the Covered Fund Value will be paid to the Beneficiary in accordance with the terms of the Contract (unless a Spouse Beneficiary makes an election to continue the Contract as provided in this section).

If a Spouse Beneficiary who was legally married to the deceased Owner under applicable law as of the date of death becomes the sole Owner and Beneficiary under the terms of the Contract, the Spouse Beneficiary may continue the Contract and maintain the deceased Owner’s current Benefit Base as of the date of death. In this case, the Ratchet Date will continue to be the same date as it was under the deceased Owner. A Spouse Beneficiary also has the option to establish a new GLWB Rider Election Date with a new Benefit Base based on the current Covered Fund Value. In this case, the Ratchet Date will be the anniversary of the new GLWB Rider Election Date. In either situation, the Spouse Beneficiary will become the sole Owner. The new Owner will be subject to all terms and conditions of the GLWB Rider, Contract and the Code, if applicable. Any election made by a Spouse Beneficiary pursuant to this section is irrevocable.

A non-Spouse Beneficiary cannot elect to maintain the Benefit Base. Upon the death of the Owner, the deceased Owner’s Covered Fund Value will be liquidated and will be transferred into the Great-West Government Money Market Sub-Account and distributed to the non-Spouse Beneficiary.

When the Contract is owned by a Non-Grantor Trust, upon the death of the Annuitant, the Covered Fund Value will be liquidated and transferred into the Great-West Government Money Market Sub-Account, and the Death Benefit payable under the Contract will be paid. If either Joint Annuitant dies, the GLWB will continue with the remaining single Annuitant in accordance with the death distribution rules under the Code unless the Owner elects to receive the Death Benefit.

GAW Phase

The GAW Phase begins when you elect to receive GAWs under a GLWB Rider. The GAW Phase continues until the Covered Fund Value reaches zero and the GLWB Settlement Phase begins. The GAW Phase cannot begin until all Covered Persons attain age 59 1⁄2.

To initiate the GAW Phase, you must submit a written Request to Great-West. At that time, you must provide sufficient documentation in good order and in a manner reasonably satisfactory to Great-West for Great-West to determine the age of each Covered Person. You may also begin the GAW Phase by initiating a Distribution while you are in the GLWB Accumulation Phase and the Covered Person(s) is 59 1⁄2 years of age or older. At that time, you may elect to begin receiving Installments and establish your GAW%. If you choose not to initiate the GAW Phase, the Distribution will be treated as an Excess Withdrawal and the GAW Phase will not begin. If the Covered Person(s) is not yet 59 1⁄2 years old, then any partial or periodic Distribution will be treated as an Excess Withdrawal and the GAW Phase will not begin. In these situations, the Benefit Base will be adjusted by the ratio of the Covered Fund Value after the Excess Withdrawal to the previous Covered Fund Value.

Because the GAW Phase cannot begin until all Covered Persons under a GLWB Rider attain age 59 1⁄2, any Distributions taken before then will be considered Excess Withdrawals and will be deducted from the Covered Fund Value and Benefit Base. See “GLWB Accumulation Phase” above for more information.

Because of decreasing life expectancy as you age, in certain circumstances, the longer you wait to start taking GAWs, the less likely it is that you will benefit from your GLWB Rider. On the other hand, the earlier you begin taking GAWs, the lower the GAW Percentage you will receive and therefore the lower your GAWs (if any) will be. You should talk to your financial advisor or tax advisor before initiating the GAW Phase to determine the most financially beneficial time for you to begin taking GAWs.

Calculation of Guaranteed Annual Withdrawals

Please note how the GAW is calculated because it will affect the benefits you receive under a GLWB Rider. Once you initiate the GAW Phase by submitting a Request to begin receiving GAW payments, we will verify the age of the Covered Person(s) and then determine the amount of the GAW.

To determine the amount of the GAW under the Secure Income Foundation and Secure Income Max GLWB Riders, we will compare the current Benefit Base to the current Covered Fund Value on the Initial Installment Date. To determine the amount of the GAW under the Secure Income Plus GLWB Rider, we will compare the current Benefit Base plus the Ratchet year’s portion of the annual roll-up amount to the current Covered Fund Value on the Initial Installment Date. If the Covered Fund Value is greater than the Benefit Base, we will increase the Benefit Base to equal the Covered Fund Value, and the GAW will be based on the increased Benefit Base amount.

During the GAW Phase, your Benefit Base may receive an annual adjustment. This adjustment is discussed below, and, if applicable, will occur on your Ratchet Date. Your Ratchet Date will become the anniversary of the Initial Installment Date and will no longer be the anniversary of the GLWB Rider Election Date as it was during the GLWB Accumulation Phase.

We use your Benefit Base to calculate the GAW you receive. However, even though the Benefit Base may be adjusted annually, your GAW% will not change unless there is an Interest Rate Reset of the GAW% (applicable to the T-Note Tracker GLWB Rider only), or a reset based on the age of the Covered Person(s). See “Annual Review of Your GAW%” below.

To calculate the GAW, based on the age of the Covered Person on the Initial Installment Date, we multiply the Benefit Base by the GAW% in effect at the time you signed the application to purchase your Contract, rather than the time you choose to elect a GLWB Rider. The amount of the Installment equals the GAW divided by the number of payments per year under the Installment Frequency Option you have chosen. We may allow Installments that annually total less than the GAW. If the total GAW amount is not taken as Installments, the amount not taken does not increase future Installments.

The GAW%, Joint GAW%, Accumulation Credit, and Distribution Credit applicable to Contracts purchased prior to December 30, 2016, are disclosed in an appendix to this prospectus. The GAW%, Joint GAW%, Accumulation Credit, and Distribution Credit applicable to Contracts purchased on or after December 30, 2016, are disclosed in the Rate Sheet Supplement in effect when you signed the application to purchase your Contract.

Installments during the GAW Phase will reduce your Covered Fund Value on a dollar-for-dollar basis, but they will not reduce your Benefit Base.

Any election which affects the calculation of the GAW is irrevocable. Please consider all relevant factors when making an election to begin the GAW Phase. For example, an election to begin receiving Installments based on a sole Covered Person cannot subsequently be changed to Joint Covered Persons once the GAW Phase has begun. Similarly, an election to receive Installments based on Joint Covered Persons cannot subsequently be changed to a sole Covered Person. Installments will reduce the Covered Fund Value on a dollar-for-dollar basis.

Installment Frequency Options

You may elect to receive Installments on any of the following frequency periods: annually, semi-annually, quarterly, or monthly. You may Request to change the Installment Frequency Option starting on each Ratchet Date during the GAW Phase.

Lump Sum Distribution Option

At any time during the GAW Phase, if you are receiving Installments more frequently than annually, you may elect to take a lump sum Distribution up to the remaining scheduled amount of the GAW for that year.

Numerical Example of Lump Sum Distribution

Assume the following:

GAW = $4,800 with a monthly distribution of $400

Three monthly Installments have been made (3 x $400 = $1,200)

Remaining GAW = GAW – paid Installments to date = $4,800 - $1,200 = $3,600

So, a Lump Sum Distribution of $3,600 may be taken.

Suspending and Re-Commencing Installments After a Lump Sum Distribution

It is your responsibility to Request the suspension of the remaining Installments that are scheduled to be paid during the year until the next Ratchet Date. If you choose not to suspend the remaining Installments for the year, an Excess Withdrawal may occur. See “Effect of Excess Withdrawals During the GAW Phase” described below.

After receiving a Lump Sum Distribution and suspending Installments, you must notify Great-West that you wish to recommence Installment payments for the next year. Great-West must receive notice 30 calendar days before the next Ratchet Date that you wish to recommence payments; otherwise, Great-West will not make any Installments. The Ratchet Date will not change if Installments are suspended.

The Owner is solely responsible for any adverse consequences that may result of any Distributions or withdrawals. The Owner should consult with a financial advisor prior to making any withdrawals.

Payments on Death During GAW Phase

If an Owner Dies After the Initial Installment Date as a Single Covered Person for Non-Qualified Annuity Contracts

If an Owner dies after the Initial Installment Date without a second Covered Person, the GLWB will terminate and no further Installments will be paid. If the death occurs before the GLWB Settlement Phase, the remaining Covered Fund Value will be liquidated and will be transferred into the Great-West Government Money Market Sub-Account and distributed to the Beneficiary. If permitted by the Contract and the Code, if applicable, the Beneficiary may elect to have a new Contract issued with the Beneficiary as the sole Owner and Covered Person, in which event an initial Benefit Base will be established and he or she will be subject to all terms and conditions of the Contract and the Code, if applicable. Any election made by the Beneficiary is irrevocable.

If an Owner Dies After the Initial Installment Date while Second Covered Person is Living for Non-Qualified Annuity Contracts

Upon the death of an Owner after the Initial Installment Date, and while a second Covered Person who was legally married to the deceased Owner under applicable law on the date of death is still living, the surviving Covered Person will become the sole Owner and Beneficiary (if permitted by the terms of the Contract and the Code, if applicable), and he or she will acquire all rights under the Contract and will continue to receive GAWs based on the deceased Owner’s election. Installments may continue to be paid to the surviving Covered Person based on the GAW% for Joint Covered Persons. Installments will continue to be paid to the surviving Covered Person until his or her death and, upon death, the surviving Covered Person’s beneficiary will receive any remaining Covered Fund Value if such death occurs before the GLWB Settlement Phase. Alternatively, the surviving Covered Person may elect to receive his or her portion of the Covered Fund Value as a lump sum Distribution. In either situation the Ratchet Date will be the date when the Annuity Account is established.

For Contracts owned by Non-Grantor Trusts, Installments will continue to be paid to the surviving Covered Person in accordance with permissible distributions under the Code and other applicable state and federal laws, rules, and regulations governing such benefit payments. Alternatively, the surviving Covered Person may elect to receive his or her portion of the Covered Fund Value as a lump sum Distribution. The Ratchet Date will be the date when the Annuity Account is established.

To the extent the surviving Covered Person/Beneficiary becomes the sole Owner, he or she will be subject to all terms and conditions of the Contract, the GLWB Rider and the Code, if applicable.

Any election made by the Beneficiary pursuant to this section is irrevocable.

If the Owner Dies After the Initial Installment Date as a Single Covered Person for Qualified Annuity Contracts

If the Owner dies after the Initial Installment Date without a second Covered Person, the GLWB will terminate and no further Installments will be paid. If the death occurs before the GLWB Settlement Phase, the remaining Covered Fund Value will be distributed to the Beneficiary in accordance with the terms of the Contract. If permitted by the Contract and the Code, the Owner’s Beneficiary may elect to continue the Contract in which event an initial Benefit Base will be established and he or she will be subject to all terms and conditions of the GLWB Rider and the Code. Any election made by the Beneficiary is irrevocable.

If the Owner Dies After the Initial Installment Date while Second Covered Person is Living for Qualified Annuity Contracts

Upon the death of an Owner after the Initial Installment Date, and while the second Covered Person is still living, the second Covered Person/Beneficiary may elect to become an Owner (if permitted by the Contract and the Code) and he or she will acquire all rights under the GLWB Rider and continue to receive GAWs based on the original Owner’s election. Installments may continue to be paid to the surviving Covered Person based on the GAW% for Joint Covered Persons. Installments will continue to be paid to the surviving Covered Person until his or her death and, upon death, the surviving Covered Person’s beneficiary will receive any remaining Covered Fund Value. Alternatively, he or she may elect to receive his or her portion of the Covered Fund Value as a lump sum Distribution or can separately elect to become an Owner. In either situation the Ratchet Date will be the date when the Account is established.

For Contracts owned by Non-Grantor Trusts, Installments will continue to be paid to the surviving Covered Person in accordance with permissible distributions under the Code and other applicable state and federal laws, rules, and regulations governing such benefit payments. Alternatively, the surviving Covered Person may elect to receive his or her portion of the Covered Fund Value as a lump sum Distribution. The Ratchet Date will be the date when the Annuity Account is established.

To the extent the Beneficiary becomes an Owner, he or she will be subject to all terms and conditions of the GLWB Rider and the Code.

Effect of Excess Withdrawals During the GAW Phase

After the Initial Installment Date, the portion of Distributions or Transfers, that, combined with all other amounts, exceeds the GAW amount will be considered an Excess Withdrawal. The Benefit Base will be adjusted by the ratio of the new Covered Fund Value (after the Excess Withdrawal) to the previous Covered Fund Value (before the Excess Withdrawal). If an Excess Withdrawal occurs, the GAW and current Benefit Base will be adjusted on the next Ratchet Date.

If an Owner Requests a Distribution or Transfer over the telephone, Great-West will advise the Owner whether such Distribution or Transfer will be considered an Excess Withdrawal and/or advise the maximum amount that he or she could receive prior to the Distribution or Transfer being considered an Excess Withdrawal. Alternatively, if an Owner makes a Request in writing, Great-West will advise the Owner that Excess Withdrawals could reduce future benefits by more than the dollar amount of the Excess Withdrawal and that the Owner may contact Great-West by telephone to determine whether, as of the date of the Request, the Requested Distribution or Transfer would be considered an Excess Withdrawal. The actual dollar effect of such Distribution or Transfer will be determined as of the date that Great-West receives the Request, subject to the terms set forth in the written Request.

Numerical Example

Assume the following:

Covered Fund Value before GAW = $55,500

Benefit Base = $100,000

GAW% =5.5%

GAW Amount = $100,000 x 5.5% = $5,500

Total Annual withdrawal =$10,500

Excess withdrawal = $10,500 - $5,500 = $5,000

Covered Fund Value after GAW = $55,000 - $5,500 = $50,000

Covered Fund Value after Excess Withdrawal =$50,000 - $5,000 = $45,000

Adjustment due to Excess Withdrawal = $45,000/$50,000 = 0.90

Adjusted Benefit Base = $100,000 x 0.90 = $90,000

Adjusted GAW Amount = $90,000 x 5.5% = $4,950

(Assuming no GAW increase on succeeding Ratchet Date)

Installments are not ordinarily assessed Withdrawal Charges. However, during the GAW Phase, in each year beginning and ending on the anniversary of the Effective Date, the amount of free withdrawals available to the Owner will be reduced by the total amount of Installments paid. Thus, Excess Withdrawals may be subject to the Withdrawal Charge. If you have already taken your annual 10% free withdrawal amount, further withdrawals in that year (including Installments) will be subject to the applicable Withdrawal Charge, if any.

GLWB Settlement Phase

The GLWB Settlement Phase begins when the Covered Fund Value has reduced to zero as a result of negative Covered Fund(s) performance, payment of the Guarantee Benefit Fee, M&E Charge, and/or GAWs, but the Benefit Base is still positive.

When the GLWB Settlement Phase begins, if the remaining Covered Fund Value is less than the amount of the final Installment in the GAW Phase, Great-West will pay the remaining balance of the Installment within 7 days from the Installment Date. Installments continue for your life under the terms of the GLWB Rider, but all other rights and benefits under the GLWB Rider will terminate. Installments will continue in the same frequency as previously elected, and cannot be changed during the GLWB Settlement Phase. Installments from one anniversary to the next will equal the Guaranteed Annual Withdrawal Amount.

Distributions and Transfers are not permitted during the GLWB Settlement Phase.

During the GLWB Settlement Phase, the Guarantee Benefit Fee will not be deducted. When the last Covered Person dies during the GLWB Settlement Phase, the GLWB Rider will terminate and no Installments will be paid to the Beneficiary.

Divorce and the Income Strategy

Divorce During the GLWB Accumulation Phase – Non-Qualified Annuity Contracts

If the Annuity Account is transferred or split pursuant to a settlement agreement or a court-issued divorce Decree before the Initial Installment Date, the Owner(s) must immediately notify us and provide a copy of the Decree and any other information that we may require.

If the former Spouse of the Owner becomes the sole Owner of the Annuity Account by a settlement agreement or a court-issued divorce Decree, the Owner may Request that the Contract be reissued with the former Spouse as the sole Owner, otherwise the Contract and GLWB Rider will be terminated. If the Contract is so reissued, the current Benefit Base will be maintained.

If the Annuity Account is divided between the Owner and the Owner’s former Spouse by a settlement agreement or a court-issued divorce Decree, the Owner’s current Contract will be maintained and a new Contract will be issued to the former Spouse. The Benefit Base will be divided in the same proportion as the respective Covered Fund Values as of the date of issuance.

If a new Contract is issued, previously made Contributions will not be subject to a new Withdrawal Charge schedule.

Divorce During the GLWB Accumulation Phase – Qualified Annuity Contracts

Pursuant to Section 408(d)(6) of the Code and the regulations thereunder, Great-West will make payment to the Alternate Payee and/or establish an Annuity Account on behalf of the Alternate Payee named in a Decree received during the GLWB Accumulation Phase. The Alternate Payee will be responsible for submitting a Request to begin Distributions in accordance with the Code.

If the Alternate Payee named in the Decree is the Owner’s Spouse during the GLWB Accumulation Phase, he or she may elect to become an Owner, either by maintaining the current Benefit Base of the previous Owner, divided pursuant to the terms of the Decree, or establishing a new Benefit Base based on the current Covered Fund Value on the date his or her Annuity Account is established and he or she will continue as an Owner. If the Alternate Payee elects to maintain the current Benefit Base, the Benefit Base will be divided between the Owner and the Alternate Payee in the same proportion as their respective Covered Fund Values pursuant to the terms of the Decree. In either situation, the Alternate Payee’s Election Date will be the date the Annuity Account is established.

To the extent that the Alternate Payee becomes an Owner, she or he will be subject to all terms and conditions of the Contract.

Any election made by the Alternate Payee pursuant to this section is irrevocable.

If a new Contract is issued, previously made Contributions will not be subject to a new Withdrawal Charge schedule.

Divorce During the GAW Phase – Non-Qualified Annuity Contracts

If the Annuity Account is transferred or split pursuant to a settlement agreement or a court-issued divorce Decree after the Initial Installment Date but before the GLWB Settlement Phase, the Owner(s) must immediately notify Great-West and provide the information that Great-West requires.

Pursuant to the agreement or Decree, if there is a single Covered Person, the Benefit Base and GAW will be divided between the Spouses in the same proportion as their respective Covered Fund Values as of the effective date of the agreement or Decree. The Owner may continue to receive proportional GAWs after the Annuity Accounts are split. The former Spouse may elect to receive his or her portion of the Covered Fund Value as a lump sum Distribution or can separately elect to become an Owner and receive his or her proportional GAWs.

Pursuant to the agreement or Decree, if there are two Covered Persons, the Benefit Base and GAW will be divided in the same proportion as their respective Covered Fund Values as of the effective date of the agreement or Decree. The Owner may continue to receive the proportional GAWs after the Annuity Accounts are split, based on the amounts calculated pursuant to the Joint GAW%. The former Spouse may elect to receive his or her portion of the Covered Fund Value as a lump sum Distribution or can separately elect to continue proportionate GAWs in the GAW Phase based on the amounts calculated pursuant to the Joint GAW% after the Annuity Accounts are split. A new Installment anniversary date will be established for the former Spouse on the date the Annuity Accounts are split.

In the alternative, the former Spouse may establish a new GLWB in the GLWB Accumulation Phase with the Benefit Base based on the current Covered Fund Value on the date his or her Annuity Account is established.

To the extent that the former Spouse becomes an Owner, he or she will be subject to all terms and conditions of the GLWB Rider and the Code.

Any election made by the former Spouse pursuant to this section is irrevocable.

If a new Contract is issued, previously made Contributions will not be subject to a new Withdrawal Charge schedule.

The treatment of Non-Qualified Annuity Contracts held as an investment in a custodial IRA will be governed by the divorce Decree as it applies to the IRA.

Divorce During the GAW Phase – Qualified Annuity Contracts

Pursuant to Section 408(d)(6) of the Code and the regulations thereunder, Great-West will make payment to the Alternate Payee and/or establish an Annuity Account on behalf of the Alternate Payee named in a Decree approved during the GAW Phase. The Alternate Payee will be responsible for submitting a Request to begin Distributions in accordance with the Code.

Pursuant to the instructions in the Decree, if there is a single Covered Person, the Benefit Base and GAW will be divided in the same proportion as their respective Covered Fund Values as of the effective date of the Decree. The Owner may continue to receive the proportional GAWs after the Annuity Accounts are split. If the Alternate Payee is the Owner’s Spouse, he or she may elect to receive his or her portion of the Covered Fund Value as a lump sum Distribution or can separately elect to become an Owner.

Pursuant to the instructions in the Decree, if there are two Covered Persons, the Benefit Base and GAW will be divided in the same proportion as their respective Covered Fund Values as of the effective date of the Decree. The Owner may continue to receive the proportional GAWs after the Annuity Accounts are split, based on the amounts calculated pursuant to the Joint Covered Persons GAW%. If the Alternate Payee is the Owner’s Spouse, he or she may elect to receive his or her portion of the Covered Fund Value as a lump sum Distribution or can separately elect to continue proportionate GAWs in the GAW Phase based on the amounts calculated pursuant to the Joint Covered Persons GAW% after the Annuity Accounts are split. A new Installment anniversary date will be established for the Alternate Payee on the date the Annuity Accounts are split.

In the alternative, the Alternate Payee may establish a new GLWB in the GLWB Accumulation Phase with the Benefit Base based on the current Covered Fund Value on the date his or her Annuity Account is established.

To the extent that the Alternate Payee becomes an Owner, he or she will be subject to all terms and conditions of the GLWB Rider and the Code.

Any election made by the Alternate Payee pursuant to this section is irrevocable.

If a new Contract is issued, previously made Contributions will not be subject to a new Withdrawal Charge schedule.

Divorce During the GLWB Settlement Phase

If a Request is made in connection with a divorce, Great-West will divide the Installment pursuant to the terms of any settlement or divorce Decree. Installments will continue pursuant to the lives of each payee.

Termination of a GLWB Rider

A GLWB Rider will terminate upon the earliest of:

• the date of death of the Owner if there is no surviving Covered Person;

• the date of death of the Annuitant if there is no surviving Covered Person of a Contract held by a Non-Grantor Trust;

• the date Death Benefits are paid to the Owner of a Contract held by a Non-Grantor Trust;

• the date there is no longer a Covered Person under the GLWB Rider;

• the date the Contract is terminated;

• the date the Covered Fund Value or Benefit Base is reduced to zero prior to the GLWB Settlement Phase due to one or more Excess Withdrawals;

• the Annuitant’s 99th birthday, if no Installments have been taken; or

• in those states that the Contract permits you to change the Owner of the Contract or assign the Contract, upon a change in ownership or assignment unless the new Owner or assignee assumes full ownership and is the surviving Spouse of the Owner or if a former Spouse of the Owner becomes the sole Owner pursuant to a settlement agreement or court-issued divorce Decree.

If the GLWB is terminated, the Benefit Base, GAW and any other benefit accrued or received under the GLWB will also terminate. The Owner may not make any subsequent Transfers or GLWB Rider Contributions into the same GLWB until at least ninety (90) calendar days after termination of the GLWB, at which point a new GLWB Rider Election Date will be recorded. In such an event, the Benefit Base will be based on the current Covered Fund Value on the date the new GLWB is established.

We will not provide Owners with notice prior to termination of the Contract or GLWB Rider and the Guarantee Benefit Fee will not be refunded upon termination of a GLWB Rider.

Guaranteed Lifetime Withdrawal Benefit Riders

You should consult with your financial adviser to assist you in determining whether a GLWB Rider is suited for your financial needs and investment risk tolerance. Adding a GLWB Rider to your Contract may not be in your interest since all conditions of the GLWB Rider must be met, an additional annual fee is imposed, and a Covered Person must remain living for you to receive certain benefits. Furthermore, a GLWB Rider contains different investment options (Covered Funds) and different investment limitations and conditions than otherwise available under the Contract. You should carefully consider each of these factors before deciding if a GLWB Rider is suitable for your needs, especially at older ages.

If the Owner is an IRA custodian or trustee and Joint Covered Persons are selected, the Spouse of the Underlying IRA Holder must be the Joint Covered Person and must be the designated beneficiary of the custodial or trusteed account. Underlying IRA Holders should consult with a competent tax advisor regarding whether selecting Joint Covered Persons under a GLWB Rider is suitable for the Underlying IRA Holder’s needs.

The applicable GAW%, Joint GAW%, Accumulation Credit, and Distribution Credit are those in effect at the time you signed the application to purchase your Contract, rather than at the time you select a GLWB Rider. The GAW%, Joint GAW%, Accumulation Credit, and Distribution Credit applicable to Contracts purchased prior to December 30, 2016, are disclosed in an appendix to this prospectus. The GAW%, Joint GAW%, Accumulation Credit, and Distribution Credit applicable to Contracts purchased on or after December 30, 2016, are disclosed in the Rate Sheet Supplement in effect when you signed the application to purchase your Contract. If you would like more information on the GLWB Riders, the GAW%, Joint GAW%, Accumulation Credit, or Distribution Credit in effect at the time you signed the application to purchase your Contract, please contact our Retirement Resource Operations Center.

Great-West Secure Income Plus GLWB Rider:

Guarantee Benefit Fee = 1.30% of the Benefit Base.

Provided all conditions are met, the Great-West Secure Income Plus GLWB Rider provides an annual withdrawal amount that is guaranteed for the lifetime of the Covered Person(s) according to a fixed schedule that varies the GAW% with the age of the Covered Person(s). Prior to starting Guaranteed Annual Withdrawals, the Benefit Base increases by a guaranteed minimum amount each Contract Year up to a maximum of 10 Contract Years, subject to the Benefit Base cap of $5 million. The GAW%, Joint GAW%, Accumulation Credit, and Distribution Credit applicable to Contracts purchased prior to December 30, 2016, are disclosed in an appendix to this prospectus. The GAW%, Joint GAW%, Accumulation Credit, and Distribution Credit applicable to Contracts purchased on or after December 30, 2016, are disclosed in the Rate Sheet Supplement in effect when you signed the application to purchase your Contract. The rates applicable to you are those in effect at the time you signed the application to purchase your Contract, rather than at the time you elect a GLWB Rider.

The Great-West Secure Income Plus GLWB Rider is designed for those who want to be guaranteed higher income regardless of the interest rate environment. Compared to the Great-West Secure Income Foundation GLWB Rider, the Great-West Secure Income Plus GLWB Rider offers additional benefits in exchange for a higher Guarantee Benefit Fee.

During the GLWB Accumulation Phase, you may make additional GLWB Rider Contributions to the Covered Fund(s) in addition to your initial GLWB Rider Contribution. Additional Contributions may also be made during the GAW Phase.

Calculation of Installment Amount

The GAW% is based on the age of the Covered Person(s) as of the date we calculate the first Installment. If there are two Covered Persons, the Joint GAW% is based on the age of the younger Covered Person.

Examples are set forth below. If you would like more information on your GAW%, Joint GAW%, or Accumulation Credit in effect at the time you signed the application to purchase your Contract, please contact our Retirement Resource Operations Center at (877) 723-8723. Historical GAW%s, Joint GAW%s, Accumulation Credits, and Distribution Credits reflected in Rate Sheet Supplements may be found in the Statement of Additional Information, as well as on the SEC’s website (www.sec.gov) by searching with File Number 333-203262.

Numerical Examples of the GAW- Great-West Secure Income Plus GLWB Rider

(GAW%s used in these examples are for illustration purposes only. The GAW%s applicable to you are those in effect at the time you signed the application to purchase your Contract, rather than at the time you elect a GLWB Rider.)

Scenario #1: 72-Year-Old Single Covered Person

Benefit Base = $80,000

Single GAW%: 6.00%

GAW = $4,800 ($80,000 x 6.00%)

Scenario #2: 68-Year-Old Joint Covered Person with a 63 Year Old Spouse

Benefit Base = $80,000

Joint GAW% = 3.50%

(for a 63-year old)

GAW = $2,800 ($80,000 x 3.50%)

Scenario #3: 60-Year-Old Single Covered Person

Benefit Base = $80,000

Single GAW%: 4.00%

GAW = $3,200 ($80,000 x 4.00%)

Scenario #4: 71-Year-Old Joint Covered Person with a 65 Year Old Spouse

Benefit Base = $80,000

Joint GAW% = 4.50%

(for a 65-year-old)

GAW = $3,600 ($80,000 x 4.50%)

The Great-West Secure Income Plus GLWB Rider calculates annual adjustments to your Benefit Base differently than the other GLWB Riders:

On each Ratchet Date, we will evaluate your Benefit Base, and will adjust your Benefit Base to equal the greater of:

• your current Benefit Base plus an Accumulation Credit; or

• your current Covered Fund Value.

The Accumulation Credit is equal to the sum of A and B:

A. Greater of the Accumulation Credit in effect at the time you purchase your Contract times:

i. the Market Ratchet Value (the last adjustment to the Benefit Base as a result of an increase to the Covered Fund Value) adjusted for proportional withdrawals; or

ii. the sum of previous years’ Great-West Secure Income Plus GLWB Rider Contributions less proportional withdrawals.

B. the Accumulation Credit in effect at the time you purchase your Contract times the proportional Contributions in Ratchet Period.

In any year in which there is an Excess Withdrawal, the Accumulation Credit will be zero. The accumulation period begins on the Rider Election Date and ends on the earliest of:

• the 10th anniversary after the Rider Election Date;

• the commencement of the GAW Phase; or

• the date the Great-West Secure Income Plus GLWB Rider terminates.

When the accumulation period ends, the Accumulation Credit will be zero.

Great-West Secure Income Max GLWB Rider:

Guarantee Benefit Fee = 1.20% of the Benefit Base.

Provided all conditions are met, the Great-West Secure Income Max GLWB Rider provides an annual withdrawal amount that is guaranteed for the lifetime of the Covered Person(s) according to a fixed schedule that varies the GAW% with the age of the Covered Person(s). Owners may receive a higher GAW% for Rider Contributions older than 5 years. The GAW%, Joint GAW%, Accumulation Credit, and Distribution Credit applicable to Contracts purchased prior to December 30, 2016, are disclosed in an appendix to this prospectus. The GAW%, Joint GAW%, Accumulation Credit, and Distribution Credit applicable to Contracts purchased on or after December 30, 2016, are disclosed in the Rate Sheet Supplement in effect when you signed the application to purchase your Contract. The rates applicable you are those in effect at the time you signed the application to purchase your Contract, rather than at the time you elect a GLWB Rider.

The Great-West Secure Income Max GLWB Rider is designed for those who want to be guaranteed higher income regardless of the interest rate environment. Compared to the Great-West Secure Income Foundation GLWB Rider, the Great-West Secure Income Max GLWB Rider offers additional benefits in exchange for a higher Guarantee Benefit Fee.

During the GLWB Accumulation Phase, you may make additional GLWB Rider Contributions to the Covered Fund(s) in addition to your initial GLWB Rider Contribution. Additional Contributions may also be made during the GAW Phase.

Calculation of Installment Amount

The GAW% is based on the age of the Covered Person(s) as of the date we calculate the first Installment. If there are two Covered Persons, the Joint GAW% is based on the age of the younger Covered Person.

Examples are set forth below. If you would like more information on your GAW%, Joint GAW%, or Distribution Credit in effect at the time you signed the application to purchase your Contract, please contact our Retirement Resource Operations Center.

Numerical Examples of the GAW- Great-West Secure Income Max GLWB Rider

(GAW%s used in these examples are for illustration purposes only. The GAW%s applicable to you are disclosed those in effect at the time you signed the application to purchase your Contract, rather than at the time you elect a GLWB Rider.)

Scenario #1: 72-Year-Old Single Covered Person, Starting Withdrawals within Five Years of Contribution

Benefit Base = $80,000

Single GAW%: 6.00%

GAW = $4,800 ($80,000 x 6.00%)

Scenario #2: 72-Year-Old Single Covered Person, Starting Withdrawals Five years after Contribution

Benefit Base = $80,000

Single GAW%: 7.00% (GAW% Enhanced by 1% Distribution Credit)

GAW = $5,600 ($80,000 x 7.00%)

Scenario #3: 68-Year-Old Joint Covered Person with a 63 Year Old Spouse, Starting Withdrawals within Five Years of Contribution

Benefit Base = $80,000

Joint GAW% = 3.50%

(for a 63-year old)

GAW = $2,800 ($80,000 x 3.50%)

Scenario #4: 60-Year-Old Single Covered Person Starting Withdrawals within Five Years of Contribution

Benefit Base = $80,000

Single GAW%: 4.00%

GAW = $3,200 ($80,000 x 4.00%)

Scenario #5: 71-Year-Old Joint Covered Person with a 65 Year Old Spouse, Starting Withdrawals Five years after Contribution

Benefit Base = $80,000

Joint GAW% = 5.50% (GAW% Enhanced by 1% Distribution Credit)

(for a 65-year-old)

GAW = $4,400 ($80,000 x 5.50%)

Great-West Secure Income Foundation GLWB Rider:

Guarantee Benefit Fee = 0.90% of the Benefit Base.

Provided all conditions are met, the Great-West Secure Income Foundation GLWB Rider provides an annual withdrawal amount that is guaranteed for the lifetime of the Covered Person(s) according to a fixed schedule that varies the GAW% with the age of the Covered Person(s).

The Great-West Secure Income Foundation GLWB Rider is designed for those who want to be guaranteed higher income regardless of the interest rate environment. On each Ratchet Date during the GAW Phase, we will adjust your Benefit Base to equal your Current Covered Fund Value if an age reset calculation results in a higher GAW Amount.

During the GLWB Accumulation Phase, you may make additional GLWB Rider Contributions to the Covered Fund(s) in addition to your initial GLWB Rider Contribution. Additional Contributions may also be made during the GAW Phase.

Calculation of Installment Amount

The GAW% is based on the age of the Covered Person(s) as of the date we calculate the first Installment. If there are two Covered Persons, the Joint GAW% is based on the age of the younger Covered Person.

Examples are set forth below. If you would like more information on your GAW% or Joint GAW% in effect at the time you signed the application to purchase your Contract, please contact our Retirement Resource Operations Center.

Numerical Examples of the GAW- Great-West Secure Income Foundation GLWB Rider

(GAW%s used in these examples are for illustration purposes only. The GAW%s applicable to you are those in effect at the time you signed the application to purchase your Contract, rather than at the time you elect a GLWB Rider.)

Scenario #1: 72 Year Old Single Covered Person

Benefit Base = $80,000

Single GAW%: 6.00%

GAW = $4,800 ($80,000 x 6.00%)

Scenario #2: 68 Year Old Joint Covered Person with a 63 Year Old Spouse

Benefit Base = $80,000

Joint GAW%: 3.50% (for 63 year old)

GAW = $2,800 ($80,000 x 3.50%)

Scenario #3: 60 Year Old Single Covered Person

Benefit Base = $80,000

Single GAW%: 4.00%

GAW = $3,200 ($80,000 x 4.00%)

Scenario #4: 71 Year Old Joint Covered Person with a 65 Year Old Spouse

Benefit Base = $80,000

Joint GAW%: 4.50% (for a 65 year old)

GAW = $3,600 ($80,000 x 4.50%)

Ratchet to Benefit Base During the GAW Phase for the Great-West Secure Income Foundation GLWB Rider, the Great-West Secure Income Plus GLWB Rider, and the Great-West Secure Income Max GLWB Rider

Once a year, on your Ratchet Date, we will review your GAW and may make an adjustment by increasing your GAW amount. This adjustment, if applicable, will be made by a Ratchet. Just like the Accumulation Phase, we will compare the Covered Fund Value to determine if it exceeds the Benefit Base. If so, we will adjust the Benefit Base to equal the Covered Fund Value.

On each Ratchet Date, the Benefit Base automatically adjusts to the greater of:

(a) the current Benefit Base; or

(b) the current Covered Fund Value.

GAWs will adjust annually on the Ratchet Date based on the new Benefit Base. This information will be reflected in your quarterly statement and online.

Reset of the GAW% During the GAW Phase for the Great-West Secure Income Foundation GLWB Rider, the Great-West Secure Income Plus GLWB Rider, and the Great-West Secure Income Max GLWB Rider

(For reset information on the T-Note Tracker GLWB Rider, please see “Annual Review of your GAW%” below.)

Annually, Great-West shall multiply the Covered Fund Value, subject to the Benefit Base cap, as of the Ratchet Date by the Attained Age GAW% (based on your or the younger Joint Covered Person’s Attained Age on the Ratchet Date) and determine if it is higher than the current Benefit Base multiplied by the current GAW%. Great-West will then provide the Owner with the result of this calculation. This information will be reflected in your quarterly statement and online.

Installments will not change unless Requested by the Owner. Unless you have provided the RROC with a Request to always increase your Installments to the maximum permitted amount, your Installments will not automatically default to the maximum, and will not change unless Requested by the Owner. You may Request to change your Installments at any time before your next Ratchet Date. If beneficial, the current GAW% will change to the Attained Age GAW% and the Benefit Base will change to the current Covered Fund Value as of the Ratchet Date. If the reset takes effect, it will be effective on the Ratchet Date as the Ratchet Date does not change due to reset.

Example:

If (Attained Age GAW%) x (Covered Fund Value as of Ratchet Date)

is greater than (Current GAW%) x (Current Benefit Base)

then (Attained Age GAW%) x (Covered Fund Value as of Ratchet Date) becomes new GAW and (Covered Fund Value) = (New Benefit Base)

Numerical Example When Reset is Beneficial

Assume the following:

Age at Initial Installment Date: 60

Attained Age: 70

Covered Fund Value = $120,000

Current Benefit Base = $125,000

Current GAW% before Ratchet Date: 4%

Attained Age GAW% after Ratchet Date: 6%

(Current GAW%) x (Current Benefit Base) = 4% x $125,000 = $5,000

(Attained Age GAW%) x (Covered Fund Value) = 6% x $120,000 = $7,200

So New GAW is $7,200

New Benefit Base is $120,000

New GAW% of 6% will take effect

Numerical Example When Reset is NOT Beneficial

Assume the following:

Age at Initial Installment Date: 60

Attained Age: 70

Covered Fund Value = $75,000

Current Benefit Base = $125,000

Current GAW% before Ratchet: 4%

Attained Age GAW% after Ratchet Date: 6%

(Current GAW%) x (Current Benefit Base) = 4% x $125,000 = $5,000

(Attained age withdrawal %) x (Covered Fund Value) = 6% x $75,000 = $4,500

So, because $4,500 is less than current GAW of $5,000, no Reset of the GAW% will take effect.

T-Note Tracker GLWB Rider:

Guarantee Benefit Fee = 0.65% of the Benefit Base.

Provided all conditions are met, the T-Note Tracker GLWB Rider provides an annual withdrawal amount that is guaranteed for the lifetime of the Covered Person(s) according to a floating schedule that varies the GAW% based on the age of the Covered Person(s) and the 10-Year Treasury Yield (“10YR”).

The T-Note Tracker GLWB Rider, which is less expensive than the fixed GLWB Riders, is sensitive to interest rate changes. For example, the T-Note Tracker GLWB Rider will be responsive to rising interest rates at the time GAWs start and provide an income stream that can increase as interest rates rise.

On each Ratchet Date during the GAW Phase, we will adjust your Benefit Base to equal your Current Covered Fund Value if an Interest Rate Reset results in a higher GAW Amount.

During the GLWB Accumulation Phase, you may make additional GLWB Rider Contributions to the Covered Fund(s) in addition to your initial GLWB Rider Contribution. However, additional GLWB Rider Contributions may not be made after the GAW Phase begins.

Calculation of Installment Amount

The GAW% is based in part on the age of the Covered Person(s) as of the date we calculate the first Installment and the current 10YR as of the previous weekly closing yield as of the last Business Day of the week prior to beginning Installments. If there are two Covered Persons, the Joint GAW% is based on the age of the younger Covered Person.

Examples are set forth below. If you would like more information on the T-Note Tracker GLWB Rider, please contact our Retirement Resource Operations Center.

Numerical Examples of the GAW- T-Note Tracker GLWB Rider

(GAW%s used in these examples are for illustration purposes only.)

Scenario #1: 72 Year Old Single Covered Person

10YR = 5.42%

Benefit Base = $80,000

Single GAW%: 6.05%, (See Guaranteed Annual Withdrawal % Table: Row: 5% - 5.99%; Column: 70+)

GAW = $4,840 ($80,000 x 6.05%)

Scenario #2: 68 Year Old Joint Covered Person with a 63 Year Old Spouse

10YR = 6.44%

Benefit Base = $80,000

Single GAW%: 4.55% (See Guaranteed Annual Withdrawal % Table: Row: 6% - 6.99%; Column: 59 1⁄2 - 64)

Joint GAW% = 4.095%

GAW = $3,276 ($80,000 x 4.095%)

Scenario #3: 60 Year Old Single Covered Person

10YR = 3.7%

Benefit Base = $80,000

Single GAW%: 3.0% (See Guaranteed Annual Withdrawal % Table: Row: <4%; Column: 59 1⁄2 - 64)

GAW = $2,400 ($80,000 x 3.0%)

Scenario #4: 71 Year Old Joint Covered Person with a 65 Year Old Spouse

10YR = 3.0%

Benefit Base = $80,000

Single GAW%: 4.00% (See Guaranteed Annual Withdrawal % Table: Row: <4%; Column: 65 - 69)

Joint GAW% = 3.60%

GAW = $2,880 ($80,000 x 3.6%)

Annual Review of Your GAW%

Once a year, on your Ratchet Date, we will review your GAW and may make an adjustment by increasing your GAW amount. This adjustment, if applicable, will be made either by an Interest Rate Reset or by a Ratchet. We first will determine whether an Interest Rate Reset is applicable. The longer an Owner depletes Covered Fund Value by taking Installments, the less likely an Interest Rate Reset becomes. If an Interest Rate Reset is applicable, the GAW will automatically increase to the higher GAW amount. We then will determine if a Ratchet is applicable and results in a higher GAW. If neither calculation is applicable, then no adjustment to the GAW will be made.

Interest Rate Reset

For an Interest Rate Reset, we will calculate a hypothetical GAW by multiplying the Covered Fund Value, subject to the Benefit Base cap, by a GAW% based on the current 10YR and the Covered Person’s age on the Initial Installment Date. We will then compare the result of that hypothetical calculation to your previous GAW to determine if the hypothetical GAW is higher than your previous GAW. If so, we will adjust the GAW to the higher amount and will adjust the Benefit Base to equal the current Covered Fund Value. An adjustment to the GAW will increase or decrease the Benefit Base.

Ratchet

We will compare the Covered Fund Value to determine if it exceeds the Benefit Base. If so, we will adjust the Benefit Base to equal the Covered Fund Value. For purposes of determining whether the Ratchet is more favorable than both the current GAW and the Interest Rate Reset, we will calculate a hypothetical GAW based on the Ratchet’s adjusted Benefit Base and prior year’s GAW%. We will then compare that to the current GAW and the GAW that would result from an Interest Rate Reset, as demonstrated in the examples below.

Numerical Example #1: Interest Rate Reset is Most Beneficial (assume the following)

Prior Year GAW
Prior Benefit Base	$450,000
Prior GAW%	4.00%
Prior GAW	$18,000

Inputs to Annual Review of your GAW
Current Covered Fund Value	$445,000

Current 10YR	4.10%
Age/Joint Election on Initial Installment Date
Single or Joint Withdrawals	Single
Age Withdrawals Started	65

Comparison Calculations
#1: Interest Rate Reset

First, use table below to determine Single GAW% based on current 10YR
10YR	Age 59 1⁄2 - 64	Age 65 - 69	Age 70+
<4%	3%	4%	4.50%
4% to 4.99%	3.15%	4.50%	4.95%
5% to 5.99%	3.85%	5.50%	6.05%
6% to 6.99%	4.55%	6.50%	7.15%
7% to 7.99%	5.25%	7.50%	8.25%
8%+	5.60%	8%	8.30%

Single GAW% (4.50%)	4.50%
Interest Rate Reset GAW: $445,000 x 4.500%	$20,025

 #2: Ratchet

Is $445,000 higher than $450,000?	No
Ratchet Benefit Base: NA, Covered Fund Value less than Prior Benefit Base	NA
Ratchet GAW: NA	NA

Highest Calculation and Resulting GAW
New GAW (Greatest of Prior GAW ($18,000) and Interest Rate Reset GAW ($20,025))	$20,025
New Benefit Base	$445,000
New GAW%	4.50%

 Numerical Example #2: Ratchet is Most Beneficial (assume the following)

Prior Year GAW
Prior Benefit Base	$250,000
Prior GAW%	5.50%
Prior GAW	$13,750
Inputs to Annual Review of your GAW
Current Covered Fund Value	$275,000
Current 10YR	4.80%
Age/Joint Election on Initial Installment Date
Single or Joint Withdrawals	Single
Age Withdrawals Started	65

Comparison Calculations
#1: Interest Rate Reset
First, use table below to determine Single GAW% based on current 10YR
10YR	Age 59 1⁄2 - 64	Age 65 - 69	Age 70+
<4%	3%	4%	4.50%
4% to 4.99%	3.15%	4.50%	4.95%
5% to 5.99%	3.85%	5.50%	6.05%
6% to 6.99%	4.55%	6.50%	7.15%
7% to 7.99%	5.25%	7.50%	8.25%
8%+	5.60%	8%	8.30%

Single GAW% (4.50%)	4.50%
Interest Rate Reset GAW: $275,000 x 4.500%	$12,375

 #2: Ratchet

Is $275,000 higher than $250,000?	Yes
Ratchet Benefit Base: Current Covered Fund Value	$275,000
Ratchet GAW: 275,000 x 5.500%	$15,125

Highest Calculation and Resulting GAW
New GAW (Greatest of Prior GAW ($13,750), Interest Rate Reset GAW ($12,375) and Ratchet GAW ($15,125))	$15,125
New Benefit Base	$275,000
New GAW%	5.50%

Numerical Example #3: Prior GAW is Most Beneficial (assume the following)

Prior Year GAW
Prior Benefit Base	$120,000
Prior GAW%	6.05%
Prior GAW	$7,260

Inputs to Annual Review of your GAW
Current Covered Fund Value	$100,000
Current 10YR	4.54%
Age/Joint Election on Initial Installment Date
Single or Joint Withdrawals	Single
Age Withdrawals Started	71

Comparison Calculations
#1: Interest Rate Reset
First, use table below to determine Single GAW% based on current 10YR
10YR	Age 59 1⁄2 - 64	Age 65 - 69	Age 70+
<4%	3%	4%	4.50%
4% to 4.99%	3.15%	4.50%	4.95%

5% to 5.99%	3.85%	5.50%	6.05%
6% to 6.99%	4.55%	6.50%	7.15%
7% to 7.99%	5.25%	7.50%	8.25%
8%+	5.60%	8%	8.30%

Single GAW% (4.95%)	4.95%
Interest Rate Reset GAW: $100,000 x 4.950%	$4,950

 #2: Ratchet

Is $100,000 higher than $120,000?	No
Ratchet Benefit Base: NA, Covered Fund Value less than Prior Benefit Base	NA
Ratchet GAW: NA	NA

Highest Calculation and Resulting GAW
GAW (Greatest of Prior GAW ($7,260) and Interest Rate Reset GAW ($4,950))	$7,260
Benefit Base	$120,000
GAW%	6.05%

The applicable GAW%, Joint GAW%, Accumulation Credit, and Distribution Credit are those in effect at the time you signed the application to purchase your Contract, rather than at the time you elect a GLWB Rider. If you would like more information on the GLWB Riders, the GAW%, Joint GAW%, Accumulation Credit, or Distribution Credit in effect at the time you signed the application to purchase your Contract, please contact our Retirement Resource Operations Center.

Seek Tax Advice

The following discussion of the federal income tax consequences is only a brief summary of general information and is not intended as tax advice to any individual. The federal income tax consequences discussed here reflect our understanding of current law and the law may change. Federal estate tax consequences and state and local estate, inheritance, and other tax consequences of ownership or receipt of distributions under a Contract depend on your individual circumstances or the circumstances of the person who receives the distribution. You should consult a tax advisor for further information.

Federal Tax Matters

This discussion assumes that the Contract qualifies as an annuity contract for federal income tax purposes. This discussion is not intended to address the tax consequences resulting from all situations. If you are concerned about the tax implications relating to the ownership or use of the Contract, you should consult a competent tax advisor as to how the tax rules apply to you before initiating any transaction.

This discussion is based upon our understanding of the present federal income tax laws as they are currently interpreted by the IRS. No representation is made as to the likelihood of the continuation of the present federal income tax laws or of the current interpretation by the IRS. Moreover, no attempt has been made to consider any applicable state or other tax laws.

Because tax laws, rules, and regulations are constantly changing, we do not make any guarantees about the Contract’s tax status.

Taxation of Annuities

Section 72 of the Code governs the taxation of annuities. An Owner who is a “natural person” will not generally be taxed on increases, if any, in the value of the Annuity Account Value until all or part of the Annuity Account Value is distributed (for example, withdrawals, GAW payments or annuity payouts under the annuity payout option elected). An Owner who is a “non-natural entity,” such as a Non-Grantor Trust, will generally be taxed on increases, if any, in the value of the Annuity Account Value until all or part of the Annuity Account Value is distributed. However, if the Non-Grantor Trust is considered to be an agent for a natural person, the Contract generally will be treated as held by a natural person. You should consult with your tax advisor as to whether your Non-Grantor Trust satisfies the exception to the non-natural owner rule. Under a Grantor Trust, the Grantor, who must be a natural person, is treated as the Owner of the Contract for tax purposes. Under a custodial or trusteed IRA account, the Underlying IRA Holder, who must be a natural person, is treated as the IRA owner for tax purposes. The taxable portion of a distribution (in the form of a single sum payout, a withdrawal, a GAW payment or an annuity) is taxable as ordinary income.

Withdrawals

Partial withdrawals, including GAW payments and periodic withdrawals that are not part of an annuity payout, are generally treated as taxable income to the extent that the Annuity Account Value immediately before the withdrawal exceeds the “investment in the Contract” at that time. Full surrenders are treated as taxable income to the extent that the amount received exceeds the “investment in the Contract.” The taxable portion of any withdrawal is taxed at ordinary income tax rates.

The IRS has not provided guidance as to the tax treatment of the charge for a GLWB (the Guarantee Benefit Fee) under the Contract. The IRS could treat the deduction of the Guarantee Benefit Fee from the Covered Fund Value as a deemed withdrawal from the contract subject to current income tax to the extent the amount deemed received exceeds the investment in the Contract and, if applicable, the 10% premature distribution penalty tax. We do not currently report charges for the GLWB as withdrawals, but we will do so in the future if the IRS requires that we do so.

Annuity Payouts

Although the tax consequences will vary depending on the annuity form elected under the Contract, in general, only the portion of the annuity payout that exceeds the exclusion amount will be taxed. The exclusion amount is generally determined by a formula that establishes the ratio of the “investment in the Contract” to the expected return under the Contract. For variable annuity payouts, in general there is no tax on the portion of each payout which represents the same ratio that the “investment in the Contract” allocated to the variable annuity payouts bears to the number of payouts expected to be made (determined by Treasury Department regulations which take into account the Annuitant’s life expectancy and the form of annuity benefit selected). However, the remainder of each annuity payout is taxable. Once the “investment in the Contract” has been fully recovered, the full amount of any additional annuity payouts is taxable. If the annuity payments stop as a result of an Annuitant’s death before full recovery of the “investment in the Contract,” you should consult a competent tax advisor regarding the deductibility of the unrecovered amount.

If part of an annuity contract’s value is applied to an annuity option that provides payments for one or more lives or for a period of at least ten years, those payments may be taxed as annuity payments instead of withdrawals.

The taxable portion of any annuity payout is taxed at ordinary income tax rates.

Penalty Tax

There may be a federal income tax penalty imposed equal to 10% of the amount treated as taxable income. In general, however, there is no penalty tax on distributions:

• Made on or after the date on which the Owner reaches age 59 1⁄2;

• Made as a result of death or disability of the Owner;

• Received in substantially equal periodic payouts (at least annually) for your life (or life expectancy) or the joint lives (or joint life expectancies) of you and the Beneficiary.

Similar penalties are imposed on premature distributions from Qualified Annuity Contracts. For more details regarding this penalty tax and other exemptions that may be applicable, consult a competent tax advisor.

Taxation of Death Benefit Proceeds

Amounts may be distributed from the Contract because of the death of an Owner. Generally such amounts are included in the income of the recipient as follows:

• If distributed in a lump sum, they are taxed in the same manner as a full withdrawal, as described above;

• If distributed under an annuity form, they are taxed in the same manner as annuity payouts, as described above.

Distribution at Death

For a Non-Qualified Annuity Contract to be treated as an annuity contract for federal income tax purposes, the terms of the Contract must provide the following two distribution rules:

• If the Owner dies before the date annuity payouts start, the entire Annuity Account Value must generally be distributed within five years after the date of death. If payable to a designated Beneficiary, the distributions may be paid over the life of that designated Beneficiary or over a period not extending beyond the life expectancy of that Beneficiary, so long as payouts start within one year of the Owner’s death. If the sole designated Beneficiary is the Owner’s Spouse, the Contract may be continued in the name of the Spouse as Owner;

• If the Owner dies on or after the date annuity payouts start, and before the entire interest in the Contract has been distributed, payments under the Contract must continue on the same or on a more rapid schedule than that provided for in the method in effect on the date of death.

See “Required Minimum Distributions from Qualified Annuity Contracts” below.

Diversification of Investments

For a Non-Qualified Annuity Contract to be treated as an annuity for federal income tax purposes, the investments of the Sub-Accounts must be “adequately diversified” in accordance with Treasury Department Regulations. If the Series Account or a Sub-Account failed to comply with these diversification standards, a Non-Qualified Annuity Contract would not be treated as an annuity contract for federal income tax purposes and the Owner would generally be taxed on the excess of the Annuity Account Value over the “investment in the Contract.”

Although we may not control the investments of the Covered Fund(s) or the Portfolios, we expect that the Covered Fund(s) and the Portfolios will comply with such regulations so that the Sub-Accounts will be considered “adequately diversified.” Owners bear the risk that the entire Non-Qualified Annuity Contract could be disqualified as an annuity under the Code due to the failure of the Series Account or a Sub-Account to be deemed to be adequately diversified.

Owner Control

In connection with its issuance of temporary and proposed regulations under Section 817(h) in 1986, the Treasury Department announced that those regulations did not “provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor (i.e., the Owner), rather than the insurance company to be treated as the owner of the assets in the account” (which would result in the current taxation of the income on those assets to the Owner). In Revenue Ruling 2003-91, the IRS provided such guidance by describing the circumstances under which the owner of a variable contract will not possess sufficient control over the assets underlying the contract to be treated as the owner of those assets for federal income tax purposes. Rev. Rul. 2003-91 states that the determination of whether the owner of a variable contract is to be treated as the owner of the assets held by the insurance company under the contract will depend on all of the facts and circumstances. We do not believe that the ownership rights of an Owner under the Contract would result in any Owner being treated as the owner of the assets of the Contract under Rev. Rul. 2003-91. However, we do not know whether the IRS will provide additional guidance on this issue and what standards that guidance may contain. Therefore, we reserve the right to modify the Contract as necessary to attempt to prevent an Owner from being considered the owner of a pro rata share of the assets of the Contract.

Multiple Contracts

All deferred, Non-Qualified Annuity Contracts that Great-West (or our affiliates) issues to the same Owner during any calendar year must be treated as a single annuity contract for purposes of determining the taxable amount.

Withholding

Distributions generally are subject to withholding at rates that vary according to the type of distribution and the recipient’s tax status. Recipients, however, generally are provided the opportunity to elect not to have tax withheld from distributions.

Section 1035 Exchanges

Code Section 1035 provides that no gain or loss will be recognized on the exchange of one annuity contract for another. Generally, an annuity contract issued in an exchange for another annuity contract is treated as new for purposes of the penalty and distribution at death rules.

If the initial Contribution is made as a result of an exchange or surrender of another annuity contract, we may require you to inform us regarding the federal income tax status of the previous annuity contract.

In Revenue Procedure 2011-38, the IRS eased the restrictions on when a partial transfer between annuity contracts will be treated as a tax-free exchange under Code Section 1035. The original restrictions were imposed by Revenue Procedure 2008-24, which set forth the circumstances under which a direct transfer of a portion of the cash surrender value of an existing annuity contract for a second annuity contract would be treated by the IRS as a tax-free exchange.

Under Rev. Proc. 2011-38:

• The period of time in which cash can be withdrawn from either contract after a partial transfer has been significantly shortened from 12 months beginning on the date of the transfer to 180 days; and

• Annuity payments that satisfy the partial annuitization rule of IRC Section 72(a)(2) will not be treated as a distribution from either the old or new contract.

Please discuss any tax consequences concerning any contemplated or completed transactions with a competent tax advisor.

Rollovers from Qualified Retirement Plans and IRAs

The Contract may be purchased through a rollover of assets from qualified retirement plans. You should consult with your plan sponsor, as well as a qualified tax professional, before rolling over retirement plan assets. The Contract may also be purchased through a rollover of assets from an IRA or Simplified Employee Pension (SEP) IRA.

Inherited IRAs

The Contract may be purchased by a beneficiary of an inherited IRA. Inherited IRAs will be administered according to the Code, including restricting Contributions and the administration of Required Minimum Distributions. Inherited IRA Owners may not elect a GLWB Rider or make Contributions to the Income Strategy. You should consult with a qualified tax professional before purchasing the Contract as an inherited IRA.

Assignment, Transfer or Exchange of the Contract

You may change the Owner any time before the Owner’s death, unless otherwise proscribed by applicable law. You must submit to us an original or certified copy of the assignment. Once we record the assignment, the Owner’s rights and those of the Beneficiary are subject to the assignment. We are not responsible for the validity of any assignment. An assignment of the Contract will result in termination of the GLWB Rider except in certain circumstances. See “Termination of a GLWB Rider” above.

The designation of an Annuitant or other Beneficiary who is not also the Owner may result in adverse tax consequences that are not discussed in this Prospectus.

Investment Income Surtax

Distributions from Non-Qualified Annuity Contracts are considered “investment income” for purposes of the Medicare tax on investment income. Thus, in certain circumstances, a 3.8% tax may be applied to some or all of the taxable portion of distributions (e.g., earnings) to individuals, trusts, and estates whose income exceeds certain threshold amounts as follows: an amount equal to the lesser of (a) “net investment income”; or (b) the excess of a taxpayer’s modified adjusted gross income over a specified income threshold ($250,000 for married couples filing jointly, $125,000 for married couples filing separately, and $200,000 for everyone else). “Net investment income” is defined for this purpose as including the excess (if any) of gross income from annuities over allowable deductions, as such terms are defined in the Health Care and Education Reconciliation Act of 2010. The term net investment income excludes any distribution from an IRA or certain other retirement plans or arrangements. The IRS has issued regulations implementing this new provision of the law. Please consult with a competent tax advisor about the impact of the Investment Income Surtax on you.

Domestic Partnerships, Civil Unions, and Same-Sex Marriages

The Internal Revenue Service’s Revenue Ruling 2013-17 holds that for all federal tax purposes, including income, gift, and estate tax, the IRS will recognize same-sex marriages that are legally valid in the state where the couple married, regardless of whether the state in which the couple currently resides would recognize the marriage. In the 2015 case, Obergefell v. Hodges, the U.S. Supreme Court required all states to issue marriage licenses to same-sex couples and to recognize same-sex marriages validly performed in other jurisdictions. For federal tax purposes, the term ‘marriage’ does not include registered domestic partnerships, civil unions, or other similar formal relationships recognized under state law that are not denominated a ‘marriage’ under that state’s law. Therefore, domestic partners and individuals in civil unions are not treated as Spouses under this Contract. You are strongly encouraged to consult with a competent tax advisor for additional information on your state’s law regarding civil unions and same-sex marriages.

Qualified Annuity Contracts

Notwithstanding any provision of the Contract or GLWB Rider, certain provisions apply to Contracts intended to qualify as Individual Retirement Annuities under section 408(b) of the Code and Roth Individual Retirement Annuities under section 408A of the Code:

• Only the Owner may be the Annuitant of the Contract;

• Only one Owner may be established under the Contract;

• The Contract will be established for the exclusive benefit of the Owner and the Beneficiary;

• The entire interest of the Owner is non-forfeitable;

• The Owner may not borrow any money under the Contract or pledge it as security for a loan;

• The Contract is non-transferable: the Owner may not sell, assign or transfer the Contract, unless permitted by a Divorce or Separation Decree; and

• Separate records will be maintained for the interest of each Owner. Great-West will furnish an annual calendar year report on the status of the Contract and such information concerning required minimum distributions as is prescribed by the Commissioner of Internal Revenue.

Contributions to Qualified Annuity Contracts

Except in the case of a “rollover contribution” as permitted by sections 402(c), 402(e)(6), 403(a)(4), 403(b)(8) 403(b)(10) 408(d)(3) or 457(e)(16) of the Code or a Contribution made in accordance with the terms of a Simplified Employee Pension (SEP), as described in Section 408(k), Contributions will only be accepted if they are in cash and the total of such Contributions must not exceed the maximum as Section 219(b)(5)(A) of the Code may allow, for any taxable year, regardless of whether such Contributions are deductible by the Owner under Section 219(b)(1) of the Code. In the case of an individual who is age 50 or older, the annual cash Contribution limit is increased by the amount as Section 219(b)(5)(B) of the Code may allow for any taxable year.

The Owner has sole responsibility for determining whether any premium payment meets applicable income tax requirements.

Required Minimum Distributions from Qualified Annuity Contracts

It is the responsibility of the Owner to Request payments in accordance with the minimum distribution requirements of the Code. Great-West is not responsible for any penalties resulting from a failure to Request timely payments in the proper amount. Required Minimum Distributions (“RMDs”) made from a GLWB Rider will only be made in a manner consistent with the required minimum distribution rules or other provisions of the Code.

The Owner must begin to take payments which satisfy the minimum distribution requirements of the Code no later than April 1 of the calendar year following the calendar year in which the Owner attains age 70 1⁄2. If you own a Roth IRA, you are not required to receive minimum distributions from your Roth IRA during your life.

Any RMD during the GLWB Accumulation Phase will be considered an Excess Withdrawal.

During the GAW Phase, RMDs will not be considered to be Excess Withdrawals if the required minimum distribution causes the total Distributions to exceed the GAW amount to the extent the RMD amount is attributable to the Covered
Fund(s).

The Owner should consult a tax advisor regarding withdrawals to satisfy his or her RMD amount

Distributions Before Death in Qualified Annuity Contracts

Notwithstanding any provision of the Contract, Rider, or Endorsement to the contrary, the distribution of the individual’s interest in the Qualified Annuity Contract will be made in accordance with the requirements of Section 408(b)(3) of the Code and the regulations thereunder. If you own a Roth IRA, you are not required to receive minimum distributions from your Roth IRA during your life.

The Owner’s entire interest in the non-Roth Contract must be distributed, or begin to be distributed, by the Owner’s required beginning date, which is April 1 of the calendar year following the calendar year in which the Owner reaches age 70 1⁄2. For that year, and each succeeding year, a distribution must be made on or before December 31. By the required beginning date, the Owner may elect to have the balance in the non-Roth Contract distributed in one of the following forms:

• A single sum payment;

• Equal or substantially equal payments no less frequently than annually over the life of the Owner;

• Equal or substantially equal payments no less frequently than annually over the lives of the Owner and the designated Beneficiary;

• Equal or substantially equal payments no less frequently than annually over a period not extending beyond the Owner’s life expectancy; or

• Equal or substantially equal payments no less frequently than annually over a period not extending beyond the joint life and last survivor expectancy of the Owner and the designated Beneficiary.

All distributions made hereunder will be made in accordance with section 401(a)(9) of the Code, including the incidental death benefit requirements, and any other applicable regulations.

If payment is not to be made in the form of periodic annuity payments on an irrevocable basis (except for acceleration), the amount to be distributed each year, beginning with the first calendar year for which distributions are required and then for each succeeding calendar year will be determined under the applicable provisions of the Code and the implementing regulations.

Distributions Upon Death in Qualified Annuity Contracts

Distributions beginning before death. If the Owner dies after distribution has begun, the remaining portion of such interest will continue to be distributed at least as rapidly as under the method of distribution being used prior to the individual’s death.

Distributions beginning after death. If the Owner dies before distribution has begun, distribution of the individual’s entire interest will be completed by December 31 of the calendar year containing the fifth anniversary of the individual’s death unless an election is made to receive distribution in accordance with (1) or (2) below:

1) If the Owner’s interest is payable to a designated Beneficiary, then the entire interest of the individual may be distributed in equal or substantially equal payments over the life or over a period certain not greater than the life expectancy of the designated Beneficiary commencing on or before December 31 of the calendar year immediately following the calendar year in which the Owner died;

2) If the designated Beneficiary is the Owner’s surviving Spouse, the date distributions are required to begin in accordance with (1) above must not be earlier than the later of (A) December 31 of the calendar year immediately following the calendar year in which the individual died or (B) December 31 of the calendar year in which the individual would have attained age 70 1⁄2;

3) If the designated Beneficiary is the Owner’s surviving Spouse, the Spouse may treat the Contract as his or her own Qualified Annuity Contract. This election will be deemed to have been made if such surviving Spouse makes a regular Contribution to the Contract, makes a rollover to or from such Contract, or fails to elect any of the above provisions.

Life expectancy is computed by use of the single life table in Q&A 1 of Section 1.401(a)(9)-9 of the regulations. If distributions are being made to a surviving Spouse as the sole designated Beneficiary, such Spouse’s remaining life expectancy for a year is the number in the single life table corresponding to such Spouse’s age in each year after the calendar year of the Owner’s death. In all other cases, remaining life expectancy for a year is the number in the single life table corresponding to the Beneficiary’s age in the year following the calendar year of the individual’s death and reduced by 1 for each subsequent year.

Distribution of the Contracts

We offer the Contracts on a continuous basis to customers of brokerage firms and their affiliated insurance agencies, as well as through eligible broker/dealers that have entered into selling agreements with GWFS and us. Contracts are sold in those states where the Contract may lawfully be sold by licensed insurance agents who are registered representatives. Any eligible broker/dealers will be registered as broker/dealers under the Securities Exchange Act of 1934, as amended (the “Exchange Act”), and members of the Financial Industry Regulatory Authority (“FINRA”). GWFS may also offer the Contract directly to potential purchasers.

GWFS is the principal underwriter and distributor of the Contracts and is a wholly-owned subsidiary of Great-West. GWFS is registered with the SEC as a broker/dealer under the Exchange Act and is a member of FINRA. Its principal offices are located at 8515 East Orchard Road, Greenwood Village, Colorado, 80111.

We offer other variable annuity products with different product features, benefits, and charges, including variable annuities with lower fees and charges that are specifically designed for customers who have engaged investment advisers to manage their assets for a fee. No sales commissions are paid to Consultants on sales of the Contracts. However, Consultants may charge you an advisory or similar fee under an agreement you have with them independent of Great-West or GWFS. Great-West and GWFS do not offer advice on how to allocate your Contributions, and we are not responsible for any advice your Consultant provides to you. Great-West and GWFS do not endorse any Consultant or make any representations as to their qualifications.

Great-West (or its affiliates, for purposes of this section only, collectively, “the Company”), in all cases as agent for GWFS, pays eligible broker/dealers compensation for the promotion and sale of the Contract. Compensation paid to eligible broker/dealers is not paid directly by the Owner or the Series Account. The Company intends to fund this compensation through a number of sources, such as fees and charges imposed under the Contract and payable to the Company, and from profits on payments received by the Company from Portfolios’ advisers or administrators for providing administrative, marketing, and other support and services to the Portfolios. See “Payments We Receive” above. The Company pays a portion of these proceeds to eligible broker/dealers for distribution services.

As compensation for distribution services and some Contract administrative services, the Company may pay eligible broker/dealers a commission. The commission is based on a percentage of Contributions. The maximum commission that the Company will pay on the sale of the Contracts is 7.00%. In addition to this commission, the Company may also pay trailing compensation based on an annual rate of average daily Series Account assets held by a broker/dealer’s clients, ranging from zero to 1.00%. The Company also may pay a marketing allowance or allow other promotional incentives or payments to eligible broker/dealers in the form of cash or other compensation, as mutually agreed upon by the Company and eligible broker/dealers, to the extent permitted by FINRA rules and other applicable laws and regulations. The amount of commissions received by an individual registered representative in connection with the sale of the Contract is determined by his or her broker/dealer. In addition, the overall compensation received by an eligible broker/dealer in connection with the sale of the Contract may be more or less than the overall compensation on similar or other products offered by that eligible broker/dealer. The amount and/or structure of the compensation may influence your registered representative or his or her broker/dealer to present the Contract over other investment alternatives. Such differences in compensation, however, may also reflect differences in sales effort or ongoing customer services expected of the registered representative or the broker/dealer. You should ask your registered representative about these differences, and how he or she and the eligible broker/dealer are compensated for selling the Contract.

Voting Rights

In general, you do not have a direct right to vote the Portfolio shares held in the Series Account. However, under current law, you are entitled to give us instructions on how to vote the shares. We will vote the shares according to those instructions at regular and special shareholder meetings. If the law changes and we can vote the shares in our own right, we may elect to do so.

Before the Annuity Commencement Date, you have the voting interest. The number of votes available to you will be calculated separately for each of your Sub-Accounts. That number will be determined by applying your percentage interest, if any, in a particular Sub-Account to the total number of votes attributable to that Sub-Account. You hold a voting interest in each Sub-Account to which your Annuity Account Value is allocated. If you select a variable annuity option, the votes attributable to your Contract will decrease as annuity payouts are made.

The number of votes of a Portfolio will be determined as of the date established by that Portfolio for determining shareholders eligible to vote at the meeting of the Portfolio. Voting instructions will be solicited by communication prior to such meeting in accordance with procedures established by the respective Portfolios.

If we do not receive timely instructions and Owners have no beneficial interest in shares held by us, we will vote according to the voting instructions as a proportion of all Contracts participating in the Sub-Account. Shares held by us will also be voted proportionately. The effect of proportional voting is that if a large number of Owners fail to give voting instructions, a small number of Owners may determine the outcome of the vote. If you indicate in your instructions that you do not wish to vote an item, we will apply your instructions on a pro rata basis to reduce the votes eligible to be cast.

Each person or entity having a voting interest in a Sub-Account will receive proxy material, reports, and other material relating to the appropriate Portfolio.

Please note, generally the Portfolios are not required to, and do not intend to, hold annual or other regular meetings of shareholders.

Owners have no voting rights in Great-West.

Rights Reserved by Great-West

We reserve the right to make certain changes we believe would best serve the interests of Owners and Annuitants or would be appropriate in carrying out the purposes of the Contract. Any changes will be made only to the extent and in the manner permitted by applicable laws. Also, when required by law, we will obtain your approval of the changes and approval from any appropriate regulatory authority. Approval may not be required in all cases, however. Examples of the changes we may make include:

• To operate the Series Account in any form permitted under the 1940 Act or in any other form permitted by law;

• To Transfer any assets in any Sub-Account to another Sub-Account, or to one or more separate accounts; or to add, combine or remove Sub-Accounts of the Series Account;

• To substitute, for the Portfolio shares in any Sub-Account, the shares of another Portfolio or shares of another investment company or any other investment permitted by law;

• To cease accepting Contributions at any time at our discretion;

• To limit the number of Contracts that you may purchase;

• To cease offering the Contract and/or GLWB Riders to new sales;

• To make any changes required by the Code or by any other applicable law in order to continue treatment of the Contract as an annuity;

• To change the time or time of day that a valuation date is deemed to have ended; and

• To make any other necessary technical changes in the Contract in order to conform with any action the above provisions permit us to take, including changing the way we assess charges, without increasing them for any outstanding Contract beyond the aggregate amount guaranteed.

Legal Proceedings

Currently, the Series Account is not a party to, and its assets are not subject to, any material legal proceedings. Further, Great-West is not currently a party to, and its property is not currently subject to, any material legal proceedings. The lawsuits to which Great-West is a party are, in the opinion of management, in the ordinary course of business, and are not expected to have a material adverse effect on the financial results, conditions, or prospects of Great-West.

Legal Matters

Advice regarding certain legal matters concerning the federal securities laws applicable to the issue and sale of the Contract has been provided by Carlton Fields Jorden Burt, P.A.

Pursuant to Commodity Futures Trading Commission Rule 4.5, Great-West has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Therefore, it is not subject to registration or regulation as a commodity pool operator under the Commodity Exchange Act.

Cyber Security Risks

Because our variable annuity contract business is highly dependent upon the effective operation of our computer systems and those of our business partners, our business is vulnerable to disruptions from utility outages and susceptible to operational and information security risks resulting from information system failures (e.g., hardware and software malfunctions) and cyber-attacks. These risks include, among other things, the theft, misuse, corruption, and destruction of data maintained online or digitally, denial of service on our website and other operational disruption, and unauthorized release of confidential Owner information. Such system failures and cyber-attacks affecting us, the Portfolios or Covered Funds, intermediaries and other affiliated or third-party service providers may adversely affect us and your Annuity Account Value. For instance, system failures and cyber-attacks may interfere with our processing of Contract transactions, including the processing of Transfer Requests, impact our ability to calculate Accumulation Unit values, cause the release and possible destruction of confidential Owner or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines, litigation, and financial losses and/or cause reputational damage. Cyber security risks may also impact the issuers of securities in which the Portfolios or Covered Funds invest, which may cause the Portfolios or Covered Funds underlying your Contract to lose value. There can be no assurance that we, the Portfolios or Covered Funds, or our service providers will avoid losses affecting your Contract due to cyber-attacks or information security breaches in the future.

Abandoned Property Requirements

Every state has unclaimed property laws that generally provide for escheatment to the state of unclaimed property (including proceeds of annuity contracts) under various circumstances. This “escheatment” is revocable, however, and the state is obligated to pay the applicable proceeds if the property owner steps forward to claim it with the proper documentation. To help prevent such escheatment, it is important that you keep your contact and other information on file with us up to date, including the names, contact information, and identifying information for the Owner, Annuitant, and Beneficiaries.

Independent Registered Public Accounting Firm

The financial statements and financial highlights of each of the investment divisions of the Variable Annuity-2 Series Account of Great-West Life & Annuity Insurance Company included in the Statement of Additional Information have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing in the Registration Statement. Such financial statements have so been included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing. The consolidated financial statements of Great-West Life & Annuity Insurance Company and Subsidiaries included in the Statement of Additional Information included in the Registration Statement have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing in the Registration Statement. Such financial statements have so been included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing.

Available Information

You may Request a free copy of the SAI. Please direct any oral, written, or electronic Request for such documents to:

Retirement Resource Operations Center

P.O. Box 173920

Denver, CO 80217-3920

(877) 723-8723

AnnuityOperations@greatwest.com

The SEC maintains a website (www.sec.gov) that contains the SAI and other information filed electronically by Great-West concerning the Contract, the Riders, and the Series Account.

You also can review and copy any materials filed with the SEC at its Public Reference Room at 100 F Street, N.E., Washington, D.C. 20549. You may obtain information on the operation of the Public Reference room by calling the SEC at (800) SEC-0330.

The SAI contains more specific information relating to the Series Account and Great-West, such as:

• general information;

• information about Great-West Life & Annuity Insurance Company and the Variable Annuity-2 Series Account;

• calculation of annuity payouts;

• services;

• withholding; and

• financial statements.

Appendix A — Condensed Financial Information

Selected Data for Accumulation Units outstanding Throughout Each Period

For the Periods Ended December 31

INVESTMENT DIVISION (1.20)	2016	2015
ALGER SMALL CAP GROWTH PORTFOLIO
Value at beginning of period	8.75	10.00
Value at end of period	9.18	8.75
Number of accumulation units outstanding at end of period	396	0
ALGER SMID CAP GROWTH PORTFOLIO
Value at beginning of period	8.98	10.00
Value at end of period	9.23	8.98
Number of accumulation units outstanding at end of period	576	2,226
ALPS ALERIAN ENERGY INFRASTRUCTURE PORTFOLIO
Value at beginning of period	10.00
Value at end of period	12.15
Number of accumulation units outstanding at end of period	17,779
ALPS RED ROCKS LISTED PRIVATE EQUITY PORTFOLIO
Value at beginning of period	9.05	10.00
Value at end of period	9.66	9.05
Number of accumulation units outstanding at end of period	11,034	2,379
AMERICAN CENTURY INVESTMENTS VP INFLATION PROTECTION FUND
Value at beginning of period	9.79	10.00
Value at end of period	10.09	9.79
Number of accumulation units outstanding at end of period	5,110	0
AMERICAN CENTURY INVESTMENTS VP MID CAP VALUE FUND
Value at beginning of period	9.64	10.00
Value at end of period	11.69	9.64
Number of accumulation units outstanding at end of period	43,910	1,873
AMERICAN CENTURY INVESTMENTS VP VALUE FUND
Value at beginning of period	9.50	10.00
Value at end of period	11.29	9.50
Number of accumulation units outstanding at end of period	85,378	2,478
AMERICAN FUNDS IS INTERNATIONAL FUND
Value at beginning of period	8.85	10.00
Value at end of period	9.02	8.85
Number of accumulation units outstanding at end of period	31,852	201
AMERICAN FUNDS IS NEW WORLD FUND
Value at beginning of period	10.00
Value at end of period	10.20
Number of accumulation units outstanding at end of period	22,361
BLACKROCK GLOBAL ALLOCATION VI FUND
Value at beginning of period	9.48	10.00
Value at end of period	9.72	9.48
Number of accumulation units outstanding at end of period	118,097	8,777
BLACKROCK HIGH YIELD VI FUND
Value at beginning of period	9.31	10.00
Value at end of period	10.38	9.31
Number of accumulation units outstanding at end of period	68,564	975
CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO
Value at beginning of period	9.31	10.00
Value at end of period	9.71	9.31

App A - 1

Number of accumulation units outstanding at end of period	21,898	1,171
DELAWARE VIP EMERGING MARKETS SERIES
Value at beginning of period	8.66	10.00
Value at end of period	9.72	8.66
Number of accumulation units outstanding at end of period	31,207	1
DELAWARE VIP INTERNATIONAL VALUE EQUITY SERIES
Value at beginning of period	10.00
Value at end of period	10.22
Number of accumulation units outstanding at end of period	2,464
DELAWARE VIP REIT SERIES
Value at beginning of period	10.38	10.00
Value at end of period	10.84	10.38
Number of accumulation units outstanding at end of period	20,166	1,517
DELAWARE VIP SMALL CAP VALUE SERIES
Value at beginning of period	9.19	10.00
Value at end of period	11.90	9.19
Number of accumulation units outstanding at end of period	22,044	0
DEUTSCHE CAPITAL GROWTH VIP
Value at beginning of period	9.75	10.00
Value at end of period	10.02	9.75
Number of accumulation units outstanding at end of period	9,494	0
DEUTSCHE GLOBAL SMALL CAP GROWTH VIP
Value at beginning of period	9.25	10.00
Value at end of period	9.26	9.25
Number of accumulation units outstanding at end of period	184	0
DREYFUS IP TECHNOLOGY GROWTH PORTFOLIO
Value at beginning of period	9.89	10.00
Value at end of period	10.20	9.89
Number of accumulation units outstanding at end of period	177	0
DREYFUS VIF APPRECIATION PORTFOLIO SERVICE SHARES
Value at beginning of period	9.43	10.00
Value at end of period	10.03	9.43
Number of accumulation units outstanding at end of period	0	0
EATON VANCE VT FLOATING-RATE INCOME FUND
Value at beginning of period	10.00
Value at end of period	10.43
Number of accumulation units outstanding at end of period	21,320
FRANKLIN INCOME VIP FUND
Value at beginning of period	9.28	10.00
Value at end of period	10.44	9.28
Number of accumulation units outstanding at end of period	128,975	3,977
GOLDMAN SACHS VIT MULTI-STRATEGY ALTERNATIVES PORTFOLIO
Value at beginning of period	9.35	10.00
Value at end of period	9.27	9.35
Number of accumulation units outstanding at end of period	1,971	381
GOLDMAN SACHS VIT STRATEGIC INCOME FUND
Value at beginning of period	10.00
Value at end of period	10.11
Number of accumulation units outstanding at end of period	1,125
GOLDMAN SACHS VIT US EQUITY INSIGHTS FUND SERVICE CLASS
Value at beginning of period	10.00
Value at end of period	10.78

App A - 2

Number of accumulation units outstanding at end of period	16,039
GREAT-WEST AGGRESSIVE PROFILE I FUND
Value at beginning of period	9.42	10.00
Value at end of period	10.31	9.42
Number of accumulation units outstanding at end of period	15,099	0
GREAT-WEST ARIEL MID CAP VALUE FUND
Value at beginning of period	8.96	10.00
Value at end of period	10.01	8.96
Number of accumulation units outstanding at end of period	7,045	0
GREAT-WEST BOND INDEX FUND
Value at beginning of period	9.99	10.00
Value at end of period	10.06	9.99
Number of accumulation units outstanding at end of period	117,861	2,000
GREAT-WEST CONSERVATIVE PROFILE I FUND
Value at beginning of period	10.00	10.00
Value at end of period	10.49	10.00
Number of accumulation units outstanding at end of period	324,580	0
GREAT-WEST FEDERATED BOND FUND
Value at beginning of period	9.84	10.00
Value at end of period	10.18	9.84
Number of accumulation units outstanding at end of period	15,375	1,279
GREAT-WEST GOLDMAN SACHS MID CAP VALUE FUND
Value at beginning of period	9.37	10.00
Value at end of period	11.14	9.37
Number of accumulation units outstanding at end of period	57,259	0
GREAT-WEST GOVERNMENT MONEY MARKET FUND
Value at beginning of period	9.95	10.00
Value at end of period	9.83	9.95
Number of accumulation units outstanding at end of period	508,780	0
GREAT-WEST INTERNATIONAL INDEX FUND
Value at beginning of period	9.02	10.00
Value at end of period	8.97	9.02
Number of accumulation units outstanding at end of period	7,610	0
GREAT-WEST INVESCO SMALL CAP VALUE FUND
Value at beginning of period	9.04	10.00
Value at end of period	11.04	9.04
Number of accumulation units outstanding at end of period	3,837	0
GREAT-WEST LIFETIME 2015 FUND
Value at beginning of period	10.00
Value at end of period	10.33
Number of accumulation units outstanding at end of period	9,079
GREAT-WEST LIFETIME 2020 FUND
Value at beginning of period	10.00
Value at end of period	10.40
Number of accumulation units outstanding at end of period	18,696
GREAT-WEST LIFETIME 2025 FUND
Value at beginning of period	10.00
Value at end of period	10.40
Number of accumulation units outstanding at end of period	16,461
GREAT-WEST LIFETIME 2030 FUND
Value at beginning of period	10.00
Value at end of period	10.53

App A - 3

Number of accumulation units outstanding at end of period	7,419
GREAT-WEST LIFETIME 2035 FUND
Value at beginning of period	10.00
Value at end of period	10.49
Number of accumulation units outstanding at end of period	13,161
GREAT-WEST LIFETIME 2040 FUND
Value at beginning of period	10.00
Value at end of period	10.62
Number of accumulation units outstanding at end of period	7,670
GREAT-WEST LIFETIME 2045 FUND
Value at beginning of period	10.00
Value at end of period	10.53
Number of accumulation units outstanding at end of period	13,995
GREAT-WEST LIFETIME 2050 FUND
Value at beginning of period	10.00
Value at end of period	10.63
Number of accumulation units outstanding at end of period	5,296
GREAT-WEST LIFETIME 2055 FUND
Value at beginning of period	10.00
Value at end of period	10.52
Number of accumulation units outstanding at end of period	1,171
GREAT-WEST LOOMIS SAYLES BOND FUND
Value at beginning of period	9.45	10.00
Value at end of period	10.40	9.45
Number of accumulation units outstanding at end of period	34,668	2,889
GREAT-WEST LOOMIS SAYLES SMALL CAP VALUE FUND
Value at beginning of period	9.19	10.00
Value at end of period	11.42	9.19
Number of accumulation units outstanding at end of period	29,265	395
GREAT-WEST MFS INTERNATIONAL GROWTH FUND
Value at beginning of period	9.01	10.00
Value at end of period	8.88	9.01
Number of accumulation units outstanding at end of period	4,646	0
GREAT-WEST MFS INTERNATIONAL VALUE FUND
Value at beginning of period	9.66	10.00
Value at end of period	9.92	9.66
Number of accumulation units outstanding at end of period	23,146	3,247
GREAT-WEST MODERATE PROFILE I FUND
Value at beginning of period	9.58	10.00
Value at end of period	10.69	9.58
Number of accumulation units outstanding at end of period	2,779,663	22,777
GREAT-WEST MODERATELY AGGRESSIVE PROFILE I FUND
Value at beginning of period	9.53	10.00
Value at end of period	10.27	9.53
Number of accumulation units outstanding at end of period	131,695	4,351
GREAT-WEST MODERATELY CONSERVATIVE PROFILE I FUND
Value at beginning of period	9.64	10.00
Value at end of period	10.59	9.64
Number of accumulation units outstanding at end of period	426,732	0
GREAT-WEST MULTI-MANAGER LARGE CAP GROWTH FUND
Value at beginning of period	10.00
Value at end of period	10.27

App A - 4

Number of accumulation units outstanding at end of period	5,488
GREAT-WEST MULTI-MANAGER SMALL CAP GROWTH FUND
Value at beginning of period	10.00
Value at end of period	11.03
Number of accumulation units outstanding at end of period	778
GREAT-WEST PUTNAM EQUITY INCOME FUND
Value at beginning of period	9.29	10.00
Value at end of period	10.39	9.29
Number of accumulation units outstanding at end of period	10,183	0
GREAT-WEST PUTNAM HIGH YIELD BOND FUND
Value at beginning of period	9.24	10.00
Value at end of period	10.55	9.24
Number of accumulation units outstanding at end of period	43,729	0
GREAT-WEST REAL ESTATE INDEX FUND
Value at beginning of period	10.41	10.00
Value at end of period	10.88	10.41
Number of accumulation units outstanding at end of period	27,777	1
GREAT-WEST S&P 500® INDEX FUND
Value at beginning of period	9.64	10.00
Value at end of period	10.59	9.64
Number of accumulation units outstanding at end of period	299,981	0
GREAT-WEST S&P MIDCAP 400® INDEX FUND
Value at beginning of period	9.20	10.00
Value at end of period	10.91	9.20
Number of accumulation units outstanding at end of period	61,451	0
GREAT-WEST S&P SMALLCAP 600® INDEX FUND
Value at beginning of period	9.22	10.00
Value at end of period	11.46	9.22
Number of accumulation units outstanding at end of period	92,672	0
GREAT-WEST SECURE FOUNDATION BALANCED FUND
Value at beginning of period	9.58	10.00
Value at end of period	10.71	9.58
Number of accumulation units outstanding at end of period	9,508,668	1,117,884
GREAT-WEST SHORT DURATION BOND FUND
Value at beginning of period	9.92	10.00
Value at end of period	9.97	9.92
Number of accumulation units outstanding at end of period	48,595	1,004
GREAT-WEST STOCK INDEX FUND
Value at beginning of period	9.61	10.00
Value at end of period	10.63	9.61
Number of accumulation units outstanding at end of period	29,263	0
GREAT-WEST T ROWE PRICE MIDCAP GROWTH FUND
Value at beginning of period	9.65	10.00
Value at end of period	10.12	9.65
Number of accumulation units outstanding at end of period	42,716	2,942
GREAT-WEST TEMPLETON GLOBAL BOND FUND
Value at beginning of period	9.45	10.00
Value at end of period	9.62	9.45
Number of accumulation units outstanding at end of period	52,962	4,993
GREAT-WEST U.S. GOVERNMENT MORTGAGE SECURITIES FUND
Value at beginning of period	10.01	10.00
Value at end of period	10.01	10.01

App A - 5

Number of accumulation units outstanding at end of period	2,818	179
INVESCO V.I. CORE EQUITY FUND
Value at beginning of period	9.13	10.00
Value at end of period	9.92	9.13
Number of accumulation units outstanding at end of period	244	0
INVESCO V.I. GLOBAL REAL ESTATE FUND
Value at beginning of period	9.68	10.00
Value at end of period	9.74	9.68
Number of accumulation units outstanding at end of period	15,581	1,030
INVESCO V.I. GROWTH & INCOME FUND
Value at beginning of period	9.20	10.00
Value at end of period	10.85	9.20
Number of accumulation units outstanding at end of period	55,102	0
INVESCO V.I. INTERNATIONAL GROWTH FUND
Value at beginning of period	9.17	10.00
Value at end of period	8.99	9.17
Number of accumulation units outstanding at end of period	15,650	0
INVESCO V.I. SMALL CAP EQUITY FUND
Value at beginning of period	8.80	10.00
Value at end of period	9.72	8.80
Number of accumulation units outstanding at end of period	11,604	0
IVY VIP ENERGY FUND
Value at beginning of period	10.00
Value at end of period	11.92
Number of accumulation units outstanding at end of period	26,862
JANUS ASPEN BALANCED PORTFOLIO
Value at beginning of period	9.79	10.00
Value at end of period	10.09	9.79
Number of accumulation units outstanding at end of period	143,922	0
JANUS ASPEN ENTERPRISE PORTFOLIO
Value at beginning of period	9.64	10.00
Value at end of period	10.67	9.64
Number of accumulation units outstanding at end of period	33,794	0
JANUS ASPEN FLEXIBLE BOND PORTFOLIO
Value at beginning of period	9.91	10.00
Value at end of period	10.01	9.91
Number of accumulation units outstanding at end of period	22,513	247
JPMORGAN INSURANCE TRUST INTREPID MID CAP PORTFOLIO
Value at beginning of period	9.22	10.00
Value at end of period	10.18	9.22
Number of accumulation units outstanding at end of period	6,262	0
LORD ABBETT SERIES DEVELOPING GROWTH PORTFOLIO
Value at beginning of period	8.11	10.00
Value at end of period	7.80	8.11
Number of accumulation units outstanding at end of period	15,962	0
MFS VIT II BLENDED RESEARCH CORE EQUITY PORTFOLIO
Value at beginning of period	10.00
Value at end of period	10.51
Number of accumulation units outstanding at end of period	7,266
MFS VIT II TECHNOLOGY PORTFOLIO
Value at beginning of period	10.00
Value at end of period	10.87

App A - 6

Number of accumulation units outstanding at end of period	19,576
NEUBERGER BERMAN AMT SOCIALLY RESPONSIVE PORTFOLIO
Value at beginning of period	9.64	10.00
Value at end of period	10.45	9.64
Number of accumulation units outstanding at end of period	0	0
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA
Value at beginning of period	8.92	10.00
Value at end of period	10.37	8.92
Number of accumulation units outstanding at end of period	10,248	2,215
PIMCO VIT COMMODITY REALRETURN STRATEGY PORTFOLIO
Value at beginning of period	7.81	10.00
Value at end of period	8.87	7.81
Number of accumulation units outstanding at end of period	12,412	0
PIMCO VIT LONG TERM US GOVERNMENT PORTFOLIO
Value at beginning of period	10.00
Value at end of period	9.36
Number of accumulation units outstanding at end of period	11,397
PIMCO VIT LOW DURATION PORTFOLIO
Value at beginning of period	9.87	10.00
Value at end of period	9.88	9.87
Number of accumulation units outstanding at end of period	13,126	0
PIMCO VIT REAL RETURN PORTFOLIO
Value at beginning of period	9.64	10.00
Value at end of period	10.10	9.64
Number of accumulation units outstanding at end of period	31,169	1,036
PIMCO VIT SHORT TERM PORTFOLIO
Value at beginning of period	10.00
Value at end of period	10.12
Number of accumulation units outstanding at end of period	5,226
PIMCO VIT TOTAL RETURN PORTFOLIO
Value at beginning of period	9.89	10.00
Value at end of period	10.02	9.89
Number of accumulation units outstanding at end of period	166,359	0
PUTNAM VT ABSOLUTE RETURN 500 FUND
Value at beginning of period	9.72	10.00
Value at end of period	9.67	9.72
Number of accumulation units outstanding at end of period	61,325	167
PUTNAM VT AMERICAN GOVERNMENT INCOME FUND
Value at beginning of period	9.86	10.00
Value at end of period	9.77	9.86
Number of accumulation units outstanding at end of period	2,310	0
PUTNAM VT CAPITAL OPPORTUNITIES FUND
Value at beginning of period	9.18	10.00
Value at end of period	10.48	9.18
Number of accumulation units outstanding at end of period	4,670	0
PUTNAM VT GLOBAL ASSET ALLOCATION FUND
Value at beginning of period	9.55	10.00
Value at end of period	10.07	9.55
Number of accumulation units outstanding at end of period	32,767	0
PUTNAM VT GLOBAL EQUITY FUND
Value at beginning of period	9.09	10.00
Value at end of period	9.08	9.09

App A - 7

Number of accumulation units outstanding at end of period	31,992	1,377
PUTNAM VT GROWTH AND INCOME FUND
Value at beginning of period	9.04	10.00
Value at end of period	10.27	9.04
Number of accumulation units outstanding at end of period	41,427	2,110
PUTNAM VT GROWTH OPPORTUNITIES FUND
Value at beginning of period	9.55	10.00
Value at end of period	10.05	9.55
Number of accumulation units outstanding at end of period	33,863	0
PUTNAM VT INCOME FUND
Value at beginning of period	9.74	10.00
Value at end of period	9.81	9.74
Number of accumulation units outstanding at end of period	18,412	0
PUTNAM VT INTERNATIONAL EQUITY FUND
Value at beginning of period	9.02
Value at end of period	8.69
Number of accumulation units outstanding at end of period	6,251
PUTNAM VT INTERNATIONAL GROWTH FUND
Value at beginning of period	9.22	10.00
Value at end of period	8.50	9.22
Number of accumulation units outstanding at end of period	4,301	0
PUTNAM VT INVESTORS FUND
Value at beginning of period	9.36
Value at end of period	10.36
Number of accumulation units outstanding at end of period	2,379
PUTNAM VT RESEARCH FUND
Value at beginning of period	9.33	10.00
Value at end of period	10.15	9.33
Number of accumulation units outstanding at end of period	214	0
PUTNAM VT SMALL CAP VALUE FUND
Value at beginning of period	9.14	10.00
Value at end of period	11.51	9.14
Number of accumulation units outstanding at end of period	892	0
T. ROWE PRICE BLUE CHIP GROWTH PORTFOLIO
Value at beginning of period	9.93	10.00
Value at end of period	9.86	9.93
Number of accumulation units outstanding at end of period	139,941	5,064
T. ROWE PRICE HEALTH SCIENCES PORTFOLIO
Value at beginning of period	10.00
Value at end of period	9.58
Number of accumulation units outstanding at end of period	25,867
VAN ECK VIP GLOBAL HARD ASSETS FUND CLASS S
Value at beginning of period	7.12	10.00
Value at end of period	10.09	7.12
Number of accumulation units outstanding at end of period	17,332	1,357

App A - 8

Appendix B — Net Investment Factor

The Net Investment Factor is determined by dividing (a) by (b), and subtracting (c), and subtracting (d) from the result where:

(a) is the net result of:

1) the net asset value per share of the Portfolio shares determined as of the end of the current Valuation Period, plus

2) the per share amount of any dividend (or, if applicable, capital gain distributions) made by the Portfolio on shares if the “ex-dividend” date occurs during the current Valuation Period, plus or minus

3) a per unit charge or credit for any taxes incurred by or provided for in the Sub-Account, which is determined by Great-West to have resulted from the investment operations of the Sub-Account, and

(b) is the result of:

1) the net asset value per share of the Portfolio shares determined as of the end of the immediately preceding Valuation Period; plus or minus

2) the per unit charge or credit for any taxes incurred by or reserved for in the Sub-Account for the immediately preceding Valuation Period; and

(c) is an amount representing the M&E Charge of 1.20% deducted from each Sub-Account on a daily basis.

(d) is an amount representing the Fund Facilitation Fee deducted from each FFF Portfolio Sub-Account on a daily basis. Such amount is equal to 0.00% if you have not invested in the FFF Portfolio Sub-Accounts, or 0.35% if you have invested in the FFF Portfolio Sub-Accounts.

The Net Investment Factor may be greater than, less than, or equal to one. Therefore, the Accumulation Unit value may increase, decrease, or remain unchanged.

The net asset value per share referred to in paragraphs (a)(1) and (b) above, reflects the investment performance of the Portfolio as well as the payment of Portfolio expenses.

App B - 1

Appendix C — State Variations to the Contract and GLWB Riders

The following chart discloses all material state variations to the Contract and GLWB Riders, as well as state variations to the Right to Cancel provisions:

STATE	CONTRACT	SIF GLWB RIDER	SIM GLWB RIDER	SIP GLWB RIDER	T-NOTE TRACKER GLWB RIDER
CA, FL, GA, NV

RIGHT TO CANCEL

(If Contract Owner is age 60 years or over):

This policy may be returned within 30 days from the date you received it. During that 30-day period, your money will be placed in a fixed account or money-market fund, unless you direct that the premium be invested in a stock or bond portfolio underlying the policy during the 30-day period. If you do not direct that the premium be invested in a stock or bond portfolio, and if you return the policy within the 30-day period, you will be entitled to a refund of the premium and any policy fee paid. If you direct that the

SECTION 9: ASSIGNMENT

In the event of an assignment or change of ownership, payments will continue to be made to the subsequent Owner based on the life of the original Covered Person.

SECTION 10: RIDER TERMINATION

(Provisions requiring Rider termination at the Annuitant’s 99th birthday have been deleted.)

(Provisions requiring Rider termination upon a change of ownership have been deleted.)

SECTION 9: ASSIGNMENT

In the event of an assignment or change of ownership, payments will continue to be made to the subsequent Owner based on the life of the original Covered Person.

SECTION 10: RIDER TERMINATION

(Provisions requiring Rider termination at the Annuitant’s 99th birthday have been deleted.)

(Provisions requiring Rider termination upon a change of ownership have been deleted.)

SECTION 9: ASSIGNMENT

In the event of an assignment or change of ownership, payments will continue to be made to the subsequent Owner based on the life of the original Covered Person.

SECTION 10: RIDER TERMINATION

(Provisions requiring Rider termination at the Annuitant’s 99th birthday have been deleted.)

(Provisions requiring Rider termination upon a change of ownership have been deleted.)

SECTION 9: ASSIGNMENT

In the event of an assignment or change of ownership, payments will continue to be made to the subsequent Owner based on the life of the original Covered Person.

SECTION 10: RIDER TERMINATION

(Provisions requiring Rider termination at the Annuitant’s 99th birthday have been deleted.)

(Provisions requiring Rider termination upon a change of ownership have been deleted.)

App C - 1

STATE	CONTRACT	SIF GLWB RIDER	SIM GLWB RIDER	SIP GLWB RIDER	T-NOTE TRACKER GLWB RIDER

premium be invested in a stock or
bond portfolio during the 30-day
period, and if you return the policy
during that period, you will be
entitled to a refund of the policy’s
account value on the day the
policy is received by the
insurance company or agent who
sold you this policy, which could
be less than the premium you paid
for the policy, plus any policy fee
paid.

RIGHT TO CANCEL

(If Owner is not age 60 years or
over):

You have a 10 day right to cancel.
If the Contract is issued as a
replacement of existing life
insurance or annuity coverage,
the right to cancel period is
extended to 30 days from the date
of receiving it. If you are not
satisfied with the Contract, return
it to

App C - 2

STATE	CONTRACT	SIF GLWB RIDER	SIM GLWB RIDER	SIP GLWB RIDER	T-NOTE TRACKER GLWB RIDER

the Retirement Resource Operations Center or an agent of the Company. The Contract will be void from the start, and the Company will refund the Annuity Account Value plus any charges and fees. The amount returned during the right to cancel period will not be subject to a Withdrawal Charge.

CT	2.03 ASSIGNMENT (Provisions restricting assignment of the GLWB Riders have been deleted.)	SECTION 9: ASSIGNMENT In the event of an assignment or change of ownership, payments will continue to be made to the subsequent Owner based on the life of the original Covered Person.	SECTION 9: ASSIGNMENT In the event of an assignment or change of ownership, payments will continue to be made to the subsequent Owner based on the life of the original Covered Person.	SECTION 9: ASSIGNMENT In the event of an assignment or change of ownership, payments will continue to be made to the subsequent Owner based on the life of the original Covered Person.	SECTION 9: ASSIGNMENT In the event of an assignment or change of ownership, payments will continue to be made to the subsequent Owner based on the life of the original Covered Person.

App C - 3

STATE	CONTRACT	SIF GLWB RIDER	SIM GLWB RIDER	SIP GLWB RIDER	T-NOTE TRACKER GLWB RIDER

SECTION 10: RIDER TERMINATION

(Provisions requiring Rider termination at the Annuitant’s 99th birthday have been deleted.)

(Provisions requiring Rider termination upon a change of ownership have been deleted.)

SECTION 10: RIDER TERMINATION

(Provisions requiring Rider termination at the Annuitant’s 99th birthday have been deleted.)

(Provisions requiring Rider termination upon a change of ownership have been deleted.)

SECTION 10: RIDER TERMINATION

(Provisions requiring Rider termination at the Annuitant’s 99th birthday have been deleted.)

(Provisions requiring Rider termination upon a change of ownership have been deleted.)

SECTION 10: RIDER TERMINATION

(Provisions requiring Rider termination at the Annuitant’s 99th birthday have been deleted.)

(Provisions requiring Rider termination upon a change of ownership have been deleted.)

FL

SECTION 9: ASSIGNMENT

In the event of an assignment or change of ownership, payments will continue to be made to the subsequent Owner based on the life of the original Covered Person.

SECTION 10: RIDER TERMINATION

(Provisions requiring Rider termination at the

SECTION 9: ASSIGNMENT

In the event of an assignment or change of ownership, payments will continue to be made to the subsequent

Owner based on the life of the original Covered Person.

SECTION 10: RIDER TERMINATION

(Provisions requiring

SECTION 9: ASSIGNMENT

In the event of an assignment or change of ownership, payments will continue to be made to the subsequent Owner based on the life of the original Covered Person.

SECTION 10: RIDER TERMINATION

(Provisions requiring Rider termination at the

App C - 4

STATE	CONTRACT	SIF GLWB RIDER	SIM GLWB RIDER	SIP GLWB RIDER	T-NOTE TRACKER GLWB RIDER
		Annuitant’s 99th birthday have been deleted.) (Provisions requiring Rider termination upon a change of ownership have been deleted.)	Rider termination at the Annuitant’s 99th birthday have been deleted.) (Provisions requiring Rider termination upon a change of ownership have been deleted.)	Annuitant’s 99th birthday have been deleted.) (Provisions requiring Rider termination upon a change of ownership have been deleted.)
MT

6.02 DEATH BENEFIT

The death benefit will be the return of the Annuity Account Value as of the date the Request for payment is received less Premium Tax. When this Contract becomes a claim, settlement will be made within 60 days of receipt of due proof of death. If settlement is made after the first 30 days, the settlement shall include interest earned from the 30th day until the date of settlement. Interest will be paid at a rate no less than required by Montana law.

App C - 5

STATE	CONTRACT	SIF GLWB RIDER	SIM GLWB RIDER	SIP GLWB RIDER	T-NOTE TRACKER GLWB RIDER

8.07 CONFORMITY WITH MONTANA STATUTES

The provisions of this Contract conform to the minimum requirements of Montana law and control over any conflicting statutes of any state in which the insured resides on or after the effective date of this Contract.

ND

Front Cover

If the Contract is issued as a replacement of existing life insurance or annuity coverage, the right to cancel period is extended to 30 days from the date of receiving it.

RIGHT TO CANCEL

There is a 20 day right to cancel. If you are not satisfied with the Contract, return it to the Retirement Resource Operations Center or an agent of the Company.

App C - 6

STATE	CONTRACT	SIF GLWB RIDER	SIM GLWB RIDER	SIP GLWB RIDER	T-NOTE TRACKER GLWB RIDER

The Contract will be void from the
start, and the Company will refund
the Annuity Account Value plus
any charges and fees.

6.02 DEATH BENEFIT

The death benefit will be the return
of the Annuity Account Value as of
the date the Request for payment is
received less Premium Tax.
Payments will include reasonable
interest accrued from the date of
death and will be made no later than
2 months after receipt of notice.

App C - 7

Appendix D — Initial Guaranteed Annual Withdrawal

Percentages, Rates, and Credits

Below are the initial Guaranteed Annual Withdrawal percentages (GAW%), Joint GAW%, Bonus Rate (now called Distribution Credit), and Roll-Up Rate (now called Accumulation Credit) applicable to the GLWB Riders described in the Prospectus for the Contract. A complete description of the GLWB Riders can be found in the section of the Prospectus entitled “Guaranteed Lifetime Withdrawal Benefit Riders.”

The initial GLWB Rider GAW%, Joint GAW%, Bonus Rate (now called Distribution Credit), and Roll-Up Rate (now called Accumulation Credit) are applicable for Contract applications signed before December 30, 2016. The rates and credits applicable for Contract applications signed on or after December 30, 2016 are set forth in the Statement of Additional Information. You may contact the Retirement Resource Operations Center at (877) 723-8723 for the rates and credits applicable to your Contract.

CONTRACT APPLICATIONS SIGNED BEFORE DECEMBER 30, 2016:

Lifetime Income Lock Fixed GLWB Rider (currently Great-West Secure Income Foundation GLWB Rider):

The GAW% for a single Covered Person (based on the age when GAWs begin):

GAW% Table

	Age 59 1⁄2 - 64	Age 65 - 69	Age 70 - 79	Age 80+

% of Benefit Base	4.00%	5.00%	6.00%	7.00%

The Joint GAW% for Joint Covered Persons (a single GAW% calculated based on the age of the younger Covered Person):

Joint GAW% Table

	Age 59 1⁄2 - 64	Age 65 - 69	Age 70 - 79	Age 80+

% of Benefit Base	3.50%	4.50%	5.50%	6.50%

T-Note Tracker GLWB Rider:

The GAW% for a single Covered Person, subject to a minimum and maximum GAW% (based on the age of the Covered Person):

GAW% Table

10-Year Treasury Yield	Age 59 1⁄2 - 64	Age 65 - 69	Age 70 +

<4%	3.00%	4.00%	4.50%

4% - 4.99%	3.15%	4.50%	4.95%

App D - 1

5% - 5.99%	3.85%	5.50%	6.05%

6% - 6.99%	4.55%	6.50%	7.15%

7% - 7.99%	5.25%	7.50%	8.25%

8%+	5.60%	8.00%	8.30%

The Joint GAW% for Joint Covered Persons (a single GAW% is calculated based on the age of the younger Covered Person):

Joint GAW% Table

10-Year Treasury Yield	Age 59 1⁄2 - 64	Age 65 - 69	Age 70 +

<4%	2.70%	3.60%	4.05%

4% - 4.99%	2.835%	4.05%	4.455%

5% - 5.99%	3.465%	4.95%	5.445%

6% - 6.99%	4.095%	5.85%	6.435%

7% - 7.99%	4.725%	6.75%	7.425%

8%+	5.04%	7.20%	7.47%

Enhanced Withdrawal Fixed GLWB Rider (currently Great-West Secure Income Max GLWB Rider):

Bonus Rate: 1% for Contributions aged at least 5 years.

The GAW% for a single Covered Person:

	Age When GAWs Begin	Age When GAWs Begin	Age When GAWs Begin	Age When GAWs Begin

	59.5- 64	65- 69	70- 79	80+

% of Benefit Base	4.00%	5.00%	6.00%	7.00%

The Joint GAW% for Joint Covered Persons (a single GAW% is calculated based on the age of the younger Covered Person):

	Age of Younger Covered Person When GAWs Begin	Age of Younger Covered Person When GAWs Begin	Age of Younger Covered Person When GAWs Begin	Age of Younger Covered Person When GAWs Begin

	59.5- 64	65- 69	70- 79	80+

% of Benefit Base	3.50%	4.50%	5.50%	6.50%

App D - 2

Each GAW% is increased by 1% for Withdrawals that begin at least 5 years after the date of Rider Contribution.

Roll-Up Fixed GLWB Rider (currently Great-West Secure Income Plus GLWB Rider):

Roll-Up Rate (to determine the guaranteed minimum amount): 5%.

The GAW% for a single Covered Person:

	Age When GAWs Begin	Age When GAWs Begin	Age When GAWs Begin	Age When GAWs Begin

	59.5- 64	65- 69	70- 79	80+

% of Benefit Base	4.00%	5.00%	6.00%	7.00%

The Joint GAW% for Joint Covered Persons (a single GAW% is calculated based on the age of the younger Covered Person):

	Age of Younger Covered Person When GAWs Begin	Age of Younger Covered Person When GAWs Begin	Age of Younger Covered Person When GAWs Begin	Age of Younger Covered Person When GAWs Begin

	59.5- 64	65- 69	70- 79	80+

% of Benefit Base	3.50%	4.50%	5.50%	6.50%

App D - 3

VARIABLE ANNUITY-2 SERIES ACCOUNT

GREAT-WEST SMART TRACK® II - 5 YEAR VARIABLE ANNUITY

Individual Flexible Premium Deferred

Variable Annuity Contracts

issued by

Great-West Life & Annuity Insurance Company

8515 E. Orchard Road

Greenwood Village, Colorado 80111

Telephone: (800) 537-2033

STATEMENT OF ADDITIONAL INFORMATION

This Statement of Additional Information is not a prospectus and should be read in conjunction with the Prospectus, dated December 29, 2017, which is available without charge by contacting the Retirement Resource Operations Center, P.O. Box 173920, Denver, Colorado 80217-3920 or at (877) 723-8723.

The date of this Statement of Additional Information is

December 29, 2017.

GENERAL INFORMATION

In order to supplement the description in the Prospectus, the following provides additional information about the Contracts and other matters which may be of interest to you. Terms used in this Statement of Additional Information have the same meanings as are defined in the Prospectus under the heading “Definitions.”

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY AND

VARIABLE ANNUITY-2 SERIES ACCOUNT

Great-West Life & Annuity Insurance Company (“Great-West”), the issuer of the Contract, is a Colorado corporation qualified to sell life insurance and annuity contracts in Puerto Rico, U.S. Virgin Islands, Guam, the District of Columbia and all states except New York. Great-West is a wholly-owned subsidiary of GWL&A Financial, Inc., a Delaware holding company. GWL&A Financial, Inc. is an indirect wholly-owned subsidiary of Great-West Lifeco Inc., a Canadian holding company. Great-West Lifeco Inc. is a subsidiary of Power Financial Corporation, a Canadian holding company with substantial interests in the financial services industry. Power Financial Corporation is a subsidiary of Power Corporation of Canada, a Canadian holding and management company. Through a group of private holding companies, The Desmarais Family Residuary Trust, created on October 8, 2013 under the Last Will and Testament of Paul G. Desmarais, has voting control of Power Corporation of Canada.

The assets allocated to the Variable Annuity-2 Series Account (the “Series Account”) are the exclusive property of Great-West. Registration of the Series Account under the Investment Company Act of 1940 does not involve supervision of the management or investment practices or policies of the Series Account or of Great-West by the Securities and Exchange Commission. Great-West may accumulate in the Series Account proceeds from charges under the Contracts and other amounts in excess of the Series Account assets representing reserves and liabilities under the Contract and other variable annuity contracts issued by Great-West. Great-West may from time to time transfer to its general account any of such excess amounts. Under certain remote circumstances, the assets of one Sub-Account may not be insulated from liability associated with another Sub-Account.

CALCULATION OF ANNUITY PAYMENTS

Variable Annuity Payout Options

Great-West converts the Accumulation Units for each Investment Strategy Sub-Account held by you into Annuity Units at their values determined as of the end of the valuation period which contains the Annuity Commencement Date. The number of Annuity Units paid for each Investment Strategy Sub-Account is determined by dividing the amount of the first payment by the Annuity Unit value on the first valuation date preceding the date the first payout is due. The number of Annuity Units used to calculate each payout for an Investment Strategy Sub-Account remains fixed during the Annuity Payment Period.

The first payment under a variable annuity payout option will be based on the value of each Investment Strategy Sub-Account on the first valuation date preceding the Annuity Commencement Date. We will determine it by applying the appropriate rate to the amount applied under the payout option. Payments after the first will vary depending upon the investment experience of the Investment Strategy Sub-Accounts. The subsequent amount paid is determined by multiplying (a) by (b) where (a) is the number of Annuity Units to be paid and (b) is the Annuity Unit value on the first valuation date preceding the date the annuity payout is due. The total amount of each variable annuity payout will be the sum of the variable annuity payments for each Investment Strategy Sub-Account.

SERVICES

A. Safekeeping of Series Account Assets

The assets of the Series Account are held by Great-West. The assets of the Series Account are kept physically segregated and held separate and apart from the general account of Great-West. Great-West maintains records of all purchases and redemptions of shares of the Portfolios. Additional protection for the assets of the Series Account is afforded by a financial institution bond that includes fidelity coverage issued to Great-West LifeCo, Inc. and subsidiary companies in the amount of $50 million (Canadian) per occurrence and $100 million (Canadian) aggregate, which covers all officers and employees of Great-West.

B. Independent Registered Public Accounting Firm

Deloitte & Touche LLP, 1601 Wewatta Street, Suite 400, Denver, Colorado 80202, serves as the Company’s and the Series Account’s independent registered public accounting firm.

The financial statements and financial highlights of each of the investment divisions of the Variable Annuity-2 Series Account of Great-West Life & Annuity Insurance Company included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing in the Registration Statement. The consolidated financial statements of Great-West Life & Annuity Insurance Company and Subsidiaries included in this Statement of Additional Information included in the Registration Statement have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing in the Registration Statement. Such financial statements have so been included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing.

C. Principal Underwriter

The offering of the Contracts is made on a continuous basis by GWFS Equities, Inc. (“GWFS”), a wholly-owned subsidiary of Great-West. GWFS is a Delaware corporation registered as a broker/dealer with the SEC, and a member of FINRA. Great-West does not anticipate discontinuing the offering of the Contract, although it reserves the right to do so. The Contract generally will be issued from birth to age 85.

D. Administrative Services

Certain administrative services are provided by GWFS to assist Great-West in processing the Contracts. These services are described in written agreements between GWFS and Great-West.

WITHHOLDING

Annuity payments and other amounts received under the Contract are subject to income tax withholding unless the recipient elects not to have taxes withheld. The amounts withheld will vary among recipients depending on the tax status of the individual and the type of payments from which taxes are withheld.

Notwithstanding the recipient’s election, withholding may be required with respect to certain payments to be delivered outside the United States. Moreover, special “backup withholding” rules may require Great-West to disregard the recipient’s election if the recipient fails to supply Great-West with a taxpayer identification number (“TIN”) (social security number for individuals), or if the Internal Revenue Service notifies Great-West that the TIN provided by the recipient is incorrect.

We may be required to withhold at a rate of 30% under the Foreign Account Tax Compliance Act (“FATCA”) on certain distributions to foreign financial institutions and non-financial foreign entities holding accounts on behalf of and/or the assets of U.S. persons unless the foreign entities provide us with certain certifications regarding their status under FATCA on the applicable IRS forms. Prospective purchasers with accounts in foreign financial institutions or non-financial foreign entities are advised to consult with a competent tax advisor regarding the application of FATCA to their purchase situation.

FINANCIAL STATEMENTS

The consolidated financial statements of Great-West should be considered only as bearing upon Great-West’s ability to meet its obligations under the Contracts, and they should not be considered as bearing on the investment performance of the Series Account. The variable interest of Owners under the Contracts is affected solely by the investment results of the Series Account.

APPENDIX A— HISTORICAL GUARANTEED ANNUAL WITHDRAWAL PERCENTAGES, RATES, AND CREDITS

Below are the historical Guaranteed Annual Withdrawal percentages (GAW%), Joint GAW%, Distribution Credit, and Accumulation Credit applicable to the GLWB Riders described in the Prospectus for the Contract. If a Rider is not listed, it means that the GAW%, Joint GAW%, Distribution Credit, and Accumulation Credit have not changed for the particular Rider and are as stated in the current Prospectus. You may contact the Retirement Resource Operations Center at (877) 723-8723 for the rates and credits applicable to your Contract. A complete description of the GLWB Riders can be found in the section of the Prospectus entitled “Guaranteed Lifetime Withdrawal Benefit Riders.”

CONTRACT APPLICATIONS SIGNED BETWEEN DECEMBER 30, 2016, AND DECEMBER 3, 2017:

The tables below list the GLWB Rider GAW%, Joint GAW%, Distribution Credit, and Accumulation Credit applicable for Contract applications signed between December 30, 2016, and December 3, 2017.

Great-West Secure Income Foundation GLWB Rider:

The GAW% for a single Covered Person is based on the age when GAWs begin according to the following table:

GAW% Table

	Age 59 1⁄2 - 64	Age 65 - 69	Age 70 - 79	Age 80+

% of Benefit Base	4.00%	5.00%	5.50%	6.50%

If there are Joint Covered Persons, a single GAW% is calculated based on the age of the younger Covered Person. This rate is the Joint GAW% and is based on the following table:
Joint GAW% Table

	Age 59 1⁄2 - 64	Age 65 - 69	Age 70 - 79	Age 80+

% of Benefit Base	3.50%	4.50%	5.00%	6.00%

Great-West Secure Income Max GLWB Rider:

The Distribution Credit for the Great-West Secure Income Max GLWB Rider is 1% for Contributions aged at least 5 years. The GAW% for a single Covered Person is based on the following table:

	Age When GAWs Begin	Age When GAWs Begin	Age When GAWs Begin	Age When GAWs Begin

	59.5- 64	65- 69	70- 79	80+

% of Benefit Base	4.00%	5.00%	5.50%	6.50%

If there are Joint Covered Persons, a single GAW% is calculated based on the age of the younger Covered Person. This rate is the Joint GAW% and is based on the following table:

	Age of Younger Covered Person When GAWs Begin	Age of Younger Covered Person When GAWs Begin	Age of Younger Covered Person When GAWs Begin	Age of Younger Covered Person When GAWs Begin
	59.5- 64	65- 69	70- 79	80+
% of Benefit Base	3.50%	4.50%	5.00%	6.00%

The Great-West Secure Income Max GLWB Rider increases each GAW% by 1% for Withdrawals that begin at least 5 years after the date of Rider Contribution.

CONTRACT APPLICATIONS SIGNED BEFORE DECEMBER 30, 2016:

Below are the initial Guaranteed Annual Withdrawal percentages (GAW%), Joint GAW%, Bonus Rate (now called Distribution Credit), and Roll-Up Rate (now called Accumulation Credit) applicable to the GLWB Riders described in the Prospectus for the Contract. A complete description of the GLWB Riders can be found in the section of the Prospectus entitled “Guaranteed Lifetime Withdrawal Benefit Riders.”

The initial GLWB Rider GAW%, Joint GAW%, Bonus Rate (now called Distribution Credit), and Roll-Up Rate (now called Accumulation Credit) are applicable for Contract applications signed before December 30, 2016. You may contact the Retirement Resource Operations Center at (877) 723-8723 for the rates and credits applicable to your Contract.

Lifetime Income Lock Fixed GLWB Rider (currently Great-West Secure Income Foundation GLWB Rider):

The GAW% for a single Covered Person (based on the age when GAWs begin):

GAW% Table
	Age 59 1⁄2 - 64	Age 65 - 69	Age 70 - 79	Age 80+
% of Benefit Base	4.00%	5.00%	6.00%	7.00%

The Joint GAW% for Joint Covered Persons (a single GAW% calculated based on the age of the younger Covered Person):

Joint GAW% Table
	Age 59 1⁄2 - 64	Age 65 - 69	Age 70 - 79	Age 80+
% of Benefit Base	3.50%	4.50%	5.50%	6.50%

T-Note Tracker GLWB Rider:

The GAW% for a single Covered Person, subject to a minimum and maximum GAW% (based on the age of the Covered Person):

GAW% Table

	10-Year Treasury Yield	Age 59 1⁄2 - 64	Age 65 - 69	Age 70 +

	<4%	3.00%	4.00%	4.50%

	4% - 4.99%	3.15%	4.50%	4.95%

	5% - 5.99%	3.85%	5.50%	6.05%

	6% - 6.99%	4.55%	6.50%	7.15%

	7% - 7.99%	5.25%	7.50%	8.25%

	8%+	5.60%	8.00%	8.30%

The Joint GAW% for Joint Covered Persons (a single GAW% is calculated based on the age of the younger Covered Person):

Joint GAW% Table

	10-Year Treasury Yield	Age 59 1⁄2 - 64	Age 65 - 69	Age 70 +

	<4%	2.70%	3.60%	4.05%

	4% - 4.99%	2.835%	4.05%	4.455%

	5% - 5.99%	3.465%	4.95%	5.445%

	6% - 6.99%	4.095%	5.85%	6.435%

	7% - 7.99%	4.725%	6.75%	7.425%

	8%+	5.04%	7.20%	7.47%

Enhanced Withdrawal Fixed GLWB Rider (currently Great-West Secure Income Max GLWB Rider):

Bonus Rate: 1% for Contributions aged at least 5 years.

The GAW% for a single Covered Person:

	Age When GAWs Begin	Age When GAWs Begin	Age When GAWs Begin	Age When GAWs Begin

	59.5- 64	65- 69	70- 79	80+

% of Benefit Base	4.00%	5.00%	6.00%	7.00%

The Joint GAW% for Joint Covered Persons (a single GAW% is calculated based on the age of the younger Covered Person):

	Age of Younger Covered Person When GAWs Begin	Age of Younger Covered Person When GAWs Begin	Age of Younger Covered Person When GAWs Begin	Age of Younger Covered Person When GAWs Begin

	59.5- 64	65- 69	70- 79	80+

% of Benefit Base	3.50%	4.50%	5.50%	6.50%

Each GAW% is increased by 1% for Withdrawals that begin at least 5 years after the date of Rider Contribution.

Roll-Up Fixed GLWB Rider (currently Great-West Secure Income Plus GLWB Rider):

Roll-Up Rate (to determine the guaranteed minimum amount): 5%.

The GAW% for a single Covered Person:

	Age When GAWs Begin	Age When GAWs Begin	Age When GAWs Begin	Age When GAWs Begin

	59.5- 64	65- 69	70- 79	80+

% of Benefit Base	4.00%	5.00%	6.00%	7.00%

The Joint GAW% for Joint Covered Persons (a single GAW% is calculated based on the age of the younger Covered Person):

	Age of Younger Covered Person When GAWs Begin	Age of Younger Covered Person When GAWs Begin	Age of Younger Covered Person When GAWs Begin	Age of Younger Covered Person When GAWs Begin

	59.5- 64	65- 69	70- 79	80+

% of Benefit Base	3.50%	4.50%	5.50%	6.50%

Great-West Life & Annuity Insurance
Company (a wholly-owned subsidiary of
GWL&A Financial Inc.)
Consolidated Balance Sheets as of December 31, 2016 and 2015 and
Related Statements of Income, Comprehensive Income (Loss),
Stockholder’s Equity and Cash Flows for Each of the Three Years in the
Period Ended December 31, 2016 and Report of Independent Registered
Public Accounting Firm

1

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Stockholder of

Great-West Life & Annuity Insurance Company

Greenwood Village, Colorado

We have audited the accompanying consolidated balance sheets of Great-West Life & Annuity Insurance Company and subsidiaries (the “Company”) as of December 31, 2016 and 2015, and the related consolidated statements of income, comprehensive income (loss), stockholder’s equity, and cash flows for each of the three years in the period ended December 31, 2016. These consolidated financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States) and in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the consolidated financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such consolidated financial statements present fairly, in all material respects, the financial position of Great-West Life & Annuity Insurance Company and subsidiaries as of December 31, 2016 and 2015, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2016, in conformity with accounting principles generally accepted in the United States of America.

/s/ DELOITTE & TOUCHE LLP

Denver, Colorado

March 1, 2017

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GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Consolidated Balance Sheets

December 31, 2016, and 2015

(In Thousands, Except Share Amounts)

	December 31,
	2016	2015
Assets
Investments:
Fixed maturities, available-for-sale, at fair value (amortized cost of $21,672,727 and $20,007,462)	$22,153,703	$20,531,627
Fixed maturities, held-for-trading, at fair value (amortized cost of $519,495 and $612,899)	514,738	615,839
Mortgage loans on real estate (net of valuation allowances of $2,882 and $2,890)	3,558,826	3,247,704
Policy loans	4,019,648	4,092,661
Short-term investments (amortized cost of $303,988 and $267,026)	303,988	267,026
Limited partnership and other corporation interests	34,895	40,980
Other investments	15,052	15,189

Total investments	30,600,850	28,811,026
Other assets:
Cash	18,321	34,362
Reinsurance recoverable	598,864	604,946
Deferred acquisition costs (“DAC”) and value of business acquired (“VOBA”)	486,690	414,143
Investment income due and accrued	287,681	283,183
Due from parent and affiliates	81,995	62,596
Goodwill	137,683	137,683
Other intangible assets	20,087	23,819
Other assets	1,021,210	874,918
Assets of discontinued operations	17,652	21,910
Separate account assets	27,037,765	26,631,193

Total assets	$60,308,798	$57,899,779

See notes to consolidated financial statements.	(Continued)

3

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Consolidated Balance Sheets

December 31, 2016, and 2015

(In Thousands, Except Share Amounts)

	December 31,
	2016	2015
Liabilities and stockholder’s equity
Policy benefit liabilities:
Future policy benefits	$28,872,899	$27,110,981
Policy and contract claims	372,259	354,899
Policyholders’ funds	285,554	299,577
Provision for policyholders’ dividends	49,521	55,481
Undistributed earnings on participating business	15,573	17,024

Total policy benefit liabilities	29,595,806	27,837,962
General liabilities:
Due to parent and affiliates	537,990	540,310
Commercial paper	99,049	93,371
Deferred income tax liabilities, net	191,911	137,116
Other liabilities	816,304	755,651
Liabilities of discontinued operations	17,652	21,910
Separate account liabilities	27,037,765	26,631,193

Total liabilities	58,296,477	56,017,513

Commitments and contingencies (See Note 21)
Stockholder’s equity:
Preferred stock, $1 par value, 50,000,000 shares authorized; none issued and outstanding	—	—
Common stock, $1 par value, 50,000,000 shares authorized; 7,292,708 and 7,232,986 shares issued and outstanding	7,293	7,233
Additional paid-in capital	863,031	840,874
Accumulated other comprehensive income	235,875	233,438
Retained earnings	906,122	800,721

Total stockholder’s equity	2,012,321	1,882,266

Total liabilities and stockholder’s equity	$60,308,798	$57,899,779

See notes to consolidated financial statements.	(Concluded)

4

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Consolidated Statements of Income

Years Ended December 31, 2016, 2015, and 2014

(In Thousands, Except Share Amounts)

	Year Ended December 31,
	2016	2015	2014
Revenues:
Premium income	$465,349	$445,550	$446,395
Fee income	956,817	944,526	729,179
Other revenue	12,261	13,563	7,506
Net investment income	1,276,559	1,254,430	1,228,388
Realized investment gains (losses), net:
Total other-than-temporary losses	(4,963)	(1,044)	(4,334)
Other-than-temporary (gains) losses transferred to other comprehensive income	—	(78)	—
Other realized investment gains (losses), net	97,845	84,832	151,705

Total realized investment gains (losses), net	92,882	83,710	147,371

Total revenues	2,803,868	2,741,779	2,558,839

Benefits and expenses:
Life and other policy benefits	709,333	636,855	643,420
Decrease in future policy benefits	(124,576)	(41,636)	(56,073)
Interest paid or credited to contractholders	608,803	583,319	575,400
Provision for policyholders’ share of losses on participating business	(1,024)	(1,267)	(1,041)
Dividends to policyholders	48,487	57,356	60,739

Total benefits	1,241,023	1,234,627	1,222,445
General insurance expenses	1,181,227	1,078,996	780,991
Amortization of DAC and VOBA	31,309	100,589	44,845
Interest expense	33,705	38,588	37,286

Total benefits and expenses	2,487,264	2,452,800	2,085,567

Income before income taxes	316,604	288,979	473,272
Income tax expense	85,512	98,524	155,903

Net income	$231,092	$190,455	$317,369

See notes to consolidated financial statements.

5

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Consolidated Statements of Comprehensive Income (Loss)

Years Ended December 31, 2016, 2015, and 2014

(In Thousands, Except Share Amounts)

	Year Ended December 31,
	2016	2015	2014
Net income	$231,092	$190,455	$317,369

Components of other comprehensive income (loss)
Unrealized holding gains (losses), net, arising on available-for-sale fixed maturity investments	20,295	(643,880)	586,458
Unrealized holding gains (losses), net, arising on cash flow hedges	44,776	31,061	20,137
Reclassification adjustment for (gains) losses, net, realized in net income	(74,271)	(52,597)	(56,159)

Net unrealized gains (losses) related to investments	(9,200)	(665,416)	550,436

Future policy benefits, DAC and VOBA adjustments	10,983	65,245	(58,760)
Employee benefit plan adjustment	1,966	31,586	(95,886)

Other, net	12,949	96,831	(154,646)

Other comprehensive income (loss) before income taxes	3,749	(568,585)	395,790
Income tax expense (benefit) related to items of other comprehensive income	1,312	(199,005)	138,526

Other comprehensive income (loss) (1)	2,437	(369,580)	257,264

Total comprehensive income (loss)	$233,529	$(179,125)	$574,633

(1) Other comprehensive income (loss) includes the non-credit component of impaired losses on fixed maturities available-for-sale, net of future policy benefits, DAC and VOBA adjustments and income taxes, in the amounts of $(6,520), $(6,596), and $177 for the years ended December 31, 2016, 2015, and 2014, respectively.

See notes to consolidated financial statements.

6

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Consolidated Statements of Stockholder’s Equity

Years Ended December 31, 2016, 2015, and 2014

(In Thousands, Except Share Amounts)

	Common stock	Additional paid-in capital	Accumulated other comprehensive income (loss)	Retained earnings	Total

Balances, January 1, 2014	$7,032	$774,115	$345,754	$748,831	$1,875,732
Net income	—	—	—	317,369	317,369
Other comprehensive income, net of income taxes	—	—	257,264	—	257,264
Dividends	—	—	—	(316,401)	(316,401)
Share-based compensation	—	3,384	—	—	3,384
Income tax benefit on share-based compensation	—	165	—	—	165

Balances, December 31, 2014	7,032	777,664	603,018	749,799	2,137,513
Net income	—	—	—	190,455	190,455
Other comprehensive loss, net of income taxes	—	—	(369,580)	—	(369,580)
Dividends	—	—	—	(139,533)	(139,533)
Common stock issuance	201	60,602	—	—	60,803
Share-based compensation	—	1,655	—	—	1,655
Income tax benefit on share-based compensation	—	953	—	—	953

Balances, December 31, 2015	7,233	840,874	233,438	800,721	1,882,266
Net income	—	—	—	231,092	231,092
Other comprehensive income, net of income taxes	—	—	2,437	—	2,437
Dividends	—	—	—	(125,691)	(125,691)
Common stock issuance	60	19,690	—	—	19,750
Share-based compensation	—	2,190	—	—	2,190
Income tax benefit on share-based compensation	—	277	—	—	277

Balances, December 31, 2016	$7,293	$863,031	$235,875	$906,122	$2,012,321

See notes to consolidated financial statements.

7

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Consolidated Statements of Cash Flows

Years Ended December 31, 2016, 2015, and 2014

(In Thousands, Except Share Amounts)

	Year ended December 31,
	2016	2015	2014
Cash flows from operating activities:
Net income	$231,092	$190,455	$317,369
Adjustments to reconcile net income to net cash provided by operating activities:
Losses allocated to participating policyholders	(1,024)	(1,267)	(1,041)
Amortization of premiums (accretion of discounts) on investments, net	2,209	(12,213)	(42,022)
Net realized (gains) losses on investments	(75,472)	(73,331)	(64,323)
Net proceeds (purchases) of trading securities	107,770	(277,510)	11,478
Interest credited to contractholders	606,790	577,548	571,860
Depreciation and amortization	74,987	139,735	76,461
Deferral of acquisition costs	(93,621)	(64,709)	(110,843)
Deferred income taxes	53,481	21,682	75,044
Contingent consideration	(209)	(17,600)	—
Amortization of low-income housing partnerships	372	4,563	21,713
Other, net	(1,366)	(3,072)	(4,984)
Changes in assets and liabilities:
Policy benefit liabilities	(231,952)	(273,507)	(151,096)
Reinsurance recoverable	10,340	8,738	(18,054)
Investment income due and accrued	(4,392)	(4,385)	(8,951)
Other, net	(23,705)	8,949	(12,273)

Net cash provided by operating activities	655,300	224,076	660,338

Cash flows from investing activities:
Proceeds from sales, maturities, and redemptions of investments:
Fixed maturities, available-for-sale	6,229,209	5,470,124	4,124,159
Mortgage loans on real estate	389,663	594,497	384,306
Limited partnership interests, other corporation interests, and other investments	10,742	6,833	7,555
Purchases of investments:
Fixed maturities, available-for-sale	(7,840,166)	(6,468,699)	(5,174,996)
Mortgage loans on real estate	(694,127)	(448,924)	(609,008)
Limited partnership interests, other corporation interests, and other investments	(5,766)	(1,527)	(2,983)
Net change in short-term investments	(39,677)	(2,238)	22,096
Policy loans, net	5,527	98,143	(11,169)
Acquisition payment	—	—	(28,356)
Purchases of furniture, equipment, and software	(44,644)	(78,778)	(35,537)

Net cash used in investing activities	(1,989,239)	(830,569)	(1,323,933)

See notes to consolidated financial statements.	(Continued)

8

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Consolidated Statements of Cash Flows

Years Ended December 31, 2016, 2015, and 2014

(In Thousands, Except Share Amounts)

	Year ended December 31,
	2016	2015	2014
Cash flows from financing activities:
Contract deposits	$3,546,320	$2,527,039	$2,709,043
Contract withdrawals	(2,098,286)	(1,782,571)	(1,757,936)
Change in due to/from parent and affiliates	(21,719)	(22,359)	49,337
Dividends paid	(125,691)	(139,533)	(316,401)
Proceeds from issuance of common stock	19,750	60,803	—
Proceeds from financing element derivatives	—	—	5,516
Payments for and interest paid on financing element derivatives, net	(6,744)	(9,383)	(8,392)
Payment of contingent consideration	(14,400)	—	—
Net commercial paper borrowings	5,678	(5,218)	(401)
Change in book overdrafts	12,713	(1,651)	(12,052)
Income tax benefit of stock option exercises	277	953	165

Net cash provided by financing activities	1,317,898	628,080	668,879

Net (decrease) increase in cash	(16,041)	21,587	5,284
Cash, beginning of year	34,362	12,775	7,491

Cash, end of year	$18,321	$34,362	$12,775

Supplemental disclosures of cash flow information:
Net cash (paid) received during the year for:
Income taxes	$(1,543)	$(4,093)	$46,453
Interest	(31,254)	(37,288)	(37,284)
Non-cash investing and financing transactions during the years:
Share-based compensation expense	$(2,190)	$(1,655)	$(3,384)
Contingent consideration	—	—	(32,209)

See notes to consolidated financial statements.	(Concluded)

9

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

(Dollars in Thousands, Except Share Amounts)

1.  Organization and Significant Accounting Policies

Organization

Great-West Life & Annuity Insurance Company (“GWLA”) and its subsidiaries (collectively, the “Company”) is a direct wholly-owned subsidiary of GWL&A Financial Inc. (“GWL&A Financial”), a holding company formed in 1998. GWL&A Financial is a direct wholly-owned subsidiary of Great-West Lifeco U.S. LLC (“Lifeco U.S.”) and an indirect wholly-owned subsidiary of Great-West Lifeco Inc. (“Lifeco”), a Canadian holding company. The Company offers a wide range of life insurance, retirement, and investment products to individuals, businesses, and other private and public organizations throughout the United States. The Company is an insurance company domiciled in the State of Colorado and is subject to regulation by the Colorado Division of Insurance.

Basis of Presentation

The consolidated financial statements include the accounts of the Company and the accounts of its subsidiaries over which it exercises control and are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). Intercompany transactions and balances have been eliminated in consolidation.

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Significant estimates are required to account for items and matters such as, but not limited to, the valuation of investments and derivatives in the absence of quoted market values, impairment of investments, accounting for derivative financial instruments, valuation of DAC and VOBA, valuation of policy benefit liabilities, valuation of employee benefits plan obligation, the valuation of deferred tax assets or liabilities, net, and valuation of contingent consideration. Actual results could differ from those estimates.

Summary of Significant Accounting Policies

Investments

Investments are reported as follows:

1.	The Company classifies the majority of its fixed maturity investments as available-for-sale which are recorded at fair value with the related net unrealized gain or loss, net of policyholder related amounts, and deferred taxes, recorded in accumulated other comprehensive income (loss) (“AOCI”). Included in fixed maturities are perpetual debt investments which primarily consist of junior subordinated debt instruments that have no stated maturity date but pay fixed or floating interest in perpetuity. Also included in AOCI is net unrealized gain or loss resulting from foreign currency translations of fixed maturity investments denominated in foreign currencies.

Premiums and discounts are recognized as a component of net investment income using the effective interest method. Realized gains and losses are included in net realized investment gains (losses), declines in value determined to be other-than-temporary are included in total other-than-temporary losses, and realized gains and losses from foreign currency translations are recorded in net investment income.

The Company also classifies certain fixed maturity investments as held-for-trading. Assets in the held-for-trading category are carried at fair value with changes in fair value reported in net investment income.

The recognition of income on certain investments (e.g. loan-backed securities, including mortgage-backed and asset-backed securities) is dependent upon market conditions, which may result in prepayments and changes in amounts to be earned. Prepayments on all mortgage-backed and asset-backed securities are monitored monthly, and amortization of the premium and/or the accretion of the discount associated with the purchase of such securities are adjusted by such prepayments.

10

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

(Dollars in Thousands, Except Share Amounts)

The Company recognizes the acquisition of its public fixed maturity investments on a trade date basis and its private placement investments on a funding date basis.

2.	Mortgage loans on real estate consist primarily of domestic commercial collateralized loans and are carried at their unpaid principal balances adjusted for any unamortized premiums or discounts, origination fees, provision allowances, and foreign currency translations. Interest income is accrued on the unpaid principal balance for all loans, except for loans on non-accrual status. Premiums, discounts, and origination fees are amortized to net investment income using the effective interest method. Prepayment penalty fees are recognized in other realized investment gains upon receipt.

The Company actively manages its mortgage loan portfolio by completing ongoing comprehensive analysis of factors such as debt service coverage ratios, loan-to-value ratios, payment status, default or legal status, annual collateral property evaluations, and general market conditions. On a quarterly basis, the Company reviews the above primary credit quality indicators in its internal risk assessment of loan impairment and credit loss. Management’s risk assessment process is subjective and includes the categorization of all loans, based on the above mentioned credit quality indicators, into one of the following categories:

•	Performing - generally indicates the loan has standard market risk and is within its original underwriting guidelines.
•	Non-performing - generally indicates there is a potential for loss due to the deterioration of financial/monetary default indicators or potential foreclosure. Due to the potential for loss, these loans are evaluated for impairment.

The adequacy of the Company’s mortgage provision allowance is reviewed quarterly. The determination of the calculation and the adequacy of the mortgage provision allowance and mortgage impairments involve judgments that incorporate qualitative and quantitative Company and industry mortgage performance data. Management’s periodic evaluation and assessment of the adequacy of the mortgage provision allowance and the need for mortgage impairments is based on known and inherent risks in the portfolio, adverse situations that may affect the borrower’s ability to repay, the fair value of the underlying collateral, composition of the loan portfolio, current economic conditions, loss experience, and other relevant factors. Loans included in the non-performing category and other loans with certain substandard credit quality indicators are individually reviewed to determine if a specific impairment is required. Risk is mitigated primarily through first position collateralization, guarantees, loan covenants, and borrower reporting requirements. Since the Company does not originate or hold uncollateralized mortgages, loans are generally not deemed fully uncollectable. Generally, unrecoverable amounts are written off during the final stage of the foreclosure process.

Loan balances are considered past due when payment has not been received based on contractually agreed upon terms. The accrual of interest is discontinued when concerns exist regarding the realization of loan principal or interest. The Company resumes interest accrual on loans when a loan returns to current status or under new terms when loans are restructured or modified.

On a quarterly basis, any loans with terms that were modified during that period are reviewed to determine if the loan modifications constitute a troubled debt restructuring (“TDR”). In evaluating whether a loan modification constitutes a TDR, it must be determined that the modification is a significant concession and the debtor is experiencing financial difficulties.

3.	Limited partnership and other corporation interests are accounted for using either the cost or equity method of accounting. The Company uses the cost method on investments where it has a minor equity interest and no significant influence over the entity’s operations. The Company uses the equity method when it has a partnership interest that is considered more than minor, although the Company has no significant influence over the entity’s operations. Also included in limited partnership interests are limited partnerships established for the purpose of investing in low-income housing that qualify for federal and state tax credits. These interests are carried at amortized cost as determined using the effective yield method.

In the normal course of its activities, the Company is involved with other entities that are considered variable interest entities (“VIE”). The Company would be determined to be a primary beneficiary, and thus consolidate the VIE when the Company has both (a) the power to direct the activities of a VIE that most significantly impact the VIE’s economic performance, and (b) the obligation to absorb losses of the VIE that could potentially be significant to the VIE or the right to receive benefits from the VIE that could potentially be significant to the VIE. The Company would also consolidate a VIE when it has, directly or indirectly, more than 50% of the outstanding voting shares (or more than 50% of the kick-out rights through voting interests for investments in limited partnerships). When the Company becomes involved with an entity and when the nature of the Company’s involvement with the entity changes, in order to determine if the Company must consolidate the entity, it evaluates:

•	The structure and purpose of the entity;

11

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

(Dollars in Thousands, Except Share Amounts)

•	The risks and rewards created by and shared through the entity;
•	The entity’s participants’ ability to direct the activities, receive its benefits, and absorb its losses; and
•	If the Company has more than 50% of the outstanding voting rights or can unilaterally exercise substantive kick-out rights.

The Company performs ongoing qualitative analyses of its involvement with VIEs to determine if consolidation is required.

4.	Policy loans are carried at their unpaid balances. Interest income on policy loans is recognized in net investment income at the contract interest rate when earned. Policy loans are fully collateralized by the cash surrender value of the associated insurance policy.

5.	Short-term investments include securities purchased with investment intent and with initial maturities of one year or less, and are generally carried at fair value which is approximated from amortized cost. They also include highly liquid money market securities that are traded in an active market and are carried at fair value.

6.	The Company participates in a securities lending program in which the Company lends fixed maturity securities that are held as part of its general account investment portfolio to third parties. The Company does not enter into these types of transactions for liquidity purposes, but rather for yield enhancement on its investment portfolio. The borrower can return and the Company can request the loaned securities be returned at any time. The Company maintains ownership of the securities at all times and is entitled to receive from the borrower any payments for interest received on such securities during the loan term. Securities lending transactions are accounted for as secured borrowings. The securities on loan are included within fixed maturities and short-term investments in the accompanying consolidated balance sheets. The securities lending agent indemnifies the Company against borrower risk, meaning that the lending agent agrees contractually to replace securities not returned due to a borrower default. The Company generally requires initial collateral in an amount greater than or equal to 102% of the fair value of domestic securities loaned and 105% of foreign securities loaned. Such collateral is used to replace the securities loaned in event of default by the borrower. Acceptable collateral is generally defined as government securities, letters of credit and/or cash collateral. Some cash collateral may be reinvested in short-term repurchase agreements which are also collateralized by U.S. Government or U.S. Government Agency securities. Reinvested cash collateral is recognized within collateral under securities lending agreements in the accompanying consolidated balance sheets. Non-cash collateral is not recognized as the Company does not have effective control.

7.	The Company’s other-than-temporary impairments (“OTTI”) accounting policy requires that a decline in the value of a security below its cost or amortized cost basis be assessed to determine if the decline is other-than-temporary. The assessment of whether an OTTI has occurred on fixed maturity investments, where management does not intend to sell the fixed maturity investment and it is not more likely than not the Company will be required to sell the fixed maturity investment before recovery of its amortized cost basis, is based upon management’s case-by-case evaluation of the underlying reasons for the decline in fair value of each individual security. Management considers a wide range of factors, as described below, regarding the security issuer and uses its best judgment in evaluating the cause of the decline in its estimated fair value and in assessing the prospects for near-term recovery.

Considerations used by the Company in the impairment evaluation process include, but are not limited to, the following:

•	The extent to which estimated fair value is below cost;
•	Whether the decline in fair value is attributable to specific adverse conditions affecting a particular instrument, its issuer, an industry, or geographic area;
•	The length of time for which the estimated fair value has been below cost;
•	Downgrade of a fixed maturity investment by a credit rating agency;
•	Deterioration of the financial condition of the issuer;
•	The payment structure of the fixed maturity investment and the likelihood of the issuer being able to make payments in the future; and
•	Whether dividends have been reduced or eliminated or scheduled interest payments have not been made.

12

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

(Dollars in Thousands, Except Share Amounts)

If either (a) management has the intent to sell a fixed maturity investment or (b) it is more likely than not the Company will be required to sell a fixed maturity investment before its anticipated recovery, a charge is recorded in net realized investment losses equal to the difference between the fair value and cost or amortized cost basis of the security. If management does not intend to sell the security and it is not more likely than not the Company will be required to sell the fixed maturity investment before recovery of its amortized cost basis, but the present value of the cash flows expected to be collected (discounted at the effective interest rate implicit in the fixed maturity investment prior to impairment) is less than the amortized cost basis of the fixed maturity investment (referred to as the credit loss portion), an OTTI is considered to have occurred. In this instance, total OTTI is bifurcated into two components: the amount related to the credit loss, which is recognized in current period earnings; and the amount attributed to other factors (referred to as the non-credit portion), which is recognized as a separate component in AOCI. The expected cash flows utilized during the impairment evaluation process are determined using judgment and the best information available to the Company including default rates, credit ratings, collateral characteristics, and current levels of subordination. After the recognition of an OTTI, a fixed maturity investment is accounted for as if it had been purchased on the measurement date of the OTTI, with an amortized cost basis equal to the previous amortized cost basis less the OTTI recognized in earnings. The difference between the new amortized cost basis and the future cash flows is accreted into net investment income. The Company continues to estimate the present value of cash flows expected to be collected over the life of the security.

Derivative financial instruments

The Company enters into derivative transactions which include the use of interest rate swaps, interest rate swaptions, cross-currency swaps, foreign currency forwards, U.S. government treasury futures, Eurodollar futures, futures on equity indices, interest rate swap futures, and other forward contracts. The Company uses these derivative instruments to manage various risks, including interest rate and foreign currency exchange rate risk associated with its invested assets and liabilities. Derivative instruments are not used for speculative reasons. Certain of the Company’s over-the-counter (“OTC”) derivatives are cleared and settled through a central clearing counterparty while others are bilateral contracts between the Company and a counterparty.

All derivatives, regardless of hedge accounting treatment, are recorded in other assets and other liabilities at fair value. Although some derivatives are executed under a master netting arrangement, the Company does not offset in the consolidated balance sheets the fair value of those derivative instruments and the related cash collateral or net derivative receivables and payables executed with the same counterparty under the same master netting arrangement. At inception of a derivative transaction, the hedge relationship and risk management objective is documented and the designation of the derivative is determined based on specific criteria of the transaction. Accounting for the ongoing changes in the fair value of a derivative depends on the intended use of the derivative. If the derivative is designated as a cash flow hedge, the effective portions of the changes in the fair value of the derivative are recorded in AOCI and are recognized in the consolidated income statements when the hedged item affects earnings. Changes in fair value resulting from foreign currency translations are recorded in either AOCI or net investment income, consistent with where they are recorded on the underlying hedged asset or liability. If the derivative is designated as a fair value hedge, the changes in its fair value and of the fair value of the hedged item attributable to the hedged risk are recognized in earnings in net investment income. Changes in the fair value, including changes resulting from foreign currency translations, of derivatives not qualifying for hedge accounting or where hedge accounting is not elected and the over effective portion of cash flow hedges are recognized in net investment income in the period of the change. Realized foreign currency transactional gains and losses, regardless of hedge accounting treatment, are recorded in net investment income. Termination of derivative contracts prior to expiration generally result in investment gains and losses. Fluctuations in interest rates, foreign currencies, or equity markets may cause the Company to experience volatility in net income.

The Company uses forward settling TBA securities to gain exposure to the investment risk and return of agency mortgage-backed securities (pass-throughs). These transactions are utilized to enhance the return of the Company’s investment portfolio and are accounted for as derivative instruments not qualifying for hedge accounting. The Company purchases agency mortgage-backed TBAs yet does not always take physical delivery of a security but rather may roll the security into the next month. The Company generally takes physical delivery of a security before year end. Changes in fair value on open TBA transactions are recorded in net investment income while realized investment gains or losses are recorded once the Company cash settles or accepts physical delivery of a security.

As part of its hedging strategy, the Company may enter into certain derivative transactions where a cash investment is made by one party. Certain derivative instruments that contain a financing element at inception and where the Company is deemed to be the borrower are included in financing activities in the consolidated statements of cash flows. The cash flows from all other derivative transactions are included in operating activities.

13

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

(Dollars in Thousands, Except Share Amounts)

The Company uses derivative financial instruments for risk management purposes associated with certain invested assets and policy liabilities. Derivatives are used to (a) hedge the economic effects of interest rate and stock market movements on the Company’s guaranteed lifetime withdrawal benefit (“GLWB”) liability, (b) hedge the economic effect of a large increase in interest rates on the Company’s general account life insurance, group pension liabilities, and certain separate account life insurance liabilities, (c) hedge the economic risks of other transactions such as future asset acquisitions or dispositions, the timing of liability pricing, currency risks on non-U.S. dollar denominated assets, and (d) convert floating rate assets or debt obligations to fixed rate assets or debt obligations for asset/liability management purposes.

The Company controls the credit risk of its derivative contracts through credit approvals, limits, monitoring procedures, and in many cases, requiring collateral. The Company’s exposure is limited to the portion of the fair value of derivative instruments that exceeds the value of the collateral held and not to the notional or contractual amounts of the derivatives.

Derivatives in a net asset position may have cash or securities pledged as collateral to the Company in accordance with the collateral support agreements with the counterparty. This collateral is held in a custodial account for the benefit of the Company. Unrestricted cash collateral is included in other assets and the obligation to return it is included in other liabilities. The cash collateral is reinvested in a government money market fund. Cash collateral pledged by the Company is included in other assets.

Fair Value

Certain assets and liabilities are recorded at fair value on the Company’s consolidated balance sheets. The Company defines fair value as the price that would be received to sell an asset or paid to transfer a liability in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. The Company categorizes its assets and liabilities measured at fair value on a recurring basis into a three-level hierarchy, based on the priority of the inputs to the respective valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Company’s assets and liabilities recorded at fair value on a recurring basis have been categorized based upon the following fair value hierarchy:

•	Level 1 inputs utilize observable, quoted prices (unadjusted) in active markets for identical assets or liabilities that the Company has the ability to access at the measurement date. Financial assets and liabilities utilizing Level 1 inputs include certain money market funds.

•	Level 2 inputs utilize other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. Level 2 inputs include quoted prices for similar assets and liabilities in active markets and inputs other than quoted prices that are observable for the asset or liability, such as interest rates and yield curves that are observable at commonly quoted intervals. The fair values for some Level 2 securities are obtained from pricing services. The inputs used by the pricing services are reviewed at least quarterly or when the pricing vendor issues updates to its pricing methodology. For fixed maturity securities and separate account assets and liabilities, inputs include benchmark yields, reported trades, broker-dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers, and reference data including market research publications. Additional inputs utilized for assets and liabilities classified as Level 2 are:

•	Asset-backed, residential mortgage-backed, commercial mortgage-backed securities, and collateralized debt obligations - new issue data, monthly payment information, collateral performance, and third party real estate analysis.
•	U.S. states and their subdivisions - material event notices.
•	Short-term investments - valued based on amortized cost due to their short term nature and high credit quality of the issuers.
•	Derivative instruments - trading activity, swap curves, credit spreads, currency volatility, net present value of cash flows, and news sources.
•	Separate account assets and liabilities - various index data and news sources, amortized cost (which approximates fair value), trading activity, swap curves, credit spreads, recovery rates, restructuring, net present value of cash flows, and quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

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GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

(Dollars in Thousands, Except Share Amounts)

•	Level 3 inputs are unobservable and include situations where there is little, if any, market activity for the asset or liability. In general, the prices of Level 3 securities are obtained from single broker quotes and internal pricing models. If the broker’s inputs are largely unobservable, the valuation is classified as a Level 3. Broker quotes are validated through an internal analyst review process, which includes validation through known market conditions and other relevant data, as noted below. Internal models are usually cash flow based utilizing characteristics of the underlying collateral of the security such as default rate and other relevant data. Inputs utilized for securities classified as Level 3 are as follows:

•	Corporate debt securities - unadjusted single broker quotes which may be in an illiquid market or otherwise deemed unobservable.
•	Asset-backed securities - internal models utilizing asset-backed securities index spreads.
•	GLWB - internal models utilizing long-term equity and interest rate implied volatility, mortality, and policyholder behavior assumptions, such as benefit utilization and partial withdrawals.

The fair value of certain investments in the separate accounts, limited partnerships, and common collective trusts are estimated using net asset value per unit as a practical expedient and are excluded from the fair value hierarchy tables in Notes 8 and 17. These net asset values are based on the fair value of the underlying investments less liabilities.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, the level in the fair value hierarchy within which the fair value measurement in its entirety falls has been determined based on the lowest level input that is significant to the fair value measurement in its entirety. The Company’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to the asset or liability.

Overall, transfers between levels are attributable to a change in the observability of inputs. Assets and liabilities are transferred to a lower level in the hierarchy when a significant input cannot be corroborated with market observable data. This may occur when market activity decreases and underlying inputs cannot be observed, current prices are not available, and/or when there are significant variances in quoted prices, thereby affecting transparency. Assets and liabilities are transferred to a higher level in the hierarchy when circumstances change such that a significant input can be corroborated with market observable data. This may be due to a significant increase in market activity including recent trades, a specific event, or one or more significant input(s) becoming observable. All transfers between levels are recognized at the beginning of the reporting period in which the transfer occurred.

The policies and procedures utilized to review, account for, and report on the value and level of the Company’s securities were determined and implemented by the Finance division. The Investments division is responsible for the processes related to security purchases and sales and provides valuation and leveling input to the Finance division when necessary. Both divisions within the Company have worked in conjunction to establish thorough pricing, review, approval, accounting, and reporting policies and procedures around the securities valuation process.

In some instances, securities are priced using external broker quotes. In most cases, when broker quotes are used as pricing inputs, more than one broker quote is obtained. External broker quotes are reviewed internally by comparing the quotes to similar securities in the public market and/or to vendor pricing, if available. Additionally, external broker quotes are compared to market reported trade activity to ascertain whether the price is reasonable, reflective of the current market prices, and takes into account the characteristics of the Company’s securities.

Cash

Cash includes only amounts in demand deposit accounts.

Book overdrafts occur when checks have been issued by the Company, but have not been presented to the Company’s disbursement bank accounts for payment. These bank accounts allow the Company to delay funding of the issued checks until they are presented for payment. This delay in funding results in a temporary source of financing. The activity related to book overdrafts is included in the financing activities in the consolidated statement of cash flows. The book overdrafts, in the amounts of $12,850 and $137, are included in other liabilities at December 31, 2016, and 2015, respectively.

15

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

(Dollars in Thousands, Except Share Amounts)

Internal use software

Purchased software costs, as well as certain internal and external costs incurred to develop internal use computer software during the application development stage, are capitalized and amortized using the straight-line method over the software’s estimated useful life up to five years. Capitalized internal use software development costs, net of accumulated amortization, in the amounts of $98,074 and $93,646, are included in other assets at December 31, 2016, and 2015, respectively. The Company capitalized $30,420, $47,895, and $31,473 of internal use software development costs during the years ended December 31, 2016, 2015, and 2014, respectively.

DAC and VOBA

The Company incurs costs in connection with the acquisition of new and renewal insurance business. Costs that vary directly with and relate to the successful production of new business are deferred as DAC. These costs consist primarily of commissions, costs associated with the Company’s sales representatives, and policy issuance and underwriting expenses related to the production of successfully acquired new business. A success factor is derived from actual contracts issued by the Company from requests for proposals or applications received and applied to the deferrable costs. The recoverability of such costs is dependent upon the future profitability of the related business. Recoverability testing is performed for current issue year products to determine if gross revenues are sufficient to cover DAC and expenses. At least annually, loss recognition testing is performed on aggregated blocks of business to adjust the DAC balance.

VOBA represents the estimated fair value of insurance or annuity contracts acquired either directly through the acquisition of another insurance company or through the acquisition of insurance or annuity contracts through assumption reinsurance transactions.

DAC and VOBA associated with the annuity products and flexible premium universal life insurance products are being amortized over the life of the contracts in proportion to the emergence of gross profits. Retrospective adjustments of these amounts are made when the Company revises its estimates of current or future gross profits on an annual basis. DAC and VOBA associated with traditional life insurance are amortized over the premium-paying period of the related policies in proportion to premium revenues recognized. DAC and VOBA, for applicable products, are adjusted for the impact of unrealized gains or losses on investments as if these gains or losses had been realized, with corresponding credits or charges included in AOCI.

Goodwill and other intangible assets

Goodwill is the excess of cost over the fair value of assets acquired and liabilities assumed in connection with an acquisition. It is considered an indefinite lived asset and therefore is not amortized. The Company tests goodwill for impairment annually or more frequently if events or circumstances indicate that there may be justification for conducting an interim test. If the carrying value of goodwill exceeds its fair value, the excess is recognized as an impairment and recorded as a charge against net income in the period in which the impairment is identified.

Other intangible assets represent the estimated fair value of the portion of the purchase price that was allocated to the value of customer relationships and non-competition intangible asset in various acquisitions. These intangible assets have been assigned values using various methodologies, including present value of projected future cash flows, analysis of similar transactions that have occurred or could be expected to occur in the market and replacement or reproduction cost. The initial valuations of these intangible assets were supported by an independent valuation study commissioned by the Company. Other identified intangible assets with finite lives are amortized over their estimated useful lives, which initially ranged from two to 18 years (weighted average 15 years), primarily based on the cash flows generated by these assets.

Separate accounts

Separate account assets and related liabilities are carried at fair value in the accompanying consolidated balance sheets. The Company issues variable annuity contracts and variable universal life contracts through separate accounts for which investment income and investment gains and losses accrue directly to, and investment risk is borne by, the contract holder and therefore, are not included in the Company’s consolidated statements of income.

16

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

(Dollars in Thousands, Except Share Amounts)

Revenues to the Company from the separate accounts consist of contract maintenance fees, investment management fees, administrative fees, and mortality and expense risk charges.

The Company’s separate accounts invest in shares of Great-West Funds, Inc. (“Great-West Funds”) and Putnam-sponsored mutual funds (“Putnam Funds”), open-end management investment companies, which are affiliates of the Company, and shares of other non-affiliated mutual funds and government and corporate bonds.

Future policy benefits liabilities

Life insurance and annuity future benefits liabilities with life contingencies in the amounts of $16,530,160 and $15,955,510 at December 31, 2016, and 2015, respectively, are computed on the basis of assumed investment yield, mortality, morbidity, and expenses, including a margin for adverse deviation. These future policy benefits are calculated as the present value of future benefits (including dividends) and expenses less the present value of future net premiums. The assumptions used in calculating the future policy benefits generally vary by plan, year of issue, and policy duration. Additionally, these future policy benefits are established for claims that have been incurred but not reported based on factors derived from past experience.

Annuity contract benefits liabilities without life contingencies in the amounts of $12,291,378 and $11,104,721 at December 31, 2016, and 2015, respectively, are established at the contract holder’s account value, which is equal to cumulative deposits and credited interest, less withdrawals and mortality, and expense and/or administrative service charges. The Company’s general account also has some immediate annuities. Future benefits for immediate annuities without life contingent payouts are computed on the basis of assumed investment yield and expenses.

Minimum guarantees

The Company calculates additional liabilities for certain variable annuity guaranteed death benefits. The additional reserve for such products recognizes the portion of contract assessments received to compensate the Company for death benefits. Reserves for annuity guaranteed minimum death benefits (“GMDB”) are determined by estimating the present value of expected benefits in excess of the projected account balance. Expected experience is based on a range of inputs and scenarios. The assumptions of investment performance and volatility are consistent with the historical experience of the appropriate underlying equity index, such as the Standard & Poor’s (“S&P”) 500 Index.

The Company also offers GLWB through a variable annuity or a contingent deferred annuity. The GLWB is deemed to be an embedded derivative. The GLWB is recorded at fair value within future policy benefits on the consolidated balance sheets. Changes in fair value of GLWB are recorded in net investment income in the consolidated statements of income.

Reinsurance

In the normal course of its business, the Company seeks to limit its exposure to loss on any single insured and to recover a portion of benefits paid by ceding risks to other insurance enterprises under excess coverage, quota share, yearly renewable term, coinsurance, and modified coinsurance contracts. The Company also assumes risk by participating in yearly renewable term and coinsurance agreements.

For each of its reinsurance agreements, the Company determines if the agreement provides indemnification against loss or liability relating to insurance risk in accordance with applicable accounting standards. If the Company determines that a reinsurance agreement does not provide indemnification against loss or liability relating to insurance risk, the Company records the agreement using the deposit method of accounting. The Company reviews all contractual features, particularly those that may limit the amount of insurance risk to which the reinsurer is subject or features that delay the timely reimbursement of claims.

Policy benefits, and policy and contract claims ceded to (assumed from) other insurance companies, are carried as a reinsurance recoverable (payable) in the accompanying consolidated balance sheets. Premiums, fee income, and policyholder benefits are reported net of reinsurance ceded (assumed) in the accompanying consolidated statements of income. The cost of reinsurance related to long duration contracts is accounted for over the life of the underlying reinsured policies using assumptions consistent with those used to account for the underlying policies.

17

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

(Dollars in Thousands, Except Share Amounts)

The Company strives to cede risks to highly rated, well-capitalized reinsurers. The Company monitors and evaluates the financial condition of reinsurers to minimize exposure to credit risk.

Policy and contract claims

Policy and contract claims include provisions for claims incurred but not reported and claims in the process of settlement. The provision for claims incurred but not reported is valued based primarily on the Company’s prior experience. Claims in the process of settlement are valued in accordance with the terms of the related policies and contracts.

Participating business

The Company has participating policies in which the policyholder shares in the Company’s earnings through policyholder dividends that reflect the difference between the assumptions used in the premium charged and the actual experience on those policies. The amount of dividends to be paid is determined by the Board of Directors.

Participating life and annuity policy benefit liabilities were $6,844,640 and $6,890,616 at December 31, 2016, and 2015, respectively. Participating business composed approximately 10% and 10% of the Company’s individual life insurance in-force at December 31, 2016, and 2015, respectively, and 18%, 20%, and 21% of individual life insurance premium income for the years ended December 31, 2016, 2015, and 2014, respectively. The policyholder’s share of net income on participating policies that cannot be distributed to the Company’s stockholder is excluded from stockholder’s equity and recorded as undistributed earnings on participating business in the consolidated balance sheet.

Revenue recognition

Life insurance premiums are recognized when due. Annuity contract premiums with life contingencies are recognized as received. Revenues for annuity and other contracts without significant life contingencies consist of contract charges for the cost of insurance, and contract administration and surrender fees that have been assessed against the contract account balance during the period and are recognized when earned in fee income. Fees from assets under management, assets under administration, shareholder servicing, mortality and expense risk charges, administration and recordkeeping services, and investment advisory services are recognized when earned in fee income.

Net investment income

Interest income from fixed maturities, mortgage loans on real estate, and policy loans is recognized when earned.

Realized investment gains (losses)

Realized investment gains and losses are reported as a component of revenues and are determined on a specific identification basis. Realized investment gains and losses also result from the termination of derivative contracts prior to expiration that are not designated as hedges for accounting purposes and certain fair-value hedge relationships.

Benefits and expenses

Benefits and expenses on policies with life contingencies are associated with earned premiums so as to result in recognition of profits over the life of the contracts.

Income taxes

Income taxes are recorded using the asset and liability method in which deferred tax assets and liabilities are recorded for expected future tax consequences of events that have been recognized in either the Company’s consolidated financial statements or consolidated tax returns. In estimating future tax consequences, all expected future events, other than enactments or changes in the tax laws or rules, are considered. A valuation allowance is provided to the extent that it is more likely than not that deferred tax assets will not be realized. Although realization is not assured, management believes it is more likely than not that the deferred tax asset will be realized. The effect on deferred taxes from a change in tax rates is recognized in income in the period that includes the enactment date.

18

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

(Dollars in Thousands, Except Share Amounts)

2.  Acquisition

Putnam Retirement Business

Description of transaction

On January 1, 2015, the Company acquired the retirement business of Putnam Investments, LLC (“Putnam”), an affiliate of the Company. The transaction was accounted for as a combination between entities under common control. As such, the assets and liabilities acquired from Putnam were recorded at historical cost as of January 1, 2015. In exchange for cash paid in the amount of $4,114, the Company acquired $11,501 of other assets, assumed $7,717 of other liabilities, and recognized a dividend of $330. The 2016 and 2015 amounts presented are aligned with the new business structure which includes the Putnam retirement business. The 2014 consolidated statement of income amounts reflect the previous structure which excludes the Putnam retirement business as the amounts were considered immaterial.

J.P. Morgan Retirement Plan Services

Description of transaction

On August 29, 2014, the Company completed the acquisition of all of the voting equity interests in the J.P. Morgan Retirement Plan Services (“RPS”) large-market recordkeeping business for a total purchase price of $59,776. The Company incurred $2,859 of acquisition costs for the year ended December 31, 2014, which are included in general insurance expenses. This acquisition transformed the Company, together with Putnam, into the second largest provider based on number of participants in the U.S. defined contribution market.

Contingent consideration

The Company was obligated to make an additional earnout payment up to $50,000 based on the retention of aggregated revenue, as defined in the Purchase and Sale Agreement, 24 months after the close date. As such, an earnout payment of $14,400 was paid in 2016.

The Company recorded adjustments to general insurance expense to recognize the liability at its fair value of $209, $17,600, and zero for the years ended December 31, 2016, 2015, and 2014, respectively. The contingent consideration liability was zero and $14,609 for the years-ended December 31, 2016, and 2015, respectively.

Revenues and earnings of the acquiree

RPS contributed revenue and net income (loss), included in the consolidated statements of income, as follows:

	Year Ended December 31,
	2015	2014
Revenue	$182,759	$54,267
Net loss	(944)	(3,416)

Pro-forma information

Supplementary pro-forma revenues and net earnings for the combined entity, as though the acquisition date for this business combination had been as of January  1, 2014 have not been included as it is impracticable since historical records are not available.

3.  Application of Recent Accounting Pronouncements

Recently adopted accounting pronouncements

In February 2015, the FASB issued ASU 2015-02, Amendments to the Consolidation Analysis. The update primarily amends the criteria used to evaluate whether certain VIEs should be consolidated. The update also modifies the criteria used to determine

19

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

(Dollars in Thousands, Except Share Amounts)

whether partnerships and similar entities are VIEs. The update is effective for interim and annual periods beginning after December 15, 2015, with early adoption permitted, including in the interim periods. The adoption of this ASU did not have a material effect on the Company’s consolidated financial position or results of operations; however, the Company has additional investments that meet the definition of VIE under this update. As such, the guidance was retrospectively applied and the December 31, 2015 carrying value and maximum exposure to loss in relation to the activities of the VIEs disclosed in Note 5 includes an additional $35,776 to conform to the current period presentation.

In April 2015, the FASB issued ASU 2015-05, Customer’s Accounting for Fees Paid in a Cloud Computing Arrangement. The update requires the Company to determine if a cloud computing arrangement contains a software license and if so, apply the accounting requirements for other intangible assets. The update also supersedes the requirement to apply lease accounting requirements by analogy for lease classification. If the arrangement is not a software license, then the Company applies accounting requirements for a service requirement. The update is effective for interim and annual periods beginning after December 15, 2015, with early adoption permitted. The adoption of this ASU did not have a material effect on the Company’s consolidated financial position or results of operations.

In May 2015, the FASB issued ASU 2015-07, Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent) (“ASU 2015-07”). The update required assets being valued using net asset value (“NAV”) as a practical expedient to be excluded from the fair value hierarchy table. The update is effective for interim and annual periods beginning after December 15, 2015. The adoption of this ASU did not have an impact on the Company’s consolidated financial position or results of operations; however, the Company has investments in separate accounts, limited partnerships and common collective trust funds for which fair value is estimated using NAV as a practical expedient. As such, the Company has retroactively applied this guidance as required by the ASU and made the following updates to conform to the current year presentation:

•	Note 8 - removed $533,961 from the December 31, 2015, Level 2 investments in separate accounts in the fair value hierarchy table.
•	Note 17 - removed $286,000 from the Level 2 investments in common collective trust funds and $7,654 from Level 3 investments in limited partnership investments in the December 31, 2015 fair value hierarchy table and removed the $7,654 from the December 31, 2015, Level 3 fair value rollforward.

In May 2015, the FASB issued ASU 2015-09, Financial Services-Insurance: Disclosures about Short-Duration Contracts. The update requires that all years in the claims development table that precede the current reporting period and the related disclosure about the history of claims duration should be presented as required supplementary information. The update also includes a disclosure objective of providing information about claim frequency along with a description of methodologies for determining claim frequency information, unless it is impracticable to do so. The update is effective for annual reporting periods beginning after December 15, 2015, and for interim reporting periods within annual reporting periods beginning after December 15, 2016, with early adoption permitted. The adoption of this ASU did not have a material effect on the Company’s consolidated financial position or results of operations.

Future adoption of new accounting pronouncements

In May 2014, the FASB issued ASU No. 2014-09, Revenue from Contracts with Customers (“ASU 2014-09”). The update outlines a comprehensive accounting model for revenue arising from customer contracts and supersedes most current revenue recognition guidance, including industry-specific guidance. While the update does not apply to insurance contracts within the scope of Topic 944, it does apply to fee income earned by the Company which includes fees from assets under management, assets under administration, shareholder servicing, administration and recordkeeping services, and investment advisory services. The core principle of the model requires that an entity recognizes revenue for the transfer of goods or services equal to the amount that it expects to be entitled to receive for those goods or services. The update also requires increased disclosure about the nature, amount, timing, and uncertainty of revenue and cash flows arising from customer contracts. The FASB has also issued several updates to ASU 2014-09 including ASU 2016-08, Revenue from Contracts with Customers: Principal versus Agent Considerations (improving the operability and understandability of the implementation guidance on principal versus agent considerations), ASU 2016-10, Revenue from Contracts with Customers: Identifying Performance Obligations and Licensing (reducing the cost and complexity of applying the guidance on identifying promised goods or services and to improve the operability and understandability of the licensing implementation guidance), ASU 2016-12, Revenue from Contracts with Customers: Narrow-Scope Improvements and Practical Expedients (amending the guidance on collectability, non cash consideration, presentation of sales tax, and transition) and ASU 2016-20, Technical Corrections and Improvements to Topic 606,

20

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

(Dollars in Thousands, Except Share Amounts)

Revenue from Contracts with Customers (amending the guidance on contract costs, certain disclosure requirements, etc.). In adopting ASU 2014-09, the Company may use either a full retrospective or a modified retrospective approach. The update is effective for public business entities for interim and annual periods beginning after December 15, 2017. Early adoption is permitted as of accounting periods beginning after December 15, 2016. The Company’s evaluation of ASU 2014-09 is ongoing and not complete. The FASB has issued and may issue in the future, interpretative guidance, which may cause the evaluation to change. While the Company anticipates some changes to revenue recognition, it does not currently believe ASU 2014-09 will have a material effect on its consolidated financial statements.

In January 2016, the FASB issued ASU 2016-01, Recognition and Measurement of Financial Assets and Financial Liabilities. The amendments in this update address certain aspects of recognition, measurement, presentation, and disclosure of financial instruments by requiring equity investments (except those accounted for under the equity method of accounting) to be measured at fair value with changes in fair value recognized in net income, simplify the impairment assessment of equity investments without readily determinable fair values by requiring a qualitative assessment to identify impairment, use of exit price notion when measuring the fair value of financial instruments for disclosure purposes, separate presentation of financial assets and liabilities by measurement category and form of financial assets (i.e. securities or loans and receivables) on the balance sheet or notes to the financial statements, eliminating the requirement to disclose the method and significant assumptions used to estimate fair value of a financial instrument measured at amortized cost on the balance sheet, requiring entities to present separately in other comprehensive income the total change in the fair value of a liability resulting from a change in the instrument-specific credit risk (i.e. “own credit”) when the entity has elected to measure the liability at fair value in accordance with the fair value option for financial instruments, and clarify that an entity should evaluate the need for a valuation allowance on a deferred tax asset related to available-for-sale securities in combination with the entity’s other deferred tax assets. The update is effective for fiscal years beginning after December 15, 2017, including interim periods within those fiscal years. The ASU also permits early adoption of the own credit provision. The Company is currently evaluating the impact of this update on its consolidated financial statements.

In February 2016, the FASB issued ASU 2016-02, Leases. This update requires organizations to recognize lease assets and lease liabilities on the balance sheet and also disclose key information about leasing arrangements. This ASU is effective for annual reporting periods beginning on or after December 15, 2018, and interim periods within those annual periods. Earlier application is permitted for all entities as of the beginning of an interim or annual period. The Company is currently evaluating the impact of this update on its consolidated financial statements.

In March 2016, the FASB issued ASU 2016-05, Derivative Contract Novations. This update clarifies that a change in the counterparty to a derivative instrument that has been designated as a hedging instrument in an existing hedging relationship would not, in and of itself, be considered a termination of the derivative instrument or a change in critical term of the hedging relationship. The update is effective for fiscal years and interim periods within those beginning after December 15, 2016. The Company does not believe this ASU will have a material impact on its consolidated financial statements.

In March 2016, the FASB issued ASU 2016-07, Investments - Equity Method and Joint Ventures. This update simplifies the equity method of accounting by eliminating the requirement to retrospectively apply the equity method to an investment that subsequently qualifies for such accounting as a result of an increase in the level of ownership interest or degree of influence. The update is effective for fiscal years and interim periods within those beginning after December 15, 2016. The Company does not believe this ASU will have a material impact on its consolidated financial statements.

In March 2016, the FASB issued ASU 2016-09, Compensation-Stock Compensation: Improvements to Employee Share-Based Payment Account. This update simplifies several aspects of the accounting for employee share-based payment transactions including the accounting for income taxes, forfeitures, statutory tax withholding requirements, and cash flow statements. The update is effective for fiscal years and interim periods within those beginning after December 15, 2016. The Company does not believe this ASU will have a material impact on its consolidated financial statements.

In June 2016, the FASB issued ASU 2016-13, Financial Instruments: Credit Losses: Measurement of Credit Losses on Financial Instruments. This update amends guidance on the impairment of financial instruments by adding an impairment model that is based on expected losses rather than incurred losses and is intended to result in more timely recognition of losses. The standard also simplifies the accounting by decreasing the number of credit impairment models that an entity can use to account for debt instruments. The update is effective for fiscal years and interim periods within those beginning after December 15, 2019 and early adoption is permitted for fiscal years beginning after December 15, 2018. The Company is currently evaluating the impact of this update on its consolidated financial statements.

21

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

(Dollars in Thousands, Except Share Amounts)

In August 2016, the FASB issued ASU 2016-15, Statement of Cash Flows: Classification of Certain Cash Receipts and Cash Payments (a consensus of the Emerging Issues Task Force). This update amends the guidance on the classification of certain cash receipts and payments on the statement of cash flows including debt prepayment or debt extinguishment costs, settlement of zero-coupon debt instruments or other debt instruments with interest rates that are insignificant in relation to the effective interest rate of the borrowing, contingent consideration payments made after a business combination, proceeds from the settlement of insurance claims, proceeds from the settlement of corporate and bank-owned life insurance policies, distributions from equity method investees, beneficial interests in securitized transactions, and separately identifiable cash flows and application of the predominance principle. The update is effective for fiscal years and interim periods within those beginning after December 15, 2017 and early adoption is permitted. The Company is currently evaluating the impact of this update on its consolidated financial statements.

In November 2016, the FASB issued ASU 2016-18, Statement of Cash Flows: Restricted Cash (a consensus of the Emerging Issues Task Force). This update requires organizations to show the changes in the total of cash, cash equivalents, restricted cash and restricted cash equivalents in the statement of cash flows. As a result organizations will no longer present transfers between cash and cash equivalents and restricted cash and restricted cash equivalents in the statement of cash flows. The update is effective for fiscal years and interim periods within those beginning after December 15, 2017 and early adoption is permitted. The Company is currently evaluating the impact of this update on its consolidated financial statements.

In January 2017, the FASB issued ASU 2017-04, Intangibles - Goodwill and Other. The update eliminates Step 2 from the goodwill impairment test and will require management to perform its goodwill impairment test by comparing the fair value of a reporting unit with its carrying amount. Any amount by which the carrying amount exceeds the reporting unit’s fair value (not to exceed the goodwill allocated to that reporting unit) is recognized as an impairment charge. The update is effective for annual or any interim goodwill impairment tests after December 15, 2019. Early adoption is permitted for interim or annual goodwill impairment tests performed on testing dates after January 1, 2017. The Company does not expect this update to have a material impact on its consolidated financial statements.

4.  Related Party Transactions

In the normal course of its business, the Company enters into reinsurance agreements with related parties. Included in the consolidated balance sheets are the following amounts related to reinsurance ceded to and assumed from related parties:

	December 31,
	2016	2015
Reinsurance recoverable	$522,950	$530,213
Future policy benefits	1,608,884	1,724,797

Included in the consolidated statements of income are the following related party amounts:

	Year Ended December 31,
	2016	2015	2014
Premium income, net of related party premiums ceded of $17,774, $15,731, and $13,901	$66,928	$68,722	$71,453
Life and other policy benefits, net of reinsurance recoveries of $8,862, $6,494, and $4,594	189,125	193,215	209,102
Decrease in future policy benefits	(88,639)	(52,842)	(46,915)

22

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

(Dollars in Thousands, Except Share Amounts)

In the normal course of business the Company enters into agreements with related parties whereby it provides and/or receives recordkeeping services, investment advisory services, and tax-related services, as well as corporate support services which include general and administrative services, information technology services, and marketing services. The following table presents revenue, expenses incurred and expense reimbursement from related parties for services provided and/or received pursuant to these service agreements. These amounts, in accordance with the terms of the contracts, are based upon market price, estimated costs incurred or resources expended as determined by number of policies, number of participants, certificates in-force, administered assets, or other similar drivers.

		Year Ended December 31,			Financial statement line
Description	Related party	2016	2015	2014
Receives corporate support services	CLAC (1), Great-West Life (1), Great West Global (3), and Putnam (2)	$18,763	$12,609	$4,053	General insurance expense
Provides recordkeeping services	CLAC (1) and Putnam (2)	245	377	13,956	Fee income
Provides shareholder services	Putnam (2)	15,852	5,531	—	Fee income
Receives reimbursement from tax sharing indemnification related to state and local tax liabilities	Putnam (2)	12,261	13,563	7,506	Other revenue
Provides advisory, trustee, recordkeeping and administrative services	Great-West Funds, Inc. and Collective Income Trusts (4)	140,455	138,936	126,726	Fee income

(1) An indirect wholly-owned subsidiary of Lifeco

(2) A wholly-owned subsidiary of Lifeco U.S.

(3) An indirect wholly-owned subsidiary of Lifeco U.S.

(4) Great-West Capital Management, LLC, a subsidiary of the Company, serves as a Registered Investment Advisor to Great-West Funds, Inc., an affiliated open-end management investment company, and to Great-West Trust Company, LLC, an affiliated trust company. Great-West Trust Company, LLC, serves as trustee to several collective investment trusts. The Company provides Great-West Funds, Inc. recordkeeping and administrative services to shareholders and account owners.

The following table summarizes amounts due from parent and affiliates:

			December 31,
Related party	Indebtedness	Due date	2016	2015
GWL&A Financial	On account	On demand	$45,190	$38,864
Lifeco U.S.	On account	On demand	34,992	11,783
Other related party receivables	On account	On demand	1,813	11,949

Total			$81,995	$62,596

The following table summarizes amounts due to parent and affiliates:

			December 31,
Related party	Indebtedness	Due date	2016	2015
GWL&A Financial (1)	Surplus note	November 2034	$194,502	$194,474
GWL&A Financial (2)	Surplus note	May 2046	333,400	333,400
GWL&A Financial	Note interest	May 2017	3,190	4,701
Other related party payables	On account	On demand	6,898	7,735

Total			$537,990	$540,310

(1) A note payable to GWL&A Financial was issued as a surplus note on November 15, 2004, with a face amount of $195,000 and carrying amounts of $194,502 and $194,474 at December 31, 2016, and 2015, respectively. The surplus note bears interest at the rate of 6.675% per annum, payable in arrears each May and November. The note matures on November 15, 2034.

(2) A note payable to GWL&A Financial was issued as a surplus note on May 19, 2006, with a face amount and carrying amount of $333,400. The surplus note bears an interest rate of 2.588% plus the then-current three-month London Interbank Offering Rate (“LIBOR”). The surplus note became redeemable by the Company at the principal amount plus any accrued and unpaid interest after May 16, 2016. The note matures on May 16, 2046.

23

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

(Dollars in Thousands, Except Share Amounts)

Payments of principal and interest under the surplus notes shall be made only out of surplus funds of the Company and only with prior written approval of the Commissioner of Insurance of the State of Colorado when the Commissioner of Insurance is satisfied that the financial condition of the Company warrants such action pursuant to applicable Colorado law. Payments of principal and interest on the surplus notes are payable only if at the time of such payment and after giving effect to the making thereof, the Company’s surplus would not fall below 2.5 times the authorized control level as required by the most recent risk-based capital calculations.

Interest expense attributable to these related party debt obligations was $29,185 for the year ended December 31, 2016 and $37,059 for the years ended December 31, 2015 and 2014. Included in other liabilities on the consolidated balance sheets is $3,190 and $4,701 of interest payable attributable to these related party debt obligations for the years ended December 31, 2016, and 2015, respectively.

The Company’s wholly owned subsidiary Great-West Life & Annuity Insurance Company of South Carolina (“GWSC”) and CLAC are parties to a reinsurance agreement pursuant to which GWSC assumes term life insurance from CLAC. GWL&A Financial obtained two letters of credit for the benefit of the Company as collateral under the GWSC and CLAC reinsurance agreement for policy liabilities and capital support. The first letter of credit is for $1,165,030 and renews annually until it expires on July 3, 2027. The second letter of credit is for $70,000 and renews annually until it expires on December 31, 2017. At December 31, 2016, and 2015 there were no outstanding amounts related to the letters of credit.

Included within reinsurance recoverable in the consolidated balance sheets are $511,575 and $520,753 of funds withheld assets as of December 31, 2016, and 2015, respectively. CLAC pays the Company, on a quarterly basis, interest on the funds withheld balance at a rate of 4.55% per annum. The interest income, in the amount of $22,045, $22,165, and $21,295, is included in net investment income for the years ended December 31, 2016, 2015, and 2014, respectively.

The Company’s separate accounts invest in shares of Great-West Funds, Inc. and Putnam Funds, which are affiliates of the Company and shares of other non-affiliated mutual funds and government and corporate bonds. The Company’s separate accounts include mutual funds or other investment options that purchase guaranteed interest annuity contracts issued by the Company. During the years ended December 31, 2016, 2015, and 2014, these purchases totaled $183,365, $146,547, and $132,961, respectively. As the general account investment contracts are also included in the separate account balances in the accompanying consolidated balance sheets, the Company has reduced the separate account assets and liabilities by $302,898 and $309,108 at December 31, 2016, and 2015, respectively, to eliminate these amounts in its consolidated balance sheets at those dates.

24

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

(Dollars in Thousands, Except Share Amounts)

5.  Summary of Investments

The following tables summarize fixed maturity investments classified as available-for-sale and the non-credit-related component of OTTI in AOCI:

	December 31, 2016
Fixed maturities:	Amortized cost	Gross unrealized gains	Gross unrealized losses	Estimated fair value and carrying value	OTTI (gain) loss included in AOCI (1)
U.S. government direct obligations and U.S. agencies	$3,022,279	$47,791	$34,958	$3,035,112	$—
Obligations of U.S. states and their subdivisions	1,890,568	214,411	6,317	2,098,662	—
Corporate debt securities (2)	13,811,597	477,316	309,164	13,979,749	(1,488)
Asset-backed securities	1,226,493	104,274	18,388	1,312,379	(72,464)
Residential mortgage-backed securities	138,292	3,867	1,167	140,992	23
Commercial mortgage-backed securities	1,222,257	23,207	20,182	1,225,282	—
Collateralized debt obligations	361,241	339	53	361,527	—

Total fixed maturities	$21,672,727	$871,205	$390,229	$22,153,703	$(73,929)

(1) Indicates the amount of any OTTI (gain) loss included in AOCI that is included in gross unrealized gains and losses. OTTI (gain) loss included in AOCI, as presented above, includes both the initial recognition of non-credit losses and the effects of subsequent increases and decreases in estimated fair value for those fixed maturity securities with previous non-credit impairment. The non-credit loss component of OTTI (gain) loss was in an unrealized gain position due to increases in estimated fair value subsequent to initial recognition of non-credit losses on such securities.

(2) Includes perpetual debt investments with amortized cost of $135,187 and estimated fair value of $113,239.

	December 31, 2015
Fixed maturities:	Amortized cost	Gross unrealized gains	Gross unrealized losses	Estimated fair value and carrying value	OTTI (gain) loss included in AOCI (1)
U.S. government direct obligations and U.S. agencies	$3,291,167	$55,193	$4,608	$3,341,752	$—
Obligations of U.S. states and their subdivisions	1,988,214	238,862	7,903	2,219,173	50
Foreign government securities	2,291	—	5	2,286	—
Corporate debt securities (2)	12,388,886	437,207	320,381	12,505,712	(1,810)
Asset-backed securities	1,196,326	128,406	13,362	1,311,370	(86,474)
Residential mortgage-backed securities	122,146	4,734	1,508	125,372	(123)
Commercial mortgage-backed securities	1,009,320	19,117	11,529	1,016,908	—
Collateralized debt obligations	9,112	—	58	9,054	—

Total fixed maturities	$20,007,462	$883,519	$359,354	$20,531,627	$(88,357)

(1) Indicates the amount of any OTTI (gain) loss included in AOCI that is included in gross unrealized gains and losses. OTTI (gain) loss included in AOCI, as presented above, includes both the initial recognition of non-credit losses and the effects of subsequent increases and decreases in estimated fair value for those fixed maturity securities with previous non-credit impairment. The non-credit loss component of OTTI (gain) loss was in an unrealized gain position due to increases in estimated fair value subsequent to initial recognition of non-credit losses on such securities.

(2) Includes perpetual debt investments with amortized cost of $149,062 and estimated fair value of $116,423.

See Note 8 for additional discussion regarding fair value measurements.

25

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

(Dollars in Thousands, Except Share Amounts)

The amortized cost and estimated fair value of fixed maturity investments classified as available-for-sale, based on estimated cash flows, are shown in the table below. Actual maturities will likely differ from these projections because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

	December 31, 2016
	Amortized cost	Estimated fair value
Maturing in one year or less	$668,305	$690,369
Maturing after one year through five years	3,741,043	3,917,479
Maturing after five years through ten years	6,570,148	6,650,854
Maturing after ten years	5,088,280	5,208,071
Mortgage-backed and asset-backed securities	5,604,951	5,686,930

Total fixed maturities	$21,672,727	$22,153,703

Mortgage-backed (commercial and residential) and asset-backed securities include those issued by the U.S. government and U.S. agencies.

The following table summarizes information regarding the sales of securities classified as available-for-sale:

	Year Ended December 31,
	2016	2015	2014
Proceeds from sales	$4,541,303	$4,187,547	$2,705,999
Gross realized gains from sales	84,305	47,965	47,852
Gross realized losses from sales	16,858	6,476	1,229

Mortgage loans on real estate - The following table summarizes the carrying value of the mortgage loan portfolio by component:

	December 31, 2016	December 31, 2015
Principal	$3,558,863	$3,242,627
Unamortized premium (discount) and fees, net	5,541	7,967
Foreign exchange translation	(2,696)	—
Mortgage provision allowance	(2,882)	(2,890)

Total mortgage loans	$3,558,826	$3,247,704

The following table summarizes the recorded investment of the mortgage loan portfolio by risk assessment category as of December 31, 2016, and 2015, respectively.
	December 31, 2016	December 31, 2015
Performing	$3,560,243	$3,249,129
Non-performing	1,465	1,465

Total	$3,561,708	$3,250,594

26

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

(Dollars in Thousands, Except Share Amounts)

The following table summarizes activity in the mortgage provision allowance:

	Year Ended December 31,
	2016	2015	2014
	Commercial mortgages	Commercial mortgages	Commercial mortgages
Beginning balance	$2,890	$2,890	$2,890
Provision increases	536	—	—
Provision decreases	(544)	—	—

Ending balance	$2,882	$2,890	$2,890

Allowance ending balance by basis of impairment method:
Individually evaluated for impairment	$536	$—	$—
Collectively evaluated for impairment	2,346	2,890	2,890

Recorded investment balance in the mortgage loan portfolio, gross of allowance, by basis of impairment method:	$3,561,708	$3,250,594	$3,366,460
Individually evaluated for impairment	1,465	14,031	12,986
Collectively evaluated for impairment	3,560,243	3,236,563	3,353,474

Limited partnership and other corporation interests - At December 31, 2016, and 2015, the Company had $34,895 and $40,980, respectively, invested in limited partnership and other corporation interests. Limited partnership interests represent the Company’s minority ownership interests in pooled investment funds that primarily make private equity investments across diverse industries and geographical focuses. The Company has determined its interest in each limited partnership to be considered a VIE. Consolidation is not required as the Company is not deemed to be the primary beneficiary of the VIEs.

The carrying value and maximum exposure to loss in relation to the activities of the VIEs was $32,444 and $38,504 at December 31, 2016, and 2015, respectively.

Special deposits - The Company had securities on deposit with government authorities as required by certain insurance laws with fair values of $7,659 and $14,000 at December 31, 2016, and 2015, respectively.

Securities lending - The Company had no securities on loan under the program, and therefore no cash or securities held as collateral, at December 31, 2016, and 2015.

27

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

(Dollars in Thousands, Except Share Amounts)

Unrealized losses on fixed maturity investments classified as available-for-sale - The following tables summarize unrealized investment losses, including the non-credit-related portion of OTTI losses reported in AOCI, by class of investment:

	December 31, 2016
	Less than twelve months		Twelve months or longer		Total
Fixed maturities:	Estimated fair value	Unrealized loss and OTTI	Estimated fair value	Unrealized loss and OTTI	Estimated fair value	Unrealized loss and OTTI
U.S. government direct obligations and U.S. agencies	$2,006,588	$34,752	$10,526	$206	$2,017,114	$34,958
Obligations of U.S. states and their subdivisions	216,154	5,922	10,498	395	226,652	6,317
Corporate debt securities	4,119,630	170,453	860,153	138,711	4,979,783	309,164
Asset-backed securities	316,065	6,971	230,331	11,417	546,396	18,388
Residential mortgage-backed securities	16,962	102	14,297	1,065	31,259	1,167
Commercial mortgage-backed securities	592,508	17,535	26,068	2,647	618,576	20,182
Collateralized debt obligations	160,612	53	—	—	160,612	53

Total fixed maturities	$7,428,519	$235,788	$1,151,873	$154,441	$8,580,392	$390,229

Total number of securities in an unrealized loss position		610		128		738

	December 31, 2015
	Less than twelve months		Twelve months or longer			Total
Fixed maturities:	Estimated fair value	Unrealized loss and OTTI	Estimated fair value	Unrealized loss and OTTI	Estimated fair value	Unrealized loss and OTTI
U.S. government direct obligations and U.S. agencies	$1,357,822	$4,101	$23,604	$507	$1,381,426	$4,608
Obligations of U.S. states and their subdivisions	267,581	7,903	—	—	267,581	7,903
Foreign government securities	2,286	5	—	—	2,286	5
Corporate debt securities	4,412,965	202,874	552,791	117,507	4,965,756	320,381
Asset-backed securities	247,082	4,372	182,404	8,990	429,486	13,362
Residential mortgage-backed securities	—	—	18,625	1,508	18,625	1,508
Commercial mortgage-backed securities	429,175	11,154	44,498	375	473,673	11,529
Collateralized debt obligations	9,054	58	—	—	9,054	58

Total fixed maturities	$6,725,965	$230,467	$821,922	$128,887	$7,547,887	$359,354

Total number of securities in an unrealized loss position		558		106		664

Fixed maturity investments - Total unrealized losses and OTTI increased by $30,875, or 9%, from December 31, 2015, to December 31, 2016. The overall increase in unrealized losses was across several asset classes and reflects higher interest rates at December 31, 2016, compared to December 31, 2015, resulting in generally lower valuations of these fixed maturity securities.

Total unrealized losses greater than twelve months increased by $25,554 from December 31, 2015, to December 31, 2016. Corporate debt securities account for 90%, or $138,711, of the unrealized losses and OTTI greater than twelve months at December 31, 2016. Non-investment grade corporate debt securities account for $13,285 of the unrealized losses and OTTI greater than twelve months, and $6,791 of the losses are on perpetual debt investments issued by investment grade rated banks in the United Kingdom. Management does not have the intent to sell these assets; therefore, an OTTI was not recognized in earnings.

28

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

(Dollars in Thousands, Except Share Amounts)

Asset-backed securities account for 7% of the unrealized losses and OTTI greater than twelve months at December 31, 2016. The present value of the cash flows expected to be collected is not less than amortized cost and management does not have the intent to sell these assets; therefore, an OTTI was not recognized in earnings.

Other-than-temporary impairment recognition - The OTTI on fixed maturity securities where the loss portion is bifurcated and the credit related component is recognized in realized investment gains (losses) is summarized as follows:

	Year Ended December 31,
	2016	2015	2014
Beginning balance	$102,343	$119,532	$167,961
Initial impairments - credit loss on securities not previously impaired	—	759	—
Reductions:
Due to sales, maturities, or payoffs during the period	(1,785)	(559)	(646)
Due to increases in cash flows expected to be collected that are recognized over the remaining life of the security	(16,893)	(17,389)	(47,783)

Ending balance	$83,665	$102,343	$119,532

Net Investment Income The following table summarizes net investment income:
	Year Ended December 31,
	2016	2015	2014
Investment income:
Fixed maturity and short-term investments	$819,047	$796,133	$816,907
Mortgage loans on real estate	142,478	150,284	149,497
Policy loans	199,737	206,081	207,013
Limited partnership interests	1,759	10,462	9,128
Net interest on funds withheld balances under reinsurance agreements, related party	22,045	22,165	21,295
Derivative instruments (1)	100,007	78,655	39,533
Other	10,468	9,228	5,008

	1,295,541	1,273,008	1,248,381
Investment expenses	(18,982)	(18,578)	(19,993)

Net investment income	$1,276,559	$1,254,430	$1,228,388

(1) Includes gains (losses) on the hedged asset for fair value hedges. Realized Investment Gains (Losses) The following table summarizes realized investment gains (losses):
	Year Ended December 31,
	2016	2015	2014
Realized investment gains (losses):
Fixed maturity and short-term investments	$87,108	$46,027	$54,219
Derivative instruments	(5,318)	5,840	90,504
Mortgage loans on real estate	10,972	31,841	6,857
Other	120	2	(4,209)

Realized investment gains (losses)	$92,882	$83,710	$147,371

29

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

(Dollars in Thousands, Except Share Amounts)

Included in net investment income and realized investment gains (losses) are amounts allocable to the participating fund account. This allocation is based upon the activity in a specific block of investments that are segmented for the benefit of the participating fund account.

6.  Derivative Financial Instruments

Derivative transactions are generally entered into pursuant to International Swaps and Derivatives Association (“ISDA”) Master Agreements or Master Securities Forward Transaction Agreements (“MSFTA”) with approved counterparties that provide for a single net payment to be made by one party to the other on a daily basis, periodic payment dates, or at the due date, expiration, or termination of the agreement.

The ISDA Master Agreements contain provisions that would allow the counterparties to require immediate settlement of all derivative instruments in a net liability position if the Company were to default on any debt obligations over a certain threshold. The MSFTA contain provisions which do not stipulate a threshold for default and only apply to debt obligations between the Company and the specific counterparty. The aggregate fair value, inclusive of accrued income and expense, of derivative instruments with credit-risk-related contingent features that were in a net liability position was $38,324 and $76,107 as of December 31, 2016, and 2015, respectively. The Company had pledged collateral related to these derivatives of zero and $45,940 as of December 31, 2016, and 2015, respectively, in the normal course of business. If the credit-risk-related contingent features were triggered on December 31, 2016, the fair value of assets that could be required to settle the derivatives in a net liability position was $38,324.

At December 31, 2016, and 2015, the Company had pledged zero and $50,924 of unrestricted cash collateral to counterparties in the normal course of business, while other counterparties had pledged $103,214 and $19,060 of unrestricted cash collateral to the Company to satisfy collateral netting agreements, respectively.

At December 31, 2016, the Company estimated $9,581 of net derivative gains related to cash flow hedges included in AOCI will be reclassified into net income within the next twelve months. Gains and losses included in AOCI are reclassified into net income when the hedged item affects earnings.

Types of derivative instruments and derivative strategies

Interest rate contracts

Cash flow hedges

Interest rate swap agreements are used to convert the interest rate on certain debt security investments and debt obligations from a floating rate to a fixed rate. Interest rate futures are used to manage the interest rate risks of forecasted acquisitions of fixed rate maturity investments and are primarily structured to hedge interest rate risk inherent in the assumptions used to price certain liabilities.

Fair value hedges

Interest rate swap agreements are used to convert the interest rate on certain debt securities from a fixed rate to a floating rate to manage the interest rate risk of the change in the fair value of certain fixed rate maturity investments.

Not designated as hedging instruments

The Company enters into certain transactions in which derivatives are hedging an economic risk but hedge accounting is not elected. These derivative instruments include: exchange-traded interest rate swap futures, over-the-counter (“OTC”) interest rate swaptions, OTC interest rate swaps, exchange-traded Eurodollar interest rate futures, and treasury interest rate futures. Certain of the Company’s OTC derivatives are cleared and settled through a central clearing counterparty while others are bilateral contracts between the Company and a counterparty.

The derivative instruments mentioned above are economic hedges and used to manage risk. These transactions are used to offset changes in liabilities including those in variable annuity products, hedge the economic effect of a large increase in interest rates, manage the potential variability in future interest payments due to a change in credited interest rates and the related change in cash flows due to increased surrenders, and manage interest rate risks of forecasted acquisitions of fixed rate maturity investments and forecasted liability pricing.

30

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

(Dollars in Thousands, Except Share Amounts)

Foreign currency contracts

Cross-currency swaps and foreign currency forwards are used to manage the foreign currency exchange rate risk associated with investments denominated in other than U.S. dollars. The Company uses cross-currency swaps to convert interest and principal payments on foreign denominated debt instruments into U.S. dollars. Cross-currency swaps may be designated as cash flow hedges; however, hedge accounting is not always elected. The Company uses foreign currency forwards to reduce the risk of foreign currency exchange rate changes on proceeds received on sales of foreign denominated debt instruments; however, hedge accounting is not elected.

Equity contracts

The Company uses futures on equity indices to offset changes in guaranteed lifetime withdrawal benefit liabilities; however, hedge accounting is not elected.

Other forward contracts

The Company uses forward settling to be announced (“TBA”) securities to gain exposure to the investment risk and return of agency mortgage-backed securities (pass-throughs). These transactions enhance the return on the Company’s investment portfolio and provide a more liquid and cost effective method of achieving these goals than purchasing or selling individual agency mortgage-backed pools. As the Company does not regularly accept delivery of such securities, they are accounted for as derivatives but hedge accounting is not elected. The Company had no open TBA contracts at either December 31, 2016, or 2015.

The following tables summarize the notional amount and fair value of derivative financial instruments, excluding embedded derivatives:

	December 31, 2016
	Notional amount	Net derivatives	Asset derivatives	Liability derivatives
		Fair value	Fair value (1)	Fair value (1)
Hedge designation/derivative type:
Derivatives designated as hedges:
Cash flow hedges:
Interest rate swaps	$419,800	$33,390	$33,390	$—
Cross-currency swaps	614,208	45,347	53,641	8,294

Total cash flow hedges	1,034,008	78,737	87,031	8,294

Total derivatives designated as hedges	1,034,008	78,737	87,031	8,294

Derivatives not designated as hedges:
Interest rate swaps	468,100	(4,358)	8,982	13,340
Futures on equity indices	34,422	—	—	—
Interest rate futures	81,500	—	—	—
Interest rate swaptions	165,534	354	354	—
Cross-currency swaps	612,733	33,371	50,018	16,647

Total derivatives not designated as hedges	1,362,289	29,367	59,354	29,987

Total derivative financial instruments	$2,396,297	$108,104	$146,385	$38,281

(1) The estimated fair value excludes accrued income and expense. The estimated fair value of all derivatives in an asset position is reported within other assets and the estimated fair value of all derivatives in a liability position is reported within other liabilities in the consolidated balance sheets.

31

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

(Dollars in Thousands, Except Share Amounts)

	December 31, 2016
	Notional amount	Net derivatives	Asset derivatives	Liability derivatives
		Fair value	Fair value (1)	Fair value (1)
Hedge designation/derivative type:
Derivatives designated as hedges:
Cash flow hedges:
Interest rate swaps	$143,800	$11,843	$11,843	$—
Cross-currency swaps	380,873	28,714	28,736	22

Total cash flow hedges	524,673	40,557	40,579	22

Total derivatives designated as hedges	524,673	40,557	40,579	22

Derivatives not designated as hedges:
Interest rate swaps	303,600	3,240	8,295	5,055
Futures on equity indices	29,310	—	—	—
Interest rate futures	117,200	—	—	—
Interest rate swaptions	151,204	189	189	—
Cross-currency swaps	662,935	(51,759)	19,537	71,296

Total derivatives not designated as hedges	1,264,249	(48,330)	28,021	76,351

Total derivative financial instruments	$1,788,922	$(7,773)	$68,600	$76,373

(1) The estimated fair value excludes accrued income and expense. The estimated fair value of all derivatives in an asset position is reported within other assets and the estimated fair value of all derivatives in a liability position is reported within other liabilities in the consolidated balance sheets.

Notional amounts are used to express the extent of the Company’s involvement in derivative transactions and represent a standard measurement of the volume of its derivative activity. Notional amounts represent those amounts used to calculate contractual flows to be exchanged and are not paid or received. The average notional outstanding during the year ended December 31, 2016, was $784,900, $1,141,967, $145,658, $156,632, and $2,230,167 for interest rate swaps, cross-currency swaps, futures, swaptions, and other forward contracts, respectively. The average notional outstanding during the year ended December 31, 2015, was $443,589, $937,242, $111,801, $212,299, and $5,014,845 for interest rate swaps, cross-currency swaps, futures, swaptions, and other forward contracts, respectively.

The following tables present the effect of derivative instruments in the consolidated statements of income reported by cash flow hedges, fair value hedges, and economic hedges, excluding embedded derivatives:

	Gain (loss) recognized in OCI on derivatives (Effective portion)			Gain (loss) reclassified from OCI into net income (Effective portion)
	Year Ended December 31,			Year Ended December 31,
	2016	2015	2014	2016	2015	2014
Cash flow hedges:
Interest rate swaps	$810	$2,228	$9,096	$5,437	$6,779	$7,462	(A)
Interest rate swaps	—	—	—	—	3,634	—	(B)
Interest rate swaps	21,228	—	—	(2,657)	—	—	(C)
Cross-currency swaps	22,738	28,833	11,041	8,469	2,101	1,030	(A)
Cross-currency swaps	—	—	—	—	—	(154)	(B)
Interest rate futures	—	—	—	—	(134)	70	(A)

Total cash flow hedges	$44,776	$31,061	$20,137	$11,249	$12,380	$8,408

(A) Net investment income.

(B) Represents realized gains (losses) on closed positions recorded in realized investment gains (losses), net.

(C) Interest expense.

32

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

(Dollars in Thousands, Except Share Amounts)

	Gain (loss) on derivatives recognized in net income				Gain (loss) on hedged assets recognized in net income
	Year Ended December 31,				Year Ended December 31,
	2016	2015	2014		2016	2015	2014
Fair value hedges:
Interest rate swaps	$—	$(1,507)	$(3,444)	(A)	$—	$—	$—
Interest rate swaps	—	773	—	(B)	—	—	—
Items hedged in interest rate swaps	—	—	—		—	1,511	3,439	(A)
Items hedged in interest rate swaps	—	—	—		—	(773)	—	(B)

Total fair value hedges	$—	$(734)	$(3,444)		$—	$738	$3,439

(A) Net investment income.

(B) Represents realized gains (losses) on closed positions recorded in realized investment gains (losses), net.

	Gain (loss) on derivatives recognized in net income
	Year Ended December 31,
	2016		2015		2014
Derivatives not designated as hedging instruments:
Futures on equity indices	$817	(A)	$(284)	(A)	$(41)	(A)
Futures on equity indices	(7,930)	(B)	(527)	(B)	(534)	(B)
Interest rate swaps	(4,541)	(A)	(1,094)	(A)	6,508	(A)
Interest rate futures	(57)	(A)	(65)	(A)	(51)	(A)
Interest rate futures	(164)	(B)	1	(B)	305	(B)
Interest rate swaptions	302	(A)	2,868	(A)	2,424	(A)
Interest rate swaptions	(313)	(B)	(3,115)	(B)	(3,578)	(B)
Currency forwards	111	(A)	—	(A)	—	(A)
Other forward contracts	4,690	(B)	5,074	(B)	94,465	(B)
Cross-currency swaps	85,746	(A)	69,819	(A)	24,588	(A)
Cross-currency swaps	(1,601)	(B)	—	(B)	—	(B)

Total derivatives not designated as hedging instruments	$77,060		$72,677		$124,086

(A) Net investment income.

(B) Represents realized gains (losses) on closed positions recorded in realized investment gains (losses), net.

Embedded derivative - GLWB

The Company offers GLWB through a variable annuity or a contingent deferred annuity. The GLWB is deemed to be an embedded derivative. The GLWB is recorded at fair value within future policy benefits on the consolidated balance sheets. Changes in fair value of GLWB are recorded in net investment income in the consolidated statements of income.

The estimated fair value of the GLWB was $5,712 and $11,257 at December 31, 2016, and 2015, respectively. The changes in fair value of the GLWB were $(5,545) and $11,257 for the years ended December 31, 2016, and 2015, respectively.

33

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

(Dollars in Thousands, Except Share Amounts)

7.  Summary of Offsetting Assets and Liabilities

The Company enters into derivative transactions with several approved counterparties. The Company’s derivative transactions are generally governed by MSFTA or ISDA Master Agreements which provide for legally enforceable set-off and close-out netting in the event of default or bankruptcy of the Company’s counterparties. The Company’s MSFTA and ISDA Master Agreements generally include provisions which require both the pledging and accepting of collateral in connection with its derivative transactions. These provisions have the effect of securing each party’s position to the extent of collateral held. The following tables summarize the effect of master netting arrangements on the Company’s financial position in the normal course of business and in the event of default or bankruptcy of the Company’s counterparties:

	December 31, 2016
		Gross fair value not offset in balance sheets
Financial instruments:	Gross fair value of recognized assets/liabilities (1)	Financial instruments	Cash collateral received/(pledged)	Net fair value
Derivative instruments (assets) (2)	$119,862	$(26,254)	$92,756	$852
Derivative instruments (liabilities) (3)	26,254	(26,254)	—	—

	December 31, 2015
		Gross fair value not offset in balance sheets
Financial instruments:	Gross fair value of recognized assets/liabilities (1)	Financial instruments	Cash collateral received/(pledged)	Net fair value
Derivative instruments (assets) (2)	$66,435	$(38,236)	$19,060	$9,139
Derivative instruments (liabilities) (3)	76,107	(38,236)	(37,871)	—

(1) The gross fair value of derivative instruments is not netted against offsetting liabilities for presentation on the consolidated balance sheets.

(2) The estimated fair value of derivative instrument assets is reported in other assets in the consolidated balance sheets. Derivative transactions entered into under ISDA master agreements include income and expense accruals.

(3) The estimated fair value of derivative instrument liabilities is reported in other liabilities in the consolidated balance sheets. Derivative transactions entered into under ISDA master agreements include income and expense accruals.

34

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

(Dollars in Thousands, Except Share Amounts)

8.  Fair Value Measurements

Recurring fair value measurements

The following tables present the Company’s financial assets and liabilities carried at fair value on a recurring basis by fair value hierarchy category:

	Assets and liabilities measured at fair value on a recurring basis
	December 31, 2016
	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Fixed maturities available-for-sale:
U.S. government direct obligations and U.S. agencies	$—	$3,035,112	$—	$3,035,112
Obligations of U.S. states and their subdivisions	—	2,098,662	—	2,098,662
Corporate debt securities	—	13,968,110	11,639	13,979,749
Asset-backed securities	—	1,312,379	—	1,312,379
Residential mortgage-backed securities	—	140,992	—	140,992
Commercial mortgage-backed securities	—	1,225,282	—	1,225,282
Collateralized debt obligations	—	361,527	—	361,527

Total fixed maturities available-for-sale	—	22,142,064	11,639	22,153,703

Fixed maturities held-for-trading:
U.S. government direct obligations and U.S. agencies	—	458,067	—	458,067
Corporate debt securities	—	55,591	—	55,591
Commercial mortgage-backed securities	—	1,080	—	1,080

Total fixed maturities held-for-trading	—	514,738	—	514,738

Short-term investments	267,851	36,137	—	303,988
Collateral under derivative counterparty collateral agreements	103,214	—	—	103,214
Derivative instruments designated as hedges:
Interest rate swaps	—	33,390	—	33,390
Cross-currency swaps	—	53,641	—	53,641
Derivative instruments not designated as hedges:
Interest rate swaps	—	8,982	—	8,982
Interest rate swaptions	—	354	—	354
Cross-currency swaps	—	50,018	—	50,018

Total derivative instruments	—	146,385	—	146,385
Separate account assets (1)	15,407,992	11,199,924	—	27,037,765

Total assets	$15,779,057	$34,039,248	$11,639	$50,259,793

Liabilities
Collateral under derivative counterparty collateral agreements	$103,214	$—	$—	$103,214
Derivative instruments designated as hedges:
Cross-currency swaps	—	8,294	—	8,294
Derivative instruments not designated as hedges:
Interest rate swaps	—	13,340	—	13,340
Cross-currency swaps	—	16,647	—	16,647

Total derivative instruments	—	38,281	—	38,281

Embedded derivatives - GLWB	—	—	5,712	5,712
Separate account liabilities (2)	55	336,468	—	336,523

Total liabilities	$103,269	$374,749	$5,712	$483,730

(1) Included in the total fair value amount are $430 million of investments as of December 31, 2016 for which the fair value is estimated using net asset value per unit as a practical expedient which are excluded from the disclosure requirement to classify amounts in the fair value hierarchy in connection with the adoption of ASU 2015-07.

(2) Includes only separate account instruments which are carried at the fair value of the underlying liabilities owned by the separate accounts.

35

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

(Dollars in Thousands, Except Share Amounts)

	Assets and liabilities measured at fair value on a recurring basis
	December 31, 2015
	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Fixed maturities available-for-sale:
U.S. government direct obligations and U.S. agencies	$—	$3,341,752	$—	$3,341,752
Obligations of U.S. states and their subdivisions	—	2,219,173	—	2,219,173
Foreign government securities	—	2,286	—	2,286
Corporate debt securities	—	12,501,174	4,538	12,505,712
Asset-backed securities	—	1,311,370	—	1,311,370
Residential mortgage-backed securities	—	125,372	—	125,372
Commercial mortgage-backed securities	—	1,016,908	—	1,016,908
Collateralized debt obligations	—	9,054	—	9,054

Total fixed maturities available-for-sale	—	20,527,089	4,538	20,531,627

Fixed maturities held-for-trading:
U.S. government direct obligations and U.S. agencies	—	558,208	—	558,208
Corporate debt securities	—	56,566	—	56,566
Commercial mortgage-backed securities	—	1,065	—	1,065

Total fixed maturities held-for-trading	—	615,839	—	615,839

Short-term investments	132,288	134,738	—	267,026
Collateral under derivative counterparty collateral agreements	69,984	—	—	69,984
Derivative instruments designated as hedges:
Interest rate swaps	—	11,843	—	11,843
Cross-currency swaps	—	28,736	—	28,736
Derivative instruments not designated as hedges:
Interest rate swaps	—	8,295	—	8,295
Interest rate swaptions	—	189	—	189
Cross-currency swaps	—	19,537	—	19,537

Total derivative instruments	—	68,600	—	68,600

Separate account assets (1)	15,249,966	10,847,266	—	26,631,193

Total assets	$15,452,238	$32,193,532	$4,538	$48,184,269

Liabilities
Collateral under derivative counterparty collateral agreements	19,060	—	—	19,060
Derivative instruments designated as hedges:
Cross-currency swaps	—	22	—	22
Derivative instruments not designated as hedges:
Interest rate swaps	—	5,055	—	5,055
Cross-currency swaps	—	71,296	—	71,296

Total derivative instruments	—	76,373	—	76,373

Embedded derivatives - GLWB	—	—	11,257	11,257
Separate account liabilities (2)	24	290,293	—	290,317

Total liabilities	$19,084	$366,666	$11,257	$397,007

(1) Included in the total fair value amount are $534 million of investments as of December 31, 2015 for which the fair value is estimated using net asset value per unit as a practical expedient which are excluded from the disclosure requirement to classify amounts in the fair value hierarchy in connection with the adoption of ASU 2015-07.

(2) Includes only separate account instruments which are carried at the fair value of the underlying liabilities owned by the separate accounts.

36

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

(Dollars in Thousands, Except Share Amounts)

The methods and assumptions used to estimate the fair value of the Company’s financial assets and liabilities carried at fair value on a recurring basis are as follows:

Fixed maturity investments

The fair values for fixed maturity investments are generally based upon evaluated prices from independent pricing services. In cases where these prices are not readily available, fair values are estimated by the Company. To determine estimated fair value for these instruments, the Company generally utilizes discounted cash flow models with market observable pricing inputs such as spreads, average life, and credit quality. Fair value estimates are made at a specific point in time, based on available market information and judgments about financial instruments, including estimates of the timing and amounts of expected future cash flows and the credit standing of the issuer or counterparty.

Short-term investments

The amortized cost of short-term investments is a reasonable estimate of fair value due to their short-term nature and high credit quality of the issuers.

Derivative counterparty collateral agreements

Included in other assets is cash collateral received from or pledged to derivative counterparties and included in other liabilities is the obligation to return the cash collateral to the counterparties. The carrying value of the collateral is a reasonable estimate of fair value.

Derivative instruments

Included in other assets and other liabilities are derivative financial instruments. The estimated fair values of OTC derivatives, primarily consisting of cross-currency swaps, interest rate swaps, and interest rate swaptions, are the estimated amounts the Company would receive or pay to terminate the agreements at the end of each reporting period, taking into consideration current interest rates and other relevant factors.

Embedded derivatives - GLWB

Significant unobservable inputs are used in the fair value measurements of GLWB include long-term equity and interest rate implied volatility, mortality, and policyholder behavior assumptions, such as benefit utilization and partial withdrawals.

Separate account assets and liabilities

Separate account assets and liabilities primarily include investments in mutual fund, fixed maturity, and short-term securities. Mutual funds are recorded at net asset value, which approximates fair value, on a daily basis. The fixed maturity and short-term investments are valued in the same manner, and using the same pricing sources and inputs as the fixed maturity and short-term investments of the Company.

37

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

(Dollars in Thousands, Except Share Amounts)

The following tables present additional information about assets and liabilities measured at fair value on a recurring basis and for which the Company has utilized Level 3 inputs to determine fair value:

	Recurring Level 3 financial assets and liabilities
	Year Ended December 31, 2016
	Assets	Liabilities
	Fixed maturities available-for-sale Corporate debt securities	Embedded derivatives - GLWB
Balances, January 1, 2016	$4,538	$11,257
Realized and unrealized gains (losses) included in:
Net Income	—	(5,545)
Other comprehensive income (loss)	273	—
Settlements	(1,478)	—
Transfers into Level 3 (1)	11,236	—
Transfers out of Level 3 (2)	(2,930)	$—

Balances, December 31, 2016	$11,639	$5,712

Total gains (losses) for the period included in net income attributable to the change in unrealized gains and losses relating to assets held at December 31, 2016	$—	$(5,545)

(1) Transfers into Level 3 are due primarily to decreased observability of inputs in valuation methodologies.

(2) Transfers out of Level 3 are due primarily to increased observability of inputs in valuation methodologies as evidenced by corroboration of market prices with multiple pricing vendors and internal models.

	Recurring Level 3 financial assets and liabilities
	Year Ended December 31, 2015
	Assets			Liabilities
	Fixed maturities available-for-sale			Embedded derivatives - GLWB
	Corporate debt securities	Asset-backed securities	Total
Balances, January 1, 2015	$5,842	$36	$5,878	$—
Realized and unrealized gains (losses) included in:
Net Income	—	—	—	11,257
Other comprehensive income (loss)	(178)	—	(178)	—
Settlements	(1,126)	—	(1,126)	—
Transfers out of Level 3 (1)	—	(36)	(36)	$—

Balances, December 31, 2015	$4,538	$—	$4,538	$11,257

Total gains (losses) for the period included in net income attributable to the change in unrealized gains and losses relating to assets held at December 31, 2015	$—	$—	$—	$11,257

(1) Transfers out of Level 3 are due primarily to increased observability of inputs in valuation methodologies as evidenced by corroboration of market prices with multiple pricing vendors and internal models.

38

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

(Dollars in Thousands, Except Share Amounts)

	Recurring Level 3 financial assets and liabilities
	Year Ended December 31, 2014
	Fixed maturities available-for-sale
	Corporate debt securities	Asset-backed securities	Collateralized debt obligations	Total
January 1, 2014	$6,652	$252,958	$32	$259,642
Realized and unrealized gains (losses) included in:
Net Income	—	—	(17)	(17)
Other Comprehensive income (loss)	(178)	—	(15)	(193)
Settlements	(632)	(19)	—	(651)
Transfers out of Level 3 (1)	—	(252,903)	—	(252,903)

Balances, December 31, 2014	$5,842	$36	$—	$5,878

Total gains (losses) for the period included in net income attributable to the change in unrealized gains and losses relating to assets held at December 31, 2014	$—	$—	$—	$—

(1) Transfers out of Level 3 are due primarily to increased observability of inputs in valuation methodologies as evidenced by corroboration of market prices with multiple pricing vendors and internal models.

The following table presents significant unobservable inputs used during the valuation of certain assets categorized within Level 3 of the recurring fair value measurements table:

	Valuation Technique	Unobservable Input	Range
			December 31, 2016	December 31, 2015
Embedded derivatives - GLWB	Risk neutral stochastic valuation methodology	Equity volatility	15% - 30%	15% - 28%
		Swap curve	0.75% -3.00%	0.75% -3.00%
		Mortality rate	Based on the Annuity 2000 Mortality Table	Based on the Annuity 2000 Mortality Table
		Lapse rate	1% - 15%	1% - 15%

Generally, the following will cause an increase (decrease) in GLWB embedded derivative fair value liabilities:

•	An increase (decrease) in equity volatility;
•	A decrease (increase) in interest rates;
•	A decrease (increase) in mortality;
•	A decrease (increase) in lapses.

The Company notes the following interrelationships:

•	Low equity returns will potentially result in higher in-the-moneyness. This may result in lower lapses increasing the projected number of inforce policies and may also increase the fair value of the GLWB reserve.

39

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

(Dollars in Thousands, Except Share Amounts)

Fair value of financial instruments

The following tables summarize the carrying amounts and estimated fair values of the Company’s financial instruments and investments not carried at fair value on a recurring basis:

	December 31, 2016		December 31, 2015
	Carrying amount	Estimated fair value	Carrying amount	Estimated fair value
Assets
Mortgage loans on real estate	$3,558,826	$3,574,240	$3,247,704	$3,362,496
Policy loans	4,019,648	4,019,648	4,092,661	4,092,661
Limited partnership interests	29,345	29,822	35,039	34,882
Other investments	14,382	44,687	14,596	44,723

Liabilities
Annuity contract benefits without life contingencies	$12,291,378	$12,129,631	$11,104,721	$10,839,205
Policyholders’ funds	285,554	285,554	299,577	299,577
Commercial paper	99,049	99,049	93,371	93,371
Notes payable	531,092	495,004	532,575	563,633

The methods and assumptions used to estimate the fair value of financial instruments not carried at fair value on a recurring basis are summarized as follows:

Mortgage loans on real estate

Mortgage loan fair value estimates are generally based on discounted cash flows. A discount rate matrix is used where the discount rate valuing a specific mortgage generally corresponds to that mortgage’s remaining term and credit quality. Management believes the discount rate used is comparable to the credit, interest rate, term, servicing costs, and risks of loans similar to the portfolio loans that the Company would make today given its internal pricing strategy. The estimated fair value is classified as Level 2.

Policy loans

Policy loans are funds provided to policyholders in return for a claim on the policy. The funds provided are limited to the cash surrender value of the underlying policy. The nature of policy loans is to have a negligible default risk as the loans are fully collateralized by the value of the policy. Policy loans do not have a stated maturity, and the balances and accrued interest are repaid either by the policyholder or with proceeds from the policy. Due to the collateralized nature of policy loans and unpredictable timing of repayments, the Company believes the fair value of policy loans approximates their carrying value. The estimated fair value is classified as Level 2.

Limited partnership interests

Limited partnership interests, accounted for using the cost method, represent the Company’s minority ownership interests in pooled investment funds. These funds employ varying investment strategies that primarily make private equity investments across diverse industries and geographical focuses. The estimated fair value is determined using the partnership financial statement reported capital account or net asset value adjusted for other relevant information which may impact the exit value of the investments. Distributions by these investments are generated from investment gains, from operating income generated by the underlying investments of the funds, and from liquidation of the underlying assets of the funds which are estimated to be liquidated over the next one to 10 years. The estimated fair value is classified as Level 3.

40

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

(Dollars in Thousands, Except Share Amounts)

Other investments

Other investments primarily include real estate held for investment. The estimated fair value for real estate is based on the unadjusted appraised value which includes factors such as comparable property sales, property income analysis, and capitalization rates. The estimated fair value is classified as Level 3.

Annuity contract benefits without life contingencies

The estimated fair value of annuity contract benefits without life contingencies is estimated by discounting the projected expected cash flows to the maturity of the contracts utilizing risk-free spot interest rates plus a provision for the Company’s credit risk. The estimated fair value is classified as Level 2.

Policyholders’ funds

The carrying amount of policyholders’ funds approximates the fair value since the Company can change the interest credited rates with 30 days notice. The estimated fair value is classified as Level 2.

Commercial paper

The amortized cost of commercial paper is a reasonable estimate of fair value due to its short-term nature and the high credit quality of the obligor. The estimated fair value is classified as Level 2.

Notes payable

Notes payable is recorded in due to parent and affiliates in the consolidated balance sheets. The estimated fair value of the notes payable to GWL&A Financial is based upon quoted market prices from independent pricing services of securities with characteristics similar to those of the notes payable. The estimated fair value is classified as Level 2.

9.  Minimum Guarantees

The Company calculates additional liabilities for GMDB and GLWB. The following assumptions and methodology were used to determine GMDB additional reserves at December 31, 2016, and 2015.

Area	Assumptions/Basis for Assumptions
Data Used	Based on 1,050 investment performance scenarios
Mean Investment Performance	Equity: 7% - 13%
Fixed, Bond, Money Market Fund: level 0% - 10%
Volatility	Equity: 10% - 35%
Fixed, Bond, Money Market Fund: 0% - 9%
Mortality	Based on the 1994 VA MGDB Mortality Table
Lapse Rates	Lapse Rates vary by duration and surrender charge
Discount Rates	5%

The assumptions and techniques for valuing the GLWB reserve is disclosed within Note 8 and are identical to those used for valuing the GLWB embedded derivative.

41

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

(Dollars in Thousands, Except Share Amounts)

The separate account liabilities subject to the requirements for additional liabilities for GMDB and GLWB, net amount at risk, net of reinsurance, and the weighted average attained age of contract owners for GMDB and GLWB at December 31, 2016, and 2015, were as follows:

	GMDB	GLWB	Total
December 31, 2016
Separate account liability	$55,607	$413,569	$469,176
Net amount at risk, net of reinsurance	$25,891	$2,941	$28,832
Weighted average attained age	71	58	N/A

December 31, 2015
Separate account liability	$55,999	$210,240	$266,239
Net amount at risk, net of reinsurance	$29,050	$7,582	$36,632
Weighted average attained age	70	57	N/A
The paid and incurred amounts for GMDB and GLWB for the years ended December 31, 2016, 2015, and 2014 were as follows:
	GMDB	GLWB	Total
Additional liability balance:
Balances, January 1, 2014	$5,993	$—	$5,993
Incurred guaranteed benefits	305	—	305
Paid guaranteed benefits	(732)	—	(732)

Balances, December 31, 2014	5,566	—	5,566
Incurred guaranteed benefits	821	4,813	5,634
Paid guaranteed benefits	(920)	—	(920)

Balances, December 31, 2015	5,467	4,813	10,280
Incurred guaranteed benefits	132	(2,740)	(2,608)
Paid guaranteed benefits	(503)	—	(503)

Balances, December 31, 2016	$5,096	$2,073	$7,169

The aggregate fair value of equity securities supporting separate accounts with GMDB and GLWB were as follows:
		December 31, 2016	December 31, 2015
Equity securities - GMDB		$55,605	$55,997
Equity securities - GLWB		412,977	209,828

Total		$468,582	$265,825

10.  Reinsurance

In the normal course of its business, the Company seeks to limit its exposure to loss on any single insured and to recover a portion of benefits paid by ceding risks to other insurance enterprises under excess coverage, quota share, yearly renewable term, coinsurance, and modified coinsurance contracts. The Company retains an initial maximum of $3,500 of coverage per individual life. This initial retention limit of $3,500 may increase due to automatic policy increases in coverage at a maximum rate of $175 per annum, with an overall maximum increase in coverage of $1,000.

Ceded reinsurance contracts do not relieve the Company from its obligations to policyholders. The failure of reinsurers to honor their obligations could result in losses to the Company. The Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk arising from similar geographic regions, activities or economic characteristics of the reinsurers to minimize its exposure to significant losses from reinsurer insolvencies. At December 31, 2016, and 2015, the reinsurance recoverables had carrying values in the amounts of $598,864 and $604,946, respectively. Included in these

42

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

(Dollars in Thousands, Except Share Amounts)

amounts are $522,950 and $530,213 at December 31, 2016, and 2015, respectively, associated with reinsurance agreements with related parties. At December 31, 2016, and 2015, 87% and 88%, respectively, of the total reinsurance receivable was due from CLAC, a related party.

The Company assumes risk from approximately 40 insurers and reinsurers by participating in yearly renewable term and coinsurance pool agreements. When assuming risk, the Company seeks to generate revenue while maintaining reciprocal working relationships with these partners as they also seek to limit their exposure to loss on any single life.

Maximum capacity to be retained by the Company is dictated at the treaty level and is monitored annually to ensure the total risk retained on any one life is limited to a maximum retention of $4,500.

The following tables summarize life insurance in-force and total premium income at and for the year ended December 31, 2016:

	Life insurance in-force
	Individual	Group	Total
Written and earned direct	$54,618,888	$41,809,635	$96,428,523
Reinsurance ceded	(10,568,467)	(833,090)	(11,401,557)
Reinsurance assumed	56,165,011	—	56,165,011

Net	$100,215,432	$40,976,545	$141,191,977

Percentage of amount assumed to net	56%	—%	40%

	Premium income
	Life insurance	Annuities	Total
Written and earned direct	$392,654	$1,998	$394,652
Reinsurance ceded	(52,397)	(81)	(52,478)
Reinsurance assumed	123,175	—	123,175

Net	$463,432	$1,917	$465,349

The following tables summarizes life insurance in-force and total premium income at and for the year ended December 31, 2015:

	Life insurance in-force
	Individual	Group	Total
Written and earned direct	$53,403,194	$41,855,857	$95,259,051
Reinsurance ceded	(10,169,625)	(393,512)	(10,563,137)
Reinsurance assumed	58,742,234	—	58,742,234

Net	$101,975,803	$41,462,345	$143,438,148

Percentage of amount assumed to net	58%	—%	41%

	Premium income
	Life insurance	Annuities	Total
Written and earned direct	$368,442	$503	$368,945
Reinsurance ceded	(48,107)	(86)	(48,193)
Reinsurance assumed	124,798	—	124,798

Net	$445,133	$417	$445,550

43

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

(Dollars in Thousands, Except Share Amounts)

The following table summarizes total premium income for the year ended December 31, 2014:

	Premium income
	Life insurance	Annuities	Total
Written and earned direct	$360,959	$1,255	$362,214
Reinsurance ceded	(45,925)	(95)	(46,020)
Reinsurance assumed	130,201	—	130,201

Net	$445,235	$1,160	$446,395

Reinsurance recoveries for life and other policy benefits were $39,520, $23,179, and $23,965 for the years ended December 31, 2016, 2015, and 2014, respectively.

11.  Deferred Acquisition Costs and Value of Business Acquired

The following table summarizes activity in DAC and VOBA:

	DAC	VOBA	Total
Balances, January 1, 2014	$314,071	$29,217	$343,288
Capitalized additions	110,315	—	110,315
Amortization and writedowns	(41,045)	(3,801)	(44,846)
Unrealized investment (gains) losses	(29,933)	(130)	(30,063)

Balances, December 31, 2014	353,408	25,286	378,694
Capitalized additions	63,093	—	63,093
Amortization and writedowns	(96,095)	(4,493)	(100,588)
Unrealized investment (gains) losses	73,012	(68)	72,944

Balances, December 31, 2015	393,418	20,725	414,143
Capitalized additions	93,222	—	93,222
Amortization and writedowns	(29,317)	(1,992)	(31,309)
Unrealized investment (gains) losses	10,522	112	10,634

Balances, December 31, 2016	$467,845	$18,845	$486,690

The estimated future amortization of VOBA for the years ended December 31, 2017, through December 31, 2021, is approximately $3,200 per annum.

12.  Goodwill and Other Intangible Assets

The balance of goodwill, all of which is within the Empower Retirement segment, at December 31, 2016, and 2015 was $137,683.

The following tables summarize other intangible assets, all of which are within the Empower Retirement segment:

	December 31, 2016
	Gross carrying amount	Accumulated amortization	Net book value
Customer relationships	$47,580	$(27,517)	$20,063
Non-competition	1,325	(1,301)	24

Total	$48,905	$(28,818)	$20,087

44

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

(Dollars in Thousands, Except Share Amounts)

	December 31, 2015
	Gross carrying amount	Accumulated amortization	Net book value
Customer relationships	$47,580	$(24,251)	$23,329
Non-competition	1,325	(835)	490

Total	$48,905	$(25,086)	$23,819

Amortization expense for other intangible assets included in general insurance expenses was $3,732, $4,096, and $3,531 for the years ended December 31, 2016, 2015, and 2014, respectively. Except for goodwill, the Company has no intangible assets with indefinite lives.

The estimated future amortization of other intangible assets using current assumptions, which are subject to change, for the years ended December 31, 2017, through December 31, 2021, is approximately $2,200 per annum.

13.  Commercial Paper

The Company maintains a commercial paper program that is partially supported by a $50,000 corporate credit facility.

The following table provides information regarding the Company’s commercial paper program:

	December 31,
	2016	2015
Face value	$99,049	$93,371
Carrying value	$99,049	$93,371
Effective interest rate	0.7%-0.8%	0.5%-0.6%
Maturity range (days)	10 - 30	8 - 28

14.  Stockholder’s Equity and Dividend Restrictions

At December 31, 2016, and 2015, the Company had 50,000,000 shares of $1 par value preferred stock authorized, none of which was issued or outstanding at either date. In addition, the Company has 50,000,000 shares of $1 par value common stock authorized, 7,292,708 and 7,232,986 of which were issued and outstanding at December 31, 2016, and 2015, respectively.

The Company’s net income and capital and surplus, as determined in accordance with statutory accounting principles and practices as prescribed by the National Association of Insurance Commissioners (“NAIC”), is as follows:

	Year Ended December 31,				December 31,

	2016	2015	2014		2016	2015

Net income	$100,657	$187,232	$134,091	Capital and surplus	$1,053,333	$1,114,764

Regulatory compliance is determined by a ratio of a company’s total adjusted capital (“TAC”) to its authorized control level risk-based capital (“ACL”), as determined in accordance with statutory accounting principles and practices as prescribed by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. The minimum level of TAC before corrective action commences is 200% of ACL. The Company’s risk-based capital ratio was in excess of the required amount as of December 31, 2016.

Dividends are paid as determined by the Board of Directors, subject to restrictions as discussed below. During the years ended December 31, 2016, 2015, and 2014, the Company paid dividends in the amounts of $125,691, $139,533, and $316,401, respectively, to its parent company, GWL&A Financial.

As an insurance company domiciled in the State of Colorado, the Company is required to maintain a minimum of $2,000 of capital and surplus. In addition, the maximum amount of dividends which can be paid to stockholders by insurance companies

45

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

(Dollars in Thousands, Except Share Amounts)

domiciled in the State of Colorado, without prior approval of the Insurance Commissioner, is subject to restrictions relating to statutory capital and surplus and statutory net gain from operations. As filed with the Colorado Division of Insurance, the statutory capital and surplus and net gain from operations at and for the year ended December 31, 2016, were $1,053,333 and $101,753, respectively. Based on the as filed amounts, the Company may pay an amount up to $101,753 of dividends during the year ended December 31, 2017, without the prior approval of the Colorado Insurance Commissioner. Prior to any payments of dividends, the Company seeks approval from the Colorado Insurance Commissioner.

46

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

(Dollars in Thousands, Except Share Amounts)

15.  Other Comprehensive Income

The following tables present the accumulated balances for each classification of other comprehensive income (loss):

	Year Ended December 31, 2016
	Unrealized holding gains / losses arising on fixed maturities, available-for- sale	Unrealized holding gains / losses arising on cash flow hedges	Future policy benefits, DAC and VOBA adjustments	Employee benefit plan adjustment	Total
Balances, January 1, 2016	$339,520	$45,284	$(65,785)	$(85,581)	$233,438
Other comprehensive income (loss) before reclassifications	13,192	29,104	7,139	(4,755)	44,680
Amounts reclassified from AOCI	(40,964)	(7,312)	—	6,033	(42,243)

Net current period other comprehensive income (loss)	(27,772)	21,792	7,139	1,278	2,437

Balances, December 31, 2016	$311,748	$67,076	$(58,646)	$(84,303)	$235,875

	Year Ended December 31, 2015
	Unrealized holding gains / losses arising on fixed maturities, available-for- sale	Unrealized holding gains / losses arising on cash flow hedges	Future policy benefits, DAC and VOBA adjustments	Employee benefit plan adjustment	Total
Balances, January 1, 2015	$784,183	$33,141	$(108,194)	$(106,112)	$603,018
Other comprehensive income (loss) before reclassifications	(418,522)	20,190	42,409	12,825	(343,098)
Amounts reclassified from AOCI	(26,141)	(8,047)	—	7,706	(26,482)

Net current period other comprehensive income (loss)	(444,663)	12,143	42,409	20,531	(369,580)

Balances, December 31, 2015	$339,520	$45,284	$(65,785)	$(85,581)	$233,438

	Year Ended December 31, 2014
	Unrealized holding gains / losses arising on fixed maturities, available-for- sale	Unrealized holding gains / losses arising on cash flow hedges	Future policy benefits, DAC and VOBA adjustments	Employee benefit plan adjustment	Total
Balances, January 1, 2014	$434,023	$25,517	$(70,000)	$(43,786)	$345,754
Other comprehensive income (loss) before reclassifications	381,198	13,089	(38,194)	(67,380)	288,713
Amounts reclassified from AOCI	(31,038)	(5,465)	—	5,054	(31,449)

Net current period other comprehensive income (loss)	350,160	7,624	(38,194)	(62,326)	257,264

Balances, December 31, 2014	$784,183	$33,141	$(108,194)	$(106,112)	$603,018

47

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

(Dollars in Thousands, Except Share Amounts)

The following tables present the composition of other comprehensive income (loss):

	Year Ended December 31, 2016
	Before-tax amount	Tax (expense) benefit	Net-of-tax amount
Unrealized holding gains (losses), net, arising on fixed maturities, available-for-sale	$20,295	$(7,103)	$13,192
Unrealized holding gains (losses), net, arising on cash flow hedges	44,776	(15,672)	29,104
Reclassification adjustment for (gains) losses, net, realized in net income	(74,271)	25,995	(48,276)

Net unrealized gains (losses) related to investments	(9,200)	3,220	(5,980)
Future policy benefits, DAC and VOBA adjustments	10,983	(3,844)	7,139

Net unrealized gains (losses)	1,783	(624)	1,159
Employee benefit plan adjustment	1,966	(688)	1,278

Other comprehensive income (loss)	$3,749	$(1,312)	$2,437

	Year Ended December 31, 2015
	Before-tax amount	Tax (expense) benefit	Net-of-tax amount
Unrealized holding gains (losses), net, arising on fixed maturities, available-for-sale	$(643,880)	$225,358	$(418,522)
Unrealized holding gains (losses), net, arising on cash flow hedges	31,061	(10,871)	20,190
Reclassification adjustment for (gains) losses, net, realized in net income	(52,597)	18,409	(34,188)

Net unrealized gains (losses) related to investments	(665,416)	232,896	(432,520)
Future policy benefits, DAC and VOBA adjustments	65,245	(22,836)	42,409

Net unrealized gains (losses)	(600,171)	210,060	(390,111)
Employee benefit plan adjustment	31,586	(11,055)	20,531

Other comprehensive income (loss)	$(568,585)	$199,005	$(369,580)

	Year Ended December 31, 2014
	Before-tax amount	Tax (expense) benefit	Net-of-tax amount
Unrealized holding gains (losses), net, arising on fixed maturities, available-for-sale	$586,458	$(205,260)	$381,198
Unrealized holding gains (losses), net, arising on cash flow hedges	20,137	(7,048)	13,089
Reclassification adjustment for (gains) losses, net, realized in net income	(56,159)	19,656	(36,503)

Net unrealized gains (losses) related to investments	550,436	(192,652)	357,784
Future policy benefits, DAC and VOBA adjustments	(58,760)	20,566	(38,194)

Net unrealized gains (losses)	491,676	(172,086)	319,590
Employee benefit plan adjustment	(95,886)	33,560	(62,326)

Other comprehensive income (loss)	$395,790	$(138,526)	$257,264

48

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

(Dollars in Thousands, Except Share Amounts)

The following table presents the reclassifications from accumulated other comprehensive income (loss):

	Year Ended December 31,
	2016		2015		2014
Details about accumulated other comprehensive income (loss) components	Amount reclassified from accumulated other comprehensive income (loss)						Affected line item in the statement where net income is presented
Unrealized holdings (gains) losses, net, arising on fixed maturities, available-for-sale	$(63,022)		$(40,217)		$(47,751)		Other realized investment (gains) losses, net

	(63,022)		(40,217)		(47,751)		Total before tax
	(22,058)		(14,076)		(16,713)		Tax expense or benefit

	$(40,964)		$(26,141)		$(31,038)		Net of tax

Unrealized holdings (gains) losses, net, arising on cash flow hedges	$(13,906)		$(12,380)		$(8,408)		Net investment income
	2,657		—		—		Interest expense

	(11,249)		(12,380)		(8,408)		Total before tax
	(3,937)		(4,333)		(2,943)		Tax expense or benefit

	$(7,312)		$(8,047)		$(5,465)		Net of tax

Amortization of employee benefit plan items
Prior service costs (benefits)	$(601)	(1)	$(694)	(1)	$3,189	(1)
Actuarial losses (gains)	9,882	(1)	12,550	(1)	2,730	(1)
Settlement	—	(1)	—	(1)	1,857	(1)

	9,281		11,856		7,776		Total before tax
	3,248		4,150		2,722		Tax expense or benefit

	$6,033		$7,706		$5,054		Net of tax

Total reclassification	$(42,243)		$(26,482)		$(31,449)		Net of tax

(1) These accumulated other comprehensive income components are included in the computation of net periodic (benefit) cost of employee benefit plans (see Note 17 for additional details).

16.  General Insurance Expenses

The following table summarizes the significant components of general insurance expenses:

	Year Ended December 31,
	2016	2015	2014
Compensation	$625,364	$564,008	$406,601
Commissions	222,028	206,360	210,797
Other	333,835	308,628	163,593

Total general insurance expenses	$1,181,227	$1,078,996	$780,991

49

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

(Dollars in Thousands, Except Share Amounts)

17.  Employee Benefit Plans

Defined Benefit Pension, Post-Retirement Medical, and Supplemental Executive Retirement Plans

The Company has a noncontributory Defined Benefit Pension Plan covering substantially all of its employees that were hired before January 1, 1999. Prior to December 31, 2012, the Company accounted for the Defined Benefit Pension Plan as the direct legal obligation of the Company and accounted for the corresponding plan obligations on its balance sheet and statements of income. Effective December 31, 2012, the Company transferred the sponsorship of the Defined Benefit Pension Plan to GWL&A Financial, the Company’s immediate parent. Despite the change in sponsorship of the Defined Benefit Pension Plan, the Company continues to account for the corresponding plan obligations on its balance sheet and statements of income.

Benefits for the Defined Benefit Pension Plan are based principally on an employee’s years of service and compensation levels near retirement. The Company’s policy for funding the Defined Benefit Pension Plans is to make annual contributions, which equal or exceed regulatory requirements.

The Company sponsors an unfunded Post-Retirement Medical Plan (the “Medical Plan”) that provides health benefits to retired employees who are not Medicare eligible. The Medical Plan is contributory and contains other cost sharing features which may be adjusted annually for the expected general inflation rate. The Company’s policy is to fund the cost of the Medical Plan benefits in amounts determined at the discretion of management.

The Company also provides Supplemental Executive Retirement Plans to certain key executives. These plans provide key executives with certain benefits upon retirement, disability, or death based upon total compensation. The Company has purchased individual life insurance policies with respect to employees covered by these plans. The Company is the owner and beneficiary of the insurance contracts.

A December 31 measurement date is used for the employee benefit plans.

The following tables provide a reconciliation of the changes in the benefit obligations, fair value of plan assets and the underfunded status for the Company’s Defined Benefit Pension, Post-Retirement Medical, and Supplemental Executive Retirement plans:

	Defined Benefit Pension Plan		Post-Retirement Medical Plan		Supplemental Executive Retirement Plan		Total
	Year Ended December 31,		Year Ended December 31,		Year Ended December 31,		Year Ended December 31,
	2016	2015	2016	2015	2016	2015	2016	2015
Change in projected benefit obligation:
Benefit obligation, January 1	$560,817	$583,080	$16,637	$12,782	$43,858	$55,832	$621,312	$651,694
Service cost	(1,403)	12,851	1,246	1,042	294	282	137	14,175
Interest cost	25,263	23,987	713	560	1,775	2,122	27,751	26,669
Actuarial (gain) loss	24,928	(42,863)	1,408	3,360	1,911	(9,504)	28,247	(49,007)
Regular benefits paid	(17,315)	(16,238)	(973)	(1,446)	(3,337)	(4,874)	(21,625)	(22,558)
Acquisition	—	—	—	339	—	—	—	339

Benefit obligation, December 31	$592,290	$560,817	$19,031	$16,637	$44,501	$43,858	$655,822	$621,312

Accumulated benefit obligation	$575,024	$544,011	$19,031	$16,637	$43,098	$42,182	$637,153	$602,830

On January 1, 2015, the Company acquired the retirement business of Putnam, an affiliate of the Company. See Note 2 for additional discussion regarding the acquisition. Per the terms of the Asset Transfer Agreement, the Company was required to give each Putnam employee full credit for the employee’s service period with Putnam prior to the closing date for the purpose of eligibility to participate, vesting and level of benefits under the Post-Retirement Medical Plan. As a result, approximately 150 individuals became eligible participants of the Post-Retirement Medical Plan at January 1, 2015. The transaction was recorded as a prior service cost, which resulted in a $339 increase before tax to other liabilities and expenses and a decrease to accumulated other comprehensive income.

50

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

(Dollars in Thousands, Except Share Amounts)

	Defined Benefit Pension Plan		Post-Retirement Medical Plan		Supplemental Executive Retirement Plan		Total
	Year Ended December 31,		Year Ended December 31,		Year Ended December 31,		Year Ended December 31,
	2016	2015	2016	2015	2016	2015	2016	2015
Change in plan assets:
Value of plan assets, January 1	$427,131	$443,962	$—	$—	$—	$—	$427,131	$443,962
Actual return on plan assets	43,271	(593)	—	—	—	—	43,271	(593)
Employer contributions	—	—	973	1,446	3,337	4,874	4,310	6,320
Benefits paid	(17,315)	(16,238)	(973)	(1,446)	(3,337)	(4,874)	(21,625)	(22,558)

Value of plan assets, December 31	$453,087	$427,131	$—	$—	$—	$—	$453,087	$427,131

	Defined Benefit Pension Plan		Post-Retirement Medical Plan		Supplemental Executive Retirement Plan		Total
	December 31,		December 31,		December 31,		December 31,
	2016	2015	2016	2015	2016	2015	2016	2015
Under funded status at December 31	$(139,203)	$(133,686)	$(19,031)	$(16,637)	$(44,501)	$(43,858)	$(202,735)	$(194,181)

The following table presents amounts recognized in the consolidated balance sheets for the Company’s Defined Benefit Pension, Post-Retirement Medical, and Supplemental Executive Retirement plans:

	Defined Benefit Pension Plan		Post-Retirement Medical Plan		Supplemental Executive Retirement Plan		Total
	December 31,		December 31,		December 31,		December 31,
	2016	2015	2016	2015	2016	2015	2016	2015
Amounts recognized in consolidated balance sheets:
Other liabilities	$(139,203)	$(133,686)	$(19,031)	$(16,637)	$(44,501)	$(43,858)	$(202,735)	$(194,181)
Accumulated other comprehensive income (loss)	(133,055)	(139,316)	5,715	8,540	(2,360)	(890)	(129,700)	(131,666)
The following table provides information regarding amounts in AOCI that have not yet been recognized as components of net periodic benefit cost at December 31, 2016:

	Defined Benefit Pension Plan		Post-Retirement Medical Plan		Supplemental Executive Retirement Plan		Total
	Gross	Net of tax	Gross	Net of tax	Gross	Net of tax	Gross	Net of tax
Net gain (loss)	$(133,055)	$(86,486)	$5,091	$3,309	$(660)	$(429)	$(128,624)	$(83,606)
Net prior service (cost) credit	—	—	624	406	(1,700)	(1,105)	(1,076)	(699)

	$(133,055)	$(86,486)	$5,715	$3,715	$(2,360)	$(1,534)	$(129,700)	$(84,305)

The following table provides information regarding amounts in AOCI that are expected to be recognized as components of net periodic benefit costs during the year ended December 31, 2017:

	Defined Benefit Pension Plan		Post-Retirement Medical Plan		Supplemental Executive Retirement Plan		Total
	Gross	Net of tax	Gross	Net of tax	Gross	Net of tax	Gross	Net of tax
Net gain (loss)	$(8,799)	$(5,719)	$210	$137	$54	$35	$(8,535)	$(5,547)
Prior service (cost) credit	—	—	453	294	(501)	(326)	(48)	(32)

	$(8,799)	$(5,719)	$663	$431	$(447)	$(291)	$(8,583)	$(5,579)

51

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

(Dollars in Thousands, Except Share Amounts)

The expected benefit payments for the Company’s Defined Benefit Pension, Post-Retirement Medical, and Supplemental Executive Retirement plans for the years indicated are as follows:

	Defined Benefit Pension Plan	Post-Retirement Medical Plan	Supplemental Executive Retirement Plan
2017	$16,600	$856	$3,435
2018	20,029	843	2,775
2019	21,231	917	2,460
2020	22,694	946	2,438
2021	24,820	1,028	2,400
2022 through 2026	154,223	6,776	27,188

Net periodic (benefit) cost of the Defined Benefit Pension, Post-Retirement Medical, and Supplemental Executive Retirement plans included in general insurance expenses in the accompanying consolidated statements of income includes the following components:

	Defined Benefit Pension Plan
	Year Ended December 31,
	2016	2015	2014
Components of net periodic cost:
Service cost	$(1,403)	$12,851	$4,952
Interest cost	25,263	23,987	23,068
Expected return on plan assets	(22,339)	(28,345)	(29,288)
Amortization of unrecognized prior service cost	—	13	51
Amortization of loss from earlier periods	10,260	12,398	2,898

Net periodic cost	$11,781	$20,904	$1,681

	Post-Retirement Medical Plan
	Year Ended December 31,
	2016	2015	2014
Components of net periodic benefit:
Service cost	$1,246	$1,042	$985
Interest cost	713	560	574
Amortization of unrecognized prior service benefit	(1,102)	(1,640)	(1,706)
Amortization of gain from earlier periods	(317)	(511)	(450)

Net periodic benefit	$540	$(549)	$(597)

	Supplemental Executive Retirement Plan
	Year Ended December 31,
	2016	2015	2014
Components of net periodic cost:
Service cost	$294	$282	$586
Interest cost	1,775	2,122	2,528
Amortization of unrecognized prior service cost	501	933	4,844
Amortization of loss from earlier periods	(61)	663	282
Settlement	—	—	1,857

Net periodic cost	$2,509	$4,000	$10,097

52

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

(Dollars in Thousands, Except Share Amounts)

On August 1, 2014, the Company made a lump-sum benefit payment from the Supplemental Executive Retirement Plan. The lump-sum distribution resulted in the settlement of 21% of the Supplemental Executive Retirement Plan’s projected benefit obligation and exceeded the total of the projected service cost and interest cost for the plan year. In connection with this settlement during the third quarter of 2014, the Company reclassified a $1,857 loss before tax to earnings from accumulated other comprehensive income. The lump-sum benefit payment also resulted in the recognition of $3,911 of prior service costs within earnings from accumulated other comprehensive income.

The following tables present the assumptions used in determining benefit obligations of the Defined Benefit Pension, Post-Retirement Medical, and the Supplemental Executive Retirement plans:

	Defined Benefit Pension Plan
	December 31,
	2016	2015
Discount rate	4.20%	4.55%
Rate of compensation increase	4.47%	4.47%

	Post-Retirement Medical Plan
	December 31,
	2016	2015
Discount rate	4.05%	4.31%
Initial health care cost trend	6.75%	7.00%
Ultimate health care cost trend	5.00%	5.00%
Year ultimate trend is reached	2024	2024

	Supplemental Executive Retirement Plan
	December 31,
	2016	2015
Discount rate	3.80%	4.22%
Rate of compensation increase	4.00%	4.00%

During 2016, the Company adopted the Society of Actuaries Mortality Improvement Scale (MP-2016).

During 2015, the Company adopted the Society of Actuaries 2015 Mortality Tables Report (RP-2015) and Mortality Improvement Scale (MP-2015), which adjusted the mortality assumptions used to measure retirement plan obligations. These mortality assumptions are an update to the tables adopted in 2014, to reflect two additional years of U.S. population mortality improvement data.

The following tables present the assumptions used in determining the net periodic (benefit) cost of the Defined Benefit Pension, Post-Retirement Medical, and the Supplemental Executive Retirement plans:

	Defined Benefit Pension Plan
	Year Ended December 31,
	2016	2015
Discount rate	4.55%	4.17%
Expected return on plan assets	6.00%	6.50%
Rate of compensation increase	4.47%	4.47%

53

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

(Dollars in Thousands, Except Share Amounts)

	Post-Retirement Medical Plan
	Year Ended December 31,
	2016	2015
Discount rate	4.31%	3.94%
Initial health care cost trend	7.00%	6.50%
Ultimate health care cost trend	5.00%	5.00%
Year ultimate trend is reached	2024	2018

	Supplemental Executive Retirement Plan
	Year Ended December 31,
	2016	2015
Discount rate	4.22%	3.99%
Rate of compensation increase	4.00%	4.00%

The discount rate has been set based on the rates of return on high-quality fixed-income investments currently available and expected to be available during the period the benefits will be paid. In particular, the yields on bonds rated AA or better on the measurement date have been used to set the discount rate.

The following table presents the impact on the Post-Retirement Medical Plan that a one-percentage-point change in assumed health care cost trend rates would have on the following:

	One percentage point increase	One percentage point decrease
Increase (decrease) on total service and interest cost on components	$322	$(269)
Increase (decrease) on post-retirement benefit obligation	2,430	(2,083)

The following table presents how the Company’s Defined Benefit Pension Plan assets are invested:

	December 31,
	2016	2015
Equity securities	45%	67%
Debt securities	39%	31%
Other	16%	2%

Total	100%	100%

54

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

(Dollars in Thousands, Except Share Amounts)

The following tables present information about the Defined Benefit Retirement Plan’s assets measured at fair value on a recurring basis and indicates the fair value hierarchy of the valuation approach utilized to determine such fair value:

	Defined benefit plan assets measured at fair value on a recurring basis
	December 31, 2016
	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Common collective trust funds: (1)
Equity index funds	$—	$—	$—	$34,578
Midcap index funds	—	—	—	35,330
World equity index funds	—	—	—	44,235
U.S. equity market funds	—	—	—	45,614
International equity funds	—	—	—	11,143

Total common collective trust funds	—	—	—	170,900
Fixed maturity investments:
U.S. government direct obligations and agencies	—	5,672	—	5,672
Obligations of U.S. states and their municipalities	—	18,670	—	18,670
Corporate debt securities	—	141,102	1,316	142,418
Asset-backed securities	—	7,828	—	7,828
Commercial mortgage-backed securities	—	2,884	—	2,884

Total fixed maturity investments	—	176,156	1,316	177,472
Equity investments:
Fixed income mutual funds	21,321	—	—	21,321
Equity mutual funds	11,106	—	—	11,106
Preferred stock	640	—	—	640

Total equity investments	33,067	—	—	33,067
Limited partnership investments (1)	—	—	—	7,022
Money market funds	62,883	—	—	62,883

Total defined benefit plan assets	$95,950	$176,156	$1,316	$451,344

(1) Fair values of Common collective trust funds and Limited partnership investments are estimated using net asset value per unit as a practical expedient which are excluded from the disclosure requirement to classify amounts in the fair value hierarchy in connection with the adoption of ASU 2015-07.

55

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

(Dollars in Thousands, Except Share Amounts)

	Defined benefit plan assets measured at fair value on a recurring basis
	December 31, 2015
	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Common collective trust funds: (1)
Equity index funds	$—	$—	$—	$94,751
Midcap index funds	—	—	—	88,267
World equity index funds	—	—	—	8,511
U.S. equity market funds	—	—	—	94,471

Total common collective trust funds	—	—	—	286,000
Fixed maturity investments:
U.S. government direct obligations and agencies	—	6,753	—	6,753
Obligations of U.S. states and their municipalities	—	19,074	—	19,074
Corporate debt securities	—	93,811	—	93,811
Asset-backed securities	—	8,149	—	8,149
Commercial mortgage-backed securities	—	2,926	—	2,926

Total fixed maturity investments	—	130,713	—	130,713
Preferred stock	280	—	—	280
Limited partnership investments (1)	—	—	—	7,654
Money market funds	2,484	—	—	2,484

Total defined benefit plan assets	$2,764	$130,713	$—	$427,131

(1)  Fair values of Common collective trust funds and Limited partnership investments are estimated using net asset value per unit as a practical expedient which are excluded from the disclosure requirement to classify amounts in the fair value hierarchy in connection with the adoption of ASU 2015-07.

The following tables present additional information about assets of the Defined Benefit Retirement Plan measured at fair value on a recurring basis and for which the Company has utilized Level 3 inputs to determine fair value:

	Recurring Level 3 financial assets
	Corporate debt securities
	Year Ended December 31,
	2016	2015
Balance, January 1	$—	$—
Actual return on plan assets	54	—
Settlements	(213)	—
Transfers into Level 3 (1)	1,475	—

Balance, December 31	$1,316	$—

(1)  Transfers into Level 3 are due primarily to decreased observability of inputs in valuation methodologies.

The investment objective of the Defined Benefit Pension Plan is to provide a risk-adjusted return that will ensure the payment of benefits while protecting against the risk of substantial investment losses. Correlations among the asset classes are used to identify an asset mix that the Company believes will provide the most attractive returns. Long-term return forecasts for each asset class using historical data and other qualitative considerations to adjust for projected economic forecasts are used to set the expected rate of return for the entire portfolio.

56

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

(Dollars in Thousands, Except Share Amounts)

The Defined Benefit Pension Plan utilizes various investment securities. Generally, investment securities are exposed to various risks, such as interest rate risks, credit risk, and overall market volatility. Due to the level of risk associated with certain investment securities, it is reasonably possible that changes in the values of investment securities will occur and that such changes could materially affect the amounts reported.

The following table presents the ranges the Company targets for the allocation of invested Defined Benefit Pension Plan assets at December 31, 2017:

December 31, 2017
Equity securities	30%
Debt securities	52%
Other	18%

Total	100%

Management estimates the value of these investments will be recoverable. The Company does not expect any plan assets to be returned to it during the year ended December 31, 2017. The Company expects to make payments of approximately $856 with respect to its Post-Retirement Medical Plan and $3,435 with respect to its Supplemental Executive Retirement Plan during the year ended December 31, 2017.

Other employee benefit plans

The Company has an executive deferred compensation plan providing key executives with the opportunity to participate in an unfunded deferred compensation program. Under the program, participants may defer base compensation and bonuses and earn interest on the amounts deferred. The program is not qualified under Section 401 of the Internal Revenue Code. Participant balances, which are reflected in other liabilities in the accompanying consolidated balance sheets, are $7,236 and $8,678 at December 31, 2016, and 2015, respectively. The participant deferrals earned interest at the average rates of 6.42% and 6.48% during the years ended December 31, 2016, and 2015, respectively. The interest rate is based on the Moody’s Average Annual Corporate Bond Index rate plus 0.45% for actively employed participants and fixed rates ranging from 4.12% to 5.03% for retired participants.

The Company offers an unfunded, non-qualified deferred compensation plan to a select group of management and highly compensated individuals. Participants defer a portion of their compensation and realize potential market gains or losses on the invested contributions. The program is not qualified under Section 401 of the Internal Revenue Code. Participant balances, which are included in other liabilities in the accompanying consolidated balance sheets, are $21,758 and $18,654 at December 31, 2016, and 2015, respectively.

The Company sponsors a qualified defined contribution benefit plan covering all employees. Under this plan, employees may contribute a percentage of their annual compensation to the plan up to certain maximums, as defined by the plan and by the Internal Revenue Service (“IRS”). Currently, the Company matches a percentage of employee contributions in cash. The Company recognized $12,364, $13,016, and $8,479 in expense related to this plan for the years ended December 31, 2016, 2015, and 2014, respectively.

18.   Income Taxes

The provision for income taxes is comprised of the following:

	Year Ended December 31,
	2016	2015	2014
Current	$32,031	$76,842	$80,859
Deferred	53,481	21,682	75,044

Total income tax provision	$85,512	$98,524	$155,903

57

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

(Dollars in Thousands, Except Share Amounts)

The following table presents a reconciliation between the statutory federal income tax rate and the Company’s effective federal income tax rate:

	Year Ended December 31,
	2016	2015	2014
Statutory federal income tax rate	35.0%	35.0%	35.0%
Income tax effect of:
Investment income not subject to federal tax	(3.0)%	(3.0)%	(1.8)%
Tax credits	(6.9)%	(0.2)%	(0.3)%
State income taxes, net of federal benefit	2.3%	3.2%	1.0%
Income tax contingency provisions	— %	— %	(1.2)%
Other, net	(0.4)%	(0.9)%	0.2%

Effective federal income tax rate	27.0%	34.1%	32.9%

A reconciliation of unrecognized tax benefits is as follows:
	Year Ended December 31,
	2016	2015	2014
Balance, beginning of year	$23,093	$26,890	$21,154
Additions to tax positions in the current year	—	1,383	13,931
Additions to tax positions in the prior year	1,902	50	—
Reductions to tax positions from statutes expiring	(7,727)	(5,230)	(8,195)

Balance, end of year	$17,268	$23,093	$26,890

There were no tax benefits included in the unrecognized tax benefits of $17,268 at December 31, 2016, that would impact the annual effective tax rate. The Company does not anticipate material changes to its unrecognized tax benefits in the next twelve months.

The Company recognizes accrued interest and penalties related to unrecognized tax benefits in current income tax expense. The Company recognized decreases of $153, $193, and $2,916 in interest and penalties related to the uncertain tax positions during the years ended December 31, 2016, 2015, and 2014, respectively. The Company had approximately $864 and $1,017 accrued for the payment of interest and penalties at December 31, 2016, and 2015, respectively.

The Company files income tax returns in the U.S. federal jurisdiction and various states. With few exceptions, the Company is no longer subject to U.S. federal income tax examinations by tax authorities for years 2012 and prior. Tax years 2013 through 2015 are open to federal examination by the I.R.S. The Company does not expect significant increases or decreases to unrecognized tax benefits relating to federal, state, or local audits.

58

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

(Dollars in Thousands, Except Share Amounts)

Deferred income taxes represent the tax effect of the differences between the book and tax bases of assets and liabilities. The tax effect of temporary differences, which give rise to the deferred tax assets and liabilities, is as follows:

	December 31,
	2016		2015
	Deferred tax asset	Deferred tax liability	Deferred tax asset	Deferred tax liability

Policyholder reserves	$—	$278,632	$—	$262,822
Deferred acquisition costs	—	28,071	—	8,533
Investment assets	—	233,583	—	221,303
Policyholder dividends	8,583	—	8,919	—
Net operating loss carryforward	96,693	—	113,637	—
Pension plan accrued benefit liability	83,562	—	79,945	—
Goodwill	—	35,306	—	33,034
Experience rated refunds	6,654	—	12,673	—
Tax credits	168,597	—	154,017	—
Other	19,592	—	19,385	—

Total deferred taxes	$383,681	$575,592	$388,576	$525,692

The deferred tax liability amounts presented for investment assets above include $172,405 and $171,780 related to the net unrealized losses (gains) on the Company’s investments, which are classified as available-for-sale at December 31, 2016, and 2015, respectively.

The Company, together with certain of its subsidiaries, and Lifeco U.S. have entered into an income tax allocation agreement whereby Lifeco U.S. files a consolidated federal income tax return. Under the agreement, these companies are responsible for and will receive the benefits of any income tax liability or benefit computed on a separate tax return basis.

As of December 31, 2016, the subsidiary had net operating loss carry forwards expiring as follows:

Year	Amount
2021	$5,977
2022	136,796
2023	81,693
2028	2,215

Total	$226,681

During the years ended December 31, 2016, 2015, and 2014, the Company generated $215, $3,295, and $15,506 of Guaranteed Federal Low Income Housing tax credit carryforwards, respectively. As of December 31, 2016, the total credit carryforward for Low Income Housing is $143,105. These credits will begin to expire in 2030.

The Company generated $4,286 of foreign tax credit carryforwards during the year ended December 31, 2016. During the years ended December 31, 2010 through December 31, 2015, the Company generated credit carryforwards of $21,025. The Company determined in 2016 that it will amend its prior year previously filed federal income tax returns in order to elect to claim foreign tax credits in lieu of foreign tax expense. These credits will begin to expire in 2020.

Included in due from parent and affiliates at December 31, 2016, and 2015 is $35,093 and $11,790, respectively, of income taxes receivable primarily from Lifeco U.S. related to the consolidated income tax return filed by the Company and certain subsidiaries.

Included in the consolidated balance sheets at December 31, 2016, and 2015 is $7,819 and $7,721, respectively, of income taxes receivable in other assets primarily related to the separate state income tax returns filed by certain subsidiaries.

59

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

(Dollars in Thousands, Except Share Amounts)

19.  Segment Information

The Chief Operating Decision Maker (“CODM”) of the Company is also the Chief Executive Officer (“CEO”) of the Company and Lifeco U.S. The CODM reviews the financial information for the purposes of assessing performance and allocating resources based upon the results of Lifeco U.S. and other U.S. affiliates prepared in accordance with International Financial Reporting Standards. The CODM, in his capacity as CEO of the Company, reviews the Company’s financial information only in connection with the quarterly and annual reports that are filed with the Securities and Exchange Commission (“SEC”). Consequently, the Company does not provide its discrete financial information to the CODM to be regularly reviewed to make decisions about resources to be allocated or to assess performance. For purposes of SEC reporting requirements, the Company has chosen to present its financial information in three segments, notwithstanding the above. The three segments are: Individual Markets, Empower Retirement, and Other.

Individual Markets

The Individual Markets reporting and operating segment distributes life insurance and individual annuity products to both individuals and businesses through various distribution channels. Life insurance products in-force include participating and non-participating term life, whole life, universal life, and variable universal life.

Empower Retirement

The Empower Retirement reporting and operating segment provides various retirement plan products and investment options as well as comprehensive administrative and recordkeeping services for financial institutions and employers, which include educational, advisory, enrollment, and communication services for employer-sponsored defined contribution plans and associated defined benefit plans.

Other

The Company’s Other reporting segment is substantially comprised of activity under the assumption of reinsurance between GWSC and CLAC (“the GWSC operating segment”), corporate items not directly allocated to the other operating segments and interest expense on long-term debt.

The accounting principles used to determine segment results are the same as those used in the consolidated financial statements. The Company evaluates performance of its reportable segments based on their profitability from operations after income taxes. Inter-segment transactions and balances have been eliminated in consolidation. The Company’s operations are not materially dependent on one or a few customers, brokers, or agents.

60

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

(Dollars in Thousands, Except Share Amounts)

The following tables summarize segment financial information:

	Year Ended December 31, 2016
	Individual Markets	Empower Retirement	Other	Total
Revenue:
Premium income	$379,127	$1,853	$84,369	$465,349
Fee income	99,514	851,620	5,683	956,817
Other revenue	—	12,261	—	12,261
Net investment income	798,557	428,327	49,675	1,276,559
Realized investments gains (losses), net	40,899	51,209	774	92,882

Total revenues	1,318,097	1,345,270	140,501	2,803,868

Benefits and expenses:
Policyholder benefits	969,182	206,143	65,698	1,241,023
Operating expenses	175,016	1,002,129	69,096	1,246,241

Total benefits and expenses	1,144,198	1,208,272	134,794	2,487,264

Income before income taxes	173,899	136,998	5,707	316,604
Income tax expense	58,601	25,144	1,767	85,512

Net income	$115,298	$111,854	$3,940	$231,092

	December 31, 2016
	Individual Markets	Empower Retirement	Other	Total
Assets:
Investments	$16,770,772	$12,195,748	$1,634,330	$30,600,850
Other assets	1,453,717	1,057,148	141,666	2,652,531
Separate account assets	7,521,475	19,516,290	—	27,037,765

Assets of continuing operations	$25,745,964	$32,769,186	$1,775,996	60,291,146

Assets of discontinued operations				17,652

Total assets				$60,308,798

61

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

(Dollars in Thousands, Except Share Amounts)

	Year Ended December 31, 2015
	Individual Markets	Empower Retirement	Other	Total
Revenue:
Premium income	$360,783	$533	$84,234	$445,550
Fee income	87,471	853,076	3,979	944,526
Other revenue	—	13,563	—	13,563
Net investment income	801,935	398,639	53,856	1,254,430
Realized investments gains (losses), net	28,864	54,752	94	83,710

Total revenues	1,279,053	1,320,563	142,163	2,741,779

Benefits and expenses:
Policyholder benefits	931,631	201,791	101,205	1,234,627
Operating expenses	159,719	992,564	65,890	1,218,173

Total benefits and expenses	1,091,350	1,194,355	167,095	2,452,800

Income (loss) before income taxes	187,703	126,208	(24,932)	288,979
Income tax expense (benefit)	64,360	43,058	(8,894)	98,524

Net income (loss)	$123,343	$83,150	$(16,038)	$190,455

	December 31, 2015
	Individual Markets	Empower Retirement	Other	Total
Assets:
Investments	$16,074,681	$10,966,096	$1,770,249	$28,811,026
Other assets	1,358,934	927,061	149,655	2,435,650
Separate account assets	7,031,013	19,600,180	—	26,631,193

Assets of continuing operations	$24,464,628	$31,493,337	$1,919,904	57,877,869

Assets of discontinued operations				21,910

Total assets				$57,899,779

62

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

(Dollars in Thousands, Except Share Amounts)

	Year Ended December 31, 2014
	Individual Markets	Empower Retirement	Other	Total
Revenue:
Premium income	$360,305	$1,215	$84,875	$446,395
Fee income	95,631	629,533	4,015	729,179
Other revenue	—	7,506	—	7,506
Net investment income	748,015	426,340	54,033	1,228,388
Realized investments gains (losses), net	44,381	102,597	393	147,371

Total revenues	1,248,332	1,167,191	143,316	2,558,839

Benefits and expenses:
Policyholder benefits	902,982	206,339	113,124	1,222,445
Operating expenses	136,850	647,165	79,107	863,122

Total benefits and expenses	1,039,832	853,504	192,231	2,085,567

Income (loss) before income taxes	208,500	313,687	(48,915)	473,272
Income tax expense (benefit)	68,719	104,162	(16,978)	155,903

Net income (loss)	$139,781	$209,525	$(31,937)	$317,369

63

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

(Dollars in Thousands, Except Share Amounts)

20.  Share-Based Compensation

Equity Awards

Lifeco, of which the Company is an indirect wholly-owned subsidiary, maintains the Great-West Lifeco Inc. Stock Option Plan (the “Lifeco plan”) that provides for the granting of options on its common shares to certain of its officers and employees and those of its subsidiaries, including the Company. Options are granted with exercise prices not less than the average market price of the shares on the five days preceding the date of the grant. The Lifeco plan provides for the granting of options with varying terms and vesting requirements with vesting commencing on the first anniversary of the grant, exercisable within 10 years from the date of grant.

Termination of employment prior to the vesting of the options results in the forfeiture of the unvested options, unless otherwise determined by Human Resources Committee. At its discretion the Human Resources Committee may vest the unvested options of retiring option holders, with the options exercisable within five years from the date of retirement. In such event, the Company accelerates the recognition period to the date of retirement for any unrecognized share-based compensation cost related thereto and recognizes it in its earnings at that time.

Liability Awards

The Company maintains a Performance Share Unit Plan (“PSU plan”) for senior executives of the Company. Under the PSU plan, “performance share units” are granted to certain senior executives of the Company. Each performance unit has a value equal to one share of Lifeco common stock and is subject to adjustment for cash dividends paid to Lifeco stockholders, Company earnings results as well as stock dividends and splits, consolidations and the like that affect shares of Lifeco common stock outstanding.

If the performance share units vest, they are payable in cash equal to the average closing price of Lifeco common stock for the 20 trading days prior to the date following the last day of the three-year performance period. The estimated fair value of the performance unit is based on the average closing price of Lifeco common stock for the twenty trading days prior to the grant. The performance share units generally vest in their entirety at the end of the three years performance period based on continued service. The PSU plan contains a provision that permits all unvested performance share units to become vested upon death or retirement.

Performance share units are settled in cash and are recorded as liabilities until payout is made. Unlike share-settled awards, which have a fixed grant-date fair value, the fair value of unsettled or unvested liabilities awards is remeasured at the end of each reporting period based on the change in fair value of one share of Lifeco common stock. The liability and corresponding expense are adjusted accordingly until the award is settled.

Compensation Expense Related to Share-Based Compensation

The compensation expense related to share-based compensation was as follows:

	Year Ended December 31,
	2016	2015	2014
Lifeco Stock Plan	$2,190	$1,655	$3,384
Performance Share Unit Plan	5,318	2,320	6,263

Total compensation expense	$7,508	$3,975	$9,647

Income tax benefits	$2,458	$1,143	$2,404

64

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

(Dollars in Thousands, Except Share Amounts)

The following table presents the total unrecognized compensation expense related to share-based compensation at December 31, 2016, and the expected weighted average period over which these expenses will be recognized:

	Expense	Weighted average period (years)
Lifeco Stock Plan	$2,684	1.7
Performance Share Unit Plan	6,403	1.4

Equity Award Activity

During the year ended December 31, 2016, Lifeco granted 973,100 stock options to employees of the Company. These stock options vest over five - year periods ending in 2021. Compensation expense of $2,664 will be recognized in the Company’s financial statements over the vesting period of these stock options using the accelerated method of recognition.

The following table summarizes the status of, and changes in, the Lifeco plan options granted to Company employees which are outstanding. The options granted relate to underlying stock traded in Canadian dollars on the Toronto Stock Exchange; therefore, the amounts, which are presented in United States dollars, will fluctuate as a result of exchange rate fluctuations.

		Weighted average
	Shares under option	Exercise price (Whole dollars)	Remaining contractual term (Years)	Intrinsic value (1)
Outstanding, January 1, 2016	3,633,343	$21.68
Granted	973,100	25.88
Exercised	(359,345)	20.03
Cancelled and expired	(185,097)	25.87

Outstanding, December 31, 2016	4,062,001	23.25	6.1	$12,814
Vested and expected to vest, December 31, 2016	4,062,001	$23.25	6.1	$12,814
Exercisable, December 31, 2016	2,292,059	$21.81	4.3	$10,654

(1) The aggregate intrinsic value is calculated as the difference between the market price of Lifeco common shares on December 31, 2016, and the exercise price of the option (only if the result is positive) multiplied by the number of options.

The following table presents additional information regarding stock options under the Lifeco plan:

	Year Ended December 31,
	2016	2015	2014
Weighted average fair value of options granted	$2.74	$3.33	$5.53
Intrinsic value of options exercised (1)	2,102	4,234	401
Fair value of options vested	1,605	1,670	4,491

(1) The intrinsic value of options exercised is calculated as the difference between the market price of Lifeco common shares on the date of exercise and the exercise price of the option multiplied by the number of options exercised.

65

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

(Dollars in Thousands, Except Share Amounts)

The fair value of the options granted during the years ended December 31, 2016, 2015, and 2014 was estimated on the date of the grant using the Black-Scholes option-pricing model with the following weighted average assumptions:

	Year Ended December 31,
	2016	2015	2014
Dividend yield	3.99%	3.66%	3.95%
Expected volatility	19.03%	19.10%	26.63%
Risk free interest rate	0.80%	0.90%	1.75%
Expected duration (years)	6.0	6.0	6.0

Liability Award Activity

The following table summarizes the status of, and changes in, the Performance Share Unit Plan units granted to Company employees which are outstanding:

Performance Units
Outstanding, January 1, 2016	440,089
Granted	313,837
Forfeited	(3,158)
Exercised	(151,857)

Outstanding, December 31, 2016	598,911

Vested and expected to vest, December 31, 2016	598,911

The cash payment in settlement of the Performance Share Unit Plan units was $3,988 and $6,375 for the years ended December 31, 2016, and 2015, respectively.

21.  Commitments and Contingencies

Commitments

The following table summarizes the Company’s future purchase obligations and commitments:

	Payment due by period
	Less than one year	One to three years	Three to five years	More than five years	Total
Related party long-term debt - principal (1)	$—	$—	$—	$528,400	$528,400
Related party long-term debt - interest (2)	24,683	49,365	49,365	451,951	575,364
Investment purchase obligations (3)	438,458	—	—	—	438,458
Operating leases (4)	14,152	23,830	13,114	69	51,165
Other liabilities (5)	28,147	16,046	11,389	33,964	89,546

Total	$505,440	$89,241	$73,868	$1,014,384	$1,682,933

(1) Related party long-term debt principal - Represents contractual maturities of principal due to the Company’s parent, GWL&A Financial, under the terms of two long-term surplus notes. The amounts shown in this table differ from the amounts included in the Company’s consolidated balance sheet because the amounts shown above do not consider the discount upon the issuance of one of the surplus notes.

(2) Related party long-term debt interest - One long-term surplus note bears interest at a fixed rate through maturity. The other surplus note bears a variable interest rate plus the then-current three-month London Interbank Offering Rate (“LIBOR”). The interest payments shown in this table are calculated based upon the contractual rates in effect on December 31, 2016, and do not consider the impact of future interest rate changes.

66

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

(Dollars in Thousands, Except Share Amounts)

(3) Investment purchase obligations - The Company makes commitments to fund partnership interests, mortgage loans on real estate, and other investments in the normal course of its business. As the timing of the fulfillment of the commitment to fund partnership interests cannot be predicted, such obligations are presented in the less than one year category. The timing of the funding of mortgage loans on real estate is based on the expiration date of the commitment. The amounts of these unfunded commitments at December 31, 2016, and 2015, were $438,458 and $50,692, of which $93,440 and $8,692 were related to cost basis limited partnership interests, respectively, all of which is due within one year from the dates indicated.

(4) Operating leases - The Company is obligated to make payments under various non-cancelable operating leases, primarily for office space. Contractual provisions exist that could increase the lease obligations presented, including operating expense escalation clauses. Management does not consider the impact of any such clauses to be material to the Company’s operating lease obligations. The Company incurred rent expense, net of sublease income, of $12,575, $12,050, and $7,628 for the years ended December 31, 2016, 2015, and 2014, respectively and is recorded in general insurance expense. The Company’s total future operating lease obligation will be reduced by minimum reimbursement of $7,301 due in the future under non-cancelable agreements.

From time to time, the Company enters into agreements or contracts, including capital leases, to purchase goods or services in the normal course of its business. However, these agreements and contracts are not material and are excluded from the table above.

(5) Other liabilities - Other liabilities include those other liabilities which represent contractual obligations not included elsewhere in the table above. If the timing of the payment of any other liabilities was sufficiently uncertain, the amounts were included in the less than one year category. Other liabilities presented in the table above include:

•	Expected contributions to the Company’s defined benefit pension plan and benefit payments for the Post-Retirement Medical Plan and Supplemental Executive Retirement Plan.
•	Miscellaneous purchase obligations to acquire goods and services.
•	Unrecognized tax benefits

The Company has a revolving credit facility agreement in the amount of $50,000 for general corporate purposes. The credit facility expires on March 1, 2018. Interest accrues at a rate dependent on various conditions and terms of borrowings. The agreement requires, among other things, the Company to maintain a minimum adjusted net worth, of $1,100,000, as defined in the credit facility agreement (both compiled on the unconsolidated statutory accounting basis prescribed by the NAIC), for each quarter ending after December 31, 2015. The Company was in compliance with all covenants at December 31, 2016, and 2015. At December 31, 2016, and 2015 there were no outstanding amounts related to the current and prior credit facilities.

GWSC and CLAC are parties to a reinsurance agreement pursuant to which GWSC assumes term life insurance from CLAC. GWL&A Financial obtained two letters of credit for the benefit of the Company as collateral under the GWSC and CLAC reinsurance agreement for policy liabilities and capital support. The first letter of credit is for $1,165,030 and renews annually until it expires on July 3, 2027. The second letter of credit is for $70,000 and renews annually until it expires on December 31, 2017. At December 31, 2016, and 2015, there were no outstanding amounts related to the letters of credit. See Note 4 for additional discussion regarding these letters of credit.

In addition, the Company has other letters of credit with a total amount of $9,095, renewable annually for an indefinite period of time. At December 31, 2016, and 2015, there were no outstanding amounts related to those letters of credit.

Contingencies

From time to time, the Company may be threatened with, or named as a defendant in, lawsuits, arbitrations, and administrative claims. Any such claims that are decided against the Company could harm the Company’s business. The Company is also subject to periodic regulatory audits and inspections which could result in fines or other disciplinary actions. Unfavorable outcomes in such matters may result in a material impact on the Company’s financial position, results of operations, or cash flows.

67

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

(Dollars in Thousands, Except Share Amounts)

The Company is defending lawsuits relating to the costs and features of certain retirement or fund products. These actions have not reached the trial stage. Management believes the claims are without merit and will defend these actions. Based on the information known, these actions will not have a material adverse effect on the consolidated financial position of the Company.

The Company is involved in other various legal proceedings that arise in the ordinary course of its business. In the opinion of management, after consultation with counsel, the likelihood of loss from the resolution of these proceedings is remote and/or the estimated loss is not expected to have a material effect on the Company’s consolidated financial position, results of its operations, or cash flows.

22.  Subsequent Events

On February 6, 2017, the Company’s Board of Directors declared dividends of $77,000, payable on March 15, 2017, to its sole shareholder, GWL&A Financial.

68

Variable Annuity-2 Series Account

of Great-West Life & Annuity

Insurance Company

Annual Statement for the Year Ended

December 31, 2016 and Report of Independent

Registered Public Accounting Firm

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2016

	INVESTMENT DIVISIONS

		ALGER CAPITAL APPRECIATION PORTFOLIO		ALGER LARGE CAP GROWTH PORTFOLIO		ALGER MID CAP GROWTH PORTFOLIO		ALGER SMALL CAP GROWTH PORTFOLIO		ALGER SMID CAP GROWTH PORTFOLIO		ALPS ALERIAN ENERGY INFRASTRUCTURE PORTFOLIO

ASSETS:
Investments at fair value (1)	$	1,613,527	$	1,005,024	$	2,307,514	$	491,355	$	118,500	$	312,580
Investment income due and accrued
Receivable for investments sold
Purchase payments receivable

Total assets		1,613,527		1,005,024		2,307,514		491,355		118,500		312,580

LIABILITIES:
Payable for investments purchased
Redemptions payable
Due to Great West Life & Annuity Insurance Company		187		116		257		33		19		24

Total liabilities		187		116		257		33		19		24

NET ASSETS	$	1,613,340	$	1,004,908	$	2,307,257	$	491,322	$	118,481	$	312,556

NET ASSETS REPRESENTED BY:
Accumulation units	$	1,613,340	$	1,004,908	$	2,307,257	$	491,322	$	118,481	$	312,556
Contracts in payout phase

NET ASSETS	$	1,613,340	$	1,004,908	$	2,307,257	$	491,322	$	118,481	$	312,556

ACCUMULATION UNITS OUTSTANDING		16,419		10,054		32,462		24,742		10,949		25,688

UNIT VALUE (ACCUMULATION)	$	98.26	$	99.95	$	71.08	$	19.86	$	10.82	$	12.17

(1) Cost of investments:	$	1,048,018	$	833,762	$	1,931,089	$	711,335	$	121,105	$	304,943
Shares of investments:		24,043		19,096		117,133		26,192		65,110		31,896

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2016

	INVESTMENT DIVISIONS

		ALPS RED ROCKS LISTED PRIVATE EQUITY PORTFOLIO		AMERICAN CENTURY INVESTMENTS VP INFLATION PROTECTION FUND		AMERICAN CENTURY INVESTMENTS VP MID CAP VALUE FUND		AMERICAN CENTURY INVESTMENTS VP VALUE FUND		AMERICAN FUNDS IS INTERNATIONAL FUND		AMERICAN FUNDS IS NEW WORLD FUND

ASSETS:
Investments at fair value (1)	$	323,135	$	244,866	$	1,739,749	$	1,349,289	$	538,462	$	343,255
Investment income due and accrued
Receivable for investments sold
Purchase payments receivable						10,801						11,600

Total assets		323,135		244,866		1,750,550		1,349,289		538,462		354,855

LIABILITIES:
Payable for investments purchased						10,801						11,600
Redemptions payable
Due to Great West Life & Annuity Insurance Company		16		12		88		110		41		25

Total liabilities		16		12		10,889		110		41		11,625

NET ASSETS	$	323,119	$	244,854	$	1,739,661	$	1,349,179	$	538,421	$	343,230

NET ASSETS REPRESENTED BY:
Accumulation units	$	323,119	$	244,854	$	1,739,661	$	1,349,179	$	538,421	$	343,230
Contracts in payout phase

NET ASSETS	$	323,119	$	244,854	$	1,739,661	$	1,349,179	$	538,421	$	343,230

ACCUMULATION UNITS OUTSTANDING		32,596		24,258		107,070		119,546		59,945		33,589

UNIT VALUE (ACCUMULATION)	$	9.91	$	10.09	$	16.25	$	11.29	$	8.98	$	10.22

(1) Cost of investments:	$	308,125	$	250,442	$	1,588,865	$	1,271,906	$	565,172	$	350,187
Shares of investments:		29,217		24,220		82,336		128,626		32,360		17,594

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2016

	INVESTMENT DIVISIONS
			BLACKROCK GLOBAL ALLOCATION VI FUND		BLACKROCK HIGH YIELD VI FUND		CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO		COLUMBIA VARIABLE PORTFOLIO - SELECT SMALLER-CAP VALUE FUND		COLUMBIA VARIABLE PORTFOLIO - SELIGMAN GLOBAL TECHNOLOGY FUND - CLASS 1		COLUMBIA VARIABLE PORTFOLIO - SELIGMAN GLOBAL TECHNOLOGY FUND - CLASS 2

ASSETS:
Investments at fair value (1)	$		2,598,408	$	1,588,359	$	386,817	$	559,081	$	3,934,669	$	77,765
Investment income due and accrued					5,560
Receivable for investments sold
Purchase payments receivable			11,600		333,232		108,410

Total assets			2,610,008		1,927,151		495,227		559,081		3,934,669		77,765

LIABILITIES:
Payable for investments purchased			11,600		333,232		108,410
Redemptions payable
Due to Great West Life & Annuity Insurance Company			181		94		22		64		454		9

Total liabilities			11,781		333,326		108,432		64		454		9

NET ASSETS		$	2,598,227	$	1,593,825	$	386,795	$	559,017	$	3,934,215	$	77,756

NET ASSETS REPRESENTED BY:
Accumulation units	$		2,598,227	$	1,593,825	$	386,795	$	559,017	$	3,934,215	$	77,756
Contracts in payout phase

NET ASSETS		$	2,598,227	$	1,593,825	$	386,795	$	559,017	$	3,934,215	$	77,756

ACCUMULATION UNITS OUTSTANDING			260,363		151,837		39,141		34,087		205,228		1,858

UNIT VALUE (ACCUMULATION)		$	9.98	$	10.50	$	9.88	$	16.40	$	19.17	$	41.85

(1) Cost of investments:		$	2,643,398	$	1,566,857	$	384,047	$	348,775	$	3,823,379	$	86,144
Shares of investments:			194,346		219,387		18,796		26,248		181,572		3,793

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2016

	INVESTMENT DIVISIONS

		COLUMBIA VARIABLE PORTFOLIO - SMALL CAP VALUE FUND		DELAWARE VIP EMERGING MARKETS SERIES		DELAWARE VIP INTERNATIONAL VALUE EQUITY SERIES		DELAWARE VIP REIT SERIES		DELAWARE VIP SMALL CAP VALUE SERIES		DEUTSCHE CAPITAL GROWTH VIP

ASSETS:
Investments at fair value (1)	$	162,381	$	1,139,483	$	25,191	$	816,999	$	898,542	$	2,345,383
Investment income due and accrued
Receivable for investments sold
Purchase payments receivable				107,195				1,200

Total assets		162,381		1,246,678		25,191		818,199		898,542		2,345,383
LIABILITIES:
Payable for investments purchased				107,195				1,200
Redemptions payable
Due to Great West Life & Annuity Insurance Company		4		47		2		40		42		77

Total liabilities		4		107,242		2		1,240		42		77

NET ASSETS	$	162,377	$	1,139,436	$	25,189	$	816,959	$	898,500	$	2,345,306

NET ASSETS REPRESENTED BY:
Accumulation units	$	162,377	$	1,139,436	$	25,189	$	816,959	$	898,500	$	2,345,306
Contracts in payout phase

NET ASSETS	$	162,377	$	1,139,436	$	25,189	$	816,959	$	898,500	$	2,345,306

ACCUMULATION UNITS OUTSTANDING		8,786		109,337		2,464		56,830		56,541		130,816

UNIT VALUE (ACCUMULATION)	$	18.48	$	10.42	$	10.22	$	14.38	$	15.89	$	17.93

(1) Cost of investments:	$	166,304	$	1,178,083	$	24,894	$	803,488	$	848,420	$	2,260,580
Shares of investments:		8,542		63,730		2,271		52,574		22,650		88,139

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2016

	INVESTMENT DIVISIONS

		DEUTSCHE GLOBAL SMALL CAP VIP		DEUTSCHE LARGE CAP VALUE VIP		DEUTSCHE SMALL MID CAP VALUE VIP		DREYFUS IP TECHNOLOGY GROWTH PORTFOLIO		DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC		DREYFUS VIF APPRECIATION PORTFOLIO - INITIAL SHARES

ASSETS:
Investments at fair value (1)	$	21,668	$	127,604	$	238,044	$	385,850	$	324,848	$	244,942
Investment income due and accrued												902
Receivable for investments sold
Purchase payments receivable

Total assets		21,668		127,604		238,044		385,850		324,848		245,844

LIABILITIES:
Payable for investments purchased
Redemptions payable
Due to Great West Life & Annuity Insurance Company		1		4		5		14		37		29

Total liabilities		1		4		5		14		37		29

NET ASSETS	$	21,667	$	127,600	$	238,039	$	385,836	$	324,811	$	245,815

NET ASSETS REPRESENTED BY:
Accumulation units	$	21,667	$	127,600	$	238,039	$	385,836	$	324,811	$	245,815
Contracts in payout phase

NET ASSETS	$	21,667	$	127,600	$	238,039	$	385,836	$	324,811	$	245,815

ACCUMULATION UNITS OUTSTANDING		1,600		9,990		13,560		24,251		6,318		3,895

UNIT VALUE (ACCUMULATION)	$	13.54	$	12.77	$	17.55	$	15.91	$	51.41	$	63.11

(1) Cost of investments:	$	27,481	$	149,995	$	232,751	$	395,834	$	248,865	$	224,275
Shares of investments:		1,892		9,260		14,314		22,858		8,580		5,973

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2016

	INVESTMENT DIVISIONS

		DREYFUS VIF APPRECIATION PORTFOLIO - SERVICE SHARES		DREYFUS VIF GROWTH AND INCOME PORTFOLIO		DREYFUS VIF INTERNATIONAL VALUE PORTFOLIO		EATON VANCE VT FLOATING- RATE INCOME FUND		FIDELITY VIP ASSET MANAGER PORTFOLIO		FIDELITY VIP CONTRAFUND PORTFOLIO

ASSETS:
Investments at fair value (1)	$	412,968	$	338,442	$	43,802	$	592,406	$	1,314,350	$	1,075,725
Investment income due and accrued		1,278		1,014				1,476
Receivable for investments sold				734						579
Purchase payments receivable								1,200

Total assets		414,246		340,190		43,802		595,082		1,314,929		1,075,725

LIABILITIES:
Payable for investments purchased								1,200
Redemptions payable				734						579
Due to Great West Life & Annuity Insurance Company		23		39		1		30		145		120

Total liabilities		23		773		1		1,230		724		120

NET ASSETS	$	414,223	$	339,417	$	43,801	$	593,852	$	1,314,205	$	1,075,605

NET ASSETS REPRESENTED BY:
Accumulation units	$	414,223	$	339,417	$	43,801	$	593,852	$	1,314,205	$	1,075,605
Contracts in payout phase

NET ASSETS	$	414,223	$	339,417	$	43,801	$	593,852	$	1,314,205	$	1,075,605

ACCUMULATION UNITS OUTSTANDING		31,560		6,308		3,740		56,695		27,848		15,202

UNIT VALUE (ACCUMULATION)	$	13.12	$	53.81	$	11.71	$	10.47	$	47.19	$	70.75

(1) Cost of investments:	$	455,424	$	252,239	$	51,421	$	586,258	$	1,237,722	$	816,195
Shares of investments:		10,142		11,747		4,506		63,975		86,018		32,421

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2016

	INVESTMENT DIVISIONS

		FIDELITY VIP GOVERNMENT MONEY MARKET PORTFOLIO		FIDELITY VIP GROWTH OPPORTUNITIES PORTFOLIO		FIDELITY VIP GROWTH PORTFOLIO		FIDELITY VIP HIGH INCOME PORTFOLIO		FIDELITY VIP INDEX 500 PORTFOLIO		FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO

ASSETS:
Investments at fair value (1)	$	536,462	$	294,143	$	1,851,923	$	322,531	$	1,236,471	$	178,540
Investment income due and accrued		135
Receivable for investments sold		148										1,137
Purchase payments receivable

Total assets		536,745		294,143		1,851,923		322,531		1,236,471		179,677

LIABILITIES:
Payable for investments purchased
Redemptions payable		148										1,137
Due to Great West Life & Annuity Insurance Company		61		31		212		37		143		21

Total liabilities		209		31		212		37		143		1,158

NET ASSETS	$	536,536	$	294,112	$	1,851,711	$	322,494	$	1,236,328	$	178,519

NET ASSETS REPRESENTED BY:
Accumulation units	$	536,536	$	294,112	$	1,851,711	$	322,494	$	1,236,328	$	178,519
Contracts in payout phase

NET ASSETS	$	536,536	$	294,112	$	1,851,711	$	322,494	$	1,236,328	$	178,519

ACCUMULATION UNITS OUTSTANDING		36,448		8,388		18,044		5,725		4,094		5,546

UNIT VALUE (ACCUMULATION)	$	14.72	$	35.06	$	102.62	$	56.33	$	301.99	$	32.19

(1) Cost of investments:	$	536,462	$	245,953	$	1,035,161	$	333,230	$	750,865	$	181,620
Shares of investments:		536,462		9,473		31,224		59,950		5,436		14,125

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2016

	INVESTMENT DIVISIONS

		FIDELITY VIP OVERSEAS PORTFOLIO		FRANKLIN INCOME VIP FUND		GOLDMAN SACHS VIT LARGE CAP VALUE FUND		GOLDMAN SACHS VIT MULTI- STRATEGY ALTERNATIVES PORTFOLIO		GOLDMAN SACHS VIT STRATEGIC GROWTH FUND		GOLDMAN SACHS VIT STRATEGIC INCOME FUND

ASSETS:
Investments at fair value (1)	$	193,584	$	2,331,863	$	172,749	$	51,702	$	89,525	$	11,374
Investment income due and accrued
Receivable for investments sold
Purchase payments receivable				23,200

Total assets		193,584		2,355,063		172,749		51,702		89,525		11,374

LIABILITIES:
Payable for investments purchased				23,200
Redemptions payable
Due to Great West Life & Annuity Insurance Company		22		185		20		3		10		1

Total liabilities		22		23,385		20		3		10		1

NET ASSETS	$	193,562	$	2,331,678	$	172,729	$	51,699	$	89,515	$	11,373

NET ASSETS REPRESENTED BY:
Accumulation units	$	193,562	$	2,331,678	$	172,729	$	51,699	$	89,515	$	11,373
Contracts in payout phase

NET ASSETS	$	193,562	$	2,331,678	$	172,729	$	51,699	$	89,515	$	11,373

ACCUMULATION UNITS OUTSTANDING		5,939		224,599		9,010		5,525		4,615		1,125

UNIT VALUE (ACCUMULATION)	$	32.59	$	10.38	$	19.17	$	9.36	$	19.40	$	10.11

(1) Cost of investments:	$	175,951	$	2,245,398	$	192,070	$	53,023	$	80,777	$	11,313
Shares of investments:		10,869		148,432		17,003		5,694		5,655		1,247

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2016

	INVESTMENT DIVISIONS

		GOLDMAN SACHS VIT US EQUITY INSIGHTS FUND INSTITUTIONAL CLASS		GOLDMAN SACHS VIT US EQUITY INSIGHTS FUND SERVICE CLASS		GREAT-WEST AGGRESSIVE PROFILE I FUND		GREAT-WEST ARIEL MID CAP VALUE FUND		GREAT-WEST BOND INDEX FUND		GREAT-WEST CONSERVATIVE PROFILE I FUND

ASSETS:
Investments at fair value (1)	$	75,837	$	180,472	$	1,656,030	$	392,573	$	5,209,218	$	5,098,230
Investment income due and accrued
Receivable for investments sold										1,238
Purchase payments receivable

Total assets		75,837		180,472		1,656,030		392,573		5,210,456		5,098,230

LIABILITIES:
Payable for investments purchased
Redemptions payable										1,238
Due to Great West Life & Annuity Insurance Company		8		17		60		17		17,350		411

Total liabilities		8		17		60		17		18,588		411

NET ASSETS	$	75,829	$	180,455	$	1,655,970	$	392,556	$	5,191,868	$	5,097,819

NET ASSETS REPRESENTED BY:
Accumulation units	$	75,829	$	180,455	$	1,655,970	$	392,556	$	5,136,952	$	5,097,819
Contracts in payout phase										54,916

NET ASSETS	$	75,829	$	180,455	$	1,655,970	$	392,556	$	5,191,868	$	5,097,819

ACCUMULATION UNITS OUTSTANDING		3,458		16,731		102,945		24,652		484,239		473,716

UNIT VALUE (ACCUMULATION)	$	21.93	$	10.79	$	16.09	$	15.92	$	10.61	$	10.76

(1) Cost of investments:	$	63,144	$	178,536	$	1,923,904	$	386,820	$	5,292,245	$	5,180,286
Shares of investments:		4,297		10,190		183,799		236,490		384,728		645,346

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2016

	INVESTMENT DIVISIONS

		GREAT-WEST FEDERATED BOND FUND		GREAT-WEST GOLDMAN SACHS MID CAP VALUE FUND		GREAT-WEST GOVERNMENT MONEY MARKET FUND		GREAT-WEST INTERNATIONAL INDEX FUND		GREAT-WEST INVESCO SMALL CAP VALUE FUND		GREAT-WEST LIFETIME 2015 FUND

ASSETS:
Investments at fair value (1)	$	935,885	$	920,955	$	20,774,722	$	2,953,615	$	174,798	$	567,216
Investment income due and accrued						68
Receivable for investments sold						937,326
Purchase payments receivable

Total assets		935,885		920,955		21,712,116		2,953,615		174,798		567,216

LIABILITIES:
Payable for investments purchased
Redemptions payable						937,326
Due to Great West Life & Annuity Insurance Company		40		75		893		32,211		8		19

Total liabilities		40		75		938,219		32,211		8		19

NET ASSETS	$	935,845	$	920,880	$	20,773,897	$	2,921,404	$	174,790	$	567,197

NET ASSETS REPRESENTED BY:
Accumulation units	$	935,845	$	920,880	$	20,773,897	$	2,818,376	$	174,790	$	567,197
Contracts in payout phase								103,028

NET ASSETS	$	935,845	$	920,880	$	20,773,897	$	2,921,404	$	174,790	$	567,197

ACCUMULATION UNITS OUTSTANDING		85,786		82,372		2,108,581		221,088		15,578		54,610

UNIT VALUE (ACCUMULATION)	$	10.91	$	11.18	$	9.85	$	12.75	$	11.22	$	10.39

(1) Cost of investments:	$	952,286	$	881,583	$	20,774,722	$	3,129,367	$	169,407	$	562,110
Shares of investments:		88,878		73,735		20,774,722		295,657		15,069		42,776

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2016

	INVESTMENT DIVISIONS

		GREAT-WEST LIFETIME 2020 FUND		GREAT-WEST LIFETIME 2025 FUND		GREAT-WEST LIFETIME 2030 FUND		GREAT-WEST LIFETIME 2035 FUND		GREAT-WEST LIFETIME 2040 FUND		GREAT-WEST LIFETIME 2045 FUND

ASSETS:
Investments at fair value (1)	$	194,468	$	2,364,540	$	78,101	$	1,437,343	$	81,484	$	209,161
Investment income due and accrued
Receivable for investments sold
Purchase payments receivable						1,200

Total assets		194,468		2,364,540		79,301		1,437,343		81,484		209,161

LIABILITIES:
Payable for investments purchased						1,200
Redemptions payable
Due to Great West Life & Annuity Insurance Company		19		122		8		52		8		18

Total liabilities		19		122		1,208		52		8		18

NET ASSETS	$	194,449	$	2,364,418	$	78,093	$	1,437,291	$	81,476	$	209,143

NET ASSETS REPRESENTED BY:
Accumulation units	$	194,449	$	2,364,418	$	78,093	$	1,437,291	$	81,476	$	209,143
Contracts in payout phase

NET ASSETS	$	194,449	$	2,364,418	$	78,093	$	1,437,291	$	81,476	$	209,143

ACCUMULATION UNITS OUTSTANDING		18,696		226,364		7,419		136,239		7,670		19,841

UNIT VALUE (ACCUMULATION)	$	10.40	$	10.45	$	10.53	$	10.55	$	10.62	$	10.54

(1) Cost of investments:	$	196,488	$	2,339,734	$	76,789	$	1,410,948	$	81,334	$	203,586
Shares of investments:		18,917		169,258		7,510		104,534		7,798		15,380

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2016

	INVESTMENT DIVISIONS

		GREAT-WEST LIFETIME 2050 FUND		GREAT-WEST LIFETIME 2055 FUND		GREAT-WEST LOOMIS SAYLES BOND FUND		GREAT-WEST LOOMIS SAYLES SMALL CAP VALUE FUND		GREAT-WEST MFS INTERNATIONAL GROWTH FUND		GREAT-WEST MFS INTERNATIONAL VALUE FUND

ASSETS:
Investments at fair value (1)	$	56,302	$	381,113	$	2,100,111	$	744,547	$	146,493	$	1,758,141
Investment income due and accrued
Receivable for investments sold						584						1,287
Purchase payments receivable								11,600

Total assets		56,302		381,113		2,100,695		756,147		146,493		1,759,428

LIABILITIES:
Payable for investments purchased								11,600
Redemptions payable						584						1,287
Due to Great West Life & Annuity Insurance Company		6		27		81		31		8		60

Total liabilities		6		27		665		11,631		8		1,347

NET ASSETS	$	56,296	$	381,086	$	2,100,030	$	744,516	$	146,485	$	1,758,081

NET ASSETS REPRESENTED BY:
Accumulation units	$	56,296	$	381,086	$	2,100,030	$	744,516	$	146,485	$	1,758,081
Contracts in payout phase

NET ASSETS	$	56,296	$	381,086	$	2,100,030	$	744,516	$	146,485	$	1,758,081

ACCUMULATION UNITS OUTSTANDING		5,296		36,139		167,811		50,863		13,108		127,752

UNIT VALUE (ACCUMULATION)	$	10.63	$	10.55	$	12.51	$	14.64	$	11.18	$	13.76

(1) Cost of investments:	$	55,397	$	370,302	$	2,154,497	$	708,003	$	159,086	$	1,753,791
Shares of investments:		5,362		23,760		163,433		27,323		13,899		150,140

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2016

	INVESTMENT DIVISIONS

		GREAT-WEST MODERATE PROFILE I FUND		GREAT-WEST MODERATELY AGGRESSIVE PROFILE I FUND		GREAT-WEST MODERATELY CONSERVATIVE PROFILE I FUND		GREAT-WEST MULTI- MANAGER LARGE CAP GROWTH FUND		GREAT-WEST MULTI- MANAGER SMALL CAP GROWTH FUND		GREAT-WEST PUTNAM EQUITY INCOME FUND

ASSETS:
Investments at fair value (1)	$	34,048,317	$	9,895,233	$	6,683,041	$	75,989	$	8,583	$	573,755
Investment income due and accrued
Receivable for investments sold
Purchase payments receivable		667,242										600

Total assets		34,715,559		9,895,233		6,683,041		75,989		8,583		574,355

LIABILITIES:
Payable for investments purchased		667,242										600
Redemptions payable
Due to Great West Life & Annuity Insurance Company		2,917		397		489		6		1		26

Total liabilities		670,159		397		489		6		1		626

NET ASSETS	$	34,045,400	$	9,894,836	$	6,682,552	$	75,983	$	8,582	$	573,729

NET ASSETS REPRESENTED BY:
Accumulation units	$	34,045,400	$	9,894,836	$	6,682,552	$	75,983	$	8,582	$	573,729
Contracts in payout phase

NET ASSETS	$	34,045,400	$	9,894,836	$	6,682,552	$	75,983	$	8,582	$	573,729

ACCUMULATION UNITS OUTSTANDING		3,129,384		701,124		592,093		7,384		778		43,637

UNIT VALUE (ACCUMULATION)	$	10.88	$	14.11	$	11.29	$	10.29	$	11.03	$	13.15

(1) Cost of investments:	$	34,703,132	$	10,622,649	$	6,873,622	$	79,626	$	7,913	$	575,759
Shares of investments:		4,261,366		1,120,638		860,108		8,950		859		41,667

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2016

	INVESTMENT DIVISIONS

		GREAT-WEST PUTNAM HIGH YIELD BOND FUND		GREAT-WEST REAL ESTATE INDEX FUND		GREAT-WEST S&P 500® INDEX FUND		GREAT-WEST S&P MID CAP 400® INDEX FUND		GREAT-WEST S&P SMALL CAP 600® INDEX FUND		GREAT-WEST SECURE- FOUNDATION® BALANCED FUND

ASSETS:
Investments at fair value (1)	$	1,014,770	$	2,136,424	$	17,273,085	$	5,262,319	$	7,305,480	$	125,342,325
Investment income due and accrued
Receivable for investments sold		302				6,445
Purchase payments receivable				1,200				107,810		107,810		455,900

Total assets		1,015,072		2,137,624		17,279,530		5,370,129		7,413,290		125,798,225

LIABILITIES:
Payable for investments purchased				1,200				107,810		107,810		455,900
Redemptions payable		302				6,445
Due to Great West Life & Annuity Insurance Company		57		81		96,005		19,206		20,452		12,004

Total liabilities		359		1,281		102,450		127,016		128,262		467,904

NET ASSETS	$	1,014,713	$	2,136,343	$	17,177,080	$	5,243,113	$	7,285,028	$	125,330,321

NET ASSETS REPRESENTED BY:
Accumulation units	$	1,014,713	$	2,136,343	$	16,871,358	$	5,182,153	$	7,220,280	$	125,330,321
Contracts in payout phase						305,722		60,960		64,748

NET ASSETS	$	1,014,713	$	2,136,343	$	17,177,080	$	5,243,113	$	7,285,028	$	125,330,321

ACCUMULATION UNITS OUTSTANDING		85,003		173,008		1,047,566		305,911		401,402		12,025,058

UNIT VALUE (ACCUMULATION)	$	11.94	$	12.35	$	16.11	$	16.94	$	17.99	$	10.42

(1) Cost of investments:	$	1,021,285	$	2,277,581	$	16,147,388	$	4,965,082	$	6,756,140	$	125,723,573
Shares of investments:		125,280		180,747		907,200		342,599		553,445		11,102,066

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2016

	INVESTMENT DIVISIONS

		GREAT-WEST SHORT DURATION BOND FUND		GREAT-WEST STOCK INDEX FUND		GREAT-WEST T. ROWE PRICE MID CAP GROWTH FUND		GREAT-WEST TEMPLETON GLOBAL BOND FUND		GREAT-WEST U.S. GOVERNMENT MORTGAGE SECURITIES FUND		INVESCO V.I. CORE EQUITY FUND

ASSETS:
Investments at fair value (1)	$	2,303,921	$	1,768,560	$	2,440,156	$	1,521,253	$	428,647	$	381,821
Investment income due and accrued
Receivable for investments sold
Purchase payments receivable		23,200				154

Total assets		2,327,121		1,768,560		2,440,310		1,521,253		428,647		381,821

LIABILITIES:
Payable for investments purchased		23,200				154
Redemptions payable
Due to Great West Life & Annuity Insurance Company		100		67		110		86		13		34

Total liabilities		23,300		67		264		86		13		34

NET ASSETS	$	2,303,821	$	1,768,493	$	2,440,046	$	1,521,167	$	428,634	$	381,787

NET ASSETS REPRESENTED BY:
Accumulation units	$	2,303,821	$	1,768,493	$	2,440,046	$	1,521,167	$	428,634	$	381,787
Contracts in payout phase

NET ASSETS	$	2,303,821	$	1,768,493	$	2,440,046	$	1,521,167	$	428,634	$	381,787

ACCUMULATION UNITS OUTSTANDING		218,243		109,075		155,013		146,349		40,191		33,546

UNIT VALUE (ACCUMULATION)	$	10.56	$	16.21	$	15.74	$	10.39	$	10.66	$	11.38

(1) Cost of investments:	$	2,323,827	$	1,825,832	$	2,443,752	$	1,564,568	$	436,756	$	430,043
Shares of investments:		224,992		72,720		110,314		182,404		36,173		11,194

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2016

	INVESTMENT DIVISIONS

		INVESCO V.I. GLOBAL REAL ESTATE FUND		INVESCO V.I. GROWTH & INCOME FUND		INVESCO V.I. INTERNATIONAL GROWTH FUND		INVESCO V.I. SMALL CAP EQUITY FUND		IVY VIP ENERGY FUND		JANUS ASPEN BALANCED PORTFOLIO

ASSETS:
Investments at fair value (1)	$	458,518	$	2,189,518	$	853,346	$	142,958	$	478,966	$	4,019,881
Investment income due and accrued
Receivable for investments sold						872
Purchase payments receivable		1,200		23,200

Total assets		459,718		2,212,718		854,218		142,958		478,966		4,019,881

LIABILITIES:
Payable for investments purchased		1,200		23,200
Redemptions payable						872
Due to Great West Life & Annuity Insurance Company		26		100		39		11		34		224

Total liabilities		1,226		23,300		911		11		34		224

NET ASSETS	$	458,492	$	2,189,418	$	853,307	$	142,947	$	478,932	$	4,019,657

NET ASSETS REPRESENTED BY:
Accumulation units	$	458,492	$	2,189,418	$	853,307	$	142,947	$	478,932	$	4,019,657
Contracts in payout phase

NET ASSETS	$	458,492	$	2,189,418	$	853,307	$	142,947	$	478,932	$	4,019,657

ACCUMULATION UNITS OUTSTANDING		37,983		141,280		73,686		13,689		40,099		322,887

UNIT VALUE (ACCUMULATION)	$	12.07	$	15.50	$	11.58	$	10.44	$	11.94	$	12.45

(1) Cost of investments:	$	477,266	$	2,213,732	$	877,373	$	142,681	$	449,570	$	3,987,351
Shares of investments:		29,224		104,164		26,305		8,132		70,722		126,055

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2016

	INVESTMENT DIVISIONS

		JANUS ASPEN ENTERPRISE PORTFOLIO		JANUS ASPEN FLEXIBLE BOND PORTFOLIO		JANUS ASPEN OVERSEAS PORTFOLIO INSTITUTIONAL SHARES		JANUS ASPEN OVERSEAS PORTFOLIO SERVICE SHARES		JANUS ASPEN PERKINS MID CAP VALUE PORTFOLIO		JPMORGAN INSURANCE TRUST INTREPID MID CAP PORTFOLIO

ASSETS:
Investments at fair value (1)	$	1,405,233	$	2,134,776	$	126,788	$	179,687	$	361,092	$	97,777
Investment income due and accrued
Receivable for investments sold				834
Purchase payments receivable

Total assets		1,405,233		2,135,610		126,788		179,687		361,092		97,777

LIABILITIES:
Payable for investments purchased
Redemptions payable				834
Due to Great West Life & Annuity Insurance Company		66		71		14		6		11		7

Total liabilities		66		905		14		6		11		7

NET ASSETS	$	1,405,167	$	2,134,705	$	126,774	$	179,681	$	361,081	$	97,770

NET ASSETS REPRESENTED BY:
Accumulation units	$	1,405,167	$	2,134,705	$	126,774	$	179,681	$	361,081	$	97,770
Contracts in payout phase

NET ASSETS	$	1,405,167	$	2,134,705	$	126,774	$	179,681	$	361,081	$	97,770

ACCUMULATION UNITS OUTSTANDING		129,714		190,018		7,270		20,010		22,253		9,592

UNIT VALUE (ACCUMULATION)	$	10.83	$	11.23	$	17.44	$	8.98	$	16.23	$	10.19

(1) Cost of investments:	$	1,391,343	$	2,192,939	$	217,461	$	261,534	$	399,846	$	93,873
Shares of investments:		24,995		169,024		5,114		7,528		22,428		5,093

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2016

	INVESTMENT DIVISIONS

		LORD ABBETT SERIES DEVELOPING GROWTH PORTFOLIO		MFS VIT II BLENDED RESEARCH CORE EQUITY PORTFOLIO		MFS VIT II TECHNOLOGY PORTFOLIO		NEUBERGER BERMAN AMT SOCIALLY RESPONSIVE PORTFOLIO		NVIT EMERGING MARKETS FUND		OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

ASSETS:
Investments at fair value (1)	$	202,343	$	76,346	$	379,506	$	521,366	$	120,524	$	380,781
Investment income due and accrued
Receivable for investments sold
Purchase payments receivable						109,010						107,810

Total assets		202,343		76,346		488,516		521,366		120,524		488,591

LIABILITIES:
Payable for investments purchased						109,010						107,810
Redemptions payable
Due to Great West Life & Annuity Insurance Company		17		8		23		14		14		16

Total liabilities		17		8		109,033		14		14		107,826

NET ASSETS	$	202,326	$	76,338	$	379,483	$	521,352	$	120,510	$	380,765

NET ASSETS REPRESENTED BY:
Accumulation units	$	202,326	$	76,338	$	379,483	$	521,352	$	120,510	$	380,765
Contracts in payout phase

NET ASSETS	$	202,326	$	76,338	$	379,483	$	521,352	$	120,510	$	380,765

ACCUMULATION UNITS OUTSTANDING		23,776		7,266		34,825		29,387		12,529		32,295

UNIT VALUE (ACCUMULATION)	$	8.51	$	10.51	$	10.90	$	17.74	$	9.62	$	11.79

(1) Cost of investments:	$	199,215	$	74,224	$	384,448	$	496,936	$	125,605	$	367,217
Shares of investments:		9,329		1,650		30,096		23,008		12,502		16,033

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2016

	INVESTMENT DIVISIONS

		PIMCO VIT COMMODITY REALRETURN STRATEGY PORTFOLIO		PIMCO VIT LONG TERM US GOVERNMENT PORTFOLIO		PIMCO VIT LOW DURATION PORTFOLIO		PIMCO VIT REAL RETURN PORTFOLIO		PIMCO VIT SHORT TERM PORTFOLIO		PIMCO VIT TOTAL RETURN PORTFOLIO

ASSETS:
Investments at fair value (1)	$	314,445	$	186,069	$	1,246,208	$	635,605	$	474,039	$	3,720,911
Investment income due and accrued				256		1,465		936		754		5,929
Receivable for investments sold						572
Purchase payments receivable

Total assets		314,445		186,325		1,248,245		636,541		474,793		3,726,840

LIABILITIES:
Payable for investments purchased
Redemptions payable						572
Due to Great West Life & Annuity Insurance Company		20		12		43		40		14		225

Total liabilities		20		12		615		40		14		225

NET ASSETS	$	314,425	$	186,313	$	1,247,630	$	636,501	$	474,779	$	3,726,615

NET ASSETS REPRESENTED BY:
Accumulation units	$	314,425	$	186,313	$	1,247,630	$	636,501	$	474,779	$	3,726,615
Contracts in payout phase

NET ASSETS	$	314,425	$	186,313	$	1,247,630	$	636,501	$	474,779	$	3,726,615

ACCUMULATION UNITS OUTSTANDING		45,758		19,857		118,956		63,179		46,628		350,485

UNIT VALUE (ACCUMULATION)	$	6.87	$	9.38	$	10.49	$	10.07	$	10.18	$	10.63

(1) Cost of investments:	$	337,091	$	193,961	$	1,275,847	$	646,474	$	474,357	$	3,818,648
Shares of investments:		39,553		16,194		121,700		51,802		46,023		349,710

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2016

	INVESTMENT DIVISIONS

		PUTNAM VT ABSOLUTE RETURN 500 FUND		PUTNAM VT AMERICAN GOVERNMENT INCOME FUND		PUTNAM VT CAPITAL OPPORTUNITIES FUND		PUTNAM VT GLOBAL ASSET ALLOCATION FUND		PUTNAM VT GLOBAL EQUITY FUND		PUTNAM VT GROWTH AND INCOME FUND

ASSETS:
Investments at fair value (1)	$	741,924	$	146,113	$	291,659	$	736,527	$	348,826	$	746,868
Investment income due and accrued
Receivable for investments sold						1,006
Purchase payments receivable								236,231

Total assets		741,924		146,113		292,665		972,758		348,826		746,868

LIABILITIES:
Payable for investments purchased								236,231
Redemptions payable						1,006
Due to Great West Life & Annuity Insurance Company		68		6		10		44		31		59

Total liabilities		68		6		1,016		236,275		31		59

NET ASSETS	$	741,856	$	146,107	$	291,649	$	736,483	$	348,795	$	746,809

NET ASSETS REPRESENTED BY:
Accumulation units	$	741,856	$	146,107	$	291,649	$	736,483	$	348,795	$	746,809
Contracts in payout phase

NET ASSETS	$	741,856	$	146,107	$	291,649	$	736,483	$	348,795	$	746,809

ACCUMULATION UNITS OUTSTANDING		76,525		14,265		19,094		71,676		38,198		72,412

UNIT VALUE (ACCUMULATION)	$	9.69	$	10.24	$	15.27	$	10.28	$	9.13	$	10.31

(1) Cost of investments:	$	740,467	$	149,576	$	290,734	$	752,537	$	342,162	$	677,493
Shares of investments:		73,970		15,284		15,748		44,051		22,814		28,737

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2016

	INVESTMENT DIVISIONS

		PUTNAM VT GROWTH OPPORTUNITIES FUND		PUTNAM VT INCOME FUND		PUTNAM VT INTERNATIONAL EQUITY FUND		PUTNAM VT INTERNATIONAL GROWTH FUND		PUTNAM VT INVESTORS FUND		PUTNAM VT RESEARCH FUND

ASSETS:
Investments at fair value (1)	$	655,530	$	187,687	$	54,351	$	114,717	$	24,650	$	26,707
Investment income due and accrued
Receivable for investments sold
Purchase payments receivable		600

Total assets		656,130		187,687		54,351		114,717		24,650		26,707

LIABILITIES:
Payable for investments purchased		600
Redemptions payable
Due to Great West Life & Annuity Insurance Company		50		18		5		8		2		1

Total liabilities		650		18		5		8		2		1

NET ASSETS	$	655,480	$	187,669	$	54,346	$	114,709	$	24,648	$	26,706

NET ASSETS REPRESENTED BY:
Accumulation units	$	655,480	$	187,669	$	54,346	$	114,709	$	24,648	$	26,706
Contracts in payout phase

NET ASSETS	$	655,480	$	187,669	$	54,346	$	114,709	$	24,648	$	26,706

ACCUMULATION UNITS OUTSTANDING		64,093		19,126		6,251		11,613		2,379		2,555

UNIT VALUE (ACCUMULATION)	$	10.23	$	9.81	$	8.69	$	9.88	$	10.36	$	10.45

(1) Cost of investments:	$	653,439	$	186,812	$	54,409	$	124,634	$	22,953	$	24,122
Shares of investments:		84,803		17,219		4,408		6,540		1,382		1,223

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2016

	INVESTMENT DIVISIONS

		PUTNAM VT SMALL CAP VALUE FUND		T. ROWE PRICE BLUE CHIP GROWTH PORTFOLIO		T. ROWE PRICE HEALTH SCIENCES PORTFOLIO		VAN ECK VIP EMERGING MARKETS FUND		VAN ECK VIP GLOBAL HARD ASSETS FUND CLASS S		VAN ECK VIP GLOBAL HARD ASSETS FUND INITIAL CLASS

ASSETS:
Investments at fair value (1)	$	90,376	$	5,563,801	$	1,034,968	$	135,662	$	466,145	$	78,546
Investment income due and accrued
Receivable for investments sold
Purchase payments receivable						1,200

Total assets		90,376		5,563,801		1,036,168		135,662		466,145		78,546

LIABILITIES:
Payable for investments purchased						1,200
Redemptions payable
Due to Great West Life & Annuity Insurance Company		3		267		46		15		28		9

Total liabilities		3		267		1,246		15		28		9

NET ASSETS	$	90,373	$	5,563,534	$	1,034,922	$	135,647	$	466,117	$	78,537

NET ASSETS REPRESENTED BY:
Accumulation units	$	90,373	$	5,563,534	$	1,034,922	$	135,647	$	466,117	$	78,537
Contracts in payout phase

NET ASSETS	$	90,373	$	5,563,534	$	1,034,922	$	135,647	$	466,117	$	78,537

ACCUMULATION UNITS OUTSTANDING		7,638		477,126		59,233		5,158		53,890		1,999

UNIT VALUE (ACCUMULATION)	$	11.83	$	11.66	$	17.47	$	26.30	$	8.65	$	39.29

(1) Cost of investments:	$	87,651	$	5,325,142	$	1,105,130	$	172,026	$	425,111	$	93,252
Shares of investments:		5,738		247,390		31,006		13,044		19,981		3,254

The accompanying notes are an integral part of these financial statements.	(Concluded)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2016

	INVESTMENT DIVISIONS

		ALGER CAPITAL APPRECIATION PORTFOLIO		ALGER LARGE CAP GROWTH PORTFOLIO		ALGER MID CAP GROWTH PORTFOLIO		ALGER SMALL CAP GROWTH PORTFOLIO		ALGER SMID CAP GROWTH PORTFOLIO		ALPS ALERIAN ENERGY INFRASTRUCTURE PORTFOLIO
												(1)

INVESTMENT INCOME:
Dividends	$	3,059	$		$		$		$		$	3,071

EXPENSES:
Mortality and expense risk		21,430		13,538		28,662		3,407		1,413		292
Administrative charges		2,500		1,550		2,293		223

Total expenses		23,930		15,088		30,955		3,630		1,413		292

NET INVESTMENT INCOME (LOSS)		(20,871)		(15,088)		(30,955)		(3,630)		(1,413)		2,779

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares		95,207		91,161		24,367		(67,348)		(259,399)		155
Realized gain on distributions		12,682		3,683				68,216		209,192

Net realized gain (loss) on investments		107,889		94,844		24,367		868		(50,207)		155

Change in net unrealized appreciation (depreciation) on investments		(108,350)		(111,973)		(13,089)		22,950		54,076		7,637

Net realized and unrealized gain (loss) on investments		(461)		(17,129)		11,278		23,818		3,869		7,792

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$	(21,332)	$	(32,217)	$	(19,677)	$	20,188	$	2,456	$	10,571

(1) For the period May 23, 2016 to December 31, 2016.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2016

	INVESTMENT DIVISIONS
		ALPS RED ROCKS LISTED PRIVATE EQUITY PORTFOLIO		AMERICAN CENTURY INVESTMENTS VP INFLATION PROTECTION FUND		AMERICAN CENTURY INVESTMENTS VP MID CAP VALUE FUND		AMERICAN CENTURY INVESTMENTS VP VALUE FUND		AMERICAN FUNDS IS INTERNATIONAL FUND		AMERICAN FUNDS IS NEW WORLD FUND
												(1)

INVESTMENT INCOME:
Dividends	$	2,441	$	3,163	$	18,730	$	8,036	$	5,696	$	1,536

EXPENSES:
Mortality and expense risk		1,018		962		4,911		3,401		2,762		881
Administrative charges

Total expenses		1,018		962		4,911		3,401		2,762		881

NET INVESTMENT INCOME (LOSS)		1,423		2,201		13,819		4,635		2,934		655

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares		1,317		(1,774)		12,477		7,130		(7,077)		105
Realized gain on distributions		99		1,087		45,867				23,889

Net realized gain (loss) on investments		1,416		(687)		58,344		7,130		16,812		105

Change in net unrealized appreciation (depreciation) on investments		15,526		1,519		156,393		79,795		(9,915)		(6,932)

Net realized and unrealized gain (loss) on investments		16,942		832		214,737		86,925		6,897		(6,827)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$	18,365	$	3,033	$	228,556	$	91,560	$	9,831	$	(6,172)

(1) For the period May 19, 2016 to December 31, 2016.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2016

	INVESTMENT DIVISIONS
		BLACKROCK GLOBAL ALLOCATION VI FUND		BLACKROCK HIGH YIELD VI FUND		CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO		COLUMBIA VARIABLE PORTFOLIO - SELECT SMALLER-CAP VALUE FUND		COLUMBIA VARIABLE PORTFOLIO - SELIGMAN GLOBAL TECHNOLOGY FUND - CLASS 1		COLUMBIA VARIABLE PORTFOLIO - SELIGMAN GLOBAL TECHNOLOGY FUND - CLASS 2

INVESTMENT INCOME:
Dividends	$	29,298	$	33,405	$		$		$		$

EXPENSES:
Mortality and expense risk		13,478		5,398		632		7,054		47,788		1,107
Administrative charges								803		5,361		128

Total expenses		13,478		5,398		632		7,857		53,149		1,235

NET INVESTMENT INCOME (LOSS)		15,820		28,007		(632)		(7,857)		(53,149)		(1,235)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares		(10,170)		(11,271)		(6,321)		51,712		68,117		3,291
Realized gain on distributions						5,810				1,268,365		23,930

Net realized gain (loss) on investments		(10,170)		(11,271)		(511)		51,712		1,336,482		27,221

Change in net unrealized appreciation (depreciation) on investments		48,423		49,705		5,339		17,748		(648,964)		(11,742)

Net realized and unrealized gain (loss) on investments		38,253		38,434		4,828		69,460		687,518		15,479

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$	54,073	$	66,441	$	4,196	$	61,603	$	634,369	$	14,244

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2016

	INVESTMENT DIVISIONS
	COLUMBIA VARIABLE PORTFOLIO - SMALL CAP VALUE FUND		DELAWARE VIP EMERGING MARKETS SERIES		DELAWARE VIP INTERNATIONAL VALUE EQUITY SERIES		DELAWARE VIP REIT SERIES		DELAWARE VIP SMALL CAP VALUE SERIES		DEUTSCHE CAPITAL GROWTH VIP
					(1)

INVESTMENT INCOME:
Dividends	$544	$	5,934	$		$	3,108	$	2,584	$	5,175

EXPENSES:
Mortality and expense risk	457		2,450		72		2,815		1,605		6,670
Administrative charges

Total expenses	457		2,450		72		2,815		1,605		6,670

NET INVESTMENT INCOME (LOSS)	87		3,484		(72)		293		979		(1,495)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	(11,826)		(56,411)		(684)		8,274		(7,775)		(28,389)
Realized gain on distributions	13,846		15,603				18,338		32,171		83,367

Net realized gain (loss) on investments	2,020		(40,808)		(684)		26,612		24,396		54,978

Change in net unrealized appreciation (depreciation) on investments	41,984		104,409		297		(4,710)		93,693		85,095

Net realized and unrealized gain (loss) on investments	44,004		63,601		(387)		21,902		118,089		140,073

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$44,091	$	67,085	$	(459)	$	22,195	$	119,068	$	138,578

	(1) For the period August 23, 2016 to December 31, 2016.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2016

	INVESTMENT DIVISIONS
	DEUTSCHE GLOBAL SMALL CAP VIP		DEUTSCHE LARGE CAP VALUE VIP		DEUTSCHE SMALL MID CAP VALUE VIP		DREYFUS IP TECHNOLOGY GROWTH PORTFOLIO		DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC		DREYFUS VIF APPRECIATION PORTFOLIO - INITIAL SHARES

INVESTMENT INCOME:
Dividends	$35	$	1,695	$	481	$		$	4,131	$	4,142

EXPENSES:
Mortality and expense risk	98		665		538		1,875		3,971		3,173
Administrative charges									468		380

Total expenses	98		665		538		1,875		4,439		3,553

NET INVESTMENT INCOME (LOSS)	(63)		1,030		(57)		(1,875)		(308)		589

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	(6,440)		(24,784)		(122)		(12,377)		4,033		6,538
Realized gain on distributions	3,253		12,151		21,941		23,241		31,391		41,812

Net realized gain (loss) on investments	(3,187)		(12,633)		21,819		10,864		35,424		48,350

Change in net unrealized appreciation (depreciation) on investments	2,711		(5,083)		11,299		7,652		(8,222)		(31,189)

Net realized and unrealized gain (loss) on investments	(476)		(17,716)		33,118		18,516		27,202		17,161

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(539)	$	(16,686)	$	33,061	$	16,641	$	26,894	$	17,750

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2016

	INVESTMENT DIVISIONS
	DREYFUS VIF APPRECIATION PORTFOLIO - SERVICE SHARES		DREYFUS VIF GROWTH AND INCOME PORTFOLIO		DREYFUS VIF INTERNATIONAL VALUE PORTFOLIO		EATON VANCE VT FLOATING- RATE INCOME FUND		FIDELITY VIP ASSET MANAGER PORTFOLIO		FIDELITY VIP CONTRAFUND PORTFOLIO
							(1)

INVESTMENT INCOME:
Dividends	$6,297	$	4,217	$	740	$	4,936	$	19,466	$	8,462

EXPENSES:
Mortality and expense risk	2,733		4,366		148		757		17,365		14,753
Administrative charges			522						1,329		1,165

Total expenses	2,733		4,888		148		757		18,694		15,918

NET INVESTMENT INCOME (LOSS)	3,564		(671)		592		4,179		772		(7,456)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	(10,114)		16,317		(465)		844		11,539		61,244
Realized gain on distributions	66,994		44,204						61,845		99,167

Net realized gain (loss) on investments	56,880		60,521		(465)		844		73,384		160,411

Change in net unrealized appreciation (depreciation) on investments	(29,462)		(30,665)		(970)		6,148		(51,515)		(80,104)

Net realized and unrealized gain (loss) on investments	27,418		29,856		(1,435)		6,992		21,869		80,307

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$30,982	$	29,185	$	(843)	$	11,171	$	22,641	$	72,851

	(1) For the period June 1, 2016 to December 31, 2016.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2016

	INVESTMENT DIVISIONS
	FIDELITY VIP GOVERNMENT MONEY MARKET PORTFOLIO		FIDELITY VIP GROWTH OPPORTUNITIES PORTFOLIO		FIDELITY VIP GROWTH PORTFOLIO		FIDELITY VIP HIGH INCOME PORTFOLIO		FIDELITY VIP INDEX 500 PORTFOLIO		FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO

INVESTMENT INCOME:
Dividends	$1,304	$	964	$	718	$	16,606	$	17,539	$	4,322

EXPENSES:
Mortality and expense risk	8,133		3,834		23,802		4,097		15,517		2,616
Administrative charges	768		275		2,564		481		1,719		287

Total expenses	8,901		4,109		26,366		4,578		17,236		2,903

NET INVESTMENT INCOME (LOSS)	(7,597)		(3,145)		(25,648)		12,028		303		1,419

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares			5,316		88,077		(20,490)		105,298		3,251
Realized gain on distributions			6,499		188,811				1,368		100

Net realized gain (loss) on investments	0		11,815		276,888		(20,490)		106,666		3,351

Change in net unrealized appreciation (depreciation) on investments			(14,453)		(267,840)		48,346		16,019		4,430

Net realized and unrealized gain (loss) on investments	0		(2,638)		9,048		27,856		122,685		7,781

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(7,597)	$	(5,783)	$	(16,600)	$	39,884	$	122,988	$	9,200

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2016

	INVESTMENT DIVISIONS

	FIDELITY VIP OVERSEAS PORTFOLIO		FRANKLIN INCOME VIP FUND		GOLDMAN SACHS VIT LARGE CAP VALUE FUND		GOLDMAN SACHS VIT MULTI- STRATEGY ALTERNATIVES PORTFOLIO		GOLDMAN SACHS VIT STRATEGIC GROWTH FUND		GOLDMAN SACHS VIT STRATEGIC INCOME FUND
											(1)

INVESTMENT INCOME:
Dividends	$2,891	$	44,981	$	3,618	$	368	$	556	$	124

EXPENSES:
Mortality and expense risk	3,473		12,637		2,449		193		1,422		63
Administrative charges	389				263				161

Total expenses	3,862		12,637		2,712		193		1,583		63

NET INVESTMENT INCOME (LOSS)	(971)		32,344		906		175		(1,027)		61

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	20,073		(12,704)		(8,559)		(18)		3,865		1
Realized gain on distributions	343				1,737				9

Net realized gain (loss) on investments	20,416		(12,704)		(6,822)		(18)		3,874		1

Change in net unrealized appreciation (depreciation) on investments	(35,340)		140,001		23,452		(98)		(2,862)		61

Net realized and unrealized gain (loss) on investments	(14,924)		127,297		16,630		(116)		1,012		62

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(15,895)	$	159,641	$	17,536	$	59	$	(15)	$	123

	(1) For the period July 13, 2016 to December 31, 2016.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2016

	INVESTMENT DIVISIONS

	GOLDMAN SACHS VIT US EQUITY INSIGHTS FUND INSTITUTIONAL CLASS		GOLDMAN SACHS VIT US EQUITY INSIGHTS FUND SERVICE CLASS		GREAT-WEST AGGRESSIVE PROFILE I FUND		GREAT-WEST ARIEL MID CAP VALUE FUND		GREAT-WEST BOND INDEX FUND		GREAT-WEST CONSERVATIVE PROFILE I FUND
			(1)

INVESTMENT INCOME:
Dividends	$955	$	1,831	$	31,543	$	5,008	$	40,607	$	45,039

EXPENSES:
Mortality and expense risk	970		338		5,419		1,321		18,057		20,703
Administrative charges	83

Total expenses	1,053		338		5,419		1,321		18,057		20,703

NET INVESTMENT INCOME (LOSS)	(98)		1,493		26,124		3,687		22,550		24,336

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	2,278		8		(9,019)		(5,540)		20,081		(69,200)
Realized gain on distributions	2,577		5,901		114,748		2,509		11,276		75,303

Net realized gain (loss) on investments	4,855		5,909		105,729		(3,031)		31,357		6,103

Change in net unrealized appreciation (depreciation) on investments	2,062		1,936		9,186		41,974		(34,643)		86,705

Net realized and unrealized gain (loss) on investments	6,917		7,845		114,915		38,943		(3,286)		92,808

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$6,819	$	9,338	$	141,039	$	42,630	$	19,264	$	117,144

	(1) For the period July 29, 2016 to December 31, 2016.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2016

	INVESTMENT DIVISIONS

	GREAT-WEST FEDERATED BOND FUND		GREAT-WEST GOLDMAN SACHS MID CAP VALUE FUND		GREAT-WEST GOVERNMENT MONEY MARKET FUND		GREAT-WEST INTERNATIONAL INDEX FUND		GREAT-WEST INVESCO SMALL CAP VALUE FUND		GREAT-WEST LIFETIME 2015 FUND
											(1)

INVESTMENT INCOME:
Dividends	$18,485	$	12,543	$	69	$	49,392	$	36	$	10,387

EXPENSES:
Mortality and expense risk	3,486		4,362		68,946		7,993		267		2,219
Administrative charges

Total expenses	3,486		4,362		68,946		7,993		267		2,219

NET INVESTMENT INCOME (LOSS)	14,999		8,181		(68,877)		41,399		(231)		8,168

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	(3,882)		(396)				(26,501)		1,703		1,268
Realized gain on distributions			6,016				1,415				5,101

Net realized gain (loss) on investments	(3,882)		5,620		0		(25,086)		1,703		6,369

Change in net unrealized appreciation (depreciation) on investments	17,791		62,052				6,081		6,819		5,106

Net realized and unrealized gain (loss) on investments	13,909		67,672		0		(19,005)		8,522		11,475

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$28,908	$	75,853	$	(68,877)	$	22,394	$	8,291	$	19,643

	(1) For the period April 25, 2016 to December 31, 2016.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2016

	INVESTMENT DIVISIONS

	GREAT-WEST LIFETIME 2015 FUND II		GREAT-WEST LIFETIME 2020 FUND		GREAT-WEST LIFETIME 2025 FUND		GREAT-WEST LIFETIME 2025 FUND II		GREAT-WEST LIFETIME 2030 FUND		GREAT-WEST LIFETIME 2035 FUND
	(1)		(2)		(3)		(1)		(4)		(3)

INVESTMENT INCOME:
Dividends	$662	$	2,172	$	42,036	$	2,606	$	907	$	23,737

EXPENSES:
Mortality and expense risk	79		103		9,082		3,547		425		3,518
Administrative charges

Total expenses	79		103		9,082		3,547		425		3,518

NET INVESTMENT INCOME (LOSS)	583		2,069		32,954		(941)		482		20,219

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	(8,813)		1		7,286		(187,465)		7		85
Realized gain on distributions	8,571		199		28,428		50,630		91		23,295

Net realized gain (loss) on investments	(242)		200		35,714		(136,835)		98		23,380

Change in net unrealized appreciation (depreciation) on investments	4,442		(2,020)		24,806		198,687		1,312		26,395

Net realized and unrealized gain (loss) on investments	4,200		(1,820)		60,520		61,852		1,410		49,775

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$4,783	$	249	$	93,474	$	60,911	$	1,892	$	69,994

	(1) For the period January 1, 2016 to April 25, 2016.
	(2) For the period December 6, 2016 to December 31, 2016.
	(3) For the period April 25, 2016 to December 31, 2016.
	(4) For the period July 12, 2016 to December 31, 2016.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2016

	INVESTMENT DIVISIONS

	GREAT-WEST LIFETIME 2035 FUND II		GREAT-WEST LIFETIME 2040 FUND		GREAT-WEST LIFETIME 2045 FUND		GREAT-WEST LIFETIME 2045 FUND II		GREAT-WEST LIFETIME 2050 FUND		GREAT-WEST LIFETIME 2055 FUND
	(1)		(2)		(3)		(1)		(4)		(3)

INVESTMENT INCOME:
Dividends	$1,056	$	1,211	$	3,400	$	45	$	729	$	6,433

EXPENSES:
Mortality and expense risk	1,011		104		1,376		94		249		2,243
Administrative charges

Total expenses	1,011		104		1,376		94		249		2,243

NET INVESTMENT INCOME (LOSS)	45		1,107		2,024		(49)		480		4,190

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	(143,668)		1		534		(4,611)		3		1,715
Realized gain on distributions	42,305		266		3,088		2,840		79		4,825

Net realized gain (loss) on investments	(101,363)		267		3,622		(1,771)		82		6,540

Change in net unrealized appreciation (depreciation) on investments	143,458		150		5,575		3,924		905		10,811

Net realized and unrealized gain (loss) on investments	42,095		417		9,197		2,153		987		17,351

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$42,140	$	1,524	$	11,221	$	2,104	$	1,467	$	21,541

	(1) For the period January 1, 2016 to April 25, 2016.
	(2) For the period November 22, 2016 to December 31, 2016.
	(3) For the period April 25, 2016 to December 31, 2016.
	(4) For the period August 3, 2016 to December 31, 2016.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2016

	INVESTMENT DIVISIONS

	GREAT-WEST LIFETIME 2055 FUND II		GREAT-WEST LOOMIS SAYLES BOND FUND		GREAT-WEST LOOMIS SAYLES SMALL CAP VALUE FUND		GREAT-WEST MFS INTERNATIONAL GROWTH FUND		GREAT-WEST MFS INTERNATIONAL VALUE FUND		GREAT-WEST MODERATE PROFILE I FUND
	(1)

INVESTMENT INCOME:
Dividends	$280	$	44,645	$	251	$	371	$	11,180	$	253,510

EXPENSES:
Mortality and expense risk	890		6,472		1,408		769		5,254		79,272
Administrative charges

Total expenses	890		6,472		1,408		769		5,254		79,272

NET INVESTMENT INCOME (LOSS)	(610)		38,173		(1,157)		(398)		5,926		174,238

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	(37,742)		(42,372)		747		(15,351)		12,105		(165,816)
Realized gain on distributions	14,972		12,017		13,369		25		29,044		602,134

Net realized gain (loss) on investments	(22,770)		(30,355)		14,116		(15,326)		41,149		436,318

Change in net unrealized appreciation (depreciation) on investments	34,107		166,914		75,461		12,823		(1,074)		129,600

Net realized and unrealized gain (loss) on investments	11,337		136,559		89,577		(2,503)		40,075		565,918

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$10,727	$	174,732	$	88,420	$	(2,901)	$	46,001	$	740,156

	(1) For the period January 1, 2016 to April 25, 2016.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2016

	INVESTMENT DIVISIONS

	GREAT-WEST MODERATELY AGGRESSIVE PROFILE I FUND		GREAT-WEST MODERATELY CONSERVATIVE PROFILE I FUND		GREAT-WEST MULTI- MANAGER LARGE CAP GROWTH FUND		GREAT-WEST MULTI- MANAGER SMALL CAP GROWTH FUND		GREAT-WEST PUTNAM EQUITY INCOME FUND		GREAT-WEST PUTNAM HIGH YIELD BOND FUND
					(1)		(2)
INVESTMENT INCOME:
Dividends	$150,689	$	39,626	$	11	$		$	986	$	46,174

EXPENSES:
Mortality and expense risk	30,362		14,563		184		27		1,691		3,595
Administrative charges

Total expenses	30,362		14,563		184		27		1,691		3,595

NET INVESTMENT INCOME (LOSS)	120,327		25,063		(173)		(27)		(705)		42,579

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	(51,372)		(97,182)		(879)		(356)		(7,934)		(22,385)
Realized gain on distributions	481,403		84,792		3,793				10,732

Net realized gain (loss) on investments	430,031		(12,390)		2,914		(356)		2,798		(22,385)

Change in net unrealized appreciation (depreciation) on investments	72,574		156,051		(3,637)		670		40,459		59,660

Net realized and unrealized gain (loss) on investments	502,605		143,661		(723)		314		43,257		37,275

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$622,932	$	168,724	$	(896)	$	287	$	42,552	$	79,854

	(1) For the period August 5, 2016 to December 31, 2016.
	(2) For the period October 28, 2016 to December 31, 2016.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2016

	INVESTMENT DIVISIONS

	GREAT-WEST REAL ESTATE INDEX FUND		GREAT-WEST S&P 500® INDEX FUND		GREAT-WEST S&P MID CAP 400® INDEX FUND		GREAT-WEST S&P SMALL CAP 600® INDEX FUND		GREAT-WEST SECURE- FOUNDATION® BALANCED FUND		GREAT-WEST SHORT DURATION BOND FUND

INVESTMENT INCOME:
Dividends	$36,643	$	134,648	$	23,971	$	57,071	$	1,990,170	$	34,983

EXPENSES:
Mortality and expense risk	6,608		45,735		13,171		15,063		738,722		10,734
Administrative charges

Total expenses	6,608		45,735		13,171		15,063		738,722		10,734

NET INVESTMENT INCOME (LOSS)	30,035		88,913		10,800		42,008		1,251,448		24,249

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	25,398		67,938		11,913		14,327		(116,965)		1,278
Realized gain on distributions	137,408		276,774		182,061		318,968		1,970,026		352

Net realized gain (loss) on investments	162,806		344,712		193,974		333,295		1,853,061		1,630

Change in net unrealized appreciation (depreciation) on investments	(115,127)		931,371		441,643		801,332		1,567,446		3,209

Net realized and unrealized gain (loss) on investments	47,679		1,276,083		635,617		1,134,627		3,420,507		4,839

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$77,714	$	1,364,996	$	646,417	$	1,176,635	$	4,671,955	$	29,088

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2016

	INVESTMENT DIVISIONS

		GREAT-WEST STOCK INDEX FUND		GREAT-WEST T. ROWE PRICE MID CAP GROWTH FUND		GREAT-WEST TEMPLETON GLOBAL BOND FUND		GREAT-WEST U.S. GOVERNMENT MORTGAGE SECURITIES FUND		INVESCO V.I. CORE EQUITY FUND		INVESCO V.I. GLOBAL REAL ESTATE FUND

INVESTMENT INCOME:
Dividends	$	23,316	$	1,147	$	21,065	$	7,703	$	1,894	$	5,327

EXPENSES:
Mortality and expense risk		3,841		9,130		7,326		1,367		3,947		2,068
Administrative charges

Total expenses		3,841		9,130		7,326		1,367		3,947		2,068

NET INVESTMENT INCOME (LOSS)		19,475		(7,983)		13,739		6,336		(2,053)		3,259

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares		(7,694)		(37,790)		(55,981)		1,984		(3,183)		(3,395)
Realized gain on distributions		136,443		88,765				1,366		26,042		7,224

Net realized gain (loss) on investments		128,749		50,975		(55,981)		3,350		22,859		3,829

Change in net unrealized appreciation (depreciation) on investments		(102)		81,527		82,966		(6,006)		12,600		(8,820)

Net realized and unrealized gain (loss) on investments		128,647		132,502		26,985		(2,656)		35,459		(4,991)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$	148,122	$	124,519	$	40,724	$	3,680	$	33,406	$	(1,732)

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2016

	INVESTMENT DIVISIONS

	INVESCO V.I. GROWTH & INCOME FUND		INVESCO V.I. INTERNATIONAL GROWTH FUND		INVESCO V.I. SMALL CAP EQUITY FUND		IVY VIP ENERGY FUND		JANUS ASPEN BALANCED PORTFOLIO		JANUS ASPEN ENTERPRISE PORTFOLIO
							(1)

INVESTMENT INCOME:
Dividends	$12,218	$	9,117	$		$	140	$	71,819	$	320

EXPENSES:
Mortality and expense risk	5,895		3,584		433		684		17,786		3,334
Administrative charges

Total expenses	5,895		3,584		433		684		17,786		3,334

NET INVESTMENT INCOME (LOSS)	6,323		5,533		(433)		(544)		54,033		(3,014)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	(63,488)		(3,282)		(1,620)		15,892		(27,332)		(11,719)
Realized gain on distributions	129,288				3,265				49,337		78,581

Net realized gain (loss) on investments	65,800		(3,282)		1,645		15,892		22,005		66,862

Change in net unrealized appreciation (depreciation) on investments	214,304		(10,565)		5,589		29,396		79,523		15,122

Net realized and unrealized gain (loss) on investments	280,104		(13,847)		7,234		45,288		101,528		81,984

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$286,427	$	(8,314)	$	6,801	$	44,744	$	155,561	$	78,970

	(1) For the period May 11, 2016 to December 31, 2016.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2016

	INVESTMENT DIVISIONS

	JANUS ASPEN FLEXIBLE BOND PORTFOLIO		JANUS ASPEN OVERSEAS PORTFOLIO INSTITUTIONAL SHARES		JANUS ASPEN OVERSEAS PORTFOLIO SERVICE SHARES		JANUS ASPEN PERKINS MID CAP VALUE PORTFOLIO		JPMORGAN INSURANCE TRUST INTREPID MID CAP PORTFOLIO		LAZARD RETIREMENT US SMALL-MID CAP EQUITY PORTFOLIO
											(1)

INVESTMENT INCOME:
Dividends	$49,369	$	5,941	$	9,251	$	3,082	$	287	$

EXPENSES:
Mortality and expense risk	6,502		1,581		790		1,190		369		1
Administrative charges	45		181

Total expenses	6,547		1,762		790		1,190		369		1

NET INVESTMENT INCOME (LOSS)	42,822		4,179		8,461		1,892		(82)		(1)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	43		(4,168)		(13,506)		(4,175)		(585)		(405)
Realized gain on distributions			3,949		6,448		46,884		5,202

Net realized gain (loss) on investments	43		(219)		(7,058)		42,709		4,617		(405)

Change in net unrealized appreciation (depreciation) on investments	(28,178)		(15,039)		(18,393)		14,019		3,426		375

Net realized and unrealized gain (loss) on investments	(28,135)		(15,258)		(25,451)		56,728		8,043		(30)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$14,687	$	(11,079)	$	(16,990)	$	58,620	$	7,961	$	(31)

	(1) For the period January 1, 2016 to July 5, 2016.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2016

	INVESTMENT DIVISIONS

		LORD ABBETT SERIES DEVELOPING GROWTH PORTFOLIO		MFS VIT II BLENDED RESEARCH CORE EQUITY PORTFOLIO		MFS VIT II TECHNOLOGY PORTFOLIO		NEUBERGER BERMAN AMT SOCIALLY RESPONSIVE PORTFOLIO		NVIT DEVELOPING MARKETS FUND		NVIT EMERGING MARKETS FUND
				(1)		(2)				(3)		(4)

INVESTMENT INCOME:
Dividends	$		$		$		$	2,271	$	3,061	$	1,076

EXPENSES:
Mortality and expense risk		1,116		250		424		1,497		1,072		741
Administrative charges										123

Total expenses		1,116		250		424		1,497		1,195		741

NET INVESTMENT INCOME (LOSS)		(1,116)		(250)		(424)		774		1,866		335

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares		(20,937)		1		(302)		512		(89,876)		75
Realized gain on distributions						696		16,710

Net realized gain (loss) on investments		(20,937)		1		394		17,222		(89,876)		75

Change in net unrealized appreciation (depreciation) on investments		24,908		2,122		(4,942)		25,386		101,540		(5,081)

Net realized and unrealized gain (loss) on investments		3,971		2,123		(4,548)		42,608		11,664		(5,006)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS		$2,855	$	1,873	$	(4,972)	$	43,382	$	13,530	$	(4,671)

	(1) For the period August 30, 2016 to December 31, 2016.
	(2) For the period July 29, 2016 to December 31, 2016.
	(3) For the period January 1, 2016 to August 8, 2016.
	(4) For the period August 8, 2016 to December 31, 2016.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2016

	INVESTMENT DIVISIONS
	OPPENHEIMER MAIN STREET SMALL CAP FUND/VA		PIMCO VIT COMMODITY REALRETURN STRATEGY PORTFOLIO		PIMCO VIT LONG TERM US GOVERNMENT PORTFOLIO		PIMCO VIT LOW DURATION PORTFOLIO		PIMCO VIT REAL RETURN PORTFOLIO		PIMCO VIT SHORT TERM PORTFOLIO
					(1)						(2)

INVESTMENT INCOME:
Dividends	$476	$	2,363	$	997	$	14,831	$	8,686	$	2,607

EXPENSES:
Mortality and expense risk	1,122		1,541		172		3,845		2,039		610
Administrative charges

Total expenses	1,122		1,541		172		3,845		2,039		610

NET INVESTMENT INCOME (LOSS)	(646)		822		825		10,986		6,647		1,997

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	(9,791)		(12,530)		(7,217)		(1,524)		(1,385)		(848)
Realized gain on distributions	7,328										3,733

Net realized gain (loss) on investments	(2,463)		(12,530)		(7,217)		(1,524)		(1,385)		2,885

Change in net unrealized appreciation (depreciation) on investments	41,526		34,711		(7,892)		1,024		5,720		(318)

Net realized and unrealized gain (loss) on investments	39,063		22,181		(15,109)		(500)		4,335		2,567

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$38,417	$	23,003	$	(14,284)	$	10,486	$	10,982	$	4,564

	(1) For the period June 14, 2016 to December 31, 2016.
	(2) For the period July 19, 2016 to December 31, 2016.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2016

	INVESTMENT DIVISIONS
		PIMCO VIT TOTAL RETURN PORTFOLIO		PUTNAM VT ABSOLUTE RETURN 500 FUND		PUTNAM VT AMERICAN GOVERNMENT INCOME FUND		PUTNAM VT CAPITAL OPPORTUNITIES FUND		PUTNAM VT GLOBAL ASSET ALLOCATION FUND		PUTNAM VT GLOBAL EQUITY FUND

INVESTMENT INCOME:
Dividends	$	59,816	$	5,663	$	2,874	$	1,544	$	7,687	$	1,593

EXPENSES:
Mortality and expense risk		19,078		3,983		569		740		4,651		1,974
Administrative charges

Total expenses		19,078		3,983		569		740		4,651		1,974

NET INVESTMENT INCOME (LOSS)		40,738		1,680		2,305		804		3,036		(381)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares		(28,461)		(759)		(255)		(2,071)		(564)		(2,059)
Realized gain on distributions								4,680		28,224

Net realized gain (loss) on investments		(28,461)		(759)		(255)		2,609		27,660		(2,059)

Change in net unrealized appreciation (depreciation) on investments		17,780		1,709		(2,226)		35,158		(4,216)		6,792

Net realized and unrealized gain (loss) on investments		(10,681)		950		(2,481)		37,767		23,444		4,733

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$	30,057	$	2,630	$	(176)	$	38,571	$	26,480	$	4,352

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2016

	INVESTMENT DIVISIONS
	PUTNAM VT GROWTH AND INCOME FUND		PUTNAM VT GROWTH OPPORTUNITIES FUND		PUTNAM VT INCOME FUND		PUTNAM VT INTERNATIONAL EQUITY FUND		PUTNAM VT INTERNATIONAL GROWTH FUND		PUTNAM VT INTERNATIONAL VALUE FUND
					(1)		(2)				(3)

INVESTMENT INCOME:
Dividends	$8,004	$	693	$		$		$	1,298	$

EXPENSES:
Mortality and expense risk	5,077		2,456		962		179		891		6
Administrative charges

Total expenses	5,077		2,456		962		179		891		6

NET INVESTMENT INCOME (LOSS)	2,927		(1,763)		(962)		(179)		407		(6)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	(512)		(2,947)		14		9		(4,838)		(585)
Realized gain on distributions	14,136		12,980

Net realized gain (loss) on investments	13,624		10,033		14		9		(4,838)		(585)

Change in net unrealized appreciation (depreciation) on investments	83,090		4,568		875		(58)		(5,184)

Net realized and unrealized gain (loss) on investments	96,714		14,601		889		(49)		(10,022)		(585)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$99,641	$	12,838	$	(73)	$	(228)	$	(9,615)	$	(591)

	(1) For the period September 12, 2016 to December 31, 2016. (2) For the period June 17, 2016 to December 31, 2016. (3) For the period August 26, 2016 to September 15, 2016.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2016

	INVESTMENT DIVISIONS
	PUTNAM VT INVESTORS FUND		PUTNAM VT RESEARCH FUND		PUTNAM VT SMALL CAP VALUE FUND		PUTNAM VT VOYAGER FUND		T. ROWE PRICE BLUE CHIP GROWTH PORTFOLIO		T. ROWE PRICE HEALTH SCIENCES PORTFOLIO
	(1)						(2)

INVESTMENT INCOME:
Dividends	$30	$	342	$	51	$	2,982	$		$

EXPENSES:
Mortality and expense risk	60		154		75		1,413		19,789		3,827
Administrative charges

Total expenses	60		154		75		1,413		19,789		3,827

NET INVESTMENT INCOME (LOSS)	(30)		188		(24)		1,569		(19,789)		(3,827)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	4		(3)		439		(28,319)		(11,491)		(25,299)
Realized gain on distributions	80				431		10,261				9,395

Net realized gain (loss) on investments	84		(3)		870		(18,058)		(11,491)		(15,904)

Change in net unrealized appreciation (depreciation) on investments	1,697		2,088		2,935		24,690		165,238		(101,111)

Net realized and unrealized gain (loss) on investments	1,781		2,085		3,805		6,632		153,747		(117,015)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,751	$	2,273	$	3,781	$	8,201	$	133,958	$	(120,842)

	(1) For the period March 3, 2016 to December 31, 2016.
	(2) For the period January 1, 2016 to November 21, 2016.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2016

	INVESTMENT DIVISIONS
		UNIVERSAL INSTITUTIONAL FUNDS MID CAP GROWTH PORTFOLIO		VAN ECK VIP EMERGING MARKETS FUND		VAN ECK VIP GLOBAL HARD ASSETS FUND CLASS S		VAN ECK VIP GLOBAL HARD ASSETS FUND INITIAL CLASS
		(1)
INVESTMENT INCOME:
Dividends	$		$	640	$	337	$	215
EXPENSES:
Mortality and expense risk		35		1,700		1,632		769
Administrative charges				192				78
Total expenses		35		1,892		1,632		847
NET INVESTMENT INCOME (LOSS)		(35)		(1,252)		(1,295)		(632)
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares		(10,432)		(5,753)		(3,592)		(4,571)
Realized gain on distributions		927		694
Net realized gain (loss) on investments		(9,505)		(5,059)		(3,592)		(4,571)
Change in net unrealized appreciation (depreciation) on investments		9,166		4,165		71,255		25,481
Net realized and unrealized gain (loss) on investments		(339)		(894)		67,663		20,910
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS		$(374)	$	(2,146)	$	66,368	$	20,278

	(1) For the period January 1, 2016 to November 22, 2016.

The accompanying notes are an integral part of these financial statements.	(Concluded)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2016 AND 2015

	INVESTMENT DIVISIONS
	ALGER CAPITAL APPRECIATION PORTFOLIO		ALGER LARGE CAP GROWTH PORTFOLIO		ALGER MID CAP GROWTH PORTFOLIO
	2016	2015	2016	2015	2016	2015

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(20,871)	$(27,935)	$(15,088)	$(19,265)	$(30,955)	$(37,168)
Net realized gain (loss) on investments	107,889	396,864	94,844	276,131	24,367	24,166
Change in net unrealized appreciation (depreciation) on investments	(108,350)	(265,748)	(111,973)	(243,548)	(13,089)	(62,391)

Increase (decrease) in net assets resulting from operations	(21,332)	103,181	(32,217)	13,318	(19,677)	(75,393)

CONTRACT TRANSACTIONS:
Purchase payments received	2,513	1,941	25,727	6,759	1,188	1,246
Transfers for contract benefits and terminations	(192,142)	(327,152)	(132,376)	(201,839)	(181,754)	(108,858)
Net transfers	(94,204)	(86,986)	(85,460)	(69,161)	(35,560)	5,815
Contract charges	(22)	(29)		(5)	(7)	(12)
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions	(283,855)	(412,226)	(192,109)	(264,246)	(216,133)	(101,809)

Total increase (decrease) in net assets	(305,187)	(309,045)	(224,326)	(250,928)	(235,810)	(177,202)

NET ASSETS:
Beginning of period	1,918,527	2,227,572	1,229,234	1,480,162	2,543,067	2,720,269

End of period	$1,613,340	$1,918,527	$1,004,908	$1,229,234	$2,307,257	$2,543,067

CHANGES IN UNITS OUTSTANDING:
Units issued	139	101	268	72	328	352
Units redeemed	(3,072)	(4,280)	(2,235)	(2,574)	(3,548)	(1,750)

Net increase (decrease)	(2,933)	(4,179)	(1,967)	(2,502)	(3,220)	(1,398)

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2016 AND 2015

	INVESTMENT DIVISIONS
	ALGER SMALL CAP GROWTH PORTFOLIO		ALGER SMID CAP GROWTH PORTFOLIO		ALPS ALERIAN ENERGY INFRASTRUCTURE PORTFOLIO
	2016	2015	2016	2015	2016
				(1)	(2)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(3,630)	$(4,078)	$(1,413)	$(596)	$2,779
Net realized gain (loss) on investments	868	158,382	(50,207)	46,617	155
Change in net unrealized appreciation (depreciation) on investments	22,950	(191,010)	54,076	(56,681)	7,637

Increase (decrease) in net assets resulting from operations	20,188	(36,706)	2,456	(10,660)	10,571

CONTRACT TRANSACTIONS:
Purchase payments received	3,982	35,465	11,001	126,932	192,842
Transfers for contract benefits and terminations	(69,985)	(20,824)	(3,228)
Net transfers	(42,047)	86,244	(43,635)	35,615	109,143
Contract charges
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions	(108,050)	100,885	(35,862)	162,547	301,985

Total increase (decrease) in net assets	(87,862)	64,179	(33,406)	151,887	312,556

NET ASSETS:
Beginning of period	579,184	515,005	151,887	0	0

End of period	$491,322	$579,184	$118,481	$151,887	$312,556

CHANGES IN UNITS OUTSTANDING:
Units issued	2,173	14,159	4,127	16,194	26,455
Units redeemed	(8,090)	(4,475)	(7,785)	(1,587)	(767)

Net increase (decrease)	(5,917)	9,684	(3,658)	14,607	25,688

(1) For the period January 23, 2015 to December 31, 2015.

(2) For the period May 23, 2016 to December 31, 2016.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2016 AND 2015

	INVESTMENT DIVISIONS
	ALPS RED ROCKS LISTED PRIVATE EQUITY PORTFOLIO		AMERICAN CENTURY INVESTMENTS VP INFLATION PROTECTION FUND		AMERICAN CENTURY INVESTMENTS VP MID CAP VALUE FUND
	2016	2015	2016	2015	2016	2015
		(1)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$1,423	$(58)	$2,201	$1,656	$13,819	$9,445
Net realized gain (loss) on investments	1,416	(584)	(687)	(126)	58,344	40,925
Change in net unrealized appreciation (depreciation) on investments	15,526	(516)	1,519	(5,298)	156,393	(66,737)

Increase (decrease) in net assets resulting from operations	18,365	(1,158)	3,033	(3,768)	228,556	(16,367)

CONTRACT TRANSACTIONS:
Purchase payments received	63,896	33,018	88,436	10,501	399,664	136,762
Transfers for contract benefits and terminations	(541)				(38,808)	(1,479)
Net transfers	195,624	13,915	30,421	6,199	379,163	109,781
Contract charges
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions	258,979	46,933	118,857	16,700	740,019	245,064

Total increase (decrease) in net assets	277,344	45,775	121,890	12,932	968,575	228,697

NET ASSETS:
Beginning of period	45,775	0	122,964	110,032	771,086	542,389

End of period	$323,119	$45,775	$244,854	$122,964	$1,739,661	$771,086

CHANGES IN UNITS OUTSTANDING:
Units issued	30,432	5,951	21,534	2,130	73,105	28,883
Units redeemed	(2,798)	(989)	(9,951)	(458)	(15,729)	(10,850)

Net increase (decrease)	27,634	4,962	11,583	1,672	57,376	18,033

(1) For the period June 1, 2015 to December 31, 2015.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2016 AND 2015

	INVESTMENT DIVISIONS
	AMERICAN CENTURY INVESTMENTS VP VALUE FUND		AMERICAN FUNDS IS INTERNATIONAL FUND		AMERICAN FUNDS IS NEW WORLD FUND
	2016	2015	2016	2015	2016
		(1)		(2)	(3)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$4,635	$272	$2,934	$938	$655
Net realized gain (loss) on investments	7,130	(10)	16,812	303	105
Change in net unrealized appreciation (depreciation) on investments	79,795	(2,412)	(9,915)	(16,795)	(6,932)

Increase (decrease) in net assets resulting from operations	91,560	(2,150)	9,831	(15,554)	(6,172)

CONTRACT TRANSACTIONS:
Purchase payments received	767,882	59,341	324,116	140,499	292,672
Transfers for contract benefits and terminations	(10,758)				(1,280)
Net transfers	438,793	4,511	79,529		58,010
Contract charges
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions	1,195,917	63,852	403,645	140,499	349,402

Total increase (decrease) in net assets	1,287,477	61,702	413,476	124,945	343,230

NET ASSETS:
Beginning of period	61,702	0	124,945	0	0

End of period	$1,349,179	$61,702	$538,421	$124,945	$343,230

CHANGES IN UNITS OUTSTANDING:
Units issued	122,179	6,549	48,959	14,377	33,709
Units redeemed	(9,182)		(3,391)		(120)

Net increase (decrease)	112,997	6,549	45,568	14,377	33,589

(1) For the period June 2, 2015 to December 31, 2015.

(2) For the period May 27, 2015 to December 31, 2015.

(3) For the period May 19, 2016 to December 31, 2016.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2016 AND 2015

	INVESTMENT DIVISIONS
	BLACKROCK GLOBAL ALLOCATION VI FUND		BLACKROCK HIGH YIELD VI FUND		CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO
	2016	2015	2016	2015	2016	2015
						(1)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$15,820	$2,876	$28,007	$10,217	$(632)	$(46)
Net realized gain (loss) on investments	(10,170)	41,575	(11,271)	(7,725)	(511)	430
Change in net unrealized appreciation (depreciation) on investments	48,423	(77,053)	49,705	(22,999)	5,339	(2,569)

Increase (decrease) in net assets resulting from operations	54,073	(32,602)	66,441	(20,507)	4,196	(2,185)

CONTRACT TRANSACTIONS:
Purchase payments received	1,129,270	821,636	656,977	183,232	199,926	31,189
Transfers for contract benefits and terminations	(19,584)	(2,630)	(11,390)		(6,690)
Net transfers	455,314	30,522	563,632	5,692	135,943	24,416
Contract charges
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions	1,565,000	849,528	1,209,219	188,924	329,179	55,605

Total increase (decrease) in net assets	1,619,073	816,926	1,275,660	168,417	333,375	53,420

NET ASSETS:
Beginning of period	979,154	162,228	318,165	149,748	53,420	0

End of period	$2,598,227	$979,154	$1,593,825	$318,165	$386,795	$53,420

CHANGES IN UNITS OUTSTANDING:
Units issued	172,120	106,474	135,148	32,819	40,030	5,602
Units redeemed	(11,469)	(22,912)	(17,192)	(14,142)	(6,491)

Net increase (decrease)	160,651	83,562	117,956	18,677	33,539	5,602

(1) For the period August 5, 2015 to December 31, 2015.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2016 AND 2015

	INVESTMENT DIVISIONS
	COLUMBIA VARIABLE PORTFOLIO - SELECT SMALLER-CAP VALUE FUND		COLUMBIA VARIABLE PORTFOLIO - SELIGMAN GLOBAL TECHNOLOGY FUND - CLASS 1		COLUMBIA VARIABLE PORTFOLIO - SELIGMAN GLOBAL TECHNOLOGY FUND - CLASS 2
	2016	2015	2016	2015	2016	2015

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(7,857)	$(9,534)	$(53,149)	$(56,474)	$(1,235)	$(1,414)
Net realized gain (loss) on investments	51,712	28,570	1,336,482	759,626	27,221	16,674
Change in net unrealized appreciation (depreciation) on investments	17,748	(52,821)	(648,964)	(372,717)	(11,742)	(6,920)

Increase (decrease) in net assets resulting from operations	61,603	(33,785)	634,369	330,435	14,244	8,340

CONTRACT TRANSACTIONS:
Purchase payments received			21,284	895
Transfers for contract benefits and terminations	(147,179)	(75,131)	(543,814)	(333,234)	(4,238)	(1,393)
Net transfers	23,262	64,343	(96,432)	(99,349)	(39,346)	53,754
Contract charges		(6)	(16)	(22)
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions	(123,917)	(10,794)	(618,978)	(431,710)	(43,584)	52,361

Total increase (decrease) in net assets	(62,314)	(44,579)	15,391	(101,275)	(29,340)	60,701

NET ASSETS:
Beginning of period	621,331	665,910	3,918,824	4,020,099	107,096	46,395

End of period	$559,017	$621,331	$3,934,215	$3,918,824	$77,756	$107,096

CHANGES IN UNITS OUTSTANDING:
Units issued	2,137	4,249	5,387	2,969	671	1,637
Units redeemed	(10,523)	(5,195)	(40,880)	(30,314)	(1,822)	(39)

Net increase (decrease)	(8,386)	(946)	(35,493)	(27,345)	(1,151)	1,598

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2016 AND 2015

	INVESTMENT DIVISIONS
	COLUMBIA VARIABLE PORTFOLIO - SMALL CAP VALUE FUND		DELAWARE VIP EMERGING MARKETS SERIES		DELAWARE VIP INTERNATIONAL VALUE EQUITY SERIES
	2016	2015	2016	2015	2016
					(1)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$87	$593	$3,484	$1,690	$(72)
Net realized gain (loss) on investments	2,020	12,926	(40,808)	(1,540)	(684)
Change in net unrealized appreciation (depreciation) on investments	41,984	(26,585)	104,409	(95,652)	297

Increase (decrease) in net assets resulting from operations	44,091	(13,066)	67,085	(95,502)	(459)

CONTRACT TRANSACTIONS:
Purchase payments received			304,822	72,372	10,000
Transfers for contract benefits and terminations	(8,814)	(3,556)	(63,190)	(27,252)
Net transfers	(59,598)	909	213,790	103,847	15,648
Contract charges
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions	(68,412)	(2,647)	455,422	148,967	25,648

Total increase (decrease) in net assets	(24,321)	(15,713)	522,507	53,465	25,189

NET ASSETS:
Beginning of period	186,698	202,411	616,929	563,464	0

End of period	$162,377	$186,698	$1,139,436	$616,929	$25,189

CHANGES IN UNITS OUTSTANDING:
Units issued		92	96,353	28,305	7,606
Units redeemed	(4,572)	(251)	(52,671)	(13,218)	(5,142)

Net increase (decrease)	(4,572)	(159)	43,682	15,087	2,464

(1) For the period August 23, 2016 to December 31, 2016.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2016 AND 2015

	INVESTMENT DIVISIONS

	DELAWARE VIP REIT SERIES		DELAWARE VIP SMALL CAP VALUE SERIES		DEUTSCHE CAPITAL GROWTH VIP
	2016	2015	2016	2015	2016	2015

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$293	$762	$979	$422	$(1,495)	$(408)
Net realized gain (loss) on investments	26,612	2,505	24,396	33,212	54,978	58,023
Change in net unrealized appreciation (depreciation) on investments	(4,710)	1,878	93,693	(56,666)	85,095	(26,940)

Increase (decrease) in net assets resulting from operations	22,195	5,145	119,068	(23,032)	138,578	30,675

CONTRACT TRANSACTIONS:
Purchase payments received	155,171	38,775	190,589	9,118	950,604	29,853
Transfers for contract benefits and terminations	(27,676)	(6,017)	(13,509)	(48,092)	(36,785)	(20,227)
Net transfers	432,962	39,128	301,136	(17,963)	596,067	279,374
Contract charges
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions	560,457	71,886	478,216	(56,937)	1,509,886	289,000

Total increase (decrease) in net assets	582,652	77,031	597,284	(79,969)	1,648,464	319,675

NET ASSETS:
Beginning of period	234,307	157,276	301,216	381,185	696,842	377,167

End of period	$816,959	$234,307	$898,500	$301,216	$2,345,306	$696,842

CHANGES IN UNITS OUTSTANDING:
Units issued	49,037	7,837	42,647	1,007	132,053	21,052
Units redeemed	(8,292)	(2,450)	(7,605)	(4,508)	(40,633)	(4,843)

Net increase (decrease)	40,745	5,387	35,042	(3,501)	91,420	16,209

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2016 AND 2015

	INVESTMENT DIVISIONS

	DEUTSCHE GLOBAL SMALL CAP VIP		DEUTSCHE LARGE CAP VALUE VIP		DEUTSCHE SMALL MID CAP VALUE VIP
	2016	2015	2016	2015	2016	2015

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(63)	$130	$1,030	$3,797	$(57)	$(565)
Net realized gain (loss) on investments	(3,187)	3,116	(12,633)	29,924	21,819	18,546
Change in net unrealized appreciation (depreciation) on investments	2,711	(2,551)	(5,083)	(60,259)	11,299	(23,613)

Increase (decrease) in net assets resulting from operations	(539)	695	(16,686)	(26,538)	33,061	(5,632)

CONTRACT TRANSACTIONS:
Purchase payments received	1,812			7,500
Transfers for contract benefits and terminations	(3,864)	(16,388)	(45,076)	(19,304)	(658)	(708)
Net transfers	(13,197)	15,499	(76,974)	(318,213)		(5,899)
Contract charges
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions	(15,249)	(889)	(122,050)	(330,017)	(658)	(6,607)

Total increase (decrease) in net assets	(15,788)	(194)	(138,736)	(356,555)	32,403	(12,239)

NET ASSETS:
Beginning of period	37,455	37,649	266,336	622,891	205,636	217,875

End of period	$21,667	$37,455	$127,600	$266,336	$238,039	$205,636

CHANGES IN UNITS OUTSTANDING:
Units issued	313	1,139		1,243	1	42
Units redeemed	(1,410)	(1,107)	(9,249)	(22,779)	(49)	(485)

Net increase (decrease)	(1,097)	32	(9,249)	(21,536)	(48)	(443)

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2016 AND 2015

	INVESTMENT DIVISIONS
	DREYFUS IP TECHNOLOGY GROWTH PORTFOLIO		DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC		DREYFUS VIF APPRECIATION PORTFOLIO - INITIAL SHARES
	2016	2015	2016	2015	2016	2015

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(1,875)	$(1,391)	$(308)	$(1,259)	$589	$735
Net realized gain (loss) on investments	10,864	30,683	35,424	69,484	48,350	32,489
Change in net unrealized appreciation (depreciation) on investments	7,652	(17,240)	(8,222)	(86,547)	(31,189)	(42,650)

Increase (decrease) in net assets resulting from operations	16,641	12,052	26,894	(18,322)	17,750	(9,426)

CONTRACT TRANSACTIONS:
Purchase payments received	1,710	88,133			20,473
Transfers for contract benefits and terminations	(8,914)	(3,202)	(22,371)	(51,746)	(31,491)	(70,038)
Net transfers	(81,848)	120,811	(1,007)	2,906	(26,227)
Contract charges
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions	(89,052)	205,742	(23,378)	(48,840)	(37,245)	(70,038)

Total increase (decrease) in net assets	(72,411)	217,794	3,516	(67,162)	(19,495)	(79,464)

NET ASSETS:
Beginning of period	458,247	240,453	321,295	388,457	265,310	344,774

End of period	$385,836	$458,247	$324,811	$321,295	$245,815	$265,310

CHANGES IN UNITS OUTSTANDING:
Units issued	6,244	16,122		412	799	19
Units redeemed	(11,496)	(2,540)	(485)	(1,461)	(1,396)	(1,118)

Net increase (decrease)	(5,252)	13,582	(485)	(1,049)	(597)	(1,099)

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2016 AND 2015

	INVESTMENT DIVISIONS

	DREYFUS VIF APPRECIATION PORTFOLIO - SERVICE SHARES		DREYFUS VIF GROWTH AND INCOME PORTFOLIO		DREYFUS VIF INTERNATIONAL VALUE PORTFOLIO
	2016	2015	2016	2015	2016	2015

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$3,564	$3,917	$(671)	$(2,352)	$592	$1,174
Net realized gain (loss) on investments	56,880	18,561	60,521	56,299	(465)	(479)
Change in net unrealized appreciation (depreciation) on investments	(29,462)	(37,976)	(30,665)	(51,987)	(970)	(850)

Increase (decrease) in net assets resulting from operations	30,982	(15,498)	29,185	1,960	(843)	(155)

CONTRACT TRANSACTIONS:
Purchase payments received		173,115	2,101	2,317
Transfers for contract benefits and terminations	(75,172)	(3,955)	(78,305)	(53,804)	(3,051)	(325)
Net transfers	6,311	(19,542)	(1,024)			(19,635)
Contract charges
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions	(68,861)	149,618	(77,228)	(51,487)	(3,051)	(19,960)

Total increase (decrease) in net assets	(37,879)	134,120	(48,043)	(49,527)	(3,894)	(20,115)

NET ASSETS:
Beginning of period	452,102	317,982	387,460	436,987	47,695	67,810

End of period	$414,223	$452,102	$339,417	$387,460	$43,801	$47,695

CHANGES IN UNITS OUTSTANDING:
Units issued	2,258	18,182	25	68	1
Units redeemed	(7,111)	(4,329)	(1,553)	(1,059)	(254)	(1,494)

Net increase (decrease)	(4,853)	13,853	(1,528)	(991)	(253)	(1,494)

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2016 AND 2015

	INVESTMENT DIVISIONS
	EATON VANCE VT FLOATING-RATE INCOME FUND	FIDELITY VIP ASSET MANAGER PORTFOLIO		FIDELITY VIP CONTRAFUND PORTFOLIO
	2016	2016	2015	2016	2015
	(1)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$4,179	$772	$3,079	$(7,456)	$(4,787)
Net realized gain (loss) on investments	844	73,384	136,471	160,411	200,312
Change in net unrealized appreciation (depreciation) on investments	6,148	(51,515)	(152,511)	(80,104)	(204,596)

Increase (decrease) in net assets resulting from operations	11,171	22,641	(12,961)	72,851	(9,071)

CONTRACT TRANSACTIONS:
Purchase payments received	205,521	1,200	2,700	2,513	1,997
Transfers for contract benefits and terminations		(198,276)	(155,055)	(254,175)	(232,154)
Net transfers	377,160	160	(10,161)	(33,645)	(7,858)
Contract charges
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions	582,681	(196,916)	(162,516)	(285,307)	(238,015)

Total increase (decrease) in net assets	593,852	(174,275)	(175,477)	(212,456)	(247,086)

NET ASSETS:
Beginning of period	0	1,488,480	1,663,957	1,288,061	1,535,147

End of period	$593,852	$1,314,205	$1,488,480	$1,075,605	$1,288,061

CHANGES IN UNITS OUTSTANDING:
Units issued	63,677	34	107	53	30
Units redeemed	(6,982)	(4,296)	(3,463)	(4,245)	(3,576)

Net increase (decrease)	56,695	(4,262)	(3,356)	(4,192)	(3,546)

(1) For the period June 1, 2016 to December 31, 2016.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2016 AND 2015

	INVESTMENT DIVISIONS
	FIDELITY VIP GOVERNMENT MONEY MARKET PORTFOLIO		FIDELITY VIP GROWTH OPPORTUNITIES PORTFOLIO		FIDELITY VIP GROWTH PORTFOLIO
	2016	2015	2016	2015	2016	2015

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(7,597)	$(9,878)	$(3,145)	$(4,023)	$(25,648)	$(24,842)
Net realized gain (loss) on investments			11,815	37,437	276,888	295,382
Change in net unrealized appreciation (depreciation) on investments			(14,453)	(18,995)	(267,840)	(142,483)

Increase (decrease) in net assets resulting from operations	(7,597)	(9,878)	(5,783)	14,419	(16,600)	128,057

CONTRACT TRANSACTIONS:
Purchase payments received	1,332				21,770	1,386
Transfers for contract benefits and terminations	(349,316)	(193,973)	(27,888)	(8,906)	(159,477)	(337,312)
Net transfers	189,723	151,504	(18,608)	(1,962)	(48,300)	(89,825)
Contract charges	(6)	(3)
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions	(158,267)	(42,472)	(46,496)	(10,868)	(186,007)	(425,751)

Total increase (decrease) in net assets	(165,864)	(52,350)	(52,279)	3,551	(202,607)	(297,694)

NET ASSETS:
Beginning of period	702,400	754,750	346,391	342,840	2,054,318	2,352,012

End of period	$536,536	$702,400	$294,112	$346,391	$1,851,711	$2,054,318

CHANGES IN UNITS OUTSTANDING:
Units issued	14,733	10,609	11		213	46
Units redeemed	(25,515)	(13,459)	(1,423)	(310)	(2,069)	(4,218)

Net increase (decrease)	(10,782)	(2,850)	(1,412)	(310)	(1,856)	(4,172)

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2016 AND 2015

	INVESTMENT DIVISIONS

	FIDELITY VIP HIGH INCOME PORTFOLIO		FIDELITY VIP INDEX 500 PORTFOLIO		FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO
	2016	2015	2016	2015	2016	2015

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$12,028	$19,776	$303	$7,511	$1,419	$2,430
Net realized gain (loss) on investments	(20,490)	(8,928)	106,666	72,543	3,351	891
Change in net unrealized appreciation (depreciation) on investments	48,346	(28,959)	16,019	(82,341)	4,430	(6,881)

Increase (decrease) in net assets resulting from operations	39,884	(18,111)	122,988	(2,287)	9,200	(3,560)

CONTRACT TRANSACTIONS:
Purchase payments received	57	60	20,530	62	2,147	812
Transfers for contract benefits and terminations	(58,641)	(38,773)	(162,873)	(112,508)	(156,186)	(71,283)
Net transfers	(17,038)	3,763	(33,548)	(38,130)	113,330	8,437
Contract charges
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions	(75,622)	(34,950)	(175,891)	(150,576)	(40,709)	(62,034)

Total increase (decrease) in net assets	(35,738)	(53,061)	(52,903)	(152,863)	(31,509)	(65,594)

NET ASSETS:
Beginning of period	358,232	411,293	1,289,231	1,442,094	210,028	275,622

End of period	$322,494	$358,232	$1,236,328	$1,289,231	$178,519	$210,028

CHANGES IN UNITS OUTSTANDING:
Units issued	1	330	172	2	3,564	453
Units redeemed	(1,455)	(980)	(788)	(553)	(4,761)	(2,388)

Net increase (decrease)	(1,454)	(650)	(616)	(551)	(1,197)	(1,935)

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2016 AND 2015

	INVESTMENT DIVISIONS

	FIDELITY VIP OVERSEAS PORTFOLIO		FRANKLIN INCOME VIP FUND		GOLDMAN SACHS VIT LARGE CAP VALUE FUND
	2016	2015	2016	2015	2016	2015
				(1)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(971)	$(353)	$32,344	$12,384	$906	$12
Net realized gain (loss) on investments	20,416	10,809	(12,704)	(4,784)	(6,822)	24,164
Change in net unrealized appreciation (depreciation) on investments	(35,340)		140,001	(53,536)	23,452	(37,259)

Increase (decrease) in net assets resulting from operations	(15,895)	10,456	159,641	(45,936)	17,536	(13,083)

CONTRACT TRANSACTIONS:
Purchase payments received		57	1,225,347	595,462	811	813
Transfers for contract benefits and terminations	(140,977)	(54,551)	(8,162)	(2,270)	(54,040)	(17,906)
Net transfers	877	442	350,572	57,024		(9,430)
Contract charges
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions	(140,100)	(54,052)	1,567,757	650,216	(53,229)	(26,523)

Total increase (decrease) in net assets	(155,995)	(43,596)	1,727,398	604,280	(35,693)	(39,606)

NET ASSETS:
Beginning of period	349,557	393,153	604,280	0	208,422	248,028

End of period	$193,562	$349,557	$2,331,678	$604,280	$172,729	$208,422

CHANGES IN UNITS OUTSTANDING:
Units issued	29	21	167,207	71,421	48	43
Units redeemed	(4,141)	(1,523)	(8,485)	(5,544)	(3,010)	(1,493)

Net increase (decrease)	(4,112)	(1,502)	158,722	65,877	(2,962)	(1,450)

(1) For the period March 19, 2015 to December 31, 2015.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2016 AND 2015

	INVESTMENT DIVISIONS
		GOLDMAN SACHS VIT MULTI-STRATEGY ALTERNATIVES PORTFOLIO			GOLDMAN SACHS VIT STRATEGIC GROWTH FUND			GOLDMAN SACHS VIT STRATEGIC INCOME FUND
		2016	2015		2016	2015		2016
			(1)					(2)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$	175	$637	$	(1,027)	$(1,450)	$	61
Net realized gain (loss) on investments		(18)	(1,855)		3,874	9,185		1
Change in net unrealized appreciation (depreciation) on investments		(98)	(1,223)		(2,862)	(4,532)		61

Increase (decrease) in net assets resulting from operations		59	(2,441)		(15)	3,203		123

CONTRACT TRANSACTIONS:
Purchase payments received		14,615	3,620					11,250
Transfers for contract benefits and terminations					(484)	(3,240)
Net transfers			35,846		(51,025)	42,299
Contract charges
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions		14,615	39,466		(51,509)	39,059		11,250

Total increase (decrease) in net assets		14,674	37,025		(51,524)	42,262		11,373

NET ASSETS:
Beginning of period		37,025	0		141,039	98,777		0

End of period	$	51,699	$37,025	$	89,515	$141,039	$	11,373

CHANGES IN UNITS OUTSTANDING:
Units issued		1,590	7,632			2,256		1,125
Units redeemed			(3,697)		(2,688)	(165)

Net increase (decrease)		1,590	3,935		(2,688)	2,091		1,125

		(1) For the period May 13, 2015 to December 31, 2015.
		(2) For the period July 13, 2016 to December 31, 2016.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2016 AND 2015

	INVESTMENT DIVISIONS
		GOLDMAN SACHS VIT US EQUITY INSIGHTS FUND INSTITUTIONAL CLASS			GOLDMAN SACHS VIT US EQUITY INSIGHTS FUND SERVICE CLASS		GREAT-WEST AGGRESSIVE PROFILE I FUND
		2016	2015		2016		2016	2015
					(1)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$	(98)	$42	$	1,493	$	26,124	$25,312
Net realized gain (loss) on investments		4,855	5,388		5,909		105,729	150,776
Change in net unrealized appreciation (depreciation) on investments		2,062	(6,808)		1,936		9,186	(192,271)

Increase (decrease) in net assets resulting from operations		6,819	(1,378)		9,338		141,039	(16,183)

CONTRACT TRANSACTIONS:
Purchase payments received		2,038	2,035		171,117		152,189	134,706
Transfers for contract benefits and terminations		(851)	(844)				(52,445)	(12,057)
Net transfers		(17,411)	17,345				141,441	18,635
Contract charges
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions		(16,224)	18,536		171,117		241,185	141,284

Total increase (decrease) in net assets		(9,405)	17,158		180,455		382,224	125,101

NET ASSETS:
Beginning of period		85,234	68,076		0		1,273,746	1,148,645

End of period	$	75,829	$85,234	$	180,455	$	1,655,970	$1,273,746

CHANGES IN UNITS OUTSTANDING:

Units issued		103	954		16,731		23,654	14,055
Units redeemed		(899)	(41)				(3,097)	(4,419)

Net increase (decrease)		(796)	913		16,731		20,557	9,636

		(1) For the period July 29, 2016 to December 31, 2016.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2016 AND 2015

	INVESTMENT DIVISIONS

		GREAT-WEST ARIEL MID CAP VALUE FUND			GREAT-WEST BOND INDEX FUND			GREAT-WEST CONSERVATIVE PROFILE I FUND
		2016	2015		2016	2015		2016	2015

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$	3,687	$3,497	$	22,550	$32,067	$	24,336	$29,875
Net realized gain (loss) on investments		(3,031)	(1,732)		31,357	7,791		6,103	79,380
Change in net unrealized appreciation (depreciation) on investments		41,974	(25,453)		(34,643)	(50,038)		86,705	(142,026)

Increase (decrease) in net assets resulting from operations		42,630	(23,688)		19,264	(10,180)		117,144	(32,771)

CONTRACT TRANSACTIONS:
Purchase payments received		66,632	39,874		2,232,990	284,453		3,088,806	741,411
Transfers for contract benefits and terminations		(26,910)	(19,113)		(610,998)	(25,747)		(390,923)	(204,699)
Net transfers		(18,155)	81,901		773,316	688,454		560,549	32,137
Contract charges								(406)
Adjustments to net assets allocated to contracts in payout phase					(17,126)

Increase (decrease) in net assets resulting from contract transactions		21,567	102,662		2,378,182	947,160		3,258,026	568,849

Total increase (decrease) in net assets		64,197	78,974		2,397,446	936,980		3,375,170	536,078

NET ASSETS:
Beginning of period		328,359	249,385		2,794,422	1,857,442		1,722,649	1,186,571

End of period	$	392,556	$328,359	$	5,191,868	$2,794,422	$	5,097,819	$1,722,649

CHANGES IN UNITS OUTSTANDING:
Units issued		11,352	10,634		325,032	97,728		388,671	73,369
Units redeemed		(7,003)	(4,027)		(104,241)	(8,961)		(71,809)	(16,598)

Net increase (decrease)		4,349	6,607		220,791	88,767		316,862	56,771

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2016 AND 2015

		INVESTMENT DIVISIONS
		GREAT-WEST FEDERATED BOND FUND			GREAT-WEST GOLDMAN SACHS MID CAP VALUE FUND			GREAT-WEST GOVERNMENT MONEY MARKET FUND
		2016	2015		2016	2015		2016	2015
						(1)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$	14,999	$18,450	$	8,181	$7,947	$	(68,877)	$(26,598)
Net realized gain (loss) on investments		(3,882)	(73)		5,620	5,951
Change in net unrealized appreciation (depreciation) on investments		17,791	(31,095)		62,052	(22,680)

Increase (decrease) in net assets resulting from operations		28,908	(12,718)		75,853	(8,782)		(68,877)	(26,598)

CONTRACT TRANSACTIONS:
Purchase payments received		176,601	12,724		560,650	213,003		44,328,825	14,214,200
Transfers for contract benefits and terminations		(95,433)	(1,898)					(5,233,996)	(1,945,578)
Net transfers		31,074	15,756		76,861	3,295		(30,786,898)	(7,937,685)
Contract charges
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions		112,242	26,582		637,511	216,298		8,307,931	4,330,937

Total increase (decrease) in net assets		141,150	13,864		713,364	207,516		8,239,054	4,304,339

NET ASSETS:
Beginning of period		794,695	780,831		207,516	0		12,534,843	8,230,504

End of period	$	935,845	$794,695	$	920,880	$207,516	$	20,773,897	$12,534,843

CHANGES IN UNITS OUTSTANDING:
Units issued		19,777	2,726		62,293	22,984		4,961,795	1,572,440
Units redeemed		(8,991)	(183)		(1,805)	(1,100)		(4,121,257)	(1,134,372)

Net increase (decrease)		10,786	2,543		60,488	21,884		840,538	438,068

		(1) For the period January 29, 2015 to December 31, 2015.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2016 AND 2015

	INVESTMENT DIVISIONS
		GREAT-WEST INTERNATIONAL INDEX FUND			GREAT-WEST INVESCO SMALL CAP VALUE FUND			GREAT-WEST LIFETIME 2015 FUND
		2016	2015		2016	2015		2016
						(1)		(2)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$	41,399	$14,445	$	(231)	$(24)	$	8,168
Net realized gain (loss) on investments		(25,086)	26,449		1,703	478		6,369
Change in net unrealized appreciation (depreciation) on investments		6,081	(102,665)		6,819	(1,428)		5,106

Increase (decrease) in net assets resulting from operations		22,394	(61,771)		8,291	(974)		19,643

CONTRACT TRANSACTIONS:
Purchase payments received		851,338	349,046		30,348	8,119		91,389
Transfers for contract benefits and terminations		(152,151)	(28,044)
Net transfers		350,212	328,598		120,918	8,088		456,165
Contract charges
Adjustments to net assets allocated to contracts in payout phase		(32,130)

Increase (decrease) in net assets resulting from contract transactions		1,017,269	649,600		151,266	16,207		547,554

Total increase (decrease) in net assets		1,039,663	587,829		159,557	15,233		567,197

NET ASSETS:
Beginning of period		1,881,741	1,293,912		15,233	0		0

End of period	$	2,921,404	$1,881,741	$	174,790	$15,233	$	567,197

CHANGES IN UNITS OUTSTANDING:
Units issued		105,051	53,218		15,828	2,411		74,091
Units redeemed		(31,866)	(3,363)		(1,910)	(751)		(19,481)

Net increase (decrease)		73,185	49,855		13,918	1,660		54,610

		(1) For the period June 8, 2015 to December 31, 2015.
		(2) For the period April 25, 2016 to December 31, 2016.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2016 AND 2015

	INVESTMENT DIVISIONS

	GREAT-WEST LIFETIME 2015 FUND II		GREAT-WEST LIFETIME 2020 FUND	GREAT-WEST LIFETIME 2025 FUND	GREAT-WEST LIFETIME 2025 FUND II
	2016	2015	2016	2016	2016		2015
	(1)		(2)	(3)	(1)
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income (loss)	$583	$1,186	$2,069	$32,954	$(941)	$	23,666
Net realized gain (loss) on investments	(242)	2,937	200	35,714	(136,835)		114,425
Change in net unrealized appreciation (depreciation) on investments	4,442	(4,554)	(2,020)	24,806	198,687		(174,448)

Increase (decrease) in net assets resulting from operations	4,783	(431)	249	93,474	60,911		(36,357)

CONTRACT TRANSACTIONS:
Purchase payments received	2	47,735	190,000	313,501	9,682		785,215
Transfers for contract benefits and terminations		(48,085)		(24,423)	(3,529)		(14,500)
Net transfers	(59,751)		4,200	1,981,866	(1,902,680)		12,317
Contract charges
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions	(59,749)	(350)	194,200	2,270,944	(1,896,527)		783,032

Total increase (decrease) in net assets	(54,966)	(781)	194,449	2,364,418	(1,835,616)		746,675

NET ASSETS:
Beginning of period	54,966	55,747	0	0	1,835,616		1,088,941

End of period	$0	$54,966	$194,449	$2,364,418	$0	$	1,835,616

CHANGES IN UNITS OUTSTANDING:
Units issued	30,792	3,730	18,696	248,612	12,535		75,400
Units redeemed	(35,170)	(3,730)		(22,248)	(166,936)		(3,794)

Net increase (decrease)	(4,378)	0	18,696	226,364	(154,401)		71,606

	(1) For the period January 1, 2016 to April 25, 2016. (2) For the period December 6, 2016 to December 31, 2016. (3) For the period April 25, 2016 to December 31, 2016.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2016 AND 2015

		INVESTMENT DIVISIONS
		GREAT-WEST LIFETIME 2030 FUND		GREAT-WEST LIFETIME 2035 FUND		GREAT-WEST LIFETIME 2035 FUND II			GREAT-WEST LIFETIME 2040 FUND	GREAT-WEST LIFETIME 2045 FUND
		2016		2016		2016	2015		2016	2016
		(1)		(2)		(3)			(4)	(2)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$	482	$	20,219	$	45	$15,379	$	1,107	$2,024
Net realized gain (loss) on investments		98		23,380		(101,363)	71,508		267	3,622
Change in net unrealized appreciation (depreciation) on investments		1,312		26,395		143,458	(109,057)		150	5,575

Increase (decrease) in net assets resulting from operations		1,892		69,994		42,140	(22,170)		1,524	11,221
CONTRACT TRANSACTIONS:
Purchase payments received		76,201		134,005		139,754	49,786		79,952	138,026
Transfers for contract benefits and terminations
Net transfers				1,233,292		(1,167,677)	49,544			59,896
Contract charges
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions		76,201		1,367,297		(1,027,923)	99,330		79,952	197,922

Total increase (decrease) in net assets		78,093		1,437,291		(985,783)	77,160		81,476	209,143

NET ASSETS:
Beginning of period		0		0		985,783	908,623		0	0

End of period	$	78,093	$	1,437,291	$	0	$985,783	$	81,476	$209,143

CHANGES IN UNITS OUTSTANDING:
Units issued		7,419		136,278		16,359	6,633		7,670	21,043
Units redeemed				(39)		(85,363)				(1,202)

Net increase (decrease)		7,419		136,239		(69,004)	6,633		7,670	19,841

		(1) For the period July 12, 2016 to December 31, 2016.
		(2) For the period April 25, 2016 to December 31, 2016.
		(3) For the period January 1, 2016 to April 25, 2016.
		(4) For the period November 22, 2016 to December 31, 2016.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2016 AND 2015

		INVESTMENT DIVISIONS
		GREAT-WEST LIFETIME 2045 FUND II				GREAT-WEST LIFETIME 2050 FUND		GREAT-WEST LIFETIME 2055 FUND		GREAT-WEST LIFETIME 2055 FUND II
		2016		2015		2016		2016		2016		2015

		(1)		(2)		(3)		(4)		(1)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$	(49)	$	673	$	480	$	4,190	$	(610)	$	4,512
Net realized gain (loss) on investments		(1,771)		3,428		82		6,540		(22,770)		14,341
Change in net unrealized appreciation (depreciation) on investments		3,924		(3,924)		905		10,811		34,107		(29,850)

Increase (decrease) in net assets resulting from operations		2,104		177		1,467		21,541		10,727		(10,997)

CONTRACT TRANSACTIONS:
Purchase payments received		12,399		32,501		54,829		25,000		8		252,500
Transfers for contract benefits and terminations
Net transfers		(70,760)		23,579				334,545		(376,694)
Contract charges
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions		(58,361)		56,080		54,829		359,545		(376,686)		252,500
Total increase (decrease) in net assets		(56,257)		56,257		56,296		381,086		(365,959)		241,503

NET ASSETS:
Beginning of period		56,257		0		0		0		365,959		124,456

End of period	$	0	$	56,257	$	56,296	$	381,086	$	0	$	365,959

CHANGES IN UNITS OUTSTANDING:
Units issued		1,189		4,405		5,296		40,325				22,975
Units redeemed		(5,594)						(4,186)		(31,435)

Net increase (decrease)		(4,405)		4,405		5,296		36,139		(31,435)		22,975

		(1) For the period January 1, 2016 to April 25, 2016.
		(2) For the period August 18, 2015 to December 31, 2015.
		(3) For the period August 3, 2016 to December 31, 2016.
		(4) For the period April 25, 2016 to December 31, 2016.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2016 AND 2015

	INVESTMENT DIVISIONS

		GREAT-WEST LOOMIS SAYLES BOND FUND			GREAT-WEST LOOMIS SAYLES SMALL CAP VALUE FUND			GREAT-WEST MFS INTERNATIONAL GROWTH FUND
		2016	2015		2016	2015		2016	2015

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$	38,173	$31,461	$	(1,157)	$(237)	$	(398)	$887
Net realized gain (loss) on investments		(30,355)	7,802		14,116	9,938		(15,326)	9,519
Change in net unrealized appreciation (depreciation) on investments		166,914	(147,048)		75,461	(18,353)		12,823	(19,068)

Increase (decrease) in net assets resulting from operations		174,732	(107,785)		88,420	(8,652)		(2,901)	(8,662)

CONTRACT TRANSACTIONS:
Purchase payments received		397,145	156,710		370,808	42,398		46,053	41,022
Transfers for contract benefits and terminations		(273,976)	(104,434)		(10,897)	(6,039)		(28,382)	(288)
Net transfers		253,147	234,365		109,840	11,672		(66,037)	100,356
Contract charges
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions		376,316	286,641		469,751	48,031		(48,366)	141,090

Total increase (decrease) in net assets		551,048	178,856		558,171	39,379		(51,267)	132,428

NET ASSETS:
Beginning of period		1,548,982	1,370,126		186,345	146,966		197,752	65,324

End of period	$	2,100,030	$1,548,982	$	744,516	$186,345	$	146,485	$197,752

CHANGES IN UNITS OUTSTANDING:
Units issued		82,265	39,695		40,942	6,016		5,514	12,100
Units redeemed		(46,646)	(16,078)		(2,392)	(2,922)		(8,211)	(1,115)

Net increase (decrease)		35,619	23,617		38,550	3,094		(2,697)	10,985

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2016 AND 2015

	INVESTMENT DIVISIONS
	GREAT-WEST MFS INTERNATIONAL VALUE FUND		GREAT-WEST MODERATE PROFILE I FUND		GREAT-WEST MODERATELY AGGRESSIVE PROFILE I FUND
	2016	2015	2016	2015	2016	2015

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$5,926	$7,691	$174,238	$88,890	$120,327	$117,484
Net realized gain (loss) on investments	41,149	37,020	436,318	469,509	430,031	465,149
Change in net unrealized appreciation (depreciation) on investments	(1,074)	15,391	129,600	(636,072)	72,574	(723,709)

Increase (decrease) in net assets resulting from operations	46,001	60,102	740,156	(77,673)	622,932	(141,076)

CONTRACT TRANSACTIONS:
Purchase payments received	245,811	180,634	25,892,558	1,666,771	2,373,912	2,607,761
Transfers for contract benefits and terminations	(70,041)	(42,101)	(486,446)	(896,812)	(65,775)	(8,100)
Net transfers	91,469	313,681	3,264,239	127,204	682,644	65,971
Contract charges			(8,614)
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions	267,239	452,214	28,661,737	897,163	2,990,781	2,665,632

Total increase (decrease) in net assets	313,240	512,316	29,401,893	819,490	3,613,713	2,524,556

NET ASSETS:
Beginning of period	1,444,841	932,525	4,643,507	3,824,017	6,281,123	3,756,567

End of period	$1,758,081	$1,444,841	$34,045,400	$4,643,507	$9,894,836	$6,281,123

CHANGES IN UNITS OUTSTANDING:

Units issued	46,079	58,357	2,853,730	193,432	281,528	204,745
Units redeemed	(21,835)	(24,173)	(96,829)	(103,411)	(37,907)	(12,426)

Net increase (decrease)	24,244	34,184	2,756,901	90,021	243,621	192,319

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2016 AND 2015

	INVESTMENT DIVISIONS
		GREAT-WEST MODERATELY CONSERVATIVE PROFILE I FUND			GREAT-WEST MULTI- MANAGER LARGE CAP GROWTH FUND		GREAT-WEST MULTI- MANAGER SMALL CAP GROWTH FUND		GREAT-WEST PUTNAM EQUITY INCOME FUND
		2016	2015		2016		2016		2016	2015
					(1)		(2)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$	25,063	$39,368	$	(173)	$	(27)	$	(705)	$3,391

Net realized gain (loss) on investments		(12,390)	230,146		2,914		(356)		2,798	8,723
Change in net unrealized appreciation (depreciation) on investments		156,051	(301,809)		(3,637)		670		40,459	(25,827)

Increase (decrease) in net assets resulting from operations		168,724	(32,295)		(896)		287		42,552	(13,713)

CONTRACT TRANSACTIONS:
Purchase payments received		3,590,149	719,864		74,195		7,929		95,995	24,456
Transfers for contract benefits and terminations		(286,638)	(243,789)						(261)
Net transfers		1,319,995	93,692		2,684		366		140,779	62,640
Contract charges		(1,236)
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions		4,622,270	569,767		76,879		8,295		236,513	87,096

Total increase (decrease) in net assets		4,790,994	537,472		75,983		8,582		279,065	73,383

NET ASSETS:
Beginning of period		1,891,558	1,354,086		0		0		294,664	221,281

End of period	$	6,682,552	$1,891,558	$	75,983	$	8,582	$	573,729	$294,664

CHANGES IN UNITS OUTSTANDING:
Units issued		485,157	88,672		10,520		3,452		22,447	13,096
Units redeemed		(45,781)	(41,197)		(3,136)		(2,674)		(2,709)	(6,309)

Net increase (decrease)		439,376	47,475		7,384		778		19,738	6,787

		(1) For the period August 5, 2016 to December 31, 2016.
		(2) For the period October 28, 2016 to December 31, 2016.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2016 AND 2015

	INVESTMENT DIVISIONS
		GREAT-WEST PUTNAM HIGH YIELD BOND FUND			GREAT-WEST REAL ESTATE INDEX FUND			GREAT-WEST S&P 500® INDEX FUND
		2016	2015		2016	2015		2016	2015

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$	42,579	$28,128	$	30,035	$13,071	$	88,913	$80,225
Net realized gain (loss) on investments		(22,385)	(5,855)		162,806	47,636		344,712	233,890
Change in net unrealized appreciation (depreciation) on investments		59,660	(46,389)		(115,127)	(40,969)		931,371	(280,433)

Increase (decrease) in net assets resulting from operations		79,854	(24,116)		77,714	19,738		1,364,996	33,682

CONTRACT TRANSACTIONS:
Purchase payments received		446,183	79,212		567,205	101,633		4,948,836	1,864,171
Transfers for contract benefits and terminations		(13,337)	(14,324)		(66,509)	(3,178)		(969,427)	(156,890)
Net transfers		(568)	(101,719)		659,118	246,301		2,760,823	284,172
Contract charges
Adjustments to net assets allocated to contracts in payout phase								(95,341)

Increase (decrease) in net assets resulting from contract transactions		432,278	(36,831)		1,159,814	344,756		6,644,891	1,991,453

Total increase (decrease) in net assets		512,132	(60,947)		1,237,528	364,494		8,009,887	2,025,135

NET ASSETS:
Beginning of period		502,581	563,528		898,815	534,321		9,167,193	7,142,058

End of period	$	1,014,713	$502,581	$	2,136,343	$898,815	$	17,177,080	$9,167,193

CHANGES IN UNITS OUTSTANDING:
Units issued		66,455	14,579		147,354	47,311		651,085	195,982
Units redeemed		(25,576)	(15,969)		(49,167)	(18,582)		(162,398)	(66,697)

Net increase (decrease)		40,879	(1,390)		98,187	28,729		488,687	129,285

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2016 AND 2015

	INVESTMENT DIVISIONS
		GREAT-WEST S&P MID CAP 400® INDEX FUND			GREAT-WEST S&P SMALL CAP 600® INDEX FUND			GREAT-WEST SECUREFOUNDATION® BALANCED FUND
		2016	2015		2016	2015		2016	2015

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$	10,800	$11,886	$	42,008	$15,380	$	1,251,448	$340,705
Net realized gain (loss) on investments		193,974	109,171		333,295	157,086		1,853,061	854,878
Change in net unrealized appreciation (depreciation)
on investments		441,643	(201,669)		801,332	(238,247)		1,567,446	(1,931,928)

Increase (decrease) in net assets resulting from operations		646,417	(80,612)		1,176,635	(65,781)		4,671,955	(736,345)

CONTRACT TRANSACTIONS:
Purchase payments received		1,491,904	395,291		1,713,215	306,477		85,039,254	35,036,993
Transfers for contract benefits and terminations		(206,596)	(19,192)		(228,012)	(20,056)		(5,864,666)	(689,095)
Net transfers		1,299,557	225,867		2,690,390	(210)		6,037,866	1,206,205
Contract charges								(436,706)	(51,964)
Adjustments to net assets allocated to contracts
in payout phase		(19,011)			(20,192)

Increase (decrease) in net assets resulting from contract transactions		2,565,854	601,966		4,155,401	286,211		84,775,748	35,502,139

Total increase (decrease) in net assets		3,212,271	521,354		5,332,036	220,430		89,447,703	34,765,794

NET ASSETS:
Beginning of period		2,030,842	1,509,488		1,952,992	1,732,562		35,882,618	1,116,824

End of period	$	5,243,113	$2,030,842	$	7,285,028	$1,952,992	$	125,330,321	$35,882,618

CHANGES IN UNITS OUTSTANDING:
Units issued		202,807	57,320		298,023	47,353		9,141,906	3,699,633
Units redeemed		(31,765)	(15,997)		(22,201)	(26,778)		(789,195)	(130,791)

Net increase (decrease)		171,042	41,323		275,822	20,575		8,352,711	3,568,842

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2016 AND 2015

	INVESTMENT DIVISIONS
		GREAT-WEST SHORT DURATION BOND FUND			GREAT-WEST STOCK INDEX FUND				GREAT-WEST T. ROWE PRICE MID CAP GROWTH FUND
		2016	2015		2016		2015		2016	2015

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$	24,249	$14,692	$	19,475	$	16,025	$	(7,983)	$(3,746)
Net realized gain (loss) on investments		1,630	(3,600)		128,749		61,759		50,975	102,876
Change in net unrealized appreciation (depreciation) on investments		3,209	(6,057)		(102)		(74,926)		81,527	(59,618)

Increase (decrease) in net assets resulting from operations		29,088	5,035		148,122		2,858		124,519	39,512

CONTRACT TRANSACTIONS:
Purchase payments received		551,387	290,347		243,607		122,500		520,115	217,523
Transfers for contract benefits and terminations		(191,451)	(30,230)		(41,751)		(174,804)		(77,539)	(23,329)
Net transfers		354,820	(179,003)		157,735		137,832		498,099	374,686
Contract charges
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions		714,756	81,114		359,591		85,528		940,675	568,880

Total increase (decrease) in net assets		743,844	86,149		507,713		88,386		1,065,194	608,392

NET ASSETS:
Beginning of period		1,559,977	1,473,828		1,260,780		1,172,394		1,374,852	766,460

End of period	$	2,303,821	$1,559,977	$	1,768,493	$	1,260,780	$	2,440,046	$1,374,852

CHANGES IN UNITS OUTSTANDING:
Units issued		155,075	119,634		65,285		28,544		100,531	44,393
Units redeemed		(84,815)	(110,600)		(33,094)		(22,501)		(27,186)	(9,192)

Net increase (decrease)		70,260	9,034		32,191		6,043		73,345	35,201

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2016 AND 2015

	INVESTMENT DIVISIONS
		GREAT-WEST TEMPLETON GLOBAL BOND FUND			GREAT-WEST U.S. GOVERNMENT MORTGAGE SECURITIES FUND			INVESCO V.I. CORE EQUITY FUND
		2016	2015		2016	2015		2016	2015

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$	13,739	$31,902	$	6,336	$4,993	$	(2,053)	$1,123
Net realized gain (loss) on investments		(55,981)	9,079		3,350	1,339		22,859	38,362
Change in net unrealized appreciation (depreciation) on investments		82,966	(84,730)		(6,006)	(5,450)		12,600	(63,386)

Increase (decrease) in net assets resulting from operations		40,724	(43,749)		3,680	882		33,406	(23,901)

CONTRACT TRANSACTIONS:
Purchase payments received		459,859	239,251		44,939	1,809		2,201	197,631
Transfers for contract benefits and terminations		(50,687)	(37,519)		(24,225)	(2,409)		(19,333)	(8,404)
Net transfers		115,219	139,213		92,312	69,317		9,036	27,454
Contract charges
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions		524,391	340,945		113,026	68,717		(8,096)	216,681

Total increase (decrease) in net assets		565,115	297,196		116,706	69,599		25,310	192,780

NET ASSETS:
Beginning of period		956,052	658,856		311,928	242,329		356,477	163,697

End of period	$	1,521,167	$956,052	$	428,634	$311,928	$	381,787	$356,477

CHANGES IN UNITS OUTSTANDING:
Units issued		103,124	37,255		32,812	10,564		2,049	20,613
Units redeemed		(48,341)	(4,121)		(22,011)	(4,118)		(1,842)	(541)

Net increase (decrease)		54,783	33,134		10,801	6,446		207	20,072

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2016 AND 2015

		INVESTMENT DIVISIONS
		INVESCO V.I. GLOBAL REAL ESTATE FUND			INVESCO V.I. GROWTH & INCOME FUND			INVESCO V.I. INTERNATIONAL GROWTH FUND
		2016	2015		2016	2015		2016	2015

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$	3,259	$8,344	$	6,323	$22,675	$	5,533	$6,280
Net realized gain (loss) on investments		3,829	3,853		65,800	154,176		(3,282)	5,637
Change in net unrealized appreciation (depreciation) on investments		(8,820)	(19,928)		214,304	(213,884)		(10,565)	(32,896)

Increase (decrease) in net assets resulting from operations		(1,732)	(7,731)		286,427	(37,033)		(8,314)	(20,979)

CONTRACT TRANSACTIONS:
Purchase payments received		164,356	66,705		631,120	96,563		151,643	99,298
Transfers for contract benefits and terminations		(16,262)	(2,050)		(142,565)	(24,374)		(35,523)	(8,542)
Net transfers		545	(1,265)		119,398	206,397		98,669	(7,550)
Contract charges
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions		148,639	63,390		607,953	278,586		214,789	83,206

Total increase (decrease) in net assets		146,907	55,659		894,380	241,553		206,475	62,227

NET ASSETS:
Beginning of period		311,585	255,926		1,295,038	1,053,485		646,832	584,605

End of period	$	458,492	$311,585	$	2,189,418	$1,295,038	$	853,307	$646,832

CHANGES IN UNITS OUTSTANDING:
Units issued		20,702	11,244		85,461	34,146		28,719	23,002
Units redeemed		(6,518)	(4,930)		(28,756)	(14,485)		(7,734)	(14,813)

Net increase (decrease)		14,184	6,314		56,705	19,661		20,985	8,189

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2016 AND 2015

		INVESTMENT DIVISIONS
		INVESCO V.I. SMALL CAP EQUITY FUND			IVY VIP ENERGY FUND		JANUS ASPEN BALANCED PORTFOLIO
		2016	2015		2016		2016	2015
					(1)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$	(433)	$(74)	$	(544)	$	54,033	$19,635
Net realized gain (loss) on investments		1,645	2,994		15,892		22,005	41,465
Change in net unrealized appreciation (depreciation) on investments		5,589	(4,794)		29,396		79,523	(70,973)

Increase (decrease) in net assets resulting from operations		6,801	(1,874)		44,744		155,561	(9,873)

CONTRACT TRANSACTIONS:
Purchase payments received		111,063			371,117		2,256,107	841,086
Transfers for contract benefits and terminations		(10,780)					(121,223)	(117,681)
Net transfers		(3,782)	30,717		63,071		(247,949)	467,980
Contract charges
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions		96,501	30,717		434,188		1,886,935	1,191,385

Total increase (decrease) in net assets		103,302	28,843		478,932		2,042,496	1,181,512

NET ASSETS:
Beginning of period		39,645	10,802		0		1,977,161	795,649

End of period	$	142,947	$39,645	$	478,932	$	4,019,657	$1,977,161

CHANGES IN UNITS OUTSTANDING:
Units issued		15,117	2,844		47,885		249,286	113,002
Units redeemed		(4,967)			(7,786)		(75,291)	(21,209)

Net increase (decrease)		10,150	2,844		40,099		173,995	91,793

		(1) For the period May 11, 2016 to December 31, 2016.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2016 AND 2015

		INVESTMENT DIVISIONS
		JANUS ASPEN ENTERPRISE PORTFOLIO				JANUS ASPEN FLEXIBLE BOND PORTFOLIO				JANUS ASPEN OVERSEAS PORTFOLIO INSTITUTIONAL SHARES
		2016		2015		2016		2015		2016		2015
				(1)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$	(3,014)	$	158	$	42,822	$	16,611	$	4,179	$	(1,269)
Net realized gain (loss) on investments		66,862		17		43		3,091		(219)		(5,077)
Change in net unrealized appreciation (depreciation) on investments		15,122		(1,232)		(28,178)		(26,472)		(15,039)		(9,148)

Increase (decrease) in net assets resulting from operations		78,970		(1,057)		14,687		(6,770)		(11,079)		(15,494)

CONTRACT TRANSACTIONS:
Purchase payments received		471,729		17,231		279,484		116,839		2,000		2,001
Transfers for contract benefits and terminations		(8,056)				(53,813)		(7,858)		(6,434)		(9,786)
Net transfers		762,987		83,363		856,873		106,002				(17,345)
Contract charges										(2)
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions		1,226,660		100,594		1,082,544		214,983		(4,436)		(25,130)

Total increase (decrease) in net assets		1,305,630		99,537		1,097,231		208,213		(15,515)		(40,624)

NET ASSETS:
Beginning of period		99,537		0		1,037,474		829,261		142,289		182,913

End of period	$	1,405,167	$	99,537	$	2,134,705	$	1,037,474	$	126,774	$	142,289

CHANGES IN UNITS OUTSTANDING:
Units issued		151,122		11,225		108,795		30,305		118		93
Units redeemed		(31,626)		(1,007)		(11,191)		(11,263)		(378)		(1,291)

Net increase (decrease)		119,496		10,218		97,604		19,042		(260)		(1,198)

		(1) For the period June 9, 2015 to December 31, 2015.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2016 AND 2015

		INVESTMENT DIVISIONS
		JANUS ASPEN OVERSEAS PORTFOLIO SERVICE SHARES				JANUS ASPEN PERKINS MID CAP VALUE PORTFOLIO				JPMORGAN INSURANCE TRUST INTREPID MID CAP PORTFOLIO
		2016		2015		2016		2015		2016		2015
												(1)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$	8,461	$	338	$	1,892	$	2,629	$	(82)	$	(58)
Net realized gain (loss) on investments		(7,058)		(5,524)		42,709		31,274		4,617		(554)
Change in net unrealized appreciation (depreciation) on investments		(18,393)		(19,556)		14,019		(48,554)		3,426		478

Increase (decrease) in net assets resulting from operations		(16,990)		(24,742)		58,620		(14,651)		7,961		(134)

CONTRACT TRANSACTIONS:
Purchase payments received				54,303				27,443		55,193		14,249
Transfers for contract benefits and terminations		(21,241)		(3,442)		(21,330)		(24,410)
Net transfers		(4,041)		15,654		(7,232)		(106,269)		17,735		2,766
Contract charges
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions		(25,282)		66,515		(28,562)		(103,236)		72,928		17,015

Total increase (decrease) in net assets		(42,272)		41,773		30,058		(117,887)		80,889		16,881

NET ASSETS:
Beginning of period		221,953		180,180		331,023		448,910		16,881		0

End of period	$	179,681	$	221,953	$	361,081	$	331,023	$	97,770	$	16,881

CHANGES IN UNITS OUTSTANDING:
Units issued				11,192				4,508		8,277		2,917
Units redeemed		(2,812)		(4,528)		(1,830)		(10,942)		(525)		(1,077)

Net increase (decrease)		(2,812)		6,664		(1,830)		(6,434)		7,752		1,840

		(1) For the period May 27, 2015 to December 31, 2015.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2016 AND 2015

	INVESTMENT DIVISIONS
		LAZARD RETIREMENT US SMALL-MID CAP EQUITY PORTFOLIO				LORD ABBETT SERIES DEVELOPING GROWTH PORTFOLIO				MFS VIT II BLENDED RESEARCH CORE EQUITY PORTFOLIO		MFS VIT II TECHNOLOGY PORTFOLIO
		2016		2015		2016		2015		2016		2016
		(1)								(2)		(3)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$	(1)	$	(10)	$	(1,116)	$	(637)	$	(250)	$	(424)
Net realized gain (loss) on investments		(405)		(71)		(20,937)		(791)		1		394
Change in net unrealized appreciation (depreciation) on investments		375		92		24,908		(23,686)		2,122		(4,942)
Increase (decrease) in net assets resulting from operations		(31)		11		2,855		(25,114)		1,873		(4,972)

CONTRACT TRANSACTIONS:
Purchase payments received						132,199		29,299		73,468		155,046
Transfers for contract benefits and terminations		(1,956)		(3,590)								(1,088)
Net transfers						(99,751)		129,054		997		230,497
Contract charges
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions		(1,956)		(3,590)		32,448		158,353		74,465		384,455

Total increase (decrease) in net assets		(1,987)		(3,579)		35,303		133,239		76,338		379,483

NET ASSETS:
Beginning of period		1,987		5,566		167,023		33,784		0		0

End of period	$	0	$	1,987	$	202,326	$	167,023	$	76,338	$	379,483

CHANGES IN UNITS OUTSTANDING:
Units issued						20,707		18,126		7,266		40,158
Units redeemed		(127)		(219)		(13,081)		(4,969)				(5,333)

Net increase (decrease)		(127)		(219)		7,626		13,157		7,266		34,825

		(1) For the period January 1, 2016 to July 5, 2016.
		(2) For the period August 30, 2016 to December 31, 2016.
		(3) For the period July 29, 2016 to December 31, 2016.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2016 AND 2015

	INVESTMENT DIVISIONS
		NEUBERGER BERMAN AMT SOCIALLY RESPONSIVE PORTFOLIO			NVIT DEVELOPING MARKETS FUND			NVIT EMERGING MARKETS FUND
		2016	2015		2016	2015		2016
					(1)			(2)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$	774	$(109)	$	1,866	$(762)	$	335
Net realized gain (loss) on investments		17,222	41,813		(89,876)	(29,799)		75
Change in net unrealized appreciation (depreciation) on investments		25,386	(44,935)		101,540	(966)		(5,081)
Increase (decrease) in net assets resulting from operations		43,382	(3,231)		13,530	(31,527)		(4,671)

CONTRACT TRANSACTIONS:
Purchase payments received		5,637	7,563		6	55
Transfers for contract benefits and terminations		(6,659)	(7,116)		(9,125)	(16,500)		(18,998)
Net transfers		25,592	8,500		(154,665)	(61,151)		144,179
Contract charges						(5)
Adjustments to net assets allocated to contracts in payout phase
Increase (decrease) in net assets resulting from contract transactions		24,570	8,947		(163,784)	(77,601)		125,181
Total increase (decrease) in net assets		67,952	5,716		(150,254)	(109,128)		120,510

NET ASSETS:
Beginning of period		453,400	447,684		150,254	259,382		0
End of period	$	521,352	$453,400	$	0	$150,254	$	120,510

CHANGES IN UNITS OUTSTANDING:
Units issued		3,106	3,273			3		14,436
Units redeemed		(1,656)	(2,629)		(8,433)	(3,588)		(1,907)
Net increase (decrease)		1,450	644		(8,433)	(3,585)		12,529

		(1) For the period January 1, 2016 to August 8, 2016.
		(2) For the period August 8, 2016 to December 31, 2016.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2016 AND 2015

	INVESTMENT DIVISIONS
		OPPENHEIMER MAIN STREET SMALL CAP FUND/VA				PIMCO VIT COMMODITY REALRETURN STRATEGY PORTFOLIO				PIMCO VIT LONG TERM US GOVERNMENT PORTFOLIO
		2016		2015		2016		2015		2016
										(1)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$	(646)	$	300	$	822	$	3,860	$	825
Net realized gain (loss) on investments		(2,463)		15,123		(12,530)		(16,301)		(7,217)
Change in net unrealized appreciation (depreciation)
on investments		41,526		(28,019)		34,711		(29,738)		(7,892)

Increase (decrease) in net assets resulting from operations		38,417		(12,596)		23,003		(42,179)		(14,284)

CONTRACT TRANSACTIONS:
Purchase payments received		108,716		42,432		99,482		60,106		5,623
Transfers for contract benefits and terminations		(3,604)				(5,300)		(14,825)
Net transfers		80,968		106,955		69,667		22,517		194,974
Contract charges
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions		186,080		149,387		163,849		67,798		200,597

Total increase (decrease) in net assets		224,497		136,791		186,852		25,619		186,313

NET ASSETS:
Beginning of period		156,268		19,477		127,573		101,954		0

End of period	$	380,765	$	156,268	$	314,425	$	127,573	$	186,313

CHANGES IN UNITS OUTSTANDING:
Units issued		20,725		13,839		31,880		14,888		33,100
Units redeemed		(3,516)		(471)		(9,682)		(5,745)		(13,243)

Net increase (decrease)		17,209		13,368		22,198		9,143		19,857

		(1) For the period June 14, 2016 to December 31, 2016.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2016 AND 2015

		INVESTMENT DIVISIONS
		PIMCO VIT LOW DURATION PORTFOLIO			PIMCO VIT REAL RETURN PORTFOLIO			PIMCO VIT SHORT TERM PORTFOLIO
		2016	2015		2016	2015		2016
								(1)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$	10,986	$25,040	$	6,647	$8,388	$	1,997
Net realized gain (loss) on investments		(1,524)	(1,210)		(1,385)	(469)		2,885
Change in net unrealized appreciation (depreciation) on investments		1,024	(26,101)		5,720	(14,290)		(318)

Increase (decrease) in net assets resulting from operations		10,486	(2,271)		10,982	(6,371)		4,564

CONTRACT TRANSACTIONS:
Purchase payments received		150,394	78,275		352,732	26,236		349,049
Transfers for contract benefits and terminations		(12,405)	(29,024)		(9,948)	(15,869)
Net transfers		266,291	122,052		64,557	35,950		121,166
Contract charges
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions		404,280	171,303		407,341	46,317		470,215

Total increase (decrease) in net assets		414,766	169,032		418,323	39,946		474,779

NET ASSETS:
Beginning of period		832,864	663,832		218,178	178,232		0

End of period	$	1,247,630	$832,864	$	636,501	$218,178	$	474,779

CHANGES IN UNITS OUTSTANDING:
Units issued		44,153	24,994		47,649	6,797		79,690
Units redeemed		(5,042)	(8,392)		(7,023)	(2,082)		(33,062)

Net increase (decrease)		39,111	16,602		40,626	4,715		46,628

		(1) For the period July 19, 2016 to December 31, 2016.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2016 AND 2015

	INVESTMENT DIVISIONS
		PIMCO VIT TOTAL RETURN PORTFOLIO				PUTNAM VT ABSOLUTE RETURN 500 FUND				PUTNAM VT AMERICAN GOVERNMENT INCOME FUND
		2016		2015		2016		2015		2016		2015
								(1)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$	40,738	$	89,676	$	1,680	$	(324)	$	2,305	$	368
Net realized gain (loss) on investments		(28,461)		22,346		(759)		(2)		(255)		(9)
Change in net unrealized appreciation (depreciation) on investments		17,780		(113,789)		1,709		(252)		(2,226)		(1,237)

Increase (decrease) in net assets resulting from operations		30,057		(1,767)		2,630		(578)		(176)		(878)

CONTRACT TRANSACTIONS:
Purchase payments received		1,873,093		165,006		605,300		66,695		38,255		15,093
Transfers for contract benefits and terminations		(130,289)		(66,083)						(4,430)		(640)
Net transfers		(89,668)		193,356		10,713		57,096		59,799		9,297
Contract charges
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions		1,653,136		292,279		616,013		123,791		93,624		23,750

Total increase (decrease) in net assets		1,683,193		290,512		618,643		123,213		93,448		22,872

NET ASSETS:
Beginning of period		2,043,422		1,752,910		123,213		0		52,659		29,787

End of period	$	3,726,615	$	2,043,422	$	741,856	$	123,213	$	146,107	$	52,659

CHANGES IN UNITS OUTSTANDING:
Units issued		235,468		45,921		66,707		12,578		12,197		2,352
Units redeemed		(72,253)		(18,518)		(2,760)				(3,057)		(63)

Net increase (decrease)		163,215		27,403		63,947		12,578		9,140		2,289

		(1) For the period May 27, 2015 to December 31, 2015.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2016 AND 2015

	INVESTMENT DIVISIONS
		PUTNAM VT CAPITAL OPPORTUNITIES FUND				PUTNAM VT GLOBAL ASSET ALLOCATION FUND				PUTNAM VT GLOBAL EQUITY FUND
		2016		2015		2016		2015		2016		2015
								(1)				(2)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$	804	$	(16)	$	3,036	$	(876)	$	(381)	$	(139)
Net realized gain (loss) on investments		2,609		15,547		27,660		(534)		(2,059)		(8)
Change in net unrealized appreciation (depreciation) on investments		35,158		(30,379)		(4,216)		(11,794)		6,792		(128)

Increase (decrease) in net assets resulting from operations		38,571		(14,848)		26,480		(13,204)		4,352		(275)

CONTRACT TRANSACTIONS:
Purchase payments received		44,401				310,489		463,968		274,529		33,651
Transfers for contract benefits and terminations		(16,632)		(1,195)		(1,016)				(336)
Net transfers		63,457		44,982		15,454		(65,688)		1,308		35,566
Contract charges
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions		91,226		43,787		324,927		398,280		275,501		69,217

Total increase (decrease) in net assets		129,797		28,939		351,407		385,076		279,853		68,942

NET ASSETS:
Beginning of period		161,852		132,913		385,076		0		68,942		0

End of period	$	291,649	$	161,852	$	736,483	$	385,076	$	348,795	$	68,942

CHANGES IN UNITS OUTSTANDING:
Units issued		11,408		3,922		32,870		46,975		32,781		7,420
Units redeemed		(3,400)		(1,215)		(103)		(8,066)		(2,003)

Net increase (decrease)		8,008		2,707		32,767		38,909		30,778		7,420

		(1) For the period March 10, 2015 to December 31, 2015. (2) For the period July 1, 2015 to December 31, 2015.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2016 AND 2015

	INVESTMENT DIVISIONS
		PUTNAM VT GROWTH AND INCOME FUND				PUTNAM VT GROWTH OPPORTUNITIES FUND				PUTNAM VT INCOME FUND
		2016		2015		2016		2015		2016		2015
				(1)				(2)		(3)		(4)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$	2,927	$	(740)	$	(1,763)	$	(549)	$	(962)	$	(28)
Net realized gain (loss) on investments		13,624		(47)		10,033		(52)		14		22
Change in net unrealized appreciation (depreciation) on investments		83,090		(13,715)		4,568		(2,477)		875

Increase (decrease) in net assets resulting from operations		99,641		(14,502)		12,838		(3,078)		(73)		(6)

CONTRACT TRANSACTIONS:
Purchase payments received		356,802		160,294		259,205		92,591		182,620		55,000
Transfers for contract benefits and terminations		(255)
Net transfers		112,643		32,186		262,649		31,275		5,122		(54,994)
Contract charges
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions		469,190		192,480		521,854		123,866		187,742		6

Total increase (decrease) in net assets		568,831		177,978		534,692		120,788		187,669		0

NET ASSETS:
Beginning of period		177,978		0		120,788		0		0		0

End of period	$	746,809	$	177,978	$	655,480	$	120,788	$	187,669	$	0

CHANGES IN UNITS OUTSTANDING:
Units issued		52,922		19,536		55,181		12,100		19,126		5,486
Units redeemed		(46)				(3,188)						(5,486)

Net increase (decrease)		52,876		19,536		51,993		12,100		19,126		0

(1) For the period June 9, 2015 to December 31, 2015.

(2) For the period June 2, 2015 to December 31, 2015.

(3) For the period September 12, 2016 to December 31, 2016.

(4) For the period July 2, 2015 to August 6, 2015.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2016 AND 2015

	INVESTMENT DIVISIONS
		PUTNAM VT INTERNATIONAL EQUITY FUND				PUTNAM VT INTERNATIONAL GROWTH FUND			PUTNAM VT INTERNATIONAL VALUE FUND	PUTNAM VT INVESTORS FUND
		2016		2015		2016	2015		2016	2016
		(1)		(2)					(3)	(4)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$	(179)	$		$	407	$(507)	$	(6)	$(30)
Net realized gain (loss) on investments		9		(37)		(4,838)	3		(585)	84
Change in net unrealized appreciation (depreciation) on investments		(58)				(5,184)	(3,414)			1,697

Increase (decrease) in net assets resulting from operations		(228)		(37)		(9,615)	(3,918)		(591)	1,751

CONTRACT TRANSACTIONS:
Purchase payments received		54,574				34,664	15,012			22,897
Transfers for contract benefits and terminations						(1,677)	(3,144)
Net transfers				37		(28,815)	77,326		591
Contract charges
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions		54,574		37		4,172	89,194		591	22,897

Total increase (decrease) in net assets		54,346		0		(5,443)	85,276		0	24,648

NET ASSETS:
Beginning of period		0		0		120,152	34,876		0	0

End of period	$	54,346	$	0	$	114,709	$120,152	$	0	$24,648

CHANGES IN UNITS OUTSTANDING:
Units issued		6,251		121		5,274	7,641		4,606	2,379
Units redeemed				(121)		(3,583)	(984)		(4,606)

Net increase (decrease)		6,251		0		1,691	6,657		0	2,379

(1) For the period June 17, 2016 to December 31, 2016.

(2) For the period May 19, 2015 to July 14, 2015.

(3) For the period August 26, 2016 to September 15, 2016.

(4) For the period March 3, 2016 to December 31, 2016.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2016 AND 2015

	INVESTMENT DIVISIONS
		PUTNAM VT RESEARCH FUND				PUTNAM VT SMALL CAP VALUE FUND				PUTNAM VT VOYAGER FUND
		2016		2015		2016		2015		2016		2015
				(1)				(2)		(3)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$	188	$	(71)	$	(24)	$	(15)	$	1,569	$	1,091
Net realized gain (loss) on investments		(3)		(2)		870		(2)		(18,058)		17,804
Change in net unrealized appreciation (depreciation) on investments		2,088		497		2,935		(210)		24,690		(34,855)

Increase (decrease) in net assets resulting from operations		2,273		424		3,781		(227)		8,201		(15,960)

CONTRACT TRANSACTIONS:
Purchase payments received		2,008		9,311		8,474		2,001		62,002		15,698
Transfers for contract benefits and terminations										(3,760)		(6,195)
Net transfers				12,690		75,475		869		(279,825)		27,754
Contract charges
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions		2,008		22,001		83,949		2,870		(221,583)		37,257

Total increase (decrease) in net assets		4,281		22,425		87,730		2,643		(213,382)		21,297

NET ASSETS:
Beginning of period		22,425		0		2,643		0		213,382		192,085

End of period	$	26,706	$	22,425	$	90,373	$	2,643	$	0	$	213,382

CHANGES IN UNITS OUTSTANDING:
Units issued		214		2,342		8,598		280		7,575		11,540
Units redeemed				(1)		(1,240)				(22,754)		(8,853)

Net increase (decrease)		214		2,341		7,358		280		(15,179)		2,687

		(1) For the period June 2, 2015 to December 31, 2015. (2) For the period April 21, 2015 to December 31, 2015. (3) For the period January 1, 2016 to November 21, 2016.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2016 AND 2015

	INVESTMENT DIVISIONS
		T. ROWE PRICE BLUE CHIP GROWTH PORTFOLIO				T. ROWE PRICE HEALTH SCIENCES PORTFOLIO				UNIVERSAL INSTITUTIONAL FUNDS MID CAP GROWTH PORTFOLIO
		2016		2015		2016		2015		2016		2015
										(1)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$	(19,789)	$	(5,576)	$	(3,827)	$	(3,519)	$	(35)	$	(62)
Net realized gain (loss) on investments		(11,491)		28,629		(15,904)		106,714		(9,505)		3,661
Change in net unrealized appreciation (depreciation) on investments		165,238		58,271		(101,111)		(7,946)		9,166		(5,007)

Increase (decrease) in net assets resulting from operations		133,958		81,324		(120,842)		95,249		(374)		(1,408)

CONTRACT TRANSACTIONS:
Purchase payments received		2,402,752		933,826		294,618		51,660
Transfers for contract benefits and terminations		(133,179)		(28,086)		(55,243)		(55,827)		(1,573)		(2,864)
Net transfers		765,563		882,479		(153,014)		107,712		(20,187)
Contract charges
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions		3,035,136		1,788,219		86,361		103,545		(21,760)		(2,864)

Total increase (decrease) in net assets		3,169,094		1,869,543		(34,481)		198,794		(22,134)		(4,272)

NET ASSETS:
Beginning of period		2,394,440		524,897		1,069,403		870,609		22,134		26,406

End of period	$	5,563,534	$	2,394,440	$	1,034,922	$	1,069,403	$	0	$	22,134

CHANGES IN UNITS OUTSTANDING:
Units issued		388,101		174,452		42,683		15,824
Units redeemed		(105,537)		(26,668)		(23,497)		(11,969)		(1,582)		(188)

Net increase (decrease)		282,564		147,784		19,186		3,855		(1,582)		(188)

		(1) For the period January 1, 2016 to November 22, 2016.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2016 AND 2015

	INVESTMENT DIVISIONS
		VAN ECK VIP EMERGING MARKETS FUND				VAN ECK VIP GLOBAL HARD ASSETS FUND CLASS S				VAN ECK VIP GLOBAL HARD ASSETS FUND INITIAL CLASS
		2016		2015		2016		2015		2016		2015

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$	(1,252)	$	(1,530)	$	(1,295)	$	(570)	$	(632)	$	(1,115)
Net realized gain (loss) on investments		(5,059)		3,725		(3,592)		(15,099)		(4,571)		(25,239)
Change in net unrealized appreciation (depreciation) on investments		4,165		(29,498)		71,255		(17,924)		25,481		(1,212)

Increase (decrease) in net assets resulting from operations		(2,146)		(27,303)		66,368		(33,593)		20,278		(27,566)

CONTRACT TRANSACTIONS:
Purchase payments received						313,875		44,121		1,324
Transfers for contract benefits and terminations		(8,695)		(21,264)		(1,510)		(141)		(10,854)		(7,965)
Net transfers		6,252		(19,305)		17,527		1,247		21,168		(73,745)
Contract charges		(7)		(5)						(4)		(4)
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions		(2,450)		(40,574)		329,892		45,227		11,634		(81,714)

Total increase (decrease) in net assets		(4,596)		(67,877)		396,260		11,634		31,912		(109,280)

NET ASSETS:
Beginning of period		140,243		208,120		69,857		58,223		46,625		155,905

End of period	$	135,647	$	140,243	$	466,117	$	69,857	$	78,537	$	46,625

CHANGES IN UNITS OUTSTANDING:
Units issued		609		310		96,487		12,993		681
Units redeemed		(736)		(1,676)		(55,358)		(7,368)		(383)		(2,032)

Net increase (decrease)		(127)		(1,366)		41,129		5,625		298		(2,032)

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2016 AND 2015

	INVESTMENT DIVISIONS
		VAN ECK VIP MULTI MANAGER ALTERNATIVES FUND
		2015
		(1)
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income (loss)	$	(3)
Net realized gain (loss) on investments		1
Change in net unrealized appreciation (depreciation) on investments		(3)

Increase (decrease) in net assets resulting from operations		(5)

CONTRACT TRANSACTIONS:
Purchase payments received
Transfers for contract benefits and terminations		(594)
Net transfers
Contract charges
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions		(594)

Total increase (decrease) in net assets		(599)
NET ASSETS:
Beginning of period		599

End of period	$	0

CHANGES IN UNITS OUTSTANDING:
Units issued
Units redeemed		(58)

Net increase (decrease)		(58)

For the period January 1, 2015 to June 4, 2015.

The accompanying notes are an integral part of these financial statements.	(Concluded)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS

YEAR ENDED DECEMBER 31, 2016

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Variable Annuity-2 Series Account (the Series Account), a separate account of Great-West Life & Annuity Insurance Company (the Company) is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and exists in accordance with regulations of the Colorado Division of Insurance. It was established to receive and invest premium payments under individual variable annuity policies issued by the Company. The Series Account consists of numerous investment divisions (Investment Divisions), each being treated as an individual accounting entity for financial reporting purposes, and each investing all of its investible assets in the named underlying mutual fund.

Under applicable insurance law, the assets and liabilities of each of the Investment Divisions of the Series Account are clearly identified and distinguished from the Company’s assets and liabilities. The portion of the Series Account’s assets applicable to the reserves and other contract liabilities with respect to the Series Account is not chargeable with liabilities arising out of any other business the Company may conduct.

The preparation of financial statements and financial highlights of each of the Investment Divisions in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent liabilities at the date of the financial statements and financial highlights and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The Series Account is an investment company and, therefore, applies specialized accounting guidance in accordance with the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies” (ASC Topic 946). The following is a summary of the significant accounting policies of the Series Account.

Security Valuation

Mutual fund investments held by the Investment Divisions are valued at the reported net asset values of such underlying mutual funds, which value their investment securities at fair value.

The Series Account classifies its valuations into three levels based upon the observability of inputs to the valuation of the Series Account’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:

Level 1 – Unadjusted quoted prices for identical securities in active markets.

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.

Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the reporting entity’s own assumptions and would be based on the best information available under the circumstances.

As of December 31, 2016, the only investments of each of the Investment Divisions of the Series Account were in underlying mutual funds that are actively traded, therefore 100% of the investments are valued using Level 1 inputs. The Series Account recognizes transfers between the levels as of the beginning of the quarter in which the transfer occurred. There were no transfers between Levels 1 and 2 during the year.

Fund of Funds Structure Risk

Since the Series Account invests directly in underlying funds, all risks associated with the eligible underlying funds apply to the Series Account. To the extent the Series Account invests more of its assets in one underlying fund than another, the Series Account will have greater exposure to the risks of the underlying fund.

Security Transactions and Investment Income

Transactions are recorded on the trade date. Realized gains and losses on sales of investments are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date and the amounts distributed to the Investment Division for its share of dividends are reinvested in additional full and fractional shares of the related mutual funds.

Contracts in the Payout Phase

Net assets of each Investment Division allocated to contracts in the payout phase are computed according to the 2000 Individual Annuitant Mortality Table. The assumed investment return is 5 percent. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the series annuity account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company. Any adjustments to these amounts are reflected in Adjustments to net assets allocated to contracts in payout phase on the Statement of Changes in Net Assets of the applicable Investment Divisions.

Federal Income Taxes

The operations of each of the Investment Divisions of the Series Account are included in the federal income tax return of the Company, which is taxed as a life insurance company under the provisions of the Internal Revenue Code (IRC). The Company is included in the consolidated federal tax return of Great-West Lifeco U.S. Inc. Under the current provisions of the IRC, the Company does not expect to incur federal income taxes on the earnings of each of the Investment Divisions of the Series Account to the extent the earnings are credited under the contracts. Based on this, no charge is being made currently to the Series Account for federal income taxes. The Company will periodically review the status of the federal income tax policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the contracts.

Purchase Payments Received

Purchase payments received from contract owners by the Company are credited as accumulation units, and are reported as Contract Transactions on the Statement of Changes in Net Assets of the applicable Investment Divisions.

Net Transfers

Net transfers include transfers between Investment Divisions of the Series Account as well as transfers between other investment options of the Company, not included in the Series Account.

Application of Recent Accounting Pronouncements

In May 2015, the FASB issued ASU No. 2015-07, Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent) (“ASU No. 2015-07”). The update required assets using net asset value (“NAV”) as a practical expedient to be excluded from the fair value hierarchy table. The update is effective for interim and annual periods beginning after December 15, 2016. The Series Account adopted ASU No. 2015-07 for its fiscal year beginning January 1, 2016. The adoption of this ASU did not have a material effect on the Series Account’s financial position or results of operations.

2.	PURCHASES AND SALES OF INVESTMENTS

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2016 were as follows:

Investment Division	Purchases	Sales
Alger Capital Appreciation Portfolio	$28,043	$320,124
Alger Large Cap Growth Portfolio	30,445	233,986
Alger Mid Cap Growth Portfolio	21,836	268,952
Alger Small Cap Growth Portfolio	100,873	144,338
Alger SMid Cap Growth Portfolio	248,203	76,280
ALPS Alerian Energy Infrastructure Portfolio	307,089	2,301
ALPS Red Rocks Listed Private Equity Portfolio	289,474	28,960
American Century Investments VP Inflation Protection Fund	224,012	101,860
American Century Investments VP Mid Cap Value Fund	1,093,331	293,565
American Century Investments VP Value Fund	1,285,614	84,958
American Funds IS International Fund	463,063	32,564
American Funds IS New World Fund	352,219	2,137
Blackrock Global Allocation VI Fund	1,701,290	120,365
Blackrock High Yield VI Fund	1,413,024	175,722
Clearbridge Variable Small Cap Growth Portfolio	392,630	58,253
Columbia Variable Portfolio - Select Smaller-Cap Value Fund	32,902	164,684
Columbia Variable Portfolio - Seligman Global Technology Fund Class 1	1,356,817	760,582
Columbia Variable Portfolio - Seligman Global Technology Fund Class 2	47,814	68,707
Columbia Variable Portfolio - Small Cap Value Fund	14,390	68,869
Delaware VIP Emerging Markets Series	1,019,393	544,853
Delaware VIP International Value Equity Series	77,982	52,404
Delaware VIP REIT Series	716,668	137,550
Delaware VIP Small Cap Value Series	626,065	114,666
Deutsche Capital Growth VIP	2,224,769	632,957
Deutsche Global Small Cap VIP	6,707	18,766
Deutsche Large Cap Value VIP	13,846	122,718
Deutsche Small Mid Cap Value VIP	22,422	1,195
Dreyfus IP Technology Growth Portfolio	105,636	173,324
Dreyfus Socially Responsible Growth Fund, Inc	35,522	27,817
Dreyfus VIF Appreciation Portfolio - Initial Shares	93,837	88,684
Dreyfus VIF Appreciation Portfolio - Service Shares	106,906	105,209
Dreyfus VIF Growth and Income Portfolio	50,522	84,224
Dreyfus VIF International Value Portfolio	740	3,199
Eaton Vance VT Floating-Rate Income Fund	660,023	73,133
Fidelity VIP Asset Manager Portfolio	82,546	216,866
Fidelity VIP Contrafund Portfolio	111,043	304,663
Fidelity VIP Government Money Market Portfolio	217,853	383,736
Fidelity VIP Growth Opportunities Portfolio	7,819	50,968
Fidelity VIP Growth Portfolio	211,325	234,194
Fidelity VIP High Income Portfolio	16,663	80,261
Fidelity VIP Index 500 Portfolio	64,408	238,635

Investment Division	Purchases	Sales
Fidelity VIP Investment Grade Bond Portfolio	$119,898	$159,092
Fidelity VIP Overseas Portfolio	4,159	144,905
Franklin Income VIP Fund	1,687,290	87,052
Goldman Sachs VIT Large Cap Value Fund	6,167	56,757
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio	14,984	192
Goldman Sachs VIT Strategic Growth Fund	565	53,098
Goldman Sachs VIT Strategic Income Fund	11,374	62
Goldman Sachs VIT US Equity Insights Fund Institutional Class	5,569	19,316
Goldman Sachs VIT US Equity Insights Fund Service Class	178,849	321
Great-West Aggressive Profile I Fund	439,920	57,842
Great-West Ariel Mid Cap Value Fund	147,222	119,452
Great-West Bond Index Fund	3,512,848	1,083,568
Great-West Conservative Profile I Fund	4,161,387	803,412
Great-West Federated Bond Fund	225,534	98,279
Great-West Goldman Sachs Mid Cap Value Fund	671,780	20,018
Great-West Government Money Market Fund	41,306,701	33,067,049
Great-West International Index Fund	1,439,084	346,843
Great-West Invesco Small Cap Value Fund	172,920	21,878
Great-West Lifetime 2015 Fund	761,144	200,302
Great-West Lifetime 2015 Fund II	404,791	455,387
Great-West Lifetime 2020 Fund	196,571	84
Great-West Lifetime 2025 Fund	2,571,641	239,193
Great-West Lifetime 2025 Fund II	218,116	2,065,050
Great-West Lifetime 2030 Fund	77,199	417
Great-West Lifetime 2035 Fund	1,414,737	3,874
Great-West Lifetime 2035 Fund II	220,460	1,206,055
Great-West Lifetime 2040 Fund	81,428	95
Great-West Lifetime 2045 Fund	216,985	13,933
Great-West Lifetime 2045 Fund II	15,284	70,856
Great-West Lifetime 2050 Fund	55,638	244
Great-West Lifetime 2055 Fund	414,432	45,845
Great-West Lifetime 2055 Fund II	15,252	377,601
Great-West Loomis Sayles Bond Fund	1,009,493	582,946
Great-West Loomis Sayles Small Cap Value Fund	507,364	25,377
Great-West MFS International Growth Fund	48,226	96,964
Great-West MFS International Value Fund	624,108	321,878
Great-West Moderate Profile I Fund	30,562,849	1,122,016
Great-West Moderately Aggressive Profile I Fund	4,022,489	429,789
Great-West Moderately Conservative Profile I Fund	5,276,721	544,164
Great-West Multi-Manager Large Cap Growth Fund	112,511	32,006
Great-West Multi-Manager Small Cap Growth Fund	36,348	28,079
Great-West Putnam Equity Income Fund	280,139	33,584
Great-West Putnam High Yield Bond Fund	781,900	307,002
Great-West Real Estate Index Fund	1,942,194	614,883
Great-West S&P 500® Index Fund	9,519,782	2,413,448
Great-West S&P Mid Cap 400® Index Fund	3,305,017	527,162
Great-West S&P Small Cap 600® Index Fund	4,898,793	362,019
Great-West SecureFoundation® Balanced Fund	90,158,520	2,152,596
Great-West Short Duration Bond Fund	1,658,320	918,917
Great-West Stock Index Fund	1,063,321	547,776

Investment Division	Purchases	Sales
Great-West T. Rowe Price Mid Cap Growth Fund	$1,466,914	$445,392
Great-West Templeton Global Bond Fund	1,053,355	515,178
Great-West U.S. Government Mortgage Securities Fund	354,541	233,808
Invesco V.I. Core Equity Fund	48,138	32,241
Invesco V.I. Global Real Estate Fund	240,123	80,989
Invesco V.I. Growth & Income Fund	1,191,503	447,878
Invesco V.I. International Growth Fund	312,367	92,031
Invesco V.I. Small Cap Equity Fund	141,966	42,625
Ivy VIP Energy Fund	526,296	92,618
Janus Aspen Balanced Portfolio	2,888,980	898,532
Janus Aspen Enterprise Portfolio	1,624,226	321,937
Janus Aspen Flexible Bond Portfolio	1,275,343	149,933
Janus Aspen Overseas Portfolio Institutional Shares	11,737	8,047
Janus Aspen Overseas Portfolio Service Shares	15,698	26,072
Janus Aspen Perkins Mid Cap Value Portfolio	49,966	29,751
JPMorgan Insurance Trust Intrepid Mid Cap Portfolio	83,461	5,407
Lazard Retirement US Small-Mid Cap Equity Portfolio	-	1,957
Lord Abbett Series Developing Growth Portfolio	164,560	133,217
MFS VIT II Blended Research Core Equity Portfolio	74,467	244
MFS VIT II Technology Portfolio	444,036	59,286
Neuberger Berman AMT Socially Responsive Portfolio	71,099	29,043
NVIT Developing Markets Fund	3,061	164,996
NVIT Emerging Markets Fund	145,432	19,902
Oppenheimer Main Street Small Cap Fund/VA	232,722	39,950
PIMCO VIT Commodity RealReturn Strategy Portfolio	221,547	56,863
PIMCO VIT Long Term US Government Portfolio	337,619	136,185
PIMCO VIT Low Duration Portfolio	469,337	54,053
PIMCO VIT Real Return Portfolio	460,146	46,125
PIMCO VIT Short Term Portfolio	811,449	335,490
PIMCO VIT Total Return Portfolio	2,481,368	787,334
Putnam VT Absolute Return 500 Fund	648,496	30,743
Putnam VT American Government Income Fund	128,790	32,858
Putnam VT Capital Opportunities Fund	138,200	41,484
Putnam VT Global Asset Allocation Fund	361,853	5,655
Putnam VT Global Equity Fund	294,654	19,507
Putnam VT Growth and Income Fund	491,778	5,480
Putnam VT Growth Opportunities Fund	568,621	35,511
Putnam VT Income Fund	187,742	944
Putnam VT International Equity Fund	54,575	175
Putnam VT International Growth Fund	47,363	42,781
Putnam VT International Value Fund	45,681	45,096
Putnam VT Investors Fund	23,006	57
Putnam VT Research Fund	2,350	154
Putnam VT Small Cap Value Fund	98,722	14,363
Putnam VT Voyager Fund	75,356	285,117
T. Rowe Price Blue Chip Growth Portfolio	4,122,550	1,107,029
T. Rowe Price Health Sciences Portfolio	640,649	548,701
Universal Institutional Funds Mid Cap Growth Portfolio	927	21,795
Van Eck VIP Emerging Markets Fund	18,574	21,583
Van Eck VIP Global Hard Assets Fund Class S	739,547	410,927
Van Eck VIP Global Hard Assets Fund Initial Class	24,080	13,074

3.	EXPENSES AND RELATED PARTY TRANSACTIONS

Contract Maintenance Charges

The Company deducts from each participant account in the Varifund contract, an annual maintenance charge of $30 on accounts under $75,000, which is made directly to contract owner accounts through the redemption of units, for each contract. The maintenance charge, which is recorded as Contract charges in the accompanying Statement of Changes in Net Assets of the applicable Investment Divisions, is waived on certain contracts.

Deductions for Premium Taxes

The Company may deduct from each contribution any applicable premium tax, which currently ranges from 0% to 3.5%. This charge is netted with Purchase payments received on the Statement of Changes in Net Assets of the applicable Investment Divisions.

Charges Incurred for Surrenders

The Company deducts from each participant’s account in the Varifund contract, a maximum fee of 6%, in the Varifund Plus contract, a maximum fee of 8% and in the SmartTrack II and SmartTrack II-5 Year contract, a maximum fee of 7% of an amount withdrawn that is deemed to be premium in excess of the free withdrawal amount. This charge is recorded as Transfers for contract benefits and terminations on the Statement of Changes in Net Assets of the applicable Investment Divisions.

Transfer Fees

The Company charges $25 in the Varifund and Varifund Plus contracts and $15 in the SmartTrack II-5 Year contract for each transfer between Investment Divisions in excess of 12 transfers in any calendar year. This charge is recorded as Transfers for contract benefits and terminations on the Statement of Changes in Net Assets of the applicable Investment Divisions and may be waived under certain circumstances.

Deductions for Assumption of Mortality and Expense Risks

The Company assumes mortality and expense risks related to the operations of the Series Account. It deducts a daily charge from the unit value of each Investment Division of the Varifund/Varifund Plus contracts equal to an effective annual rate of 1.25% to 1.40%, depending on the contract; a daily charge from the unit value of each Investment Division of the SmartTrack II-5 Year contract equal to an effective annual rate of 1.20%; a daily charge from the unit value of each Investment Division of the SmartTrack contract equal to an effective annual rate of 0.25% or 0.45% and a daily charge from the unit value of each Investment Division of the SmartTrack II contract equal to an effective annual rate of 1.00% or 1.20%, depending on if the death benefit option is chosen. In addition, an effective annual rate of 0.15% of each Investment Division is deducted as daily administration fees for Varifund/Varifund Plus contracts. These charges are recorded as Mortality and expense risk and Administrative charges, respectively, on the Statement of Operations of the applicable Investment Divisions.

Optional GLWB Rider Benefit Fee

The Company deducts a quarterly charge equal to a maximum annual rate of 1.50% from the covered fund value in SmartTrack and SmartTrack II annuity contracts and a quarterly charge equal to a maximum annual rate to 2.25% from the covered value in SmartTrack II-5 Year contract for the guaranteed lifetime withdrawal benefit rider if this option is chosen. Currently, this charge is 1.00% for SmartTrack contracts; 0.65% to 0.90% for SmartTrack II contracts, depending on the type of rider selected; and 0.65% to 1.30% for SmartTrack II-5 Year contracts, depending on the type of rider selected. This charge is recorded as Contract charges on the Statement of Changes in Net Assets of the applicable Investment Division, if applicable.

Related Party Transactions

Great-West Funds, Inc., funds of which are underlying certain Investment Divisions, is a registered investment company affiliated with the Company. Great-West Capital Management, LLC (GWCM), a wholly owned subsidiary of the Company, serves as investment adviser to Great-West Funds, Inc. Fees are assessed against the average daily net assets of the portfolios of Great-West Funds, Inc. to compensate GWCM for investment advisory services.

4.	FINANCIAL HIGHLIGHTS

For each Investment Division, the accumulation units outstanding, net assets, investment income ratio, the range of lowest to highest expense ratio (excluding expenses of the underlying funds), total return and accumulation unit fair values for each year or period ended December 31 are included on the following pages. As the unit fair value for the Investment Divisions of the Series Account is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some unit values shown on the Statement of Assets and Liabilities which are calculated on an aggregated basis, may not be within the ranges presented. The unit values in the Financial Highlights are calculated based on the net assets and accumulation units outstanding as of December 31 of each year presented and may differ from the unit value reflected on the Statement of Assets and Liabilities due to rounding.

The Expense Ratios represent the annualized contract expenses of the respective Investment Divisions of the Series Account, consisting of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

The Total Return amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These returns do not include any expenses assessed through the redemption of units. Investment Divisions with a date notation indicate the effective date that the investment option was available in the Series Account. The total returns are calculated for each period indicated or from the effective date through the end of the reporting period and are not annualized for periods less than one year. As the total returns for the Investment Divisions of the Series Account are presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

The Investment Income Ratio represents the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying mutual fund divided by average net assets during the period. It is not annualized for periods less than one year. The ratio excludes those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Investment Division is affected by the timing of the declaration of dividends by the underlying fund in which the Investment Division invests.

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

FINANCIAL HIGHLIGHTS	At December 31					For the year or period ended December 31
INVESTMENT DIVISIONS	Units (000s)	Unit Fair Value			Net Assets (000s)	Investment Income Ratio	Expense Ratio lowest to highest			Total Return
		(a)		(b)						(a)		(b)
ALGER CAPITAL APPRECIATION PORTFOLIO
2016	16	$98.18	to	$101.47	$1,613	0.18%	1.25%	to	1.40%	(0.89) %	to	(0.74) %
2015	19	$99.06	to	$102.23	$1,919	0.08%	1.25%	to	1.40%	4.71%	to	4.87%
2014	24	$94.60	to	$97.48	$2,228	0.09%	1.25%	to	1.40%	12.17%	to	12.34%
2013	27	$84.34	to	$86.77	$2,262	0.35%	1.25%	to	1.40%	33.32%	to	33.51%
2012	32	$63.26	to	$64.99	$2,012	1.02%	1.25%	to	1.40%	16.65%	to	16.83%
ALGER LARGE CAP GROWTH PORTFOLIO
2016	10	$95.86	to	$104.17	$1,005	0.00%	1.25%	to	1.55%	(2.35) %	to	(2.06) %
2015	12	$98.17	to	$106.36	$1,229	0.00%	1.25%	to	1.55%	0.15%	to	0.45%
2014	15	$98.02	to	$105.88	$1,480	0.16%	1.25%	to	1.55%	9.28%	to	9.61%
2013	16	$89.70	to	$96.60	$1,458	0.77%	1.25%	to	1.55%	33.01%	to	33.41%
2012	20	$67.44	to	$72.41	$1,387	1.16%	1.25%	to	1.55%	8.16%	to	8.50%
ALGER MID CAP GROWTH PORTFOLIO
2016	32	$70.22	to	$72.76	$2,307	0.00%	1.25%	to	1.40%	(0.43) %	to	(0.28) %
2015	36	$70.52	to	$72.96	$2,543	0.00%	1.25%	to	1.40%	(2.93) %	to	(2.79) %
2014	37	$72.65	to	$75.06	$2,720	0.00%	1.25%	to	1.40%	6.51%	to	6.68%
2013	42	$68.21	to	$70.36	$2,865	0.33%	1.25%	to	1.40%	33.96%	to	34.15%
2012	45	$50.92	to	$52.45	$2,297	0.00%	1.25%	to	1.40%	14.58%	to	14.77%
ALGER SMALL CAP GROWTH PORTFOLIO
2016	25	$86.69	to	$15.29	$491	0.00%	0.25%	to	1.40%	4.77%	to	5.97%
2015	31	$82.75	to	$14.43	$579	0.00%	0.25%	to	1.40%	(4.66) %	to	(3.56) %
2014	21	$86.80	to	$14.96	$515	0.00%	0.25%	to	1.40%	(0.96) %	to	4.91%
2013	89	$87.64	to	$14.93	$1,569	0.00%	0.25%	to	1.40%	32.41%	to	33.90%
2012	4	$66.19	to	$68.64	$258	0.00%	1.25%	to	1.40%	10.93%	to	11.09%
ALGER SMID CAP GROWTH PORTFOLIO
(Effective date 05/16/2014)
2016	11	$9.23	to	$11.19	$118	0.00%	0.25%	to	1.20%	2.79%	to	3.77%
2015	15	$8.98	to	$10.78	$152	0.00%	0.25%	to	1.20%	(10.18) %	to	(0.65) %
ALPS ALERIAN ENERGY INFRASTRUCTURE PORTFOLIO
(Effective date 04/22/2016)
2016	26	$12.15	to	$12.23	$313	4.17%	0.25%	to	1.20%	21.50%	to	22.30%
ALPS RED ROCKS LISTED PRIVATE EQUITY PORTFOLIO
(Effective date 12/31/2014)
2016	33	$9.66	to	$10.00	$323	1.27%	0.25%	to	1.20%	6.68%	to	7.70%
2015	5	$9.05	to	$9.28	$46	0.09%	0.25%	to	1.20%	(9.47) %	to	(7.16) %
AMERICAN CENTURY INVESTMENTS VP INFLATION PROTECTION FUND
(Effective date 01/09/2012)
2016	24	$9.92	to	$10.14	$245	1.67%	0.25%	to	1.20%	3.14%	to	4.13%
2015	13	$9.62	to	$9.74	$123	1.90%	0.25%	to	1.20%	(3.63) %	to	(2.71) %
2014	11	$9.98	to	$10.01	$110	1.66%	0.25%	to	1.20%	2.04%	to	3.09%
2013	6	$9.67	to	$9.71	$54	1.97%	0.25%	to	0.45%	(8.95) %	to	(8.74) %
2012	2	$10.62	to	$10.64	$26	0.69%	0.25%	to	0.45%	6.20%	to	6.40%
AMERICAN CENTURY INVESTMENTS VP MID CAP VALUE FUND
(Effective date 01/09/2012)
2016	107	$11.69	to	$20.61	$1,740	1.71%	0.25%	to	1.20%	21.25%	to	22.41%
2015	50	$9.64	to	$16.84	$771	1.50%	0.25%	to	1.20%	(3.59) %	to	(1.82) %
2014	32	$17.05	to	$17.15	$542	1.02%	0.25%	to	0.45%	15.67%	to	15.96%
2013	26	$14.74	to	$14.79	$379	1.17%	0.25%	to	0.45%	29.41%	to	29.51%
AMERICAN CENTURY INVESTMENTS VP VALUE FUND
(Effective date 05/01/2015)
2016	120	$11.14	to	$11.32	$1,349	1.89%	0.25%	to	1.20%	18.85%	to	19.98%
2015	7	$9.37	to	$9.39	$62	0.93%	1.00%	to	1.20%	(6.26) %	to	(6.13) %

(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

FINANCIAL HIGHLIGHTS	At December 31						For the year or period ended December 31
INVESTMENT DIVISIONS	Units (000s)		Unit Fair Value			Net Assets (000s)	Investment Income Ratio	Expense Ratio lowest to highest			Total Return
			(a)		(b)						(a)		(b)
AMERICAN FUNDS IS INTERNATIONAL FUND
(Effective date 05/01/2015)
2016	60		$9.02	to	$8.99	$538	1.88%	0.25%	to	1.20%	1.99%	to	2.97%
2015	14		$8.85	to	$8.69	$125	1.55%	1.00%	to	1.20%	(11.52) %	to	(13.12) %
AMERICAN FUNDS IS NEW WORLD FUND
(Effective date 04/22/2016)
2016	34		$10.20	to	$10.27	$343	0.91%	0.25%	to	1.20%	2.00%	to	2.66%
BLACKROCK GLOBAL ALLOCATION VI FUND
(Effective date 05/16/2014)
2016	260		$9.72	to	$10.31	$2,598	1.90%	0.25%	to	1.20%	2.56%	to	3.54%
2015	100		$9.48	to	$9.96	$979	1.30%	0.25%	to	1.20%	(5.23) %	to	(1.25) %
2014	16		$10.03	to	$10.09	$162	2.11%	0.25%	to	1.20%	0.27%	to	0.87%
BLACKROCK HIGH YIELD VI FUND
(Effective date 05/16/2014)
2016	152		$10.38	to	$10.65	$1,594	5.21%	0.25%	to	1.20%	11.48%	to	12.54%
2015	34		$9.31	to	$9.46	$318	4.13%	0.25%	to	1.20%	(6.89) %	to	(4.06) %
2014	15		$9.81	to	$9.86	$150	2.57%	0.25%	to	1.00%	(1.85) %	to	(1.39) %
CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO
(Effective date 05/01/2015)
2016	39		$9.71	to	$10.10	$387	0.00%	0.25%	to	1.20%	4.27%	to	5.28%
2015	6		$9.31	to	$9.60	$53	0.00%	0.25%	to	1.20%	(6.89) %	to	(4.05) %
COLUMBIA VARIABLE PORTFOLIO - SELECT SMALLER-CAP VALUE FUND
(Effective date 03/11/2011)
2016	34		$16.39	to	$16.53	$559	0.00%	1.25%	to	1.40%	12.08%	to	12.25%
2015	42		$14.62	to	$14.73	$621	0.00%	1.25%	to	1.40%	(4.65) %	to	(4.51) %
2014	43		$15.34	to	$15.34	$666	0.00%	1.40%	to	1.40%	4.35%	to	4.35%
2013	63		$14.70	to	$14.76	$931	0.00%	1.25%	to	1.40%	46.12%	to	46.28%
2012	75		$10.06	to	$10.09	$759	0.00%	1.25%	to	1.40%	16.03%	to	16.24%
COLUMBIA VARIABLE PORTFOLIO - SELIGMAN GLOBAL TECHNOLOGY FUND - CLASS 1
(Effective date 03/11/2011)
2016	205		$19.16	to	$19.33	$3,934	0.00%	1.25%	to	1.40%	17.73%	to	17.91%
2015	241		$16.27	to	$16.39	$3,919	0.00%	1.25%	to	1.40%	8.54%	to	8.70%
2014	268		$14.99	to	$15.08	$4,020	0.00%	1.25%	to	1.40%	23.68%	to	23.91%
2013	319		$12.12	to	$12.17	$3,872	0.00%	1.25%	to	1.40%	24.05%	to	24.18%
2012	368		$9.77	to	$9.80	$3,598	0.00%	1.25%	to	1.40%	5.74%	to	5.95%
COLUMBIA VARIABLE PORTFOLIO - SELIGMAN GLOBAL TECHNOLOGY FUND - CLASS 2
2016	2		$41.75	to	$42.81	$78	0.00%	1.25%	to	1.40%	17.36%	to	17.54%
2015	3		$35.57	to	$36.42	$107	0.00%	1.25%	to	1.40%	8.29%	to	8.45%
2014	1		$32.85	to	$33.59	$46	0.00%	1.25%	to	1.40%	23.36%	to	23.58%
2013	1		$26.63	to	$26.63	$23	0.00%	1.40%	to	1.40%	23.75%	to	23.75%
2012	1		$21.52	to	$21.52	$20	0.00%	1.40%	to	1.40%	5.54%	to	5.54%
COLUMBIA VARIABLE PORTFOLIO - SMALL CAP VALUE FUND
(Effective date 01/09/2012)
2016	9		$13.00	to	$18.54	$162	0.33%	0.25%	to	1.00%	31.42%	to	32.41%
2015	13		$9.90	to	$14.00	$187	0.57%	0.25%	to	1.00%	(7.25) %	to	(6.55) %
2014	14		$14.90	to	$14.98	$202	0.62%	0.25%	to	0.45%	2.62%	to	2.74%
2013	0	*	$14.58	to	$14.58	$2	5.16%	0.25%	to	0.25%	33.76%	to	33.76%

(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

FINANCIAL HIGHLIGHTS	At December 31						For the year or period ended December 31
INVESTMENT DIVISIONS	Units (000s)		Unit Fair Value			Net Assets (000s)	Investment Income Ratio	Expense Ratio lowest to highest			Total Return
			(a)		(b)						(a)		(b)
DELAWARE VIP EMERGING MARKETS SERIES
(Effective date 01/09/2012)
2016	109		$8.31	to	$10.83	$1,139	0.85%	0.25%	to	1.20%	12.32%	to	13.40%
2015	66		$7.39	to	$9.55	$617	0.57%	0.25%	to	1.20%	(15.79) %	to	(14.99) %
2014	51		$8.80	to	$11.23	$563	0.35%	0.25%	to	1.00%	(9.18) %	to	(8.48) %
2013	19		$12.22	to	$12.27	$236	0.72%	0.25%	to	0.45%	9.30%	to	9.55%
2012	0	*	$11.18	to	$11.18	$5	0.00%	0.45%	to	0.45%	11.80%	to	11.80%
DELAWARE VIP INTERNATIONAL VALUE EQUITY SERIES
(Effective date 04/22/2016)
2016	2		$10.22	to	$10.22	$25	0.00%	1.20%	to	1.20%	2.22%	to	2.22%
DELAWARE VIP REIT SERIES
(Effective date 01/09/2012)
2016	57		$10.84	to	$16.67	$817	0.55%	0.25%	to	1.20%	4.35%	to	5.35%
2015	16		$10.38	to	$15.82	$234	0.87%	0.25%	to	1.20%	3.84%	to	3.26%
2014	11		$12.15	to	$15.32	$157	1.43%	0.25%	to	1.00%	27.89%	to	28.85%
2013	12		$11.85	to	$11.89	$143	0.68%	0.25%	to	0.45%	1.46%	to	1.62%
2012	2		$11.68	to	$11.70	$22	0.00%	0.25%	to	0.45%	16.80%	to	17.00%
DELAWARE VIP SMALL CAP VALUE SERIES
(Effective date 01/09/2012)
2016	57		$11.90	to	$18.95	$899	0.61%	0.25%	to	1.20%	29.52%	to	30.76%
2015	21		$10.15	to	$14.49	$301	0.47%	0.25%	to	1.00%	(7.39) %	to	(6.70) %
2014	25		$10.96	to	$15.53	$381	0.30%	0.25%	to	1.00%	4.58%	to	5.36%
2013	11		$14.68	to	$14.74	$163	0.39%	0.25%	to	0.45%	32.49%	to	32.79%
2012	1		$11.10	to	$11.10	$7	0.00%	0.25%	to	0.25%	11.00%	to	11.00%
DEUTSCHE CAPITAL GROWTH VIP
(Effective date 01/09/2012)
2016	131		$10.02	to	$19.05	$2,345	0.30%	0.25%	to	1.20%	2.76%	to	3.74%
2015	39		$12.77	to	$18.36	$697	0.34%	0.25%	to	1.20%	7.04%	to	8.06%
2014	23		$11.93	to	$16.99	$377	0.24%	0.25%	to	1.20%	11.29%	to	12.37%
2013	4		$15.06	to	$15.12	$59	0.30%	0.25%	to	0.45%	33.63%	to	33.81%
2012	1		$11.30	to	$11.30	$12	0.00%	0.25%	to	0.25%	13.00%	to	13.00%
DEUTSCHE GLOBAL SMALL CAP VIP
(Effective date 01/09/2012)
2016	2		$9.26	to	$14.75	$22	0.12%	0.25%	to	1.20%	0.12%	to	1.08%
2015	3		$9.85	to	$14.59	$37	0.62%	0.25%	to	1.00%	(0.15) %	to	0.61%
2014	3		$9.86	to	$14.50	$38	0.71%	0.25%	to	1.00%	(5.28) %	to	(4.61) %
2013	2		$15.20	to	$15.20	$27	0.40%	0.25%	to	0.25%	35.35%	to	35.35%
DEUTSCHE LARGE CAP VALUE VIP
(Effective date 01/09/2012)
2016	10		$9.95	to	$13.61	$128	0.88%	0.25%	to	1.20%	(5.76) %	to	(4.87) %
2015	19		$10.55	to	$14.31	$266	1.19%	0.25%	to	1.20%	(8.27) %	to	(7.39) %
2014	41		$11.53	to	$15.45	$623	0.86%	0.25%	to	1.00%	9.29%	to	10.12%
2013	13		$14.03	to	$14.03	$178	0.45%	0.25%	to	0.25%	30.15%	to	30.15%
2012	1		$10.78	to	$10.78	$13	0.00%	0.25%	to	0.25%	7.80%	to	7.80%
DEUTSCHE SMALL MID CAP VALUE VIP
(Effective date 01/09/2012)
2016	14		$12.48	to	$17.57	$238	0.23%	0.25%	to	1.00%	15.31%	to	16.18%
2015	14		$10.82	to	$15.13	$206	0.00%	0.25%	to	1.00%	(3.19) %	to	(2.46) %
2014	14		$15.42	to	$15.51	$218	0.32%	0.25%	to	0.45%	4.68%	to	4.87%
2013	7		$14.73	to	$14.79	$99	0.20%	0.25%	to	0.45%	34.03%	to	34.33%
2012	0	*	$10.99	to	$10.99	$3	0.00%	0.45%	to	0.45%	9.90%	to	9.90%

(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

FINANCIAL HIGHLIGHTS	At December 31					For the year or period ended December 31
INVESTMENT DIVISIONS	Units (000s)	Unit Fair Value			Net Assets (000s)	Investment Income Ratio	Expense Ratio lowest to highest			Total Return
		(a)		(b)						(a)		(b)
DREYFUS IP TECHNOLOGY GROWTH PORTFOLIO
(Effective date 01/09/2012)
2016	24	$10.20	to	$17.43	$386	0.00%	0.25%	to	1.20%	3.15%	to	4.12%
2015	30	$11.58	to	$16.74	$458	0.00%	0.25%	to	1.20%	4.65%	to	5.65%
2014	16	$11.09	to	$15.84	$240	0.00%	0.25%	to	1.00%	5.52%	to	6.31%
2013	5	$14.90	to	$14.90	$68	0.00%	0.25%	to	0.25%	32.21%	to	32.21%
DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC
2016	6	$51.38	to	$53.21	$325	1.30%	1.25%	to	1.40%	8.85%	to	9.01%
2015	7	$47.20	to	$48.81	$321	1.06%	1.25%	to	1.40%	(4.54) %	to	(4.40) %
2014	8	$49.45	to	$51.05	$388	1.12%	1.25%	to	1.40%	11.88%	to	12.03%
2013	9	$44.20	to	$45.57	$419	1.28%	1.25%	to	1.40%	32.49%	to	32.70%
2012	11	$33.36	to	$34.34	$356	0.78%	1.25%	to	1.40%	10.39%	to	10.56%
DREYFUS VIF APPRECIATION PORTFOLIO - INITIAL SHARES
2016	4	$63.11	to	$65.59	$246	1.63%	1.25%	to	1.40%	6.41%	to	6.56%
2015	4	$59.31	to	$61.55	$265	1.66%	1.25%	to	1.40%	(3.83) %	to	(3.68) %
2014	6	$61.66	to	$63.90	$345	1.78%	1.25%	to	1.40%	6.59%	to	6.75%
2013	7	$57.85	to	$59.86	$380	1.94%	1.25%	to	1.40%	19.43%	to	19.60%
2012	7	$48.44	to	$50.05	$362	3.64%	1.25%	to	1.40%	8.88%	to	9.07%
DREYFUS VIF APPRECIATION PORTFOLIO - SERVICE SHARES
(Effective date 01/09/2012)
2016	32	$11.45	to	$14.73	$414	1.37%	0.25%	to	1.20%	6.35%	to	7.36%
2015	36	$10.77	to	$13.72	$452	1.44%	0.25%	to	1.20%	(3.87) %	to	(2.96) %
2014	23	$14.05	to	$14.14	$318	1.65%	0.25%	to	0.45%	7.33%	to	7.61%
2013	12	$13.09	to	$13.14	$153	1.71%	0.25%	to	0.45%	20.31%	to	20.44%
2012	1	$10.91	to	$10.91	$13	0.52%	0.25%	to	0.25%	9.10%	to	9.10%
DREYFUS VIF GROWTH AND INCOME PORTFOLIO
2016	6	$53.80	to	$55.66	$339	1.20%	1.25%	to	1.40%	8.51%	to	8.67%
2015	8	$49.59	to	$51.23	$387	0.84%	1.25%	to	1.40%	0.17%	to	0.31%
2014	9	$49.50	to	$51.07	$437	0.78%	1.25%	to	1.40%	8.55%	to	8.71%
2013	9	$45.60	to	$46.98	$431	0.90%	1.25%	to	1.40%	34.87%	to	35.08%
2012	11	$33.81	to	$34.78	$378	1.44%	1.25%	to	1.40%	16.43%	to	16.63%
DREYFUS VIF INTERNATIONAL VALUE PORTFOLIO
(Effective date 01/09/2012)
2016	4	$11.65	to	$11.76	$44	1.65%	0.25%	to	0.45%	(2.03) %	to	(1.83) %
2015	4	$11.89	to	$11.98	$48	2.42%	0.25%	to	0.45%	(3.41) %	to	(3.21) %
2014	5	$12.31	to	$12.38	$68	1.61%	0.25%	to	0.45%	(9.95) %	to	(9.83) %
2013	5	$13.67	to	$13.73	$63	1.14%	0.25%	to	0.45%	22.16%	to	22.48%
EATON VANCE VT FLOATING-RATE INCOME FUND
(Effective date 05/02/2016)
2016	57	$10.43	to	$10.50	$594	1.51%	0.25%	to	1.20%	4.34%	to	4.99%
FIDELITY VIP ASSET MANAGER PORTFOLIO
2016	28	$46.48	to	$48.43	$1,314	1.40%	1.25%	to	1.40%	1.64%	to	1.80%
2015	32	$45.73	to	$47.58	$1,488	1.54%	1.25%	to	1.40%	(1.25) %	to	(1.10) %
2014	35	$46.31	to	$48.11	$1,664	1.51%	1.25%	to	1.40%	4.37%	to	4.52%
2013	36	$44.37	to	$46.03	$1,637	1.53%	1.25%	to	1.40%	14.09%	to	14.28%
2012	43	$38.89	to	$40.28	$1,710	1.52%	1.25%	to	1.40%	10.92%	to	11.09%
FIDELITY VIP CONTRAFUND PORTFOLIO
2016	15	$69.99	to	$72.34	$1,076	0.72%	1.25%	to	1.40%	6.51%	to	6.67%
2015	19	$65.72	to	$67.82	$1,288	1.03%	1.25%	to	1.40%	(0.73) %	to	(0.58) %
2014	23	$66.20	to	$68.21	$1,535	0.96%	1.25%	to	1.40%	10.39%	to	10.55%
2013	25	$59.97	to	$61.70	$1,529	1.05%	1.25%	to	1.40%	29.47%	to	29.65%
2012	28	$46.32	to	$47.59	$1,326	1.34%	1.25%	to	1.40%	14.80%	to	14.98%

(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

FINANCIAL HIGHLIGHTS	At December 31					For the year or period ended December 31
INVESTMENT DIVISIONS	Units (000s)	Unit Fair Value			Net Assets (000s)	Investment Income Ratio	Expense Ratio lowest to highest			Total Return
		(a)		(b)						(a)		(b)
FIDELITY VIP GOVERNMENT MONEY MARKET PORTFOLIO
2016	36	$14.61	to	$15.07	$537	0.20%	1.25%	to	1.40%	(1.18) %	to	(1.04) %
2015	47	$14.78	to	$15.23	$702	0.03%	1.25%	to	1.40%	(1.37) %	to	(1.22) %
2014	50	$14.99	to	$15.41	$755	0.01%	1.25%	to	1.40%	(1.38) %	to	(1.28) %
2013	50	$15.20	to	$15.61	$761	0.03%	1.25%	to	1.40%	(1.36) %	to	(1.20) %
2012	69	$15.41	to	$15.80	$1,074	0.14%	1.25%	to	1.40%	(1.22) %	to	(1.06) %
FIDELITY VIP GROWTH OPPORTUNITIES PORTFOLIO
2016	8	$34.57	to	$35.73	$294	0.31%	1.25%	to	1.40%	(1.06) %	to	(0.91) %
2015	10	$34.94	to	$36.06	$346	0.18%	1.25%	to	1.40%	4.14%	to	4.30%
2014	10	$33.55	to	$34.57	$343	0.21%	1.25%	to	1.40%	10.65%	to	10.80%
2013	11	$30.32	to	$31.20	$325	0.41%	1.25%	to	1.40%	35.96%	to	36.19%
2012	5	$22.30	to	$22.91	$121	0.60%	1.25%	to	1.40%	17.93%	to	18.15%
FIDELITY VIP GROWTH PORTFOLIO
2016	18	$102.16	to	$106.91	$1,852	0.04%	1.25%	to	1.40%	(0.60) %	to	(0.45) %
2015	20	$102.77	to	$107.39	$2,054	0.25%	1.25%	to	1.40%	5.68%	to	5.84%
2014	24	$97.24	to	$101.46	$2,352	0.18%	1.25%	to	1.40%	9.75%	to	9.91%
2013	27	$88.60	to	$92.31	$2,389	0.27%	1.25%	to	1.40%	34.45%	to	34.64%
2012	33	$65.90	to	$68.56	$2,220	0.59%	1.25%	to	1.40%	13.07%	to	13.27%
FIDELITY VIP HIGH INCOME PORTFOLIO
2016	6	$51.76	to	$59.38	$322	5.09%	1.25%	to	1.55%	12.85%	to	13.19%
2015	7	$45.87	to	$52.46	$358	6.54%	1.25%	to	1.55%	(5.11) %	to	(4.83) %
2014	8	$48.34	to	$55.12	$411	4.76%	1.25%	to	1.55%	(0.39) %	to	(0.11) %
2013	15	$48.53	to	$55.18	$770	5.76%	1.25%	to	1.55%	4.32%	to	4.63%
2012	17	$46.52	to	$52.74	$837	5.70%	1.25%	to	1.55%	12.45%	to	12.81%
FIDELITY VIP INDEX 500 PORTFOLIO
2016	4	$276.52	to	$312.96	$1,236	1.41%	1.25%	to	1.55%	10.14%	to	10.47%
2015	5	$251.05	to	$283.29	$1,289	1.94%	1.25%	to	1.55%	(0.22) %	to	0.08%
2014	5	$251.61	to	$283.07	$1,442	1.66%	1.25%	to	1.55%	11.82%	to	12.16%
2013	6	$225.01	to	$252.38	$1,379	1.80%	1.25%	to	1.55%	30.21%	to	30.60%
2012	7	$172.80	to	$193.24	$1,237	2.03%	1.25%	to	1.55%	14.13%	to	14.47%
FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO
2016	6	$32.09	to	$33.20	$179	2.06%	1.25%	to	1.40%	3.29%	to	3.44%
2015	7	$31.07	to	$32.10	$210	2.40%	1.25%	to	1.40%	(1.98) %	to	(1.83) %
2014	9	$31.69	to	$32.70	$276	1.51%	1.25%	to	1.40%	4.35%	to	4.54%
2013	19	$30.37	to	$31.28	$578	2.20%	1.25%	to	1.40%	(3.16) %	to	(3.01) %
2012	24	$31.36	to	$32.25	$742	2.28%	1.25%	to	1.40%	4.43%	to	4.57%
FIDELITY VIP OVERSEAS PORTFOLIO
2016	6	$32.48	to	$33.97	$194	1.04%	1.25%	to	1.40%	(6.38) %	to	(6.24) %
2015	10	$34.69	to	$36.23	$350	1.30%	1.25%	to	1.40%	2.18%	to	2.34%
2014	12	$33.95	to	$35.41	$393	1.28%	1.25%	to	1.40%	(9.35) %	to	(9.21) %
2013	13	$37.45	to	$39.00	$492	1.33%	1.25%	to	1.40%	28.61%	to	28.80%
2012	15	$29.12	to	$30.28	$432	1.96%	1.25%	to	1.40%	19.05%	to	19.26%
FRANKLIN INCOME VIP FUND
(Effective date 12/31/2014)
2016	225	$10.32	to	$10.25	$2,332	3.61%	0.25%	to	1.20%	12.51%	to	13.59%
2015	66	$9.18	to	$9.02	$604	3.36%	0.25%	to	1.20%	(8.25) %	to	(9.79) %
GOLDMAN SACHS VIT LARGE CAP VALUE FUND
2016	9	$19.11	to	$19.66	$173	1.84%	1.25%	to	1.40%	10.03%	to	10.20%
2015	12	$17.37	to	$17.84	$208	1.39%	1.25%	to	1.40%	(5.74) %	to	(5.60) %
2014	13	$18.42	to	$18.90	$248	1.33%	1.25%	to	1.40%	11.37%	to	11.57%
2013	19	$16.54	to	$16.94	$308	1.21%	1.25%	to	1.40%	31.37%	to	31.52%
2012	19	$12.59	to	$12.88	$239	1.36%	1.25%	to	1.40%	17.44%	to	17.63%

(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

FINANCIAL HIGHLIGHTS	At December 31							For the year or period ended December 31
INVESTMENT DIVISIONS	Units (000s)		Unit Fair Value			Net Assets (000s)		Investment Income Ratio	Expense Ratio lowest to highest			Total Return
			(a)		(b)							(a)		(b)
GOLDMAN SACHS VIT MULTI-STRATEGY ALTERNATIVES PORTFOLIO
(Effective date 12/31/2014)
2016	6		$9.27	to	$9.42	$52		0.95%	0.25%	to	1.20%	(0.91) %	to	0.03%
2015	4		$9.35	to	$9.42	$37		2.07%	0.25%	to	1.20%	(6.46) %	to	(5.82) %
GOLDMAN SACHS VIT STRATEGIC GROWTH FUND
2016	5		$19.39	to	$19.39	$90		0.48%	1.40%	to	1.40%	0.57%	to	0.57%
2015	7		$19.29	to	$19.80	$141		0.36%	1.25%	to	1.40%	1.96%	to	2.11%
2014	5		$18.91	to	$19.39	$99		0.32%	1.25%	to	1.40%	12.03%	to	12.21%
2013	8		$16.88	to	$17.28	$135		0.45%	1.25%	to	1.40%	30.55%	to	30.81%
2012	7		$12.93	to	$12.93	$91		0.89%	1.40%	to	1.40%	18.30%	to	18.30%
GOLDMAN SACHS VIT STRATEGIC INCOME FUND
(Effective date 04/22/2016)
2016	1		$10.11	to	$10.11	$11		1.09%	1.20%	to	1.20%	1.06%	to	1.06%
GOLDMAN SACHS VIT US EQUITY INSIGHTS FUND INSTITUTIONAL CLASS
2016	3		$21.73	to	$22.37	$76		1.23%	1.25%	to	1.40%	9.20%	to	9.36%
2015	4		$19.90	to	$20.45	$85		1.41%	1.25%	to	1.40%	(1.59) %	to	(1.44) %
2014	3		$20.22	to	$20.75	$68		1.38%	1.25%	to	1.40%	14.76%	to	14.89%
2013	3		$17.62	to	$18.06	$61		1.43%	1.25%	to	1.40%	35.54%	to	35.89%
2012	3		$13.00	to	$13.29	$34		1.56%	1.25%	to	1.40%	12.95%	to	13.01%
GOLDMAN SACHS VIT US EQUITY INSIGHTS FUND SERVICE CLASS
(Effective date 04/22/2016)
2016	17		$10.78	to	$10.85	$180		1.39%	0.25%	to	1.20%	7.83%	to	8.53%
GREAT-WEST AGGRESSIVE PROFILE I FUND
(Effective date 01/09/2012)
2016	103		$10.31	to	$17.36	$1,656		2.11%	0.25%	to	1.20%	9.44%	to	10.49%
2015	82		$10.96	to	$15.72	$1,274		2.38%	0.25%	to	1.00%	(1.73) %	to	(1.00) %
2014	73		$11.15	to	$15.87	$1,149		3.23%	0.25%	to	1.00%	7.11%	to	7.89%
2013	20		$14.71	to	$14.71	$289		3.00%	0.25%	to	0.25%	28.47%	to	28.47%
2012	1		$11.45	to	$11.45	$16		0.79%	0.25%	to	0.25%	14.50%	to	14.50%
GREAT-WEST ARIEL MID CAP VALUE FUND
(Effective date 01/09/2012)
2016	25		$10.01	to	$19.37	$393		1.50%	0.25%	to	1.20%	11.70%	to	12.76%
2015	20		$10.67	to	$17.18	$328		1.57%	0.25%	to	1.00%	(7.04) %	to	(6.33) %
2014	14		$11.48	to	$18.34	$249		1.73%	0.25%	to	1.00%	6.79%	to	7.57%
2013	48		$16.99	to	$17.05	$824		7.80%	0.25%	to	0.45%	48.13%	to	48.39%
GREAT-WEST BOND INDEX FUND
(Effective date 01/09/2012)
2016	484		$10.06	to	$10.83	$5,192		0.98%	0.25%	to	1.20%	0.73%	to	1.69%
2015	263		$9.99	to	$10.65	$2,794		1.64%	0.25%	to	1.20%	(0.08) %	to	(0.02) %
2014	175		$10.37	to	$10.65	$1,857		2.47%	0.25%	to	1.00%	4.64%	to	5.55%
2013	65		$10.05	to	$10.09	$658		1.86%	0.25%	to	0.45%	(2.99) %	to	(2.79) %
2012	10		$10.38	to	$10.38	$103		1.42%	0.25%	to	0.25%	3.80%	to	3.80%
GREAT-WEST CONSERVATIVE PROFILE I FUND
(Effective date 01/09/2012)
2016	474		$10.17	to	$12.68	$5,098		1.38%	0.25%	to	1.20%	4.88%	to	5.87%
2015	157		$10.20	to	$11.97	$1,723		2.64%	0.25%	to	1.20%	(2.30) %	to	(1.36) %
2014	100		$10.44	to	$12.14	$1,187		2.81%	0.25%	to	1.20%	3.67%	to	4.66%
2013	56		$11.55	to	$11.60	$653		3.93%	0.25%	to	0.45%	7.04%	to	7.31%
2012	0	*	$10.81	to	$10.81	$0	*	0.00%	0.25%	to	0.25%	8.10%	to	8.10%

(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

FINANCIAL HIGHLIGHTS	At December 31						For the year or period ended December 31
INVESTMENT DIVISIONS	Units (000s)		Unit Fair Value			Net Assets (000s)	Investment Income Ratio	Expense Ratio lowest to highest			Total Return
			(a)		(b)						(a)		(b)
GREAT-WEST FEDERATED BOND FUND
(Effective date 01/09/2012)
2016	86		$10.18	to	$11.14	$936	2.30%	0.25%	to	1.20%	3.45%	to	4.43%
2015	75		$9.84	to	$10.67	$795	2.68%	0.25%	to	1.20%	(1.61) %	to	(1.41) %
2014	72		$10.76	to	$10.82	$781	3.28%	0.25%	to	0.45%	4.77%	to	4.95%
2013	0	*	$10.31	to	$10.31	$2	0.76%	0.25%	to	0.25%	(2.46) %	to	(2.46) %
GREAT-WEST GOLDMAN SACHS MID CAP VALUE FUND
(Effective date 12/31/2014)
2016	82		$11.14	to	$11.25	$921	2.77%	0.25%	to	1.20%	18.86%	to	19.99%
2015	22		$9.48	to	$9.48	$208	6.32%	1.20%	to	1.20%	(5.17) %	to	(5.17) %
GREAT-WEST GOVERNMENT MONEY MARKET FUND
(Effective date 01/09/2012)
2016	2,109		$9.62	to	$9.88	$20,774	0.00%	0.25%	to	1.20%	(1.19) %	to	(0.25) %
2015	1,268		$9.74	to	$9.90	$12,535	0.00%	0.25%	to	1.20%	(1.20) %	to	(0.25) %
2014	830		$9.86	to	$9.93	$8,231	0.00%	0.25%	to	1.20%	(1.20) %	to	(0.20) %
2013	958		$9.91	to	$9.95	$9,526	0.00%	0.25%	to	0.45%	(0.50) %	to	(0.30) %
2012	237		$9.96	to	$9.98	$2,362	0.00%	0.25%	to	0.45%	(0.40) %	to	(0.20) %
GREAT-WEST INTERNATIONAL INDEX FUND
(Effective date 01/09/2012)
2016	221		$8.97	to	$13.16	$2,921	2.04%	0.25%	to	1.20%	(0.54) %	to	0.40%
2015	148		$9.21	to	$13.11	$1,882	1.15%	0.25%	to	1.20%	(2.27) %	to	(1.33) %
2014	98		$9.45	to	$13.29	$1,294	3.54%	0.25%	to	1.00%	(7.08) %	to	(6.41) %
2013	14		$14.20	to	$14.20	$199	3.82%	0.25%	to	0.25%	20.85%	to	20.85%
GREAT-WEST INVESCO SMALL CAP VALUE FUND
(Effective date 12/31/2014)
2016	16		$11.04	to	$11.29	$175	0.08%	0.25%	to	1.20%	22.11%	to	23.27%
2015	2		$9.18	to	$9.16	$15	0.25%	0.25%	to	1.20%	(8.23) %	to	(8.45) %
GREAT-WEST LIFETIME 2015 FUND
(Effective date 04/22/2016)
2016	55		$10.33	to	$10.40	$567	1.60%	0.25%	to	1.20%	3.30%	to	3.98%
GREAT-WEST LIFETIME 2020 FUND
(Effective date 04/29/2016)
2016	19		$10.40	to	$10.40	$194	1.69%	1.20%	to	1.20%	4.00%	to	4.00%
GREAT-WEST LIFETIME 2025 FUND
(Effective date 04/22/2016)
2016	226		$10.40	to	$10.47	$2,364	1.90%	0.25%	to	1.20%	4.05%	to	4.73%
GREAT-WEST LIFETIME 2030 FUND
(Effective date 04/29/2016)
2016	7		$10.53	to	$10.53	$78	1.20%	1.20%	to	1.20%	5.26%	to	5.26%
GREAT-WEST LIFETIME 2035 FUND
(Effective date 04/22/2016)
2016	136		$10.49	to	$10.56	$1,437	1.78%	0.25%	to	1.20%	4.95%	to	5.64%
GREAT-WEST LIFETIME 2040 FUND
(Effective date 04/29/2016)
2016	8		$10.62	to	$10.62	$81	1.49%	1.20%	to	1.20%	6.23%	to	6.23%
GREAT-WEST LIFETIME 2045 FUND
(Effective date 04/22/2016)
2016	20		$10.53	to	$10.60	$209	1.71%	0.25%	to	1.20%	5.30%	to	5.99%
GREAT-WEST LIFETIME 2050 FUND
(Effective date 04/29/2016)
2016	5		$10.63	to	$10.63	$56	1.43%	1.20%	to	1.20%	6.30%	to	6.30%

(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

FINANCIAL HIGHLIGHTS	At December 31					For the year or period ended December 31
INVESTMENT DIVISIONS	Units (000s)	Unit Fair Value			Net Assets (000s)	Investment Income Ratio	Expense Ratio lowest to highest			Total Return
		(a)		(b)						(a)		(b)
GREAT-WEST LIFETIME 2055 FUND
(Effective date 04/22/2016)
2016	36	$10.52	to	$10.59	$381	1.67%	0.25%	to	1.20%	5.21%	to	5.90%
GREAT-WEST LOOMIS SAYLES BOND FUND
(Effective date 01/09/2012)
2016	168	$10.40	to	$13.19	$2,100	2.57%	0.25%	to	1.20%	10.07%	to	11.11%
2015	132	$9.45	to	$11.87	$1,549	2.36%	0.25%	to	1.20%	(5.52) %	to	(6.78) %
2014	109	$10.31	to	$12.74	$1,370	4.52%	0.25%	to	1.00%	2.38%	to	3.24%
2013	43	$12.29	to	$12.34	$529	5.40%	0.25%	to	0.45%	7.52%	to	7.77%
2012	2	$11.43	to	$11.45	$21	0.81%	0.25%	to	0.45%	14.30%	to	14.50%
GREAT-WEST LOOMIS SAYLES SMALL CAP VALUE FUND
(Effective date 01/09/2012)
2016	51	$11.42	to	$19.34	$745	0.08%	0.25%	to	1.20%	24.32%	to	25.51%
2015	12	$9.19	to	$15.41	$186	0.23%	0.25%	to	1.20%	(8.14) %	to	(3.71) %
2014	9	$15.91	to	$16.00	$147	0.87%	0.25%	to	0.45%	4.40%	to	4.58%
2013	27	$15.24	to	$15.30	$410	2.27%	0.25%	to	0.45%	34.27%	to	34.56%
GREAT-WEST MFS INTERNATIONAL GROWTH FUND
(Effective date 03/01/2013)
2016	13	$8.88	to	$13.44	$146	0.21%	0.25%	to	1.20%	(1.48) %	to	(0.54) %
2015	16	$9.48	to	$13.52	$198	1.08%	0.25%	to	1.20%	(1.18) %	to	(0.25) %
2014	5	$13.55	to	$13.55	$65	0.91%	0.25%	to	0.25%	(5.64) %	to	(5.64) %
2013	2	$14.36	to	$14.36	$36	1.30%	0.25%	to	0.25%	17.90%	to	17.90%
GREAT-WEST MFS INTERNATIONAL VALUE FUND
(Effective date 01/09/2012)
2016	128	$9.92	to	$14.83	$1,758	0.76%	0.25%	to	1.20%	2.65%	to	3.63%
2015	104	$9.66	to	$14.32	$1,445	0.96%	0.25%	to	1.20%	(3.38) %	to	6.19%
2014	69	$10.26	to	$13.48	$933	1.87%	0.25%	to	1.00%	0.00%	to	0.75%
2013	4	$13.33	to	$13.38	$57	5.48%	0.25%	to	0.45%	16.73%	to	16.96%
GREAT-WEST MODERATE PROFILE I FUND
(Effective date 01/09/2012)
2016	3,129	$10.24	to	$14.55	$34,045	1.75%	0.25%	to	1.20%	6.90%	to	7.92%
2015	372	$9.58	to	$13.48	$4,644	2.27%	0.25%	to	1.20%	(4.22) %	to	(1.18) %
2014	282	$10.77	to	$13.64	$3,824	3.42%	0.25%	to	1.00%	5.38%	to	6.15%
2013	170	$12.80	to	$12.85	$2,186	5.25%	0.25%	to	0.45%	15.63%	to	15.87%
2012	7	$11.09	to	$11.09	$77	5.60%	0.25%	to	0.25%	10.90%	to	10.90%
GREAT-WEST MODERATELY AGGRESSIVE PROFILE I FUND
(Effective date 01/09/2012)
2016	701	$10.27	to	$15.47	$9,895	2.10%	0.25%	to	1.20%	7.80%	to	8.83%
2015	458	$9.53	to	$14.22	$6,281	2.36%	0.25%	to	1.20%	(4.73) %	to	(1.02) %
2014	265	$10.88	to	$14.36	$3,757	3.17%	0.25%	to	1.00%	5.73%	to	6.53%
2013	182	$13.43	to	$13.48	$2,455	2.26%	0.25%	to	0.45%	19.91%	to	20.14%
GREAT-WEST MODERATELY CONSERVATIVE PROFILE I FUND
(Effective date 01/09/2012)
2016	592	$10.21	to	$13.59	$6,683	1.05%	0.25%	to	1.20%	5.91%	to	6.92%
2015	153	$10.37	to	$12.72	$1,892	2.42%	0.25%	to	1.20%	(2.11) %	to	(1.17) %
2014	105	$12.87	to	$12.87	$1,354	3.71%	0.25%	to	0.25%	5.41%	to	5.41%
2013	34	$12.21	to	$12.21	$413	2.99%	0.25%	to	0.25%	11.51%	to	11.51%
2012	11	$10.95	to	$10.95	$124	1.18%	0.25%	to	0.25%	9.50%	to	9.50%
GREAT-WEST MULTI-MANAGER LARGE CAP GROWTH FUND
(Effective date 04/22/2016)
2016	7	$10.27	to	$10.34	$76	0.02%	0.25%	to	1.20%	2.73%	to	3.41%

(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

FINANCIAL HIGHLIGHTS	At December 31							For the year or period ended December 31
INVESTMENT DIVISIONS	Units (000s)		Unit Fair Value			Net Assets (000s)		Investment Income Ratio	Expense Ratio lowest to highest			Total Return
			(a)		(b)							(a)		(b)
GREAT-WEST MULTI-MANAGER SMALL CAP GROWTH FUND
(Effective date 04/22/2016)
2016	1		$11.03	to	$11.03	$9		0.00%	1.20%	to	1.20%	10.33%	to	10.33%
GREAT-WEST PUTNAM EQUITY INCOME FUND
(Effective date 05/01/2013)
2016	44		$10.39	to	$14.28	$574		0.28%	0.25%	to	1.20%	11.78%	to	12.85%
2015	24		$11.23	to	$12.66	$295		1.53%	0.25%	to	1.00%	(4.50) %	to	(3.77) %
2014	17		$11.75	to	$13.15	$221		2.22%	0.25%	to	1.00%	11.16%	to	12.11%
GREAT-WEST PUTNAM HIGH YIELD BOND FUND
(Effective date 01/09/2012)
2016	85		$10.55	to	$13.62	$1,015		6.81%	0.25%	to	1.20%	14.17%	to	15.25%
2015	44		$9.66	to	$11.82	$503		5.70%	0.25%	to	1.00%	(5.64) %	to	(4.92) %
2014	46		$10.23	to	$12.43	$564		5.25%	0.25%	to	1.00%	1.09%	to	1.80%
2013	23		$12.16	to	$12.21	$279		6.79%	0.25%	to	0.45%	7.14%	to	7.39%
2012	0	*	$11.37	to	$11.37	$4		0.53%	0.25%	to	0.25%	13.70%	to	13.70%
GREAT-WEST REAL ESTATE INDEX FUND
(Effective date 05/01/2013)
2016	173		$10.88	to	$12.63	$2,136		2.25%	0.25%	to	1.20%	4.56%	to	5.56%
2015	75		$10.41	to	$11.97	$899		2.12%	0.25%	to	1.20%	4.07%	to	3.42%
2014	46		$12.17	to	$11.57	$534		2.68%	0.25%	to	1.00%	29.47%	to	30.59%
GREAT-WEST S&P 500® INDEX FUND
(Effective date 01/09/2012)
2016	1,048		$10.59	to	$18.64	$17,177		1.10%	0.25%	to	1.20%	9.94%	to	10.99%
2015	559		$11.79	to	$16.80	$9,167		1.28%	0.25%	to	1.20%	(0.46) %	to	0.50%
2014	430		$11.87	to	$16.72	$7,142		2.16%	0.25%	to	1.00%	11.88%	to	12.74%
2013	142		$14.77	to	$14.83	$2,110		2.77%	0.25%	to	0.45%	31.06%	to	31.36%
2012	6		$11.27	to	$11.29	$66		0.96%	0.25%	to	0.45%	12.70%	to	12.90%
GREAT-WEST S&P MID CAP 400® INDEX FUND
(Effective date 01/09/2012)
2016	306		$10.91	to	$19.19	$5,243		0.72%	0.25%	to	1.20%	18.54%	to	19.67%
2015	135		$10.78	to	$16.04	$2,031		1.01%	0.25%	to	1.20%	(3.94) %	to	(3.02) %
2014	94		$11.25	to	$16.54	$1,509		1.81%	0.25%	to	1.00%	8.17%	to	8.96%
2013	42		$15.12	to	$15.18	$633		2.36%	0.25%	to	0.45%	32.05%	to	32.35%
2012	1		$11.47	to	$11.47	$16		1.01%	0.25%	to	0.25%	14.70%	to	14.70%
GREAT-WEST S&P SMALL CAP 600® INDEX FUND
(Effective date 01/09/2012)
2016	401		$11.46	to	$20.40	$7,285		1.37%	0.25%	to	1.20%	24.24%	to	25.43%
2015	126		$10.53	to	$16.27	$1,953		1.15%	0.25%	to	1.20%	(3.70) %	to	(2.78) %
2014	105		$10.97	to	$16.73	$1,733		1.38%	0.25%	to	1.00%	4.18%	to	4.89%
2013	145		$15.88	to	$15.95	$2,311		3.19%	0.25%	to	0.45%	39.91%	to	40.28%
2012	1		$11.37	to	$11.37	$16		0.86%	0.25%	to	0.25%	13.70%	to	13.70%
GREAT-WEST SECUREFOUNDATION® BALANCED FUND
(Effective date 01/09/2012)
2016	12,025		$10.26	to	$14.37	$125,330		2.84%	0.25%	to	1.20%	7.07%	to	8.09%
2015	3,672		$9.58	to	$13.30	$35,883		2.60%	0.25%	to	1.20%	(4.21) %	to	(1.12) %
2014	104		$10.69	to	$13.45	$1,117		2.33%	0.25%	to	1.20%	4.60%	to	5.66%
2013	2		$12.73	to	$12.73	$22		2.40%	0.25%	to	0.25%	15.52%	to	15.52%
2012	0	*	$11.02	to	$11.02	$0	*	0.09%	0.25%	to	0.25%	10.20%	to	10.20%

(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

FINANCIAL HIGHLIGHTS	At December 31					For the year or period ended December 31
INVESTMENT DIVISIONS	Units (000s)	Unit Fair Value			Net Assets (000s)	Investment Income Ratio	Expense Ratio lowest to highest			Total Return
		(a)		(b)						(a)		(b)
GREAT-WEST SHORT DURATION BOND FUND
(Effective date 01/09/2012)
2016	218	$9.96	to	$10.82	$2,304	1.53%	0.25%	to	1.20%	0.49%	to	1.45%
2015	148	$9.91	to	$10.67	$1,560	1.18%	0.25%	to	1.20%	(0.67) %	to	0.28%
2014	139	$9.97	to	$10.64	$1,474	1.60%	0.25%	to	1.20%	(0.20) %	to	0.76%
2013	74	$10.56	to	$10.56	$776	2.00%	0.25%	to	0.25%	1.15%	to	1.15%
2012	7	$10.44	to	$10.44	$74	2.02%	0.25%	to	0.25%	4.40%	to	4.40%
GREAT-WEST STOCK INDEX FUND
(Effective date 01/09/2012)
2016	109	$10.63	to	$18.73	$1,768	1.80%	0.25%	to	1.20%	10.68%	to	11.74%
2015	77	$11.71	to	$16.77	$1,261	1.58%	0.25%	to	1.20%	(0.64) %	to	0.31%
2014	71	$11.82	to	$16.72	$1,172	1.91%	0.25%	to	1.00%	11.61%	to	12.52%
2013	39	$14.80	to	$14.86	$581	2.18%	0.25%	to	0.45%	31.09%	to	31.39%
2012	1	$11.31	to	$11.31	$12	15.07%	0.25%	to	0.25%	13.10%	to	13.10%
GREAT-WEST T. ROWE PRICE MID CAP GROWTH FUND
(Effective date 01/09/2012)
2016	155	$10.12	to	$19.16	$2,440	0.06%	0.25%	to	1.20%	4.91%	to	5.92%
2015	82	$9.65	to	$18.09	$1,375	0.02%	0.25%	to	1.20%	(3.52) %	to	6.25%
2014	46	$11.70	to	$17.03	$766	0.83%	0.25%	to	1.00%	11.64%	to	12.48%
2013	47	$15.08	to	$15.14	$706	0.21%	0.25%	to	0.45%	35.73%	to	36.03%
GREAT-WEST TEMPLETON GLOBAL BOND FUND
(Effective date 01/09/2012)
2016	146	$9.52	to	$11.21	$1,521	1.64%	0.25%	to	1.20%	1.75%	to	2.72%
2015	92	$9.36	to	$10.92	$956	4.20%	0.25%	to	1.20%	(5.31) %	to	(4.43) %
2014	58	$9.91	to	$11.42	$659	6.76%	0.25%	to	1.00%	(0.80) %	to	(0.09) %
2013	8	$11.39	to	$11.43	$87	1.79%	0.25%	to	0.45%	0.09%	to	0.26%
2012	1	$11.38	to	$11.40	$7	1.37%	0.25%	to	0.45%	13.80%	to	14.00%
GREAT-WEST U.S. GOVERNMENT MORTGAGE SECURITIES FUND
(Effective date 01/09/2012)
2016	40	$10.01	to	$10.75	$429	1.80%	0.25%	to	1.20%	0.02%	to	0.97%
2015	29	$10.01	to	$10.64	$312	2.09%	0.25%	to	1.20%	0.05%	to	0.55%
2014	23	$10.52	to	$10.59	$242	2.52%	0.25%	to	0.45%	4.99%	to	5.27%
2013	1	$10.06	to	$10.06	$10	0.57%	0.25%	to	0.25%	(2.33) %	to	(2.33) %
INVESCO V.I. CORE EQUITY FUND
(Effective date 01/09/2012)
2016	34	$9.92	to	$15.74	$382	0.50%	0.25%	to	1.20%	8.70%	to	9.74%
2015	33	$10.26	to	$14.35	$356	0.97%	0.25%	to	1.20%	(7.12) %	to	(6.24) %
2014	13	$11.07	to	$15.30	$164	0.30%	0.25%	to	1.00%	6.75%	to	7.59%
2013	3	$14.22	to	$14.22	$39	1.31%	0.25%	to	0.25%	28.57%	to	28.57%
2012	2	$11.06	to	$11.06	$27	0.00%	0.25%	to	0.25%	10.60%	to	10.60%
INVESCO V.I. GLOBAL REAL ESTATE FUND
(Effective date 01/09/2012)
2016	38	$9.74	to	$14.81	$458	1.51%	0.25%	to	1.20%	0.61%	to	1.56%
2015	24	$9.68	to	$14.58	$312	3.15%	0.25%	to	1.20%	(3.21) %	to	(1.99) %
2014	17	$10.75	to	$14.88	$256	1.47%	0.25%	to	1.00%	13.04%	to	14.11%
2013	9	$12.99	to	$13.04	$112	4.77%	0.25%	to	0.45%	1.96%	to	2.19%

(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

FINANCIAL HIGHLIGHTS	At December 31					For the year or period ended December 31
INVESTMENT DIVISIONS	Units (000s)	Unit Fair Value			Net Assets (000s)	Investment Income Ratio	Expense Ratio lowest to highest			Total Return
		(a)		(b)						(a)		(b)
INVESCO V.I. GROWTH & INCOME FUND
(Effective date 01/09/2012)
2016	141	$10.85	to	$18.75	$2,189	0.87%	0.25%	to	1.20%	18.00%	to	19.13%
2015	85	$10.95	to	$15.74	$1,295	2.40%	0.25%	to	1.00%	(4.28) %	to	(3.55) %
2014	65	$11.44	to	$16.32	$1,053	1.62%	0.25%	to	1.00%	8.85%	to	9.68%
2013	29	$14.82	to	$14.88	$437	1.45%	0.25%	to	0.45%	33.15%	to	33.45%
2012	2	$11.13	to	$11.15	$26	0.00%	0.25%	to	0.45%	11.30%	to	11.50%
INVESCO V.I. INTERNATIONAL GROWTH FUND
(Effective date 01/09/2012)
2016	74	$8.99	to	$12.96	$853	1.23%	0.25%	to	1.20%	(1.89) %	to	(0.95) %
2015	53	$9.70	to	$13.09	$647	1.34%	0.25%	to	1.20%	(3.78) %	to	(2.86) %
2014	45	$10.08	to	$13.47	$585	1.56%	0.25%	to	1.20%	(1.18) %	to	(0.15) %
2013	31	$13.44	to	$13.49	$419	2.00%	0.25%	to	0.45%	18.21%	to	18.44%
INVESCO V.I. SMALL CAP EQUITY FUND
(Effective date 01/09/2012)
2016	14	$9.72	to	$16.30	$143	0.00%	0.25%	to	1.20%	10.50%	to	11.56%
2015	4	$10.01	to	$14.61	$40	0.00%	0.25%	to	1.00%	(6.68) %	to	(5.97) %
2014	1	$15.54	to	$15.54	$11	0.00%	0.25%	to	0.25%	1.83%	to	1.83%
2013	32	$15.26	to	$15.26	$490	0.00%	0.25%	to	0.25%	36.74%	to	36.74%
IVY VIP ENERGY FUND
(Effective date 04/22/2016)
2016	40	$11.92	to	$12.00	$479	0.06%	0.25%	to	1.20%	19.19%	to	19.97%
JANUS ASPEN BALANCED PORTFOLIO
(Effective date 01/09/2012)
2016	323	$10.09	to	$15.05	$4,020	2.37%	0.25%	to	1.20%	3.08%	to	4.06%
2015	149	$10.99	to	$14.47	$1,977	1.84%	0.25%	to	1.20%	(0.79) %	to	0.16%
2014	57	$11.08	to	$14.44	$796	1.56%	0.25%	to	1.20%	6.95%	to	7.92%
2013	7	$13.38	to	$13.38	$95	1.90%	0.25%	to	0.25%	19.57%	to	19.57%
2012	46	$11.19	to	$11.19	$512	1.66%	0.25%	to	0.25%	11.90%	to	11.90%
JANUS ASPEN ENTERPRISE PORTFOLIO
(Effective date 05/01/2015)
2016	130	$10.67	to	$10.91	$1,405	0.04%	0.25%	to	1.20%	10.76%	to	11.82%
2015	10	$9.69	to	$9.75	$100	0.46%	0.25%	to	1.20%	(3.07) %	to	(2.46) %
JANUS ASPEN FLEXIBLE BOND PORTFOLIO
2016	190	$22.15	to	$11.38	$2,135	2.80%	0.25%	to	1.40%	0.81%	to	1.97%
2015	92	$21.97	to	$11.16	$1,037	2.01%	0.25%	to	1.40%	(1.45) %	to	(0.31) %
2014	73	$22.30	to	$11.20	$829	1.76%	0.25%	to	1.40%	3.24%	to	0.72%
2013	25	$21.60	to	$10.72	$280	3.26%	0.25%	to	1.40%	(1.68) %	to	(0.56) %
2012	3	$21.97	to	$10.78	$54	2.43%	0.25%	to	1.40%	6.55%	to	7.80%
JANUS ASPEN OVERSEAS PORTFOLIO INSTITUTIONAL SHARES
2016	7	$17.41	to	$17.93	$127	4.69%	1.25%	to	1.40%	(7.75) %	to	(7.61) %
2015	8	$18.88	to	$19.41	$142	0.59%	1.25%	to	1.40%	(9.86) %	to	(9.73) %
2014	9	$20.94	to	$21.50	$183	5.46%	1.25%	to	1.40%	(13.11) %	to	(12.96) %
2013	13	$24.10	to	$24.70	$307	3.08%	1.25%	to	1.40%	12.99%	to	13.15%
2012	15	$21.33	to	$21.83	$317	0.70%	1.25%	to	1.40%	11.91%	to	12.06%
JANUS ASPEN OVERSEAS PORTFOLIO SERVICE SHARES
(Effective date 01/09/2012)
2016	20	$7.34	to	$9.44	$180	4.87%	0.25%	to	1.20%	(7.82) %	to	(6.94) %
2015	23	$7.96	to	$10.14	$222	0.54%	0.25%	to	1.20%	(9.89) %	to	(9.03) %
2014	16	$11.15	to	$11.15	$180	7.31%	0.25%	to	0.25%	(12.34) %	to	(12.34) %
2013	8	$12.72	to	$12.72	$104	2.19%	0.25%	to	0.25%	13.98%	to	13.98%

(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

FINANCIAL HIGHLIGHTS	At December 31					For the year or period ended December 31
INVESTMENT DIVISIONS	Units (000s)	Unit Fair Value			Net Assets (000s)	Investment Income Ratio	Expense Ratio lowest to highest			Total Return
		(a)		(b)						(a)		(b)
JANUS ASPEN PERKINS MID CAP VALUE PORTFOLIO
(Effective date 01/09/2012)
2016	22	$12.39	to	$16.78	$361	0.90%	0.25%	to	1.20%	17.35%	to	18.47%
2015	24	$10.56	to	$14.16	$331	0.99%	0.25%	to	1.20%	(4.83) %	to	(3.93) %
2014	31	$11.12	to	$14.74	$449	3.70%	0.25%	to	1.00%	7.34%	to	8.14%
2013	11	$13.63	to	$13.63	$144	0.99%	0.25%	to	0.25%	25.51%	to	25.51%
JPMORGAN INSURANCE TRUST INTREPID MID CAP PORTFOLIO
(Effective date 05/01/2015)
2016	10	$10.18	to	$10.24	$98	0.50%	0.25%	to	1.20%	10.40%	to	11.46%
2015	2	$9.14	to	$9.19	$17	0.00%	0.25%	to	1.00%	(8.60) %	to	(8.14) %
LORD ABBETT SERIES DEVELOPING GROWTH PORTFOLIO
(Effective date 05/16/2014)
2016	24	$7.80	to	$10.08	$202	0.00%	0.25%	to	1.20%	(3.76) %	to	(2.84) %
2015	16	$10.22	to	$10.38	$167	0.00%	0.25%	to	1.20%	(9.30) %	to	(8.44) %
2014	3	$11.27	to	$11.33	$34	0.00%	0.25%	to	1.20%	12.66%	to	13.33%
MFS VIT II BLENDED RESEARCH CORE EQUITY PORTFOLIO
(Effective date 04/22/2016)
2016	7	$10.51	to	$10.51	$76	0.00%	1.20%	to	1.20%	5.06%	to	5.06%
MFS VIT II TECHNOLOGY PORTFOLIO
(Effective date 04/22/2016)
2016	35	$10.87	to	$10.94	$379	0.00%	0.25%	to	1.20%	8.68%	to	9.39%
NEUBERGER BERMAN AMT SOCIALLY RESPONSIVE PORTFOLIO
(Effective date 01/09/2012)
2016	29	$12.21	to	$17.83	$521	0.49%	0.25%	to	1.00%	8.56%	to	9.37%
2015	28	$11.25	to	$16.30	$453	0.30%	0.25%	to	1.00%	(1.60) %	to	(0.84) %
2014	27	$16.34	to	$16.44	$448	0.11%	0.25%	to	0.45%	9.59%	to	9.82%
2013	101	$14.91	to	$14.97	$1,505	0.38%	0.25%	to	0.45%	36.79%	to	37.09%
NVIT EMERGING MARKETS FUND
(Effective date 08/05/2016)
2016	13	$9.62	to	$9.62	$121	0.81%	1.25%	to	1.40%	(3.82) %	to	(3.76) %
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA
(Effective date 05/16/2014)
2016	32	$10.37	to	$12.48	$381	0.24%	0.25%	to	1.20%	16.26%	to	17.37%
2015	15	$8.92	to	$10.63	$156	0.56%	0.25%	to	1.20%	(10.84) %	to	(6.33) %
2014	2	$11.30	to	$11.35	$19	0.00%	0.25%	to	1.00%	12.97%	to	13.50%
PIMCO VIT COMMODITY REALRETURN STRATEGY PORTFOLIO
(Effective date 01/09/2012)
2016	46	$6.46	to	$6.02	$314	1.05%	0.25%	to	1.20%	13.50%	to	14.58%
2015	24	$5.70	to	$5.26	$128	3.39%	0.25%	to	1.20%	(26.54) %	to	(25.84) %
2014	14	$7.77	to	$7.09	$102	0.25%	0.25%	to	1.00%	(19.48) %	to	(18.79) %
2013	6	$8.69	to	$8.73	$52	1.39%	0.25%	to	0.45%	(15.14) %	to	(14.91) %
PIMCO VIT LONG TERM US GOVERNMENT PORTFOLIO
(Effective date 04/22/2016)
2016	20	$9.36	to	$9.42	$186	0.98%	0.25%	to	1.20%	(6.44) %	to	(5.82) %
PIMCO VIT LOW DURATION PORTFOLIO
(Effective date 01/09/2012)
2016	119	$9.86	to	$10.62	$1,248	1.37%	0.25%	to	1.20%	0.10%	to	1.05%
2015	80	$9.85	to	$10.51	$833	3.42%	0.25%	to	1.20%	(0.99) %	to	(0.04) %
2014	63	$9.95	to	$10.52	$664	1.07%	0.25%	to	1.20%	(0.40) %	to	0.57%
2013	14	$10.42	to	$10.46	$147	0.88%	0.25%	to	0.45%	(0.67) %	to	(0.57) %

(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

FINANCIAL HIGHLIGHTS	At December 31					For the year or period ended December 31
INVESTMENT DIVISIONS	Units (000s)	Unit Fair Value			Net Assets (000s)	Investment Income Ratio	Expense Ratio lowest to highest			Total Return
		(a)		(b)						(a)		(b)
PIMCO VIT REAL RETURN PORTFOLIO
(Effective date 01/09/2012)
2016	63	$9.89	to	$10.17	$637	2.26%	0.25%	to	1.20%	3.84%	to	4.83%
2015	23	$9.52	to	$9.70	$218	4.33%	0.25%	to	1.20%	(3.96) %	to	(3.05) %
2014	18	$9.95	to	$10.01	$178	1.66%	0.25%	to	0.45%	2.58%	to	2.77%
2013	1	$9.70	to	$9.70	$12	1.66%	0.45%	to	0.45%	(9.77) %	to	(9.77) %
PIMCO VIT SHORT TERM PORTFOLIO
(Effective date 04/22/2016)
2016	47	$10.12	to	$10.19	$475	0.68%	0.25%	to	1.20%	1.23%	to	1.90%
PIMCO VIT TOTAL RETURN PORTFOLIO
(Effective date 01/09/2012)
2016	350	$10.02	to	$11.31	$3,727	1.89%	0.25%	to	1.20%	1.37%	to	2.32%
2015	187	$10.12	to	$11.06	$2,043	5.15%	0.25%	to	1.20%	(0.84) %	to	0.10%
2014	160	$10.23	to	$11.04	$1,753	2.15%	0.25%	to	1.00%	3.13%	to	3.86%
2013	78	$10.59	to	$10.63	$831	2.24%	0.25%	to	0.45%	(2.49) %	to	(2.30) %
2012	4	$10.86	to	$10.88	$40	0.25%	0.25%	to	0.45%	8.60%	to	8.80%
PUTNAM VT ABSOLUTE RETURN 500 FUND
(Effective date 05/01/2015)
2016	77	$9.67	to	$9.88	$742	1.48%	0.25%	to	1.20%	(0.49) %	to	0.45%
2015	13	$9.72	to	$9.83	$123	0.00%	0.25%	to	1.20%	(2.79) %	to	(1.69) %
PUTNAM VT AMERICAN GOVERNMENT INCOME FUND
(Effective date 01/09/2012)
2016	14	$9.77	to	$10.41	$146	2.14%	0.25%	to	1.20%	(0.99) %	to	(0.05) %
2015	5	$10.06	to	$10.41	$53	1.19%	0.25%	to	1.20%	(1.84) %	to	(0.90) %
2014	3	$10.50	to	$10.50	$30	2.02%	0.25%	to	0.25%	3.96%	to	3.96%
2013	3	$10.10	to	$10.10	$29	1.53%	0.25%	to	0.25%	(0.69) %	to	(0.69) %
PUTNAM VT CAPITAL OPPORTUNITIES FUND
(Effective date 01/09/2012)
2016	19	$10.48	to	$16.86	$292	0.65%	0.25%	to	1.20%	14.15%	to	15.23%
2015	11	$10.22	to	$14.63	$162	0.26%	0.25%	to	1.00%	(8.53) %	to	(7.84) %
2014	8	$15.78	to	$15.87	$133	0.32%	0.25%	to	0.45%	6.55%	to	6.72%
2013	6	$14.81	to	$14.87	$92	0.36%	0.25%	to	0.45%	33.54%	to	33.84%
PUTNAM VT GLOBAL ASSET ALLOCATION FUND
(Effective date 12/31/2014)
2016	72	$10.07	to	$10.25	$736	1.71%	0.25%	to	1.20%	5.44%	to	6.45%
2015	39	$9.90	to	$9.63	$385	0.41%	0.25%	to	1.20%	(1.02) %	to	(3.75) %
PUTNAM VT GLOBAL EQUITY FUND
(Effective date 12/31/2014)
2016	38	$9.08	to	$9.22	$349	0.81%	0.25%	to	1.20%	(0.12) %	to	0.82%
2015	7	$9.09	to	$9.14	$69	0.00%	0.25%	to	1.20%	(9.06) %	to	(8.60) %
PUTNAM VT GROWTH AND INCOME FUND
(Effective date 12/31/2014)
2016	72	$10.27	to	$10.34	$747	1.63%	0.25%	to	1.20%	13.65%	to	14.72%
2015	20	$9.04	to	$9.02	$178	0.00%	0.25%	to	1.20%	(9.62) %	to	(9.85) %
PUTNAM VT GROWTH OPPORTUNITIES FUND
(Effective date 12/31/2014)
2016	64	$10.05	to	$10.34	$655	0.28%	0.25%	to	1.20%	5.24%	to	6.25%
2015	12	$9.98	to	$9.73	$121	0.00%	0.25%	to	1.20%	(0.18) %	to	(2.71) %
PUTNAM VT INCOME FUND
(Effective date 05/01/2015)
2016	19	$9.81	to	$9.81	$188	0.00%	0.25%	to	1.20%	0.78%	to	1.74%

(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

FINANCIAL HIGHLIGHTS	At December 31						For the year or period ended December 31
INVESTMENT DIVISIONS	Units (000s)		Unit Fair Value			Net Assets (000s)	Investment Income Ratio	Expense Ratio lowest to highest			Total Return
			(a)		(b)						(a)		(b)
PUTNAM VT INTERNATIONAL EQUITY FUND
(Effective date 05/01/2015)
2016	6		$8.69	to	$8.69	$54	0.00%	1.20%	to	1.20%	(3.61) %	to	(3.61) %
PUTNAM VT INTERNATIONAL GROWTH FUND
(Effective date 01/09/2012)
2016	12		$8.50	to	$12.78	$115	0.94%	0.25%	to	1.20%	(7.83) %	to	(6.95) %
2015	10		$9.57	to	$13.74	$120	0.00%	0.25%	to	1.20%	(0.08) %	to	0.87%
2014	3		$9.58	to	$13.62	$35	0.03%	0.25%	to	1.20%	(7.26) %	to	(6.39) %
2013	3		$14.55	to	$14.55	$38	3.46%	0.25%	to	0.25%	22.06%	to	22.06%
PUTNAM VT INVESTORS FUND
(Effective date 05/01/2015)
2016	2		$10.36	to	$10.36	$25	0.49%	1.20%	to	1.20%	10.72%	to	10.72%
PUTNAM VT RESEARCH FUND
(Effective date 12/31/2014)
2016	3		$10.15	to	$10.42	$27	1.37%	0.25%	to	1.20%	8.76%	to	9.80%
2015	2		$9.73	to	$9.49	$22	0.00%	0.25%	to	1.20%	(2.72) %	to	(5.11) %
PUTNAM VT SMALL CAP VALUE FUND
(Effective date 12/31/2014)
2016	8		$11.51	to	$11.87	$90	0.45%	0.25%	to	1.20%	25.99%	to	27.16%
2015	0	*	$9.48	to	$9.34	$3	0.00%	0.25%	to	1.00%	(5.18) %	to	(6.64) %
T. ROWE PRICE BLUE CHIP GROWTH PORTFOLIO
(Effective date 05/16/2014)
2016	477		$9.86	to	$12.45	$5,564	0.00%	0.25%	to	1.20%	(0.65) %	to	0.28%
2015	195		$9.93	to	$12.41	$2,394	0.00%	0.25%	to	1.20%	(0.73) %	to	10.53%
2014	47		$11.16	to	$11.23	$525	0.00%	0.25%	to	1.20%	11.64%	to	12.30%
T. ROWE PRICE HEALTH SCIENCES PORTFOLIO
(Effective date 01/09/2012)
2016	59		$9.58	to	$24.71	$1,035	0.00%	0.25%	to	1.20%	(4.20) %	to	(10.94) %
2015	40		$15.50	to	$27.74	$1,069	0.00%	0.25%	to	1.20%	11.12%	to	12.19%
2014	36		$13.95	to	$24.73	$871	0.00%	0.25%	to	1.20%	29.65%	to	30.92%
2013	124		$18.89	to	$18.89	$2,337	0.00%	0.25%	to	0.25%	50.16%	to	50.16%
2012	1		$12.58	to	$12.58	$13	0.00%	0.25%	to	0.25%	25.80%	to	25.80%
VAN ECK VIP EMERGING MARKETS FUND
2016	5		$26.20	to	$27.05	$136	0.44%	1.25%	to	1.40%	(1.28) %	to	(1.14) %
2015	5		$26.54	to	$26.54	$140	0.55%	1.40%	to	1.40%	(15.19) %	to	(15.19) %
2014	7		$31.29	to	$31.29	$208	0.52%	1.40%	to	1.40%	(1.79) %	to	(1.79) %
2013	9		$31.86	to	$31.86	$284	1.90%	1.40%	to	1.40%	10.43%	to	10.43%
2012	15		$28.85	to	$29.61	$439	0.00%	1.25%	to	1.40%	27.99%	to	28.18%
VAN ECK VIP GLOBAL HARD ASSETS FUND CLASS S
(Effective date 01/09/2012)
2016	54		$7.21	to	$8.28	$466	0.14%	0.25%	to	1.20%	41.70%	to	43.05%
2015	13		$5.09	to	$5.79	$70	0.02%	0.25%	to	1.20%	(34.42) %	to	(33.78) %
2014	7		$7.77	to	$8.74	$58	0.00%	0.25%	to	1.00%	(20.23) %	to	(19.60) %
2013	2		$10.82	to	$10.87	$19	0.32%	0.25%	to	0.45%	9.74%	to	10.02%
2012	1		$9.86	to	$9.88	$10	0.00%	0.25%	to	0.45%	(1.40) %	to	(1.20) %

(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

FINANCIAL HIGHLIGHTS	At December 31					For the year or period ended December 31
INVESTMENT DIVISIONS	Units (000s)	Unit Fair Value			Net Assets (000s)	Investment Income Ratio	Expense Ratio lowest to highest			Total Return
		(a)		(b)						(a)		(b)
VAN ECK VIP GLOBAL HARD ASSETS FUND INITIAL CLASS
2016	2	$38.84	to	$40.47	$79	0.29%	1.25%	to	1.40%	41.72%	to	41.93%
2015	2	$27.41	to	$27.41	$47	0.04%	1.40%	to	1.40%	(34.37) %	to	(34.37) %
2014	4	$41.76	to	$41.76	$156	0.09%	1.40%	to	1.40%	(20.24) %	to	(20.24) %
2013	4	$52.36	to	$54.31	$196	0.78%	1.25%	to	1.40%	9.02%	to	9.17%
2012	6	$48.03	to	$49.75	$285	0.54%	1.25%	to	1.40%	1.93%	to	2.09%

* The Investment Division has units and/or assets that round to less than $1,000 or 1,000 units.

(a) The amounts in these columns are associated with the highest Expense Ratio.

(b) The amounts in these columns are associated with the lowest Expense Ratio.

(Concluded)

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Contract Owners of

Variable Annuity-2 Series Account

and the Board of Directors of

Great-West Life & Annuity Insurance Company

We have audited the accompanying statements of assets and liabilities of each of the investment divisions of the Variable Annuity-2 Series Account of Great-West Life & Annuity Insurance Company (the “Series Account”) as listed in Appendix A as of December 31, 2016, and the related statements of operations, the statements of changes in net assets, and the financial highlights in Note 4 for each of the periods presented. These financial statements and financial highlights are the responsibility of the Series Account’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Series Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Series Account’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2016, by correspondence with the mutual fund companies; where replies were not received from mutual fund companies, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the investment divisions of the Variable Annuity-2 Series Account of Great-West Life & Annuity Insurance Company as listed in Appendix A as of December 31, 2016, the results of their operations, the changes in their net assets, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Denver, Colorado

April 7, 2017

VARIABLE ANNUITY-2 SERIES ACCOUNT OF GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

APPENDIX A

  ALGER CAPITAL APPRECIATION PORTFOLIO

  ALGER LARGE CAP GROWTH PORTFOLIO

  ALGER MID CAP GROWTH PORTFOLIO

  ALGER SMALL CAP GROWTH PORTFOLIO

  ALGER SMID CAP GROWTH PORTFOLIO

  ALPS ALERIAN ENERGY INFRASTRUCTURE PORTFOLIO

  ALPS RED ROCKS LISTED PRIVATE EQUITY PORTFOLIO

  AMERICAN CENTURY INVESTMENTS VP INFLATION PROTECTION FUND

  AMERICAN CENTURY INVESTMENTS VP MID CAP VALUE FUND

  AMERICAN CENTURY INVESTMENTS VP VALUE FUND

  AMERICAN FUNDS IS INTERNATIONAL FUND

  AMERICAN FUNDS IS NEW WORLD FUND

  BLACKROCK GLOBAL ALLOCATION VI FUND

  BLACKROCK HIGH YIELD VI FUND

  CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO

  COLUMBIA VARIABLE PORTFOLIO - SELECT SMALLER-CAP VALUE FUND

  COLUMBIA VARIABLE PORTFOLIO - SELIGMAN GLOBAL TECHNOLOGY FUND CLASS 1

  COLUMBIA VARIABLE PORTFOLIO - SELIGMAN GLOBAL TECHNOLOGY FUND CLASS 2

  COLUMBIA VARIABLE PORTFOLIO - SMALL CAP VALUE FUND

  DELAWARE VIP EMERGING MARKETS SERIES

  DELWARE VIP INTERNATIONAL VALUE EQUITY SERIES

  DELAWARE VIP REIT SERIES

  DELAWARE VIP SMALL CAP VALUE SERIES

  DEUTSCHE CAPITAL GROWTH VIP

  DEUTSCHE GLOBAL SMALL CAP VIP

  DEUTSCHE LARGE CAP VALUE VIP

  DEUTSCHE SMALL MID CAP VALUE VIP

  DREYFUS IP TECHNOLOGY GROWTH PORTFOLIO

  DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC

  DREYFUS VIF APPRECIATION PORTFOLIO – INITIAL SHARES

  DREYFUS VIF APPRECIATION PORTFOLIO – SERVICE SHARES

  DREYFUS VIF GROWTH AND INCOME PORTFOLIO

  DREYFUS VIF INTERNATIONAL VALUE PORTFOLIO

  EATON VANCE VT FLOATING-RATE INCOME FUND

VARIABLE ANNUITY-2 SERIES ACCOUNT OF GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

APPENDIX A (Continued)

  FIDELITY VIP ASSET MANAGER PORTFOLIO

  FIDELITY VIP CONTRAFUND PORTFOLIO

  FIDELITY VIP GOVERNMENT MONEY MARKET PORTFOLIO

  FIDELITY VIP GROWTH OPPORTUNITIES PORTFOLIO

  FIDELITY VIP GROWTH PORTFOLIO

  FIDELITY VIP HIGH INCOME PORTFOLIO

  FIDELITY VIP INDEX 500 PORTFOLIO

  FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO

  FIDELITY VIP OVERSEAS PORTFOLIO

  FRANKLIN INCOME VIP FUND

  GOLDMAN SACHS VIT LARGE CAP VALUE FUND

  GOLDMAN SACHS VIT MULTI-STRATEGY ALTERNATIVES PORTFOLIO

  GOLDMAN SACHS VIT STRATEGIC GROWTH FUND

  GOLDMAN SACHS VIT STRATEGIC INCOME FUND

  GOLDMAN SACHS VIT U.S. EQUITY INSIGHTS FUND INSTITUTIONAL CLASS

  GOLDMAN SACHS VIT U.S. EQUITY INSIGHTS FUND SERVICE CLASS

  GREAT-WEST AGGRESSIVE PROFILE I FUND

  GREAT-WEST ARIEL MID CAP VALUE FUND

  GREAT-WEST BOND INDEX FUND

  GREAT-WEST CONSERVATIVE PROFILE I FUND

  GREAT-WEST FEDERATED BOND FUND

  GREAT-WEST GOLDMAN SACHS MID CAP VALUE FUND

  GREAT-WEST GOVERNMENT MONEY MARKET FUND

  GREAT-WEST INTERNATIONAL INDEX FUND

  GREAT-WEST INVESCO SMALL CAP VALUE FUND

  GREAT-WEST LIFETIME 2015 FUND

  GREAT-WEST LIFETIME 2015 FUND II

  GREAT-WEST LIFETIME 2020 FUND

  GREAT-WEST LIFETIME 2025 FUND

  GREAT-WEST LIFETIME 2025 FUND II

  GREAT-WEST LIFETIME 2030 FUND

  GREAT-WEST LIFETIME 2035 FUND

  GREAT-WEST LIFETIME 2035 FUND II

  GREAT-WEST LIFETIME 2040 FUND

VARIABLE ANNUITY-2 SERIES ACCOUNT OF GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

APPENDIX A (Continued)

  GREAT-WEST LIFETIME 2045 FUND

  GREAT-WEST LIFETIME 2045 FUND II

  GREAT-WEST LIFETIME 2050 FUND

  GREAT-WEST LIFETIME 2055 FUND

  GREAT-WEST LIFETIME 2055 FUND II

  GREAT-WEST LOOMIS SAYLES BOND FUND

  GREAT-WEST LOOMIS SAYLES SMALL CAP VALUE FUND

  GREAT-WEST MFS INTERNATIONAL GROWTH FUND

  GREAT-WEST MFS INTERNATIONAL VALUE FUND

  GREAT-WEST MODERATE PROFILE I FUND

  GREAT-WEST MODERATELY AGGRESSIVE PROFILE I FUND

  GREAT-WEST MODERATELY CONSERVATIVE PROFILE I FUND

  GREAT-WEST MULTI-MANAGER LARGE CAP GROWTH FUND

  GREAT-WEST MULTI-MANAGER SMALL CAP GROWTH FUND

  GREAT-WEST PUTNAM EQUITY INCOME FUND

  GREAT-WEST PUTNAM HIGH YIELD BOND FUND

  GREAT-WEST REAL ESTATE INDEX FUND

  GREAT-WEST S&P 500® INDEX FUND

  GREAT-WEST S&P MID CAP 400® INDEX FUND

  GREAT-WEST S&P SMALL CAP 600® INDEX FUND

  GREAT-WEST SECUREFOUNDATION® BALANCED FUND

  GREAT-WEST SHORT DURATION BOND FUND

  GREAT-WEST STOCK INDEX FUND

  GREAT-WEST T. ROWE PRICE MID CAP GROWTH FUND

  GREAT-WEST TEMPLETON GLOBAL BOND FUND

  GREAT-WEST U.S. GOVERNMENT MORTGAGE SECURITIES FUND

  INVESCO V.I. CORE EQUITY FUND

  INVESCO V.I. GLOBAL REAL ESTATE FUND

  INVESCO V.I. GROWTH & INCOME FUND

  INVESCO V.I. INTERNATIONAL GROWTH FUND

  INVESCO V.I. SMALL CAP EQUITY FUND

  IVY VIP ENERGY FUND

  JANUS ASPEN BALANCED PORTFOLIO

  JANUS ASPEN ENTERPRISE PORTFOLIO

VARIABLE ANNUITY-2 SERIES ACCOUNT OF GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

APPENDIX A (Continued)

  JANUS ASPEN FLEXIBLE BOND PORTFOLIO

  JANUS ASPEN OVERSEAS PORTFOLIO INSTITUTIONAL SHARES

  JANUS ASPEN OVERSEAS PORTFOLIO SERVICE SHARES

  JANUS ASPEN PERKINS MID CAP VALUE PORTFOLIO

  JPMORGAN INSURANCE TRUST INTREPID MID CAP PORTFOLIO

  LAZARD RETIREMENT US SMALL-MID CAP EQUITY PORTFOLIO

  LORD ABBETT SERIES DEVELOPING GROWTH PORTFOLIO

  MFS VIT II BLENDED RESEARCH CORE EQUITY PORTFOLIO

  MFS VIT II TECHNOLOGY PORTFOLIO

  NEUBERGER BERMAN AMT SOCIALLY RESPONSIVE PORTFOLIO

  NVIT DEVELOPING MARKETS FUND

  NVIT EMERGING MARKETS FUND

  OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

  PIMCO VIT COMMODITY REALRETURN STRATEGY PORTFOLIO

  PIMCO VIT LONG TERM U.S. GOVERNMENT PORTFOLIO

  PIMCO VIT LOW DURATION PORTFOLIO

  PIMCO VIT REAL RETURN PORTFOLIO

  PIMCO VIT SHORT TERM PORTFOLIO

  PIMCO VIT TOTAL RETURN PORTFOLIO

  PUTNAM VT ABSOLUTE RETURN 500 FUND

  PUTNAM VT AMERICAN GOVERNMENT INCOME FUND

  PUTNAM VT CAPITAL OPPORTUNITIES FUND

  PUTNAM VT GLOBAL ASSET ALLOCATION FUND

  PUTNAM VT GLOBAL EQUITY FUND

  PUTNAM VT GROWTH AND INCOME FUND

  PUTNAM VT GROWTH OPPORTUNITIES FUND

  PUTNAM VT INCOME FUND

  PUTNAM VT INTERNATIONAL EQUITY FUND

  PUTNAM VT INTERNATIONAL GROWTH FUND

  PUTNAM VT INTERNATIONAL VALUE FUND

  PUTNAM VT INVESTORS FUND

  PUTNAM VT RESEARCH FUND

  PUTNAM VT SMALL CAP VALUE FUND

  PUTNAM VT VOYAGER FUND

VARIABLE ANNUITY-2 SERIES ACCOUNT OF GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

APPENDIX A (Continued)

  T. ROWE PRICE BLUE CHIP GROWTH PORTFOLIO

  T. ROWE PRICE HEALTH SCIENCES PORTFOLIO

  UNIVERSAL INSTITUTIONAL FUNDS MID CAP GROWTH PORTFOLIO

  VAN ECK VIP EMERGING MARKETS FUND

  VAN ECK VIP GLOBAL HARD ASSETS FUND CLASS S

  VAN ECK VIP GLOBAL HARD ASSETS FUND INITIAL CLASS

  VAN ECK VIP MULTI MANAGER ALTERNATIVES FUND

PART C

OTHER INFORMATION

Item 24.	Financial Statements and Exhibits

	(a)	Financial Statements

The consolidated balance sheets of Great-West Life & Annuity Insurance Company (the “Depositor”) and subsidiaries as of December 31, 2016 and 2015, and the related consolidated statements of income, stockholder’s equity and cash flows for each of the three years in the period ended December 31, 2016, and the statements of assets and liabilities of each of the investment divisions which comprise the Registrant as of December 31, 2016, and the related statements of operations and changes in net assets, and the financial highlights for each of the periods presented are filed herewith.

	(b)	Exhibits

		(1)	Certified copy of resolution of Board of Directors of Depositor authorizing the establishment of Registrant (formerly Varifund Variable Annuity Account) is incorporated by reference to Form N-4 Registration Statement filed October 1, 2009 (File No. 333-162272).

		(2)	Not applicable.

		(3)	Underwriting Agreement between the Depositor and GWFS Equities, Inc. is incorporated by reference to Registrant’s Pre-Effective Amendment No. 1 to N-4 Registration Statement filed on September 6, 2013 (File No. 333-189114).

		(4)	(a) Form of variable annuity contract is incorporated by reference to Registrant’s Pre-Effective Amendment No. 1 to N-4 Registration Statement filed on June 24, 2015 (File No. 333-203262). Form of variable annuity contract amendment is incorporated by reference to Registrant’s Post-Effective Amendment No. 6 to N-4 Registration Statement filed on October 14, 2016 (File No. 333-203262).

(b) Form of T-Note Tracker GLWB Rider is incorporated by reference to Registrant’s Post-Effective Amendment No. 6 to N-4 Registration Statement filed on October 14, 2016 (File No. 333-203262). Forms of amendment to T-Note Tracker GLWB Rider are incorporated by reference to Registrant’s Post-Effective Amendment No. 10 to N-4 Registration Statement filed on June 5, 2017 (File No. 333-203262).

(c) Form of Great-West Secure Income Foundation GLWB Rider (formerly the Lifetime Income Lock Fixed GLWB Rider) is incorporated by reference to Registrant’s Post-Effective Amendment No. 6 to N-4 Registration Statement filed on October 14, 2016 (File No. 333-203262). Forms of amendment to Great-West Secure Income Foundation GLWB Rider are incorporated by reference to Registrant’s Post-Effective Amendment No. 10 to N-4 Registration Statement filed on June 5, 2017 (File No. 333-203262).

(d) Form of Great-West Secure Income Plus GLWB Rider (formerly the Roll-Up Fixed GLWB Rider) is incorporated by reference to Registrant’s Post-Effective Amendment No. 6 to N-4 Registration Statement filed on October 14, 2016 (File No. 333-203262). Forms of amendment to Great-West Secure Income Plus GLWB Rider are incorporated by reference to Registrant’s Post-Effective Amendment No. 10 to N-4 Registration Statement filed on June 5, 2017 (File No. 333-203262).

(e) Form of Great-West Secure Income Max GLWB Rider (formerly the Enhanced Withdrawal Fixed GLWB Rider) is incorporated by reference to Registrant’s Post-Effective Amendment No. 6 to N-4 Registration Statement filed on October 14, 2016 (File No. 333-203262). Forms of amendment to Great-West Secure Income Max GLWB Rider are incorporated by reference to Registrant’s Post-Effective Amendment No. 10 to N-4 Registration Statement filed on June 5, 2017 (File No. 333-203262).

(f) Form of Roth IRA Endorsement is incorporated by reference to Registrant’s Post-Effective Amendment No. 2 to the Registration Statement on Form N-4 filed on October 22, 2014 (File No. 333-189114).

(g) Form of Custodial IRA Endorsement is incorporated by reference to Registrant’s Post-Effective Amendment No. 6 to N-4 Registration Statement filed on October 14, 2016 (File No. 333-203262).

(h) Form of Fund Facilitation Fee Endorsement is incorporated by reference to Registrant’s Post-Effective Amendment No. 10 to N-4 Registration Statement filed on June 5, 2017 (File No. 333-203262).

(i) Form of Nursing Home and Terminal Illness Waiver Endorsement is incorporated by reference to Registrant’s Post-Effective amendment No. 14 to N-4 Registration Statement filed on October 12, 2017 (File No. 333-203262).

(j) Form of Non-Qualified Stretch Annuity Endorsement is incorporated by reference to Registrant’s Post-Effective amendment No. 14 to N-4 Registration Statement filed on October 12, 2017 (File No. 333-203262).

(k) Form of Non-Grantor Trust Endorsement is incorporated by reference to Registrant’s Post-Effective amendment No. 14 to N-4 Registration Statement filed on October 12, 2017 (File No. 333-203262).

(5)	Form of variable annuity contract application is incorporated by reference to Registrant’s Post-Effective Amendment No. 6 to N-4 Registration Statement filed on October 14, 2016 (File No. 333-203262).

(6)	(a) Amended and Restated Articles of Incorporation of Depositor are incorporated by reference to Registrant’s Pre-Effective Amendment No. 1 to N-4 Registration Statement filed on June 24, 2015 (File No. 333-203262).

(b) Bylaws of Depositor are incorporated by reference to Registrant’s Pre-Effective Amendment No. 1 to N-4 Registration Statement filed on June 24, 2015 (File No. 333-203262).

(7)	Not Applicable.

(8)	(a) Participation Agreement with Alger American Fund is incorporated by reference to Pre-Effective Amendment No. 2 to the Registration Statement filed by Variable Annuity-1 Series Account on Form N-4, filed on October 30, 1996 (File No. 811-07549); amendments to Participation Agreement with Alger American Fund are incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement filed by Variable Annuity-1 Series Account on Form N-4, filed on April 24, 2001 (File No. 333-52956), Post-Effective Amendment No. 8 to the Registration Statement filed by Variable Annuity-1 Series Account on April 12, 2002 (File No. 333-01153), Post-Effective Amendment No. 10 to the Registration Statement filed by Variable Annuity-1 Series Account on May 29, 2003 (File No. 333-52956), and to Registrant’s Registration Statement on Form N-4 filed on December 30, 2011 (File No. 333-176926).

(b) Participation Agreement with ALPS Variable Investment Trust is incorporated by reference to Registrant’s Pre-Effective Amendment No. 1 to N-4 Registration Statement filed on June 24, 2015 (File No. 333-203262); amendment to Participation Agreement with ALPS Variable Trust is incorporated by reference to Registrant’s Post-Effective Amendment No. 6 to N-4 Registration Statement filed on October 14, 2016 (File No. 333-203262).

(c) Participation Agreement with American Century Variable Portfolios, Inc. (formerly TCI Portfolios Inc.) is incorporated by reference to Pre-Effective Amendment No. 2 to the Registration Statement filed by Variable Annuity-1 Series Account on Form N-4, filed October 30, 1996 (File No. 811-07549); amendments to Participation Agreement with American Century Variable Portfolios are incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement filed by Variable Annuity-1 Series Account on Form N-4, filed April 24, 2001 (File No. 333-52956), Post-Effective Amendment No. 8 to the Registration Statement filed by Variable Annuity-1 Series Account on Form N-4, filed April 12, 2002 (File No. 333-01153), Post-Effective Amendment No. 10 to the Registration Statement filed by Variable Annuity-1 Series Account on Form N-4, filed May 29, 2003 (File No. 333-52956), and Post-Effective Amendment No. 2 to Registration Statement on Form N-4 filed on May 1, 2012 (File No. 333-177070).

(d) Participation Agreement with American Funds Insurance Series, First Amendment to Fund Participation Agreement with American Funds Insurance Series, Second Amendment to Fund Participation Agreement with American Funds Insurance Series, and Third Amendment to Fund Participation Agreement with American Funds Insurance Series are incorporated by reference to Registrant’s Pre-Effective Amendment No. 1 to N-4 Registration Statement filed on June 24, 2015 (File No. 333-203262).

(e) Participation Agreement with Delaware VIP Trust is incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement filed by Variable Annuity-1 Series Account on Form N-4, filed April 24, 2001 (File No. 333-52956); Amendments to Participation Agreement with Delaware VIP Trust are incorporated by reference to Post-Effective Amendment No. 10 to the Registration Statement filed by Variable Annuity-1 Series Account on Form N-4, filed May 29, 2003 (File No. 333-52956); Post-Effective Amendment No. 16 on Form N-4 filed on April 29, 2005 (File No. 333-52956); and Registrant’s Registration Statement on Form N-4 filed on December 30, 2011 (File No. 333-176926).

(f) Participation Agreement with Dreyfus Variable Investment Fund is incorporated by reference to Post-Effective Amendment No. 9 to the Registration Statement filed by Variable Annuity-1 Series Account on Form N-4, filed April 18, 2003 (File No. 333-01153); Amendments to Participation Agreement with Dreyfus Corporation are incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement filed by Variable Annuity-1 Series Account on Form N-4, filed April 24, 2001 (File No. 333-52956), and Post-Effective Amendment No. 10 to the Registration Statement filed by Variable Annuity-1 Series Account on Form N-4, filed May 29, 2003 (File No. 333-52956). Amendment to Participation Agreement with Dreyfus Variable Investment Fund is incorporated by reference to Post-Effective Amendment No. 2 to Registration Statement on Form N-4 filed on May 1, 2012 (File No. 333-177070).

(g) Participation Agreement with DWS Variable Series (formerly Scudder Variable Series I), is incorporated by reference to Variable Annuity-1 Series’ Post-Effective Amendment No. 3 on Form N-4, filed on April 16, 2002 (File No. 333-52956); amendment to Participation Agreement with Scudder Variable Life Investment Fund is incorporated by reference to Variable Annuity-1 Series’ Pre-Effective Amendment No. 1 on Form N-4, filed on April 25, 2001 (File No. 333-52956). Amendment to Participation Agreement with DWS Variable Series I and DWS Variable Series II are incorporated by reference to Variable Annuity-1 Series’ Post-Effective Amendment No. 16, filed on April 28, 2005 (File No. 333-52956). Amendments to Participation Agreements with DWS Variable Series I and DWS Variable Series II are incorporated by reference to Post-Effective Amendment No. 2 to Registration Statement on Form N-4 filed on May 1, 2012 (File No. 333-177070).

(h) Fund Participation Agreement with Eaton Vance Variable Trust is incorporated by reference to Registrant’s Post-Effective Amendment No. 6 to N-4 Registration Statement filed on October 14, 2016 (File No. 333-203262).

(i) Fund Participation Agreement with Franklin Templeton Variable Insurance Products Trust, and Amendment to Fund Participation Agreement with Franklin Templeton Variable Insurance Trust are incorporated by reference to Registrant’s Pre-Effective Amendment No. 1 to N-4 Registration Statement filed on June 24, 2015 (File No. 333-203262).

(j) Fund Participation Agreement with Goldman Sachs Variable Insurance Trust, and Amendment to Fund Participation Agreement with Goldman Sachs Variable Insurance Trust are incorporated by reference to Registrant’s Pre-Effective Amendment No. 1 to N-4 Registration Statement filed on June 24, 2015 (File No. 333-203262).

(k) Participation Agreement with AIM Variable Insurance Fund, now, Invesco Variable Insurance Fund, is incorporated by reference to Post-Effective Amendment No. 19 to the Registration Statement filed by Variable Annuity-1 Series Account on Form N-4 filed on April 25, 2008 (File No. 333-52956).

(l) Participation Agreement with Van Kampen Life Insurance Trust is incorporated by reference to Post-Effective Amendment No. 18 to the Registration Statement filed by Variable Annuity-1 Series Account on Form N-4 filed on April 27, 2007 (File No. 333-52956).

(m) Participation Agreement with Janus Aspen Series is incorporated by reference to Pre-Effective Amendment No. 2 to the Registration Statement filed by Variable Annuity-1 Series Account on Form N-4, filed October 30, 1996 (File No. 811-07549); amendments to Participation Agreement with Janus Aspen Series are incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement filed by Variable Annuity-1 Series Account on Form N-4, filed April 24, 2001 (File No. 333-52956), Post-Effective Amendment No. 3 to the Registration Statement filed by Variable Annuity-1 Series Account on Form N-4, filed April 16, 2002 (File No. 333-52956) and Post-Effective Amendment No. 10 to the Registration Statement filed by Variable Annuity-1 Series Account on Form N-4, filed May 29, 2003 (File No. 333-52956), and to Registrant’s Registration Statement on Form N-4 filed on December 30, 2011 (File No. 333-176926).

(n) Fund Participation Agreement with JPMorgan Insurance Trust, and Amendment to Fund Participation Agreement with JPMorgan Insurance Trust are incorporated by reference to Registrant’s Pre-Effective Amendment No. 1 to N-4 Registration Statement filed on June 24, 2015 (File No. 333-203262).

(o) Participation Agreement with Legg Mason Partners Variable Equity Trust and Legg Mason Partners Variable Income Trust is incorporated by reference to Registrant’s Pre-Effective Amendment No. 1 to N-4 Registration Statement filed on June 24, 2015 (File No. 333-203262).

(p) Participation Agreement between Registrant and Great-West Funds, Inc. (formerly Maxim Series Fund) is incorporated by reference to Registrant’s Registration Statement on Form N-4 filed on December 30, 2011 (File No. 333-176926).

(q) Participation Agreement with Neuberger Berman Advisers Management Trust is incorporated by reference to Post-Effective Amendment No. 17 to the Registration Statement filed by Variable Annuity-1 Series Account on Form N-4 filed on April 26, 2006 (File No. 333-52956). Amendment to Participation Agreement is incorporated by reference to Registrant’s Registration Statement on Form N-4 filed on December 30, 2011 (File No. 333-176926).

(r) Participation Agreement with PIMCO Variable Insurance Trust; and amendments to Participation Agreements with PIMCO are incorporated by reference to Post-Effective Amendment No. 10 to the Registration Statement filed by Variable Annuity-1 Series Account on Form N-4, filed May 29, 2003 (File No. 333-52956); Amendment to Participation Agreements with PIMCO is incorporated by reference to Post-Effective Amendment No. 16 to the Registration Statement filed by Variable Annuity-1 Series Account on Form N-4 filed on April 29, 2005 (File No. 333-52956). Amendment to Participation Agreement is incorporated by reference to Registrant’s Registration Statement on Form N-4 filed on December 30, 2011 (File No. 333-176926).

(s) Participation Agreement with Putnam Variable Trust and amendments thereto are incorporated by reference to Registrant’s Registration Statement on Form N-4 filed on December 30, 2011 (File No. 333-176926).

(t) Participation Agreement with T. Rowe Price Equity Series, Inc., T. Rowe Price Fixed Income Series, Inc., T. Rowe Price International Series, Inc., T. Rowe Price Investment Services, Inc. and amendments thereto are incorporated by reference to Post-Effective Amendment No. 2 to Registration Statement on Form N-4 filed on May 1, 2012 (File No. 333-177070).

(u) Participation Agreement with Variable Annuity-1 Series Account and Van Eck Worldwide Insurance Trust is incorporated by reference to Pre-Effective Amendment No. 2 to the Registration Statement filed by Variable Annuity-1 Series Account on Form N-4, filed October 30, 1996 (File No. 811-07549). Amendment to Participation Agreement between Variable Annuity-1 Series Account and Van Eck Worldwide Insurance Trust is incorporated by reference to Post-Effective Amendment No. 21 to the Registration Statement filed by Variable Annuity-1 Series Account on Form N-4, filed April 16, 2010 (File No. 333-52956). Amendment to Fund Participation Agreement with Van Eck VIP Trust (f/k/a Van Eck Worldwide Insurance Trust) is incorporated by reference to Post-Effective Amendment No. 2 to Registration Statement on Form N-4 filed on May 1, 2012 (File No. 333-177070).

(v) Participation Agreement with MFS Variable Insurance Trust and MFS Variable Insurance Trust II is incorporated by reference to Post-Effective Amendment No. 10 to Registration Statement on Form N-4, filed on April 21, 2017 (File No. 333-203262); amendment to Participation Agreement with MFS Variable Insurance Trust, MFS Variable Insurance Trust II, and MFS Variable Insurance Trust III is incorporated by reference to Post-Effective Amendment No. 10 to Registration Statement on Form N-4, filed on April 21, 2017 (File No. 333-203262).

(w) Participation Agreement with First Trust Variable Insurance Trust is incorporated by reference to Post-Effective Amendment No. 10 to Registration Statement on Form N-4, filed on April 21, 2017 (File No. 333-203262).

(x) Participation Agreement with DFA Investment Dimensions Group Inc. is incorporated by reference to Registrant’s Post-Effective amendment No. 14 to N-4 Registration Statement filed on October 12, 2017 (File No. 333-203262).

(y) Form of Rule 22c-2 Shareholder Information Agreement is incorporated by reference to Post-Effective Amendment No. 18 to the Registration Statement filed by Variable Annuity-1 Series Account on Form N-4 filed on April 27, 2007 (File No. 333-52956).

(z) Form of letter from Depositor providing for limited time exchange of GLWB Riders is incorporated by reference to Post-Effective Amendment No. 5 to the Registration Statement on Form N-4 filed on June 24, 2016 (File No. 333-203262).

(9)	Opinion of Counsel and Consent is incorporated by reference to Registrant’s Pre-Effective Amendment No. 1 to N-4 Registration Statement filed on June 24, 2015 (File No. 333-203262).

(10)	(a) Written Consent of Carlton Fields Jorden Burt, P.A., is filed herewith.

(b) Written Consent of independent registered public accounting firm is filed herewith.

(11)	Not Applicable.

(12)	Not Applicable.

(13)	Powers of Attorney for Directors Bernbach, Coutu, A. Desmarais, P. Desmarais, Jr., Doer, Fleming, Généreux, Louvel, Mahon, Nickerson, Orr, Rousseau, Royer, Ryan, Jr., Selitto, Tretiak, and Walsh are incorporated by reference to Post-Effective Amendment No. 10 to Registration Statement on Form N-4, filed on April 21, 2017 (File No. 333-203262).

Item 25. Directors and Officers of the Depositor

Name	Principal Business Address	Positions and Offices with Depositor

R.J. Orr	(4)	Chairman of the Board

R.L. Reynolds	(2)	Director, President, and Chief Executive Officer

J.L. Bernbach	32 East 57th Street, 10th Floor New York, NY 10022	Director

M.R. Coutu	Brookfield Asset Management Inc. 335 - 8th Avenue SW - Suite 1700 Calgary, AB T2P 1C9	Director

A.R. Desmarais	(4)	Director

P.G. Desmarais, Jr.	(4)	Director

G.A. Doer	(1)	Director

G.J. Fleming	(2)	Director

C. Généreux	(4)	Director

A. Louvel	930 Fifth Avenue, Apt. 17D New York, NY 10021	Director

P.A. Mahon	(1)	Director

J.E.A. Nickerson	H.B. Nickerson & Sons Limited P.O. Box 130 North Sydney, Nova Scotia, Canada B2A 3M2	Director

H.P. Rousseau	(4)	Director

R. Royer	(4)	Director

T.T. Ryan, Jr.	JP Morgan Chase 270 Park Avenue, Floor 47 New York, NY 10017	Director

J.J. Selitto	437 West Chestnut Hill Avenue Philadelphia, PA 19118	Director

G.D. Tretiak	(4)	Director

B.E. Walsh	Saguenay Capital, LLC The Centre at Purchase Two Manhattanville Road, Suite 403 Purchase, NY 10577	Director

E.F. Murphy, III	(2)	President, Empower Retirement

R.K. Shaw	(2)	President, Individual Markets

S.C. Sipple	(2)	President, Great-West Investments

A.S. Bolotin	(2)	Executive Vice President and Chief Financial Officer

E.P. Friesen	(2)	Chief Investment Officer, General Account

J.W. Knight	(3)	Senior Vice President & Chief Technology Officer

C.M. Moritz	(2)	Senior Vice President and Chief Financial Officer, Empower Retirement

J.E. Brown	(2)	Senior Vice President, Separate Accounts

R.G. Capone	(2)	Senior Vice President, GWI Sales

R.G. Schultz	(3)	General Counsel, Chief Legal Officer, and Secretary

K.I. Schindler	(2)	Chief Compliance Officer

R.H. Linton, Jr.	(2)	Executive Vice President, Empower Retirement Operations

J.M. Gearin	(2)	Senior Vice President, Empower Retirement Operations

D.A. Morrison	(2)	Senior Vice President, Government Markets

S.E. Jenks	(2)	Senior Vice President, Marketing

R.J. Laeyendecker	(2)	Senior Vice President, Executive Benefits Markets

W.J. McDermott	(2)	Senior Vice President, Large, Mega, NFP Market

D.G. McLeod	(2)	Senior Vice President, Product Management

B.J. Schwartz	(2)	Senior Vice President, Commercial Mortgage Investments

C.G. Step	(2)	Senior Vice President, Empower Retirement Products

C. E. Waddell	(2)	Senior Vice President, Retirement Solutions

(1)	100 Osborne Street North, Winnipeg, Manitoba, Canada R3C 3A5.

(2)	8515 East Orchard Road, Greenwood Village, Colorado 80111.

(3)	8525 East Orchard Road, Greenwood Village, Colorado 80111.

(4)	Power Financial Corporation, 751 Victoria Square, Montreal, Quebec, Canada H2Y 2J3.

Item 26. Persons controlled by or under common control with the Depositor or Registrant as of 12/31/2016

The Registrant is a separate account of Great-West Life & Annuity Insurance Company, a stock life insurance company incorporated under the laws of the State of Colorado (“Depositor”). The Depositor is an indirect subsidiary of Power Corporation of Canada. An organizational chart for Power Corporation of Canada is set forth below.

(State/Country of Organization) - Nature of Business

Organizational Chart – December 31, 2016

I.	OWNERSHIP OF POWER CORPORATION OF CANADA

The following sets out the ownership, based on votes attached to the outstanding voting shares, of Power Corporation of Canada:

The Desmarais Family Residuary Trust
99.999% - Pansolo Holding Inc.
59.22% - Power Corporation of Canada

The total voting rights of Power Corporation of Canada (PCC) controlled directly and indirectly by the Desmarais Family Residuary Trust are as follows. There are issued and outstanding as of December 31, 2016 414,461,536 Subordinate Voting Shares (SVS) of PCC carrying one vote per share and 48,854,772 Participating Preferred Shares (PPS) carrying 10 votes per share; hence the total voting rights are 903,009,256.

Pansolo Holding Inc. owns directly 48,363,392 SVS and 48,638,392 PPS, entitling Pansolo Holding Inc. directly to an aggregate percentage of voting rights of 534,747,312 or 59.22% of the total voting rights attached to the shares of PCC.

II. OWNERSHIP BY POWER CORPORATION OF CANADA

Power Corporation of Canada has a voting interest in the following entities:

A. Great-West Life & Annuity Insurance Company Group of Companies (U.S. insurance)

Power Corporation of Canada
100.0% - 171263 Canada Inc.
65.591% - Power Financial Corporation
67.880% - Great-West Lifeco Inc.
100.0% - Great-West Financial (Canada) Inc.
100.0% - Great-West Financial (Nova Scotia) Co.
100.0% - Great-West Lifeco U.S. LLC
100.0% - Great-West Services Singapore I Private Limited
100.0% - Great-West Services Singapore II Private Limited
99.0% - Great West Global Business Services India Private Limited (1% owned by Great-West Services Singapore I Private Limited)
1.0% - Great West Global Business Services India Private Limited (99% owned by Great-West Services Singapore II Private Limited)
100.0% - GWL&A Financial Inc.
60.0% - Great-West Life & Annuity Insurance Capital (Nova Scotia) Co. (40% owned by Great-West Life & Annuity Insurance Capital, LP)
40.0% - Great-West Life & Annuity Insurance Capital, LLC (60% owned by GWL&A Financial Inc.)
60.0% - Great-West Life & Annuity Insurance Capital (Nova Scotia) Co. II (40% owned by Great-West Life & Annuity Insurance Capital, LP II)
40.0% - Great-West Life & Annuity Insurance Capital, LLC II (60% owned by GWL&A Financial Inc.)
60.0% - Great-West Life & Annuity Insurance Capital, LLC (40% owned by Great-West Life & Annuity Insurance Capital (Nova Scotia) Co.)
60.0% - Great-West Life & Annuity Insurance Capital, LLC II (40% owned by Great-West Life & Annuity Insurance Capital (Nova Scotia) Co. II)
100.0% - Great-West Life & Annuity Insurance Company (Fed ID # 84-0467907 - NAIC # 68322, CO)

2

100.0% - Great-West Life & Annuity Insurance Company of New York (Fed ID # 13-2690792 - NAIC # 79359, NY)
100.0% - Advised Assets Group, LLC
100.0% - GWFS Equities, Inc.
100.0% - Great-West Life & Annuity Insurance Company of South Carolina
100.0% - Emjay Corporation
100.0% - FASCore, LLC
50.0% - Westkin Properties Ltd.
100.0% - Great-West Capital Management, LLC
100.0% - Great-West Trust Company, LLC
100.0% - Lottery Receivable Company One LLC
100.0% - LR Company II, L.L.C.
100.0% - Singer Collateral Trust IV
100.0% - Singer Collateral Trust V
100.0% - Great-West Financial Retirement Plan Services, LLC
100.0% - Empower Securities, LLC

B. Putnam Investments Group of Companies (Mutual Funds)

Power Corporation of Canada
100.0% - 171263 Canada Inc.
65.591% - Power Financial Corporation
67.880% - Great-West Lifeco Inc.
100.0% - Great-West Financial (Canada) Inc.
100.0% - Great-West Financial (Nova Scotia) Co.
100% - Great-West Lifeco U.S. LLC
99.0% - Great-West Lifeco U.S. Holdings, L.P. (1% owned by Great-West Lifeco U.S. Holdings, LLC)
100.0% - Great-West Lifeco U.S. Holdings, LLC
1% - Great-West Lifeco U.S. Holdings, L.P. (99% owned by Great-West Lifeco U.S. LLC)
95.84% - Putnam Investments, LLC (4.16% owned by Putnam senior management)
100.0% - Putnam Acquisition Financing, Inc.
100.0% - Putnam Acquisition Financing LLC
100.0% - Putnam Holdings, LLC
100.0% - Putnam U.S. Holdings I, LLC
100.0% - Putnam Investment Management, LLC
100.0% - Putnam Fiduciary Trust Company
100.0% - Putnam Investor Services, Inc.
100.0% - Putnam Retail Management GP, Inc.
1.0% - Putnam Retail Management Limited Partnership (99% owned by Putnam U.S. Holdings I, LLC)
99.0% - Putnam Retail Management Limited Partnership (1% owned by Putnam Retail Management GP, Inc.)
100.0% - PanAgora Holdings, Inc.
82.02% - PanAgora Asset Management, Inc. (16.08% owned by Nippon Life Insurance Company, 3% non voting by management)
100.0% - Putnam GP Inc.

3

1.0% - TH Lee Putnam Equity Managers LP (99% owned by Putnam U.S. Holdings I, LLC)
99.0% - TH Lee Putnam Equity Managers LP (1% owned by Putnam GP Inc.)
100.0% - Putnam Investment Holdings, L.L.C.
100.0% - Savings Investments, LLC
100.0% - Putnam Capital, LLC
100.0% - Putnam Mortgage Opportunities Company
100.0% - The Putnam Advisory Company, LLC
100.0% - Putnam Advisory Holdings LLC
100.0% - Putnam Investments Canada ULC
100.0% - Putnam Investments (Ireland) Limited
100.0% - Putnam Investments Australia Pty
100.0% - Putnam Investments Securities Co., Ltd.
100.0% - Putnam International Distributors, Ltd.
100.0% - Putnam Investments Argentina S.A.
100.0% - Putnam Investments Limited

C. The Great-West Life Assurance Company Group of Companies (Canadian insurance)

Power Corporation of Canada
100.0% - 171263 Canada Inc.
65.591% - Power Financial Corporation
67.880% - Great-West Lifeco Inc.
100.0% - 2142540 Ontario Inc.
1.0% - Great-West Lifeco Finance (Delaware) LP (99.0% owned by Great-West Lifeco Inc.)
40.0% - Great-West Lifeco Finance (Delaware) LLC (60.0% owned by The Great-West Life Assurance Company)
100.0% - 2023308 Ontario Inc.
1.0% - Great-West Life & Annuity Insurance Capital, LP (99.0% owned by Great-West Lifeco Inc.)
40.0% - Great-West Life & Annuity Insurance Capital (Nova Scotia) Co. (60.0% owned by GWL&A Financial Inc.)
40.0% - Great-West Life & Annuity Insurance Capital, LLC (60.0% owned by GWL&A Financial Inc.)
1.0% - Great-West Life & Annuity Insurance Capital, LP II (99.0% owned by Great-West Lifeco Inc.)
40.0% - Great-West Life & Annuity Insurance Capital (Nova Scotia) Co. II (60.0% owned by GWL&A Financial Inc.)
40.0% - Great-West Life & Annuity Insurance Capital, LLC II (60.0% owned by GWL&A Financial Inc.)
100.0% - 2171866 Ontario Inc
1.0% - Great-West Lifeco Finance (Delaware) LP II (99.0% owned by Great-West Lifeco Inc.)
100.0% - Great-West Lifeco Finance (Delaware) LLC II
100.0% - 2023310 Ontario Inc.
100.0% - 2023311 Ontario Inc.
100.0% - 6109756 Canada Inc.
100.0% - 6922023 Canada Inc.
100.0% - 8563993 Canada Inc.
100.0% - 9855297 Canada Inc.
100.0% - The Great-West Life Assurance Company (NAIC #80705, MI)
29.4% - GWL THL Private Equity I Inc. (11.8% owned by The Canada Life Assurance Company, 58.8% owned by The Canada Life Insurance Company of Canada)

4

100.0% - GWL THL Private Equity II Inc.
100.0% - Great-West Investors Holdco Inc.
100.0% - Great-West Investors LLC
100.0% - Great-West Investors LP Inc.
99.0% - Great-West Investors LP (1.0% owned by Great-West Investors GP Inc.)
100.0% - T.H. Lee Interests
100.0% - Great-West Investors GP Inc.
1.0% - Great-West Investors LP (99.0% owned by Great-West Investors LP Inc.)
100.0% - T.H. Lee Interests
100.0% - GWL Realty Advisors Inc.
100.0% - GWL Realty Advisors U.S., Inc.
100.0% - RA Real Estate Inc.
0.1% - RMA Real Estate LP (69.9% owned by The Great-West Life Assurance Company, 30.0% owned by London Life Insurance Company)
100% - RMA Properties Ltd.
100% - RMA Properties (Riverside) Ltd.
100% - S-8025 Holdings Ltd.
100.0% - Vertica Resident Services Inc.
100.0% - 2278372 Ontario Inc.
100.0% - GLC Asset Management Group Ltd.
100.0% - 200 Graham Ltd.
100.0% - 801611 Ontario Limited
100.0% - 1213763 Ontario Inc.
99.99% - Riverside II Limited Partnership (0.01% owned by 2024071 Ontario Limited)
70.0% - Kings Cross Shopping Centre Ltd. (30% owned by London Life Insurance Company)
100.0% - 681348 Alberta Ltd.
50.0% - 3352200 Canada Inc.
100.0% - 1420731 Ontario Limited
60.0% - Great-West Lifeco Finance (Delaware) LLC (40.0% owned by Great-West Lifeco Finance (Delaware) LP)
100.0% - 1455250 Ontario Limited
100.0% - CGWLL Inc.
65.0% - The Walmer Road Limited Partnership (35.0% owned by London Life Insurance Company)
50.0% - Laurier House Apartments Limited (50.0% owned by London Life Insurance Company)
100.0% - 2024071 Ontario Limited
100.0% - 431687 Ontario Limited
0.01% - Riverside II Limited Partnership (99.99% owned by 1213763 Ontario Inc.)
100.0% - High Park Bayview Inc.
0.001% - High Park Bayview Limited Partnership
75.0% - High Park Bayview Limited Partnership (25.0% owned by London Life Insurance Company)
5.6% - MAM Holdings Inc. (94.4% owned by The Canada Life Insurance Company of Canada)
100% - Mountain Asset Management LLC
100.0% - 647679 B.C. Ltd.
70.0% - TGS North American Real Estate Investment Trust (30% owned by London Life Insurance Company)
100.0% - TGS Trust

5

70.0% - RMA Realty Holdings Corporation Ltd. (30.0% owned by London Life Insurance Company)
100.0% 1995709 Alberta Ltd.
100.0% - RMA (U.S.) Realty LLC (Delaware) (special shares held by 1995709 Alberta Ltd.
100.0% - RMA American Realty Corp.
1% - RMA American Realty Limited Partnership [(99% owned by RMA (U.S.) Realty LLC (Delaware)]
99.0% - RMA American Realty Limited Partnership (1% owned by RMA American Realty Corp.)
69.9% - RMA Real Estate LP (30.0% owned by London Life Insurance Company; 0.1% owned by RA Real Estate Inc.)
100.0% - RMA Properties Ltd.
100.0% - S-8025 Holdings Ltd.
100.0% - RMA Properties (Riverside) Ltd.
70.0% - KS Village (Millstream) Inc. (30.0% owned by London Life Insurance Company)
70.0% - 0726861 B.C. Ltd. (30.0% owned by London Life Insurance Company)
70.0% - Trop Beau Developments Limited (30.0% owned by London Life Insurance Company)
70.0% - Kelowna Central Park Properties Ltd. (30.0% owned by London Life Insurance Company)
70.0% - Kelowna Central Park Phase II Properties Ltd. (30.0% owned by London Life Insurance Company)
40.0% - PVS Preferred Vision Services Inc.
12.5% - Vaudreuil Shopping Centres Limited (75.0% owned by London Life Insurance Company, 12.5% owned by The Canada Life Insurance Company of Canada)
70.0% - Saskatoon West Shopping Centres Limited (30.0% owned by London Life Insurance Company)
12.5% - 2331777 Ontario Ltd. (75.0% owned by London Life Insurance Company, 12.5% owned by The Canada Life Insurance Company of Canada)
12.5% - 2344701 Ontario Ltd. (75.0% owned by London Life Insurance Company, 12.5% owned by The Canada Life Insurance Company of Canada)
12.5% - 2356720 Ontario Ltd. (75.0% owned by London Life Insurance Company, 12.5% owned by The Canada Life Insurance Company of Canada)
12.5% - 0977221 B.C. Ltd. (75.0% owned by London Life Insurance Company, 12.5% owned by The Canada Life Insurance Company of Canada)
100.0% - 7419521 Manitoba Ltd.

 0.001% - 7420928 Manitoba limited Partnership (24.99% owned each by The Great-West Life Assurance Company, London Life Insurance Company, The Canada Life Assurance Company and The Canada Life Insurance Company of Canada)

100.0% - 7419539 Manitoba Ltd.
100.0% - London Insurance Group Inc.
100.0% - Trivest Insurance Network Limited
100.0% - London Life Insurance Company (Fed ID # 52-1548741 – NAIC # 83550, MI)
100.0% - 1542775 Alberta Ltd.
100.0% - 0813212 B.C. Ltd.
30.0% - Kings Cross Shopping Centre Ltd. (70% owned by The Great-West Life Assurance Company)
30.0% - 0726861 B.C. Ltd. (70% owned by The Great-West Life Assurance Company)
30.0% - TGS North American Real Estate Investment Trust (70% owned by The Great-West Life Assurance Company)
100.0% - TGS Trust
30.0% - RMA Realty Holdings Corporation Ltd. (70% owned by The Great-West Life Assurance Company)
100.0% 1995709 Alberta Ltd.
100.0% - RMA (U.S.) Realty LLC (Delaware) (special shares held by 1995709 Alberta Ltd.)
100.0% - RMA American Realty Corp.
1.0% - RMA American Realty Limited Partnership [(99% owned by RMA (U.S.) Realty LLC (Delaware)]
99.0% - RMA American Realty Limited Partnership (1% owned by RMA American Realty Corp.)
30.0% - RMA Real Estate LP (69.9% owned by The Great-West Life Assurance Company; 0.1% owned by RA Real Estate Inc.)
100.0% - RMA Properties Ltd.

6

100.0% - S-8025 Holdings Ltd.
100.0% - RMA Properties (Riverside) Ltd.
100.0% - 1319399 Ontario Inc.

24.99%- 7420928 Manitoba limited Partnership (24.99% limited partner interest each held by The Great-West Life Assurance Company, The Canada Life Assurance Company and The Canada Life Insurance Company of Canada; 7419521 Manitoba Ltd. holds 0.001% interest)

100.0% - 3853071 Canada Limited
50.0% - Laurier House Apartments Limited (50.0% owned by The Great-West Life Assurance Company)
30.0% - Kelowna Central Park Properties Ltd. (70.0% owned by The Great-West Life Assurance Company)
30.0% - Kelowna Central Park Phase II Properties Ltd. (70.0% owned by The Great-West Life Assurance Company)
30.0% - Trop Beau Developments Limited (70.0% owned by The Great-West Life Assurance Company)
100.0% - 4298098 Canada Inc.
100.0% - GWLC Holdings Inc.
100% - GLC Reinsurance Corporation
100.0% - 389288 B.C. Ltd.
100.0% - Quadrus Investment Services Ltd.
35.0% - The Walmer Road Limited Partnership (65.0% owned by The Great-West Life Assurance Company)
100.0% - 177545 Canada Limited
88.0% - Neighborhood Dental Services Ltd.
100.0% - Quadrus Distribution Services Ltd.
100.0% - Toronto College Park Ltd.
25.0% - High Park Bayview Limited Partnership (75.0% owned by The Great-West Life Assurance Company)
30.0% - KS Village (Millstream) Inc. (70.0% owned by The Great-West Life Assurance Company)
100.0% - London Life Financial Corporation
89.4% - London Reinsurance Group, Inc. (10.6% owned by London Life Insurance Company)
100.0% - London Life and Casualty Reinsurance Corporation
100.0% - Trabaja Reinsurance Company Ltd.
100.0% - London Life and Casualty (Barbados) Corporation
100.0% - LRG (US), Inc.
100.0% - London Life International Reinsurance Corporation
100.0% - London Life Reinsurance Company (Fed ID # 23-2044256 – NAIC # 76694, PA)
75.0% - Vaudreuil Shopping Centres Limited (12.5% owned by The Great-West Life Assurance Company, 12.5% owned by The Canada Life Insurance Company of Canada)
10.6% - London Reinsurance Group Inc. (89.4% owned by London Life Financial Corporation)
30.0% - Saskatoon West Shopping Centres Limited (70.0% owned by The Great-West Life Assurance Company)
75.0% - 2331777 Ontario Ltd. (12.5% owned by The Great-West Life Assurance Company, 12.5% owned by The Canada Life Insurance Company of Canada)
75.0% - 2344701 Ontario Ltd. (12.5% owned by The Great-West Life Assurance Company, 12.5% owned by The Canada Life Insurance Company of Canada)
75.0% - 2356720 Ontario Ltd. (12.5% owned by The Great-West Life Assurance Company, 12.5% owned by The Canada Life Insurance Company of Canada)
75.0% - 0977221 B.C. Ltd. (12.5% owned by The Great-West Life Assurance Company, 12.5% owned by The Canada Life Insurance Company of Canada)
100.0% - Canada Life Financial Corporation
100.0% - The Canada Life Assurance Company (Fed ID # 38-0397420, NAIC # 80659, MI)

24.99%- 7420928 Manitoba Limited Partnership (24.99% limited partner interest held by The Great-West Life Assurance Company, London Life Insurance Company and the Canada Life Insurance Company of Canada; 7419521 Manitoba Ltd. holds 0.001% interest)

100.0% - Canada Life Capital Corporation, Inc.
100.0% - Canada Life International Holdings, Limited

7

100.0% - Canada Life Group Holdings Limited
100.0% - Canada Life International Services Limited
100.0% - Canada Life International Limited
100.0% - CLI Institutional Limited
100.0% - The Canada Life Group (U.K.) Limited
80.0% - Canada Life International Assurance (Ireland) Designated Activity Company (20.0% owned by CL Abbey Limited)
100.0% - Canada Life Irish Holding Company, Limited
100.0% - Canada Life Group Services Limited
100.0% - Canada Life Europe Investment Limited
100.0% - Canada Life Europe Management Services, Limited
21.33% - Canada Life Assurance Europe Limited(78.67% owned by Canada Life Europe Investment Limited)
78.67% - Canada Life Assurance Europe Limited (21.33% owned by Canada Life Europe Management Services Limited)
100.0% - London Life and General Reinsurance dac
100.0% - Canada Life International Re dac
100.0% - Canada Life Reinsurance International Ltd.
100.0% - Canada Life Reinsurance Ltd.
100.0% - CL Abbey Limited
20.0% - Canada Life International Assurance (Ireland) Designated Activity Company (80.0% owned by The Canada Life Group (U.K.) Limited)
100.0% - Irish Life Investment Managers Limited
100.0% - Summit Asset Managers Limited
7.0% - Irish Association of Investment Managers CLG
100.0% - Setanta Asset Management Limited
100.0% - Canada Life Pension Managers & Trustees Limited
100.0% - Canada Life Asset Management Limited
100.0% - Canada Life European Real Estate Limited
100.0% - Hotel Operations (Walsall) Limited
100.0% - Hotel Operations (Cardiff) Limited
100.0% - Canada Life Trustee Services (U.K.) Limited
100.0% - CLFIS (U.K.) Limited
100.0% - Canada Life Limited
30.45% - ETC Hobley Drive Management Company Limited
100.0% - Synergy Sunrise (Wellington Row) Limited
100.0% - Canada Life (U.K.) Limited
100.0% - Albany Life Assurance Company Limited
100.0% - Canada Life Management (U.K.) Limited
100.0% - Canada Life Services (U.K.) Limited
100.0% - Canada Life Fund Managers (U.K.) Limited
100.0% - Canada Life Group Services (U.K.) Limited
100.0% - Canada Life Holdings (U.K.) Limited
100.0% - Canada Life Irish Operations Limited
100.0% - Canada Life Ireland Holdings Limited.
100.0% - Irish Life Group Limited
100.0% Canada Life (Ireland) Limited

8

100.0% Irish Life Health dac
100.0% - Irish Progressive Services International Ltd
100.0% - Irish Life Group Services Limited
100.0% - Irish Life Financial Services Ltd.
100.0% - Glohealth Financial Services Limited
49.0% - Affinity First Limited (51.0% interest unknown)
100.0% - Vestone Ltd.
100.0% - Cornmarket Group Financial Services Limited
100.0% - Cornmarket Insurance Brokers Ltd.
100.0% - Cornmarket Insurance Services Limited
25.0% EIS Financial Services Limited (75.0% interest unknown)
100.0% - Cornmarket Retail Trading Ltd.
100.0% - Savings & Investments Ltd.
100.0% - Gregan McGuiness (Life & Pensions) Ltd.
100.0% - Penpro Limited
100.0% - Irish Life Associate Holdings Unlimited Company
100.0% - Irish Life Irish Holdings Unlimited Company
30.43% - Allianz-Irish Life Holdings plc.
100.0% - Irish Life Assurance plc.
100.0% - Ballsbridge Property Investments Ltd.
100.0% - Cathair Ce Ltd.
100.0% - Ilona Financial Group, Inc.
100.0% - Irish Life Unit Fund Managers Ltd.
100.0% - Tredwell Associates Ltd.
100.0% - Irish Life Trustee Services Limited
100.0% - Office Park De Mont-St-Guibert A S.A.
100.0% - Office Park De Mont-St-Guibert B S.A.
100.0% - Office Park De Mont-St-Guibert C S.A.
100.0% - (2,3&4) Basement Company Limited
66.66% - City Gate Park Administration Limited
51.0% - SJRQ Riverside IV Management Company Ltd.
50.0% - Hollins Clough Management Company Ltd.
50.0% - Dakline Company Ltd.
20.0% - Choralli Limited
14.0% - Baggot Court Management Limited
5.5% - Padamul Ltd.
18.2143% - Tour Esplanade (Paris) LP
100.0% - 4073649 Canada, Inc. (1 common share owned by 587443 Ontario, Inc.)
100.0% - CL Luxembourg Capital Management S.á.r.l.
100.0% - 8478163 Canada Limited
100.0% - Canada Life Capital Bermuda Limited
100.0% - 9983813 Canada Inc.
100.0% - Canada Life Capital Bermuda III Limited

9

100.0% - Canada Life Capital Bermuda II Limited
100.0% - The Canada Life Insurance Company of Canada

24.99%- 7420928 Manitoba limited Partnership (24.99% limited partner interest held by The Great-West Life Assurance Company, London Life Insurance Company and The Canada Life Assurance Company; 7419521 Manitoba Ltd. holds 0.001% interest)

100.0% - 6855572 Manitoba Ltd.
94.4% - MAM Holdings Inc. (5.6% owned by The Great-West Life Assurance Company)
100.0% - Mountain Asset Management LLC
12.5% - 2331777 Ontario Ltd. (75% owned by London Life Insurance Company, 12.5% owned by The Great-West Life Assurance Company)
12.5% - 2344701 Ontario Ltd. (75% owned by London Life Insurance Company, 12.5% owned by The Great-West Life Assurance Company)
12.5% - Vaudreuil Shopping Centres Limited (75% owned by London Life Insurance Company, 12.5% owned by The Great-West Life Assurance Company)
12.5% - 2356720 Ontario Ltd. (75% owned by London Life Insurance Company, 12.5% owned by The Great-West Life Assurance Company)
12.5% - 0977221 B.C. Ltd. (75% owned by London Life Insurance Company, 12.5% owned by The Great-West Life Assurance Company)
58.8% - GWL THL Private Equity I Inc. (11.8% The Canada Life Assurance Company, 29.4% The Great-West Life Assurance Company)
100.0% - GWL THL Private Equity II Inc.
100.0% - Great-West Investors Holdco Inc.
100.0% - Great-West Investors LLC
100.0% - Great-West Investors LP Inc.
99.0% - Great-West Investors LP (1.0% owned by Great-West Investors GP Inc.)
100.0% - T.H. Lee Interests
100.0% - Great-West Investors GP Inc.
1.0% - Great-West Investors LP (99.0% Great-West Investors LP Inc.)
100.0% - T.H. Lee Interests
100.0% - CL Capital Management (Canada), Inc.
100.0% - 587443 Ontario Inc.
100.0% - Canada Life Mortgage Services Ltd.
100.0% - Adason Properties Limited
11.8% - GWL THL Private Equity I Inc. (29.4% owned by The Great-West Life Assurance Company, 58.8% owned by The Canada Life Insurance Company of Canada)
100.0% - GWL THL Private Equity II Inc.
100.0% - Great-West Investors Holdco Inc.
100.0% - Great-West Investors LLC
100.0% - Great-West Investors LP Inc.
99.0% - Great-West Investors LP (1.0% owned by Great-West Investors GP Inc.)
100% - T.H. Lee Interests
100.0% - Great-West Investors GP Inc.
1.0% - Great-West Investors LP (99.0% Great-West Investors LP Inc.)
100.0% - T.H. Lee Interests
100.0% - Canada Life Capital Trust

D. IGM Financial Inc. Group of Companies (Canadian mutual funds)

Power Corporation of Canada
100.0% - 171263 Canada Inc.
65.591% - Power Financial Corporation

10

61.506% - IGM Financial Inc.
100.0% - Investors Group Inc.
100.0% - Investors Group Financial Services Inc.
100.0% - I.G. International Management Limited
100.0% - I.G. Investment Management (Hong Kong) Limited
100.0% - Investors Group Trust Co. Ltd.
100.0% - 391102 B.C. Ltd.
100.0% - I.G. Insurance Services Inc.
100.0% - Investors Syndicate Limited
100.0% - Investors Group Securities Inc.
100.0% - 6460675 Manitoba Ltd.
100.0% - I.G. Investment Management, Ltd.
100.0% - Investors Group Corporate Class Inc.
100.0% - Investors Syndicate Property Corp.
100.0% - 0965311 B.C. Ltd.
100.0% - 0992480 B.C. Ltd.
100.0% - 1081605 B.C. Ltd.
100.0% - I.G. Investment Corp.
100.0% - Mackenzie Inc.
100.0% - Mackenzie Financial Corporation
100.0% - Mackenzie Investments Charitable Foundation
14.28% - Strategic Charitable Giving Foundation
100.0% - Mackenzie Cundill Investment Management (Bermuda) Ltd.
100.0% - Mackenzie Financial Capital Corporation
100.0% - Multi-Class Investment Corp.
100.0% - MMLP GP Inc.
100.0% - Mackenzie Investments Corporation
100.0% - Mackenzie Investments PTE. Ltd.
100.0% - Mackenzie U.S. Fund Management Inc.
96.94% - Investment Planning Counsel Inc. (and 3.06% owned by Management of IPC)
100.0% - IPC Investment Corporation
100.0% - IPC Estate Services Inc.
100.0% - IPC Securities Corporation
88.89% - IPC Portfolio Services Inc. (and 11.11% owned by advisors of IPC Investment Corporation and IPC Securities Corporation)
100.0% - Counsel Portfolio Services Inc.
100.0% - Counsel Portfolio Corporation
37.74% - Portag3 Ventures LP
32.8% - Springboard LP
69.7% - WealthSimple Financial Corp.
15.0% - Personal Capital Corporation

E. Pargesa Holding SA Group of Companies (European investments)

11

Power Corporation of Canada
100.0% - 171263 Canada Inc.
65.591% - Power Financial Corporation
100.0% - Power Financial Europe B.V.
50.0% - Parjointco N.V.
75.4% - Pargesa Holding SA (55.5% capital)
100.0% - Pargesa Netherlands B.V.
51.9% (taking into account the treasury shares - Groupe Bruxelles Lambert (50.0% in capital)
Capital
6.8% - Pernod Ricard (7.5% in capital)
16.9% - Umicore
20.0% - Ontex
7.5% - adidas
0.4% - LTI One
1.2% - Sagerpar
100.0% - Belgian Securities B.V.
Capital
69.6% - Imerys (53.7% in capital)
100.0% - Brussels Securities
Capital
99.6% - LTI One
0.1% - Groupe Bruxelles Lambert
100.0% - LTI Two
0.1% - Groupe Bruxelles Lambert
0.1% - Umicore
100.0% - URDAC
0.1% - Groupe Bruxelles Lambert
100.0% - FINPAR
0.1% - Groupe Bruxelles Lambert
98.8% - Sagerpar
3.3% - Groupe Bruxelles Lambert
10.0% - GBL Participations SA
100.0% - GBL Energy S.á.r.l.
Capital
1.8% - adidas
0.7% - Total SA (1.2% in capital)
100.0% - GBL Verwaltung GmbH (in liquidation)
100.0% - GBL Finance & Treasury
90.0% - GBL Participations SA
67.4% - Serena S.á.r.l.
Capital
16.2% - SGS
100.0% - Eliott Capital

12

Capital
9.4% - LafargeHolcim
100.0% - GBL Verwaltung SA
Capital
100.0% - GBL Investments Limited
100.0% - GBL R
100.0% - Sienna Capital S.á.r.l
Capital
10.9% - Sagard FCPR
0.3% - Sagard II A FPCI
75.0% - Sagard II B FPCI
26.9% - Sagard 3 Millésime 1 FPCI
29.6% - Kartesia Credit Opportunities I SCA, SICAV-SIF
22.2% - Kartesia Management SA
50.0% - Ergon Capital Partners SA
5.9% - Ergon Capital SA
42.4% - Ergon Capital Partners II SA
89.9% - Ergon Capital Partners III SA
15.1% - Mérieux Participations SAS
37.7% - Mérieux Participations 2 SAS
100.0% - PrimeStone Capital Parallel Vehicle SCS
1.7% - PrimeStone Capital Special Limited Partner SCSp
9.8% - BDT Capital Partners Fund II (INT),L.P.
100.0% - Sienna Capital International
100.0% - GBL Finance S.á.r.l
32.6% - Serena S.á.r.l
1.0% - Engie (0.6% in capital)
100.0% - Pargesa Netherlands B.V.
100.0% - SFPG

F. Square Victoria Communications Group Inc. Group of Companies (Canadian communications)

Power Corporation of Canada
100.0% - Square Victoria Communications Group Inc.
100.0% - Gesca Ltée
100.0% - La Presse, ltée
100.0% - Nuglif inc.
100.0% - Cyberpresse Inc.
100.0% - 9214470 Canada Inc.
100.0% - Square Victoria Digital Properties inc.
100.0% - Les Éditions Gesca Ltée
100.0% - Les Éditions Plus Ltée
50.0% - Workopolis

13

25.0% - Olive Média
100.0% - Square Victoria C.P. Holding Inc.
33.3% - Canadian Press Enterprises Inc.
100.0% - Pagemasters North America Inc.

G. Power Corporation (International) Limited Group of Companies (Asian investments)

Power Corporation of Canada
100.0% - Power Corporation (International) Limited
99.9% - Power Pacific Corporation Limited
0.1% - Power Pacific Equities Limited
99.9% - Power Pacific Equities Limited
100.0% - Power Communications Inc.
0.1% - Power Pacific Corporation Limited
10.0% - China Asset Management Limited

H. Other PCC Companies

Power Corporation of Canada
100.0% - 152245 Canada Inc.
100.0% - 3540529 Canada Inc.
18.75% - Société Immobiliére HMM
1.19% - Quinstreet Inc.
100.0% - Square Victoria Real Estate Inc./ Square Victoria Immobilier Inc.
100.0% - 3121011 Canada Inc.
100.0% - 171263 Canada Inc.
100.0% - Victoria Square Ventures Inc.
32.5% - Bellus Health Inc.
25.0% (voting) - 9314-0093 Québec Inc. (formerly Club de Hockey Les Remparts de Québec Inc.)
100.0% - Power Energy Corporation
100.0% - Potentia Renewables Inc.
100.0% - Schooltop Solar LP
85.0% - Reliant First Nations LP
100.0% - PSI Solar Finance 1 LP
100.0% - MOM Solar LP
100.0% - Potentia Solar 5 LP
100.0% - Potentia Solar 14 LP
100.0% - Minnesota Solar, LLC
75.0% - Paintearth Wind Project LP
75.0% - Stirling Wind Project LP
75.0% - Wheatland Wind Project LP
100.0% - Power Renewable Energy Corporation
100.0% - Sequoia Energy Inc.

14

100.0% - Power Energy Eagle Creek Inc.
60.0% - Power Energy Eagle Creek LLP
52.0% - Eagle Creek Renewable Energy, LLC
100.0% - Power Communications Inc.
100.0% - Brazeau River Resources Investments Inc.
100.0% - PCC Industrial (1993) Corporation
100.0% - Power Corporation International
100.0% - 9808655 Canada Inc.
100.0% - 9958363 Canada Inc.
100.0% - Sagard Holdings Participation US LP
25.0% - Sagard Holdings Inc. (non voting)
100.0% - Sagard Holdings Participation Inc.
75.0% - Sagard Holdings Inc.
100.0% - Sagard Capital Partners GP, Inc.
100.0% - Sagard Capital Partners, L.P.
97.3% - Vein Clinics of America
100.0% - 1069759 B.C. Unlimited Liability Company
96.7% - IntegraMed America, Inc.
50.0% - 9938982 Canada Inc.
100.0% - 9990089 Canada Inc.
100.0% - Power Corporation of Canada Inc.
100.0% - PL S.A.
100.0% - 4190297 Canada Inc.
100% - Sagard Capital Partners Management Corp.
100.0% - Sagard S.A.S.
100.0% - Marquette Communications (1997) Corporation
100.0% - 4507037 Canada Inc.
100.0% - 4524781 Canada Inc.
100.0% - 4524799 Canada Inc.
100.0% - 4524802 Canada Inc.

I. Other PFC Companies

Power Financial Corporation
100.0% - 4400003 Canada Inc.
100.0% - 3411893 Canada Inc.
100.0% - 3439453 Canada Inc.
100.0% - Power Financial Capital Corporation
100.0% - 7973594 Canada Inc.
100.0% - 7973683 Canada Inc.
100.0% - 7974019 Canada Inc.
100.0% - 8677964 Canada Inc.
100.0% - 9194649 Canada Inc.

15

67.2% - Springboard L.P.
69.7% - WealthSimple Financial Corp. (67.8% equity)
100.0% - Wealthsimple Inc.
100.0% - Canadian ShareOwner Investments Inc.
100.0% - CSA Computing Inc.
100.0% - Wealthsimple US, Ltd.
100.0% - Wealthsimple UK Ltd.
100.0% - Wealthsimple Technologies Inc.
100.0% - PFC Ventures Inc.
100.0% - Portag3 Ventures GP Inc.
24.52% - Portag3 Ventures L.P.
100.0% - 9917837 Canada Inc.
50.0% - Diagram Ventures GP Inc. (9629262 Canada Inc.)

Item 27. Number of Contract Owners

As of December 1, 2017, there were 1,647 Owners of Qualified Contracts and 996 Owners of Non-Qualified Contracts offered by means of the prospectus contained herein. The Depositor, through the Registrant, issues other contracts by means of other prospectuses.

Item 28. Indemnification

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Provisions exist under the Colorado Business Corporation Act and the Bylaws of the Depositor whereby the Depositor may indemnify a director, officer, or controlling person of the Depositor against liabilities arising under the Securities Act of 1933. The following excerpts contain the substance of these provisions:

Colorado Business Corporation Act

Article 109 - INDEMNIFICATION

Section 7-109-101. Definitions.

As used in this article:

(1)	“Corporation” includes any domestic or foreign entity that is a predecessor of a corporation by reason of a merger or other transaction in which the predecessor’s existence ceased upon consummation of the transaction.

(2)	“Director” means an individual who is or was a director of a corporation or an individual who, while a director of a corporation, is or was serving at the corporation’s request as a director, an officer, an agent, an associate, an employee, a fiduciary, a manager, a member, a partner, a promoter, or a trustee of, or to hold any similar position with, another domestic or foreign entity or of an employee benefit plan. A director is considered to be serving an employee benefit plan at the corporation’s request if the director’s duties to the corporation also impose duties on, or otherwise involve services by, the director to the plan or to participants in or beneficiaries of the plan. “Director” includes, unless the context requires otherwise, the estate or personal representative of a deceased director.

(3)	“Expenses” includes counsel fees.

(4)	“Liability” means the obligation incurred with respect to a proceeding to pay a judgment, settlement, penalty, fine, including an excise tax assessed with respect to an employee benefit plan, or reasonable expenses.

(5)	“Official capacity” means, when used with respect to a director, the office of director in a corporation and, when used with respect to a person other than a director as contemplated in section 7-109-107, the office in a corporation held by the officer or the employment, fiduciary, or agency relationship undertaken by the employee, fiduciary, or agent on behalf of the corporation. “Official capacity” does not include service for any other domestic or foreign corporation or other person or employee benefit plan.

(6)	“Party” includes a person who was, is, or is threatened to be made a named defendant or respondent in a proceeding.

(7)	“Proceeding” means any threatened, pending, or completed action, suit, or proceeding, whether civil, criminal, administrative, or investigative and whether formal or informal.

Section 7-109-102. Authority to indemnify directors.

(1)	Except as provided in subsection (4) of this section, a corporation may indemnify a person made a party to a proceeding because the person is or was a director against liability incurred in the proceeding if:

(a)	The person’s conduct was in good faith; and

(b)	The person reasonably believed:

(I)	In the case of conduct in an official capacity with the corporation, that such conduct was in the corporation’s best interests; and

(II)	In all other cases, that such conduct was at least not opposed to the corporation’s best interests; and

(c)	In the case of any criminal proceeding, the person had no reasonable cause to believe the person’s conduct was unlawful.

(2)	A director’s conduct with respect to an employee benefit plan for a purpose the director reasonably believed to be in the interests of the participants in or beneficiaries of the plan is conduct that satisfies the requirement of subparagraph (II) of paragraph (b) of subsection (1) of this section. A director’s conduct with respect to an employee benefit plan for a purpose that the director did not reasonably believe to be in the interests of the participants in or beneficiaries of the plan shall be deemed not to satisfy the requirements of paragraph (a) of subsection (1) of this section.

(3)	The termination of a proceeding by judgment, order, settlement, conviction, or upon a plea of nolo contendere or its equivalent is not, of itself, determinative that the director did not meet the standard of conduct described in this section.

(4)	A corporation may not indemnify a director under this section:

(a)	In connection with a proceeding by or in the right of the corporation in which the director was adjudged liable to the corporation; or

(b)	In connection with any other proceeding charging that the director derived an improper personal benefit, whether or not involving action in an official capacity, in which proceeding the director was adjudged liable on the basis that the director derived an improper personal benefit.

(5)	Indemnification permitted under this section in connection with a proceeding by or in the right of the corporation is limited to reasonable expenses incurred in connection with the proceeding.

Section 7-109-103. Mandatory Indemnification of Directors.

Unless limited by its articles of incorporation, a corporation shall indemnify a person who was wholly successful, on the merits or otherwise, in the defense of any proceeding to which the person was a party because the person is or was a director, against reasonable expenses incurred by the person in connection with the proceeding.

Section 7-109-104. Advance of Expenses to Directors.

(1)	A corporation may pay for or reimburse the reasonable expenses incurred by a director who is a party to a proceeding in advance of final disposition of the proceeding if:

(a)	The director furnishes to the corporation a written affirmation of the director’s good-faith belief that the director has met the standard of conduct described in section 7-109-102;

(b)	The director furnishes to the corporation a written undertaking, executed personally or on the director’s behalf, to repay the advance if it is ultimately determined that the director did not meet the standard of conduct; and

(c)	A determination is made that the facts then known to those making the determination would not preclude indemnification under this article.

(2)	The undertaking required by paragraph (b) of subsection (1) of this section shall be an unlimited general obligation of the director but need not be secured and may be accepted without reference to financial ability to make repayment.

(3)	Determinations and authorizations of payments under this section shall be made in the manner specified in section 7-109-106.

Section 7-109-105. Court-Ordered Indemnification of Directors.

(1)	Unless otherwise provided in the articles of incorporation, a director who is or was a party to a proceeding may apply for indemnification to the court conducting the proceeding or to another court of competent jurisdiction. On receipt of an application, the court, after giving any notice the court considers necessary, may order indemnification in the following manner:

(a)	If it determines that the director is entitled to mandatory indemnification under section 7-109-103, the court shall order indemnification, in which case the court shall also order the corporation to pay the director’s reasonable expenses incurred to obtain court-ordered indemnification.

(b)	If it determines that the director is fairly and reasonably entitled to indemnification in view of all the relevant circumstances, whether or not the director met the standard of conduct set forth in section 7-109-102(1) or was adjudged liable in the circumstances described in section 7-109-102(4), the court may order such indemnification as the court deems proper; except that the indemnification with respect to any proceeding in which liability shall have been adjudged in the circumstances described in section 7-109-102(4) is limited to reasonable expenses incurred in connection with the proceeding and reasonable expenses incurred to obtain court-ordered indemnification.

Section 7-109-106. Determination and Authorization of Indemnification of Directors.

(1)	A corporation may not indemnify a director under section 7-109-102 unless authorized in the specific case after a determination has been made that indemnification of the director is permissible in the circumstances because the director has met the standard of conduct set forth in section 7-109-102. A corporation shall not advance expenses to a director under section 7-109-104 unless authorized in the specific case after the written affirmation and undertaking required by section 7-109-104(1)(a) and (1)(b) are received and the determination required by section 7-109-104(1)(c) has been made.

(2)	The determinations required by subsection (1) of this section shall be made:

(a)	By the board of directors by a majority vote of those present at a meeting at which a quorum is present, and only those directors not parties to the proceeding shall be counted in satisfying the quorum; or

(b)	If a quorum cannot be obtained, by a majority vote of a committee of the board of directors designated by the board of directors, which committee shall consist of two or more directors not parties to the proceeding; except that directors who are parties to the proceeding may participate in the designation of directors for the committee.

(3)	If a quorum cannot be obtained as contemplated in paragraph (a) of subsection (2) of this section, and a committee cannot be established under paragraph (b) of subsection (2) of this section, or, even if a quorum is obtained or a committee is designated, if a majority of the directors constituting such quorum or such committee so directs, the determination required to be made by subsection (1) of this section shall be made:

(a)	By independent legal counsel selected by a vote of the board of directors or the committee in the manner specified in paragraph (a) or (b) of subsection (2) of this section or, if a quorum of the full board cannot be obtained and a committee cannot be established, by independent legal counsel selected by a majority vote of the full board of directors; or

(b)	By the shareholders.

(4)	Authorization of indemnification and advance of expenses shall be made in the same manner as the determination that indemnification or advance of expenses is permissible; except that, if the determination that indemnification or advance of expenses is permissible is made by independent legal counsel, authorization of indemnification and advance of expenses shall be made by the body that selected such counsel.

Section 7-109-107. Indemnification of Officers, Employees, Fiduciaries, and Agents.

(1)	Unless otherwise provided in the articles of incorporation:

(a)	An officer is entitled to mandatory indemnification under section 7-109-103, and is entitled to apply for court-ordered indemnification under section 7-109-105, in each case to the same extent as a director;

(b)	A corporation may indemnify and advance expenses to an officer, employee, fiduciary, or agent of the corporation to the same extent as to a director; and

(c)	A corporation may also indemnify and advance expenses to an officer, employee, fiduciary, or agent who is not a director to a greater extent, if not inconsistent with public policy, and if provided for by its bylaws, general or specific action of its board of directors or shareholders, or contract.

Section 7-109-108. Insurance.

A corporation may purchase and maintain insurance on behalf of a person who is or was a director, officer, employee, fiduciary, or agent of the corporation, or who, while a director, officer, employee, fiduciary, or agent of the corporation, is or was serving at the request of the corporation as a director, officer, partner, trustee, employee, fiduciary, or agent of another domestic or foreign entity or of an employee benefit plan, against liability asserted against or incurred by the person in that capacity or arising from the person’s status as a director, officer, employee, fiduciary, or agent, whether or not the corporation would have power to indemnify the person against the same liability under section 7-109-102, 7-109-103, or 7-109-107. Any such insurance may be procured from any insurance company designated by the board of directors, whether such insurance company is formed under the law of this state or any other jurisdiction of the United States or elsewhere, including any insurance company in which the corporation has an equity or any other interest through stock ownership or otherwise.

Section 7-109-109. Limitation of Indemnification of Directors.

(1) A provision treating a corporation’s indemnification of, or advance of expenses to, directors that is contained in its articles of incorporation or bylaws, in a resolution of its shareholders or board of directors, or in a contract, except an insurance policy, or otherwise, is valid only to the extent the provision is not inconsistent with sections 7-109-101 to 7-109-108. If the articles of incorporation limit indemnification or advance of expenses, indemnification and advance of expenses are valid only to the extent not inconsistent with the articles of incorporation.

(2)	Sections 7-109-101 to 7-109-108 do not limit a corporation’s power to pay or reimburse expenses incurred by a director in connection with an appearance as a witness in a proceeding at a time when the director has not been made a named defendant or respondent in the proceeding.

Section 7-109-110. Notice to Shareholders of Indemnification of Director.

If a corporation indemnifies or advances expenses to a director under this article in connection with a proceeding by or in the right of the corporation, the corporation shall give written notice of the indemnification or advance to the shareholders with or before the notice of the next shareholders’ meeting. If the next shareholder action is taken without a meeting at the instigation of the board of directors, such notice shall be given to the shareholders at or before the time the first shareholder signs a writing consenting to such action.

Bylaws of the Depositor

Article IV. Indemnification

SECTION 1. In this Article, the following terms shall have the following meanings:

(a)	“expenses” means reasonable expenses incurred in a proceeding, including expenses of investigation and preparation, expenses in connection with an appearance as a witness, and fees and disbursement of counsel, accountants or other experts;

(b)	“liability” means an obligation incurred with respect to a proceeding to pay a judgment, settlement, penalty or fine;

(c)	“party” includes a person who was, is, or is threatened to be made a named defendant or respondent in a proceeding;

(d)	“proceeding” means any threatened, pending or completed action, suit, or proceeding whether civil, criminal, administrative or investigative, and whether formal or informal.

SECTION 2. Subject to applicable law, if any person who is or was a director, officer or employee of the corporation is made a party to a proceeding because the person is or was a director, officer or employee of the corporation, the corporation shall indemnify the person, or the estate or personal representative of the person, from and against all liability and expenses incurred by the person in the proceeding (and advance to the person expenses incurred in the proceeding) if, with respect to the matter(s) giving rise to the proceeding:

(a)	the person conducted himself or herself in good faith; and

(b)	the person reasonably believed that his or her conduct was in the corporation’s best interests; and

(c)	in the case of any criminal proceeding, the person had no reasonable cause to believe that his or her conduct was unlawful; and

(d)	if the person is or was an employee of the corporation, the person acted in the ordinary course of the person’s employment with the corporation.

SECTION 3. Subject to applicable law, if any person who is or was serving as a director, officer, trustee or employee of another company or entity at the request of the corporation is made a party to a proceeding because the person is or was serving as a director, officer, trustee or employee of the other company or entity, the corporation shall indemnify the person, or the estate or personal representative of the person, from and against all liability and expenses incurred by the person in the proceeding (and advance to the person expenses incurred in the proceeding) if:

(a)	the person is or was appointed to serve at the request of the corporation as a director, officer, trustee or employee of the other company or entity in accordance with Indemnification Procedures approved by the Board of Directors of the corporation; and

(b)	with respect to the matter(s) giving rise to the proceeding:

(i)	the person conducted himself or herself in good faith; and

(ii)	the person reasonably believed that his or her conduct was at least not opposed to the corporation’s best interests (in the case of a trustee of one of the corporation’s staff benefits plans, this means that the person’s conduct was for a purpose the person reasonably believed to be in the interests of the plan participants); and

(iii)	in the case of any criminal proceeding, the person had no reasonable cause to believe that his or her conduct was unlawful; and

(iv)	if the person is or was an employee of the other company or entity, the person acted in the ordinary course of the person’s employment with the other company or entity.

Item 29. Principal Underwriter

(a)	GWFS Equities, Inc. (“GWFS”) is the distributor of securities of the Registrant. Including the Registrant, GWFS serves as distributor or principal underwriter for Great-West Funds, Inc., an open-end management investment company, Variable Annuity-1 Series Account of Great-West Life & Annuity Insurance Company (GWL&A), Variable Annuity-1 Series Account of Great-West Life & Annuity Insurance Company of New York (“GWL&A NY”), Variable Annuity-2 Series Account of GWL&A, Variable Annuity-2 Series Account of GWL&A NY, Variable Annuity-8 Series Account of GWL&A, Variable Annuity-8 Series Account of GWL&ANY, COLI VUL-2 Series Account of GWL&A, COLI VUL-2 Series Account of GWL&A NY, COLI VUL-4 Series Account of GWL&A, FutureFunds Series Account of GWL&A, Maxim Series Account of GWL&A, Prestige Variable Life Account of GWL&A, and Trillium Variable Annuity Account of GWL&A.

(b)	Directors and Officers of GWFS:

Name	Principal Business Address	Positions and Offices with Underwriter

E.F. Murphy, III	(1)	Chairman, President, and Chief Executive Officer

R.K. Shaw	(1)	Director and Executive Vice President

S.E. Jenks	(1)	Director and Executive Vice President

C.E. Waddell	(1)	Director and Senior Vice President

K.I. Schindler	(1)	Chief Compliance Officer

R.H. Linton, Jr.	(1)	Executive Vice President

D.A. Morrison	(1)	Senior Vice President

J.M. Smolen	(1)	Senior Vice President

R.J. Laeyendecker	(1)	Senior Vice President

W.J. McDermott	(1)	Senior Vice President

R.L. Logsdon	(1)	Vice President, Counsel, and Secretary

R.M. Mattie	(1)	FIN OP Principal, Vice President and Treasurer

(1) 8515 East Orchard Road, Greenwood Village, Colorado 80111

(c)	Commissions and other compensation received by Principal Underwriter, directly or indirectly, from the Registrant during Registrant’s last fiscal year:

Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption	Brokerage Commissions	Compensation
GWFS	-0-	-0-	-0-	-0-

Item 30. Location of Accounts and Records

All accounts, books, or other documents required to be maintained by Section 31(a) of the 1940 Act and the rules promulgated thereunder are maintained by the Registrant through the Depositor, 8515 E. Orchard Road, Greenwood Village, Colorado 80111.

Item 31. Management Services

Not Applicable.

Item 32. Undertakings and Representations

(a)	Registrant undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

(b)	Registrant undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

(c)	Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.

(d)	The Depositor, Great-West Life & Annuity Insurance Company, represents the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Great-West Life & Annuity Insurance Company.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Registration Statement to be signed on its behalf, in the City of Greenwood Village, and State of Colorado on this 14th day of December, 2017.

VARIABLE ANNUITY-2 SERIES ACCOUNT
(Registrant)

By:	/s/ Robert L. Reynolds
Robert L. Reynolds
President and Chief Executive Officer of Great-West Life & Annuity Insurance Company

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
(Depositor)

By:	/s/ Robert L. Reynolds
Robert L. Reynolds
President and Chief Executive Officer

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated:

Signature	Title	Date

/s/ R. Jeffrey Orr	Chairman of the Board	December 14, 2017
R. Jeffrey Orr*

/s/ Robert L. Reynolds	Director, President and Chief Executive	December 14, 2017
Robert L. Reynolds	Officer

/s/ Andra S. Bolotin	Executive Vice President and Chief Financial Officer	December 14, 2017
Andra S. Bolotin

/s/ John L. Bernbach	Director	December 14, 2017
John L. Bernbach*

/s/ Marcel R. Coutu	Director	December 14, 2017
Marcel R. Coutu*

/s/ André R. Desmarais	Director	December 14, 2017
André R. Desmarais*

/s/ Paul G. Desmarais, Jr.	Director	December 14, 2017
Paul G. Desmarais, Jr.*

/s/ Gary A. Doer	Director	December 14, 2017
Gary A. Doer*

/s/ Gregory J. Fleming	Director	December 14, 2017
Gregory J. Fleming*

/s/ Claude Généreux	Director	December 14, 2017
Claude Généreux*

/s/ Alain Louvel	Director	December 14, 2017
Alain Louvel*

/s/ Paul A. Mahon	Director	December 14, 2017
Paul A. Mahon*

/s/ Jerry E.A. Nickerson	Director	December 14, 2017
Jerry E.A. Nickerson*

/s/ Henri P. Rousseau	Director	December 14, 2017
Henri P. Rousseau*

/s/ Raymond Royer	Director	December 14, 2017
Raymond Royer*

/s/ T. Timothy Ryan, Jr.	Director	December 14, 2017
T. Timothy Ryan, Jr.*

/s/ Jerome J. Selitto	Director	December 14, 2017
Jerome J. Selitto*

/s/ Gregory D. Tretiak	Director	December 14, 2017
Gregory D. Tretiak*

/s/ Brian E. Walsh	Director	December 14, 2017
Brian E. Walsh*

*By: /s/ Ryan L. Logsdon		December 14, 2017
Ryan L. Logsdon
Attorney-in-Fact pursuant to Power of Attorney